As filed with the Securities and Exchange Commission
                               on December 31, 1998
                          Registration No. 333-_______

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
        ----------------------------------------------------------------
                                    FORM N-14

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                  Pre-Effective Amendment No. ___                     |_|

                  Post-Effective Amendment No. ___                    |_|

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940         |_|

                         Amendment No. ___                            |_|

                         (Check appropriate box or boxes)
                             ------------------------

                         NATIONS INSTITUTIONAL RESERVES
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------

        Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
                                               W. Bruce McConnel, III, Esq.
      Robert M. Kurucza, Esq.                  Michael P. Malloy, Esq.
      Marco E. Adelfio, Esq.                   Drinker Biddle & Reath LLP
      Morrison & Foerster LLP                  Philadelphia National Bank
      2000 Pennsylvania Ave., N.W.             Building
      Suite 5500                               1345 Chestnut Street
      Washington, D.C.  20006                  Philadelphia, PA  19107-2700

It is proposed that this filing will become effective on January 30, 1999 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on July 10, 1998, the notice required by Rule 24f-2 for its fiscal year ended March 31, 1998 (File No. 33-33144; 811-6030).

                          Nations Institutional Reserves
                              Cross-Reference Sheet

PART A


Item No.   Item Caption                                Prospectus Caption
--------   ------------                                ------------------

    1      Beginning of Registration                   COVER PAGE OF REGISTRATION
           Statement and Outside                       STATEMENT; CROSS-REFERENCE SHEET;
           Front Cover Page of                         FRONT COVER PAGE OF PROXY
           Prospectus                                  STATEMENT/PROSPECTUS

    2      Beginning and Outside                       TABLE OF CONTENTS
           Back Cover Page of
           Prospectus


    3      Fee Table, Synopsis                         FEE TABLES; APPENDIX II
           Information, and Risk                       -- EXPENSE SUMMARIES OF
           Factors                                     PACIFIC HORIZON FUNDS AND
                                                       THE CORRESPONDING NATIONS
                                                       FUNDS; SUMMARY --
                                                       PROPOSED REORGANIZATION;
                                                       SUMMARY-- OVERVIEW OF THE
                                                       FUNDS; SUMMARY -- FEDERAL
                                                       INCOME TAX CONSEQUENCES;
                                                       SUMMARY -- PACIFIC
                                                       HORIZON, MIT, NATIONS AND
                                                       NMIT BOARD CONSIDERATION;
                                                       SUMMARY--PRINCIPAL RISK FACTORS;
                                                       SUMMARY -- VOTING INFORMATION;
                                                       SUMMARY -- FEES AND EXPENSES.


    4      Information About the                       THE REORGANIZATION -
           Transaction                                 DESCRIPTION OF THE
                                                       REORGANIZATION AGREEMENT;
                                                       THE REORGANIZATION -
                                                       DESCRIPTION OF THE MASTER
                                                       TRUST REORGANIZATION
                                                       AGREEMENT; THE
                                                       REORGANIZATION - PACIFIC
                                                       HORIZON AND MIT BOARD
                                                       CONSIDERATION; THE
                                                       REORGANIZATION - CAPITALIZATION;
                                                       THE REORGANIZATION - FEDERAL
                                                       INCOME TAX CONSIDERATIONS.



    5      Information About the                       COMPARISON OF PACIFIC HORIZON AND
           Registrant                                  NATIONS; ADDITIONAL INFORMATION
                                                       ABOUT NATIONS

    6      Information About the                       COMPARISON OF PACIFIC HORIZON AND
           Company Being Acquired                      NATIONS; ADDITIONAL INFORMATION
                                                       ABOUT PACIFIC HORIZON

    7      Voting Information                          VOTING MATTERS

    8      Interest of Certain                         NOT APPLICABLE
           Persons and Experts


    9      Additional Information                      NOT APPLICABLE
           Required for Reoffering
           by Persons Deemed to be
           Underwriters

PART B
------


                                                       Statement of Additional
Item No.   Item Caption                                Information Caption
--------   ------------                                -------------------

    10     Cover Page                                  COVER PAGE

    11     Table of Contents                           TABLE OF CONTENTS


    12     Additional Information                      INCORPORATION OF DOCUMENTS BY
           About the Registrant                        REFERENCE IN STATEMENT OF
                                                       ADDITIONAL INFORMATION

    13     Additional Information                      NOT APPLICABLE
           About the Company Being
           Acquired

    14     Financial Statements                        EXHIBITS TO STATEMENT OF ADDITIONAL
                                                       INFORMATION

  PART C
  ------

 Item No.
 --------
  15-17    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this
           Registration Statement.


The following items are hereby incorporated by reference into various parts of this registration statement:

Nations Institutional Reserves ("Reserves")

From Post-Effective Amendment No. 22 of Reserves's Registration Statement, filed August 27, 1998 (SEC File Nos. 33-33144; 811-6030):

      Prospectuses for the Capital, Adviser, Market and Liquidity Class Shares of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves, dated September 1, 1998.

      Statement of Additional Information for the Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves, dated September 1, 1998.

From Post-Effective Amendment No. 23 of Reserves' Registration Statement, filed November 25, 1998 (SEC File Nos. 33-33144; 811-6030):

      Preliminary Prospectuses for the Daily, Investor, Service and Trust Class Shares of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

Final Prospectuses for the Daily, Investor, Service and Trust class Shares of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves, and Nations Municipal Reserves, dated January __, 1999.

The audited financial statements and related independent accountants' reports for the Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves, and Nations Municipal Reserves, contained in the Annual Report for the fiscal year ended April 30, 1998.


Pacific Horizon Funds, Inc. ("Pacific Horizon")

From Post-Effective Amendment No. 60 of Pacific Horizon's Registration Statement, filed July 1, 1998 (SEC File Nos. 2-81110; 811-4293):

      Prospectuses for the A Shares, B Shares, K Shares, and SRF Shares of the Asset Allocation Fund and the Blue Chip Fund, dated July 1, 1998, as supplemented.

      Prospectus for the A Shares and B Shares of the California Municipal Bond Fund, dated July 1, 1998, as supplemented.

      Prospectuses for the Horizon, Horizon Service, Pacific Horizon, S (Prime Fund only), X, and Y Shares of the Prime Fund and the Treasury Fund, dated July 1, 1998, as supplemented.

      Prospectuses for the Horizon, Horizon Service, Pacific Horizon, S, and X Shares of the California Tax-Exempt Money Market Fund, dated July 1, 1998, as supplemented.

      Prospectus for the A Shares, B Shares, and K Shares of the Capital Income Fund, dated July 1, 1998, as supplemented.

      Prospectuses for the Horizon, Horizon Service, and the Pacific Horizon Shares of the Government Fund and the Treasury Only Fund, dated July 1, 1998, as supplemented.

      Prospectuses for the A Shares, K Shares, and the SRF Shares of the Intermediate Bond Fund, dated July 1, 1998, as supplemented.

      Prospectuses for the Pacific Horizon, S, Horizon and Horizon Service Shares of the Tax-Exempt Money Fund, dated July 1, 1998, as supplemented.

      Statements of Additional Information for the Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund, California Tax-Exempt Money Market Fund, Capital Income Fund, Government Fund, Intermediate Bond Fund, Prime Fund, Tax-Exempt Money Fund, Treasury Fund, and Treasury Only Fund, dated July 1, 1998, as supplemented.

The audited financial statements and related independent accountants' reports for the Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund, California Tax-Exempt Money Market Fund, Capital Income Fund, Government Fund, Intermediate Bond Fund, Prime Fund, Tax-Exempt Money Fund, Treasury Fund, and Treasury Only Fund, contained in the Annual Report for the fiscal year ended February 28, 1998.

The unaudited financial statements for the Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund, California Tax-Exempt Money Market Fund, Capital Income Fund, Government Fund, Intermediate Bond Fund, Prime Fund, Tax-Exempt Money Fund, Treasury Fund, and Treasury Only Fund, contained in the Semi-Annual Report for the fiscal period ended August 31, 1998.

                           PACIFIC HORIZON FUNDS, INC.
                              Asset Allocation Fund
                                 Blue Chip Fund
                         California Municipal Bond Fund
                     California Tax-Exempt Money Market Fund
                               Capital Income Fund
                                 Government Fund
                             Intermediate Bond Fund
                                   Prime Fund
                              Tax-Exempt Money Fund
                                  Treasury Fund
                               Treasury Only Fund
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809


                                                         February 1, 1999

Dear Shareholder:

      On behalf of the Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon"), we are pleased to invite you to a special meeting of shareholders of the Pacific Horizon Funds named above to be held at 10:00 a.m. (Eastern time) on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware (the "Meeting"). At the Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of January __, 1999 (the "Reorganization Agreement"), by and between Pacific Horizon and Nations Institutional Reserves ("Nations"), which contemplates the reorganization of your Pacific Horizon Fund into a corresponding fund of Nations, and the reorganization of Pacific Horizon as a whole. Shareholders of the Blue Chip Fund and the Intermediate Bond Fund, which are structured as master-feeder funds, also will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of January __, 1999 (the "Master Trust Reorganization Agreement") by and between Master Investment Trust - Series I ("MIT") and Nations Master Investment Trust, which contemplates the reorganization of the Master Portfolios in which these Funds invest.

      Background. As you may recall, BankAmerica Corporation recently merged with NationsBank Corporation to form the new BankAmerica Corporation ("BankAmerica"). As a result of the merger, both Bank of America National Trust and Savings Association ("Bank of America"), the investment adviser to the Pacific Horizon Funds, and NationsBanc Advisors, Inc. ("NBAI"), the investment adviser to Nations, are indirect, wholly owned subsidiaries of BankAmerica. Bank of America has decided to consolidate its mutual fund investment advisory operations with those of NBAI.

      At the upcoming Meeting, you will be asked to approve the reorganization of your Pacific Horizon Fund into a corresponding Nations Fund (the "Reorganization"). If all approvals are obtained, the Pacific Horizon Funds will be reorganized into corresponding Nations Funds in May 1999, when your Pacific Horizon Fund shares will be exchanged for shares of the corresponding Nations Funds of equal value. With respect to the Blue Chip Fund and Intermediate Bond Fund, a corresponding reorganization would occur at the master portfolio level.

      [PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION. MIT'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE BLUE CHIP FUND AND INTERMEDIATE BOND FUND VOTE TO APPROVE THE PROPOSED MASTER TRUST REORGANIZATION AGREEMENT.]

      In considering these matters, you should note:

o  Similar Objectives and Policies
   The Pacific Horizon Funds are proposed to be reorganized into Nations Funds with investment policies and objectives that are, in general, substantially similar to those of the corresponding Pacific Horizon Funds.

o  Enhanced Access and Service Arrangements
   Following the Reorganization, you will enjoy access to Nations Funds through enhanced distribution, transaction and shareholder servicing arrangements. Among other things, the new BankAmerica has one of the most comprehensive distribution network of any banking organization in the country.

o  Same Value of Shares
   The total dollar value of the Nations Fund shares you receive in the Reorganization will be the same as the total dollar value of the Pacific Horizon Fund shares that you held immediately before the Reorganization. The exchange of Pacific Horizon Fund shares for Nations Fund shares will be tax-free under federal law, and no front-end or contingent deferred sales loads will be charged as a result of the exchange.

o The proposed Reorganization is expected to benefit Pacific Horizon Fund shareholders by:

      Offering actual or potential reductions in total operating expense ratios in most cases;

      Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds. Many of you will be able to exchange your shares among most or all of those funds;

      Offering access to a broader array of investment products, including a line of fund-of-funds, and investment services, including a mutual fund marketplace; and

      Providing opportunities for enhanced returns through combined investment portfolios.

      The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Pacific Horizon Funds named above, more than one Proxy Ballot accompanies these materials. If you own shares in one or more of the Pacific Horizon Funds not named above, you will be receiving separately a set of proxy materials (including Proxy Ballot(s)) for the other funds(s).

      Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1. Mark, sign, date and return the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope;

2. Mark, sign, date and fax the enclosed Proxy Ballot(s) to ADP Proxy Services at (704) 388-2641; or

3. Follow the instructions below to vote on-line or by telephone.

      Please return your Proxy Ballot(s) fax it to us or follow the instructions below to vote on-line or by telephone so that your vote will be counted.

      YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) 388-2641. YOU MAY ALSO VOTE YOUR PROXY INSTANTLY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE.
PLEASE SEE BELOW.

      The proposed Reorganization and the reasons for the Pacific Horizon Board's unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Pacific Horizon toll free at 1-800-___-___.

      We look forward to seeing you at the Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Meeting.

                                   Sincerely,





                                    ------------------------------
                                    Dr. Cornelius J. Pings
                                    President

                                                           PACIFIC
TWO QUICK AND EASY WAYS TO VOTE YOUR PROXY                 HORIZON
INSTANTLY                                                   FUNDS

As a valued Pacific Horizon Funds shareholder, your proxy vote is important to us. That's why we've made it faster and easier to vote your proxy at your convenience, 24 hours a day. After reviewing the enclosed Proxy Statement, which outlines important issues affecting your funds, select one of the following quick and easy methods to register your vote - accurately and immediately.

VOTE ON-LINE                           VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed Proxy Statement   1. Read the enclosed Proxy Statement
   and have your Proxy Ballot(s)* at      and have your Proxy Ballot(s)* at
   hand.                                  hand.
2. Go to Web site www.proxyvote.com    2. Call toll-free 1-800-690-6903.
3. Enter the 12-digit Control Number   3. Enter the 12-digit Control Number
   found on your Proxy Ballot(s).         found on your Proxy Ballot(s).
4. Cast your vote using the            4. Cast your vote using the
   easy-to-follow instructions.           easy-to-follow instructions.

*  DO NOT MAIL THE PROXY BALLOT(S) IF VOTING BY INTERNET OR TELEPHONE.

                         NATIONS INSTITUTIONAL RESERVES
                               February [1], 1999

                               Questions & Answers
                               -------------------

For Shareholders of Pacific Horizon Funds:

The following questions and answers provide an overview of the proposal to reorganize your Fund into a corresponding portfolio of Nations Funds. We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.

--------------------------------------------------------------------------------
Q: What are Pacific Horizon Fund shareholders being asked to vote upon?

A: Pacific Horizon Fund shareholders are being asked to consider and approve a proposal to reorganize the Pacific Horizon Funds into corresponding portfolios within the Nations Funds family of mutual funds.

Q: Why has the reorganization of the Pacific Horizon Funds into Nations Funds been recommended?

A: The Board of Directors of the Pacific Horizon Funds and the Boards of Trustees/Directors of Nations Funds have each determined that the consolidation of the Pacific Horizon Funds into corresponding Nations Funds is in the best interests of their respective shareholders. Among the benefits for Pacific Horizon Fund shareholders considered by the Pacific Horizon Funds' Board were access to a broader array of mutual funds and the possibility of improved investment performance from the combining of investment portfolios. A more detailed discussion of the factors considered by the respective Boards in approving the reorganization is included in the Proxy/Prospectus.

Q: What is the anticipated timing of the reorganization?

A: The meeting of shareholders to consider the proposal is scheduled to occur on April 12, 1999. If all necessary approvals are obtained, the proposed reorganization will likely take place in May 1999.

Q: Who will receive the Proxy/Prospectus materials?

A: The Proxy/Prospectus has been mailed to all Pacific Horizon Fund shareholders that held shares of record on January 14, 1999. Please note that in some cases record ownership of and/or voting authority over Pacific Horizon Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q: How will the Pacific Horizon Funds be reorganized?

A: As you may know, the Pacific Horizon Funds consist of 17 separate mutual funds, including 6 money market funds. The Proxy/Prospectus that accompanies these materials, however, relates only to the 11 Pacific Horizon Funds listed below. Shareholders of the other Pacific Horizon Funds are receiving similar but separate documents. The proposed plan of reorganization for these 11 funds, approved by the Pacific Horizon Funds' Board of Directors, contemplates the reorganization of five of these Pacific Horizon Funds into four existing Nations Funds portfolios having similar investment objectives and policies. The remaining six Pacific Horizon Funds listed below will be reorganized into new Nations Funds portfolios that are being created to continue the current operations of these Pacific Horizon Funds. The investment objectives and strategies of these new portfolios will be substantially the same as those of the Pacific Horizon Funds. Under the proposed plan of reorganization, the Pacific Horizon Funds covered by this Proxy/Prospectus would be reorganized into the following Nations Funds portfolios:

--------------------------------------------------------------------------------
       Pacific Horizon Funds           Corresponding Nations Funds Portfolio
--------------------------------------------------------------------------------
Asset Allocation Fund               Nations Asset Allocation Fund (new
                                    portfolio)
--------------------------------------------------------------------------------
Blue Chip Fund                      Nations Blue Chip Fund (new portfolio)
--------------------------------------------------------------------------------
                                    Nations California Municipal Bond Fund (new
California Municipal Bond Fund      portfolio)
--------------------------------------------------------------------------------
California Tax-Exempt Money Market  Nations California Tax-Exempt Reserves (new
Fund                                portfolio)
--------------------------------------------------------------------------------
Capital Income Fund                 Nations Capital Income Fund (new portfolio)
--------------------------------------------------------------------------------
Government Fund                     Nations Government Reserves
--------------------------------------------------------------------------------
                                    Nations Intermediate Bond Fund (new
Intermediate Bond Fund              portfolio)
--------------------------------------------------------------------------------
Prime Fund                          Nations Cash Reserves
--------------------------------------------------------------------------------
Tax-Exempt Money Fund               Nations Municipal Reserves
--------------------------------------------------------------------------------
Treasury Fund                       Nations Treasury Reserves
--------------------------------------------------------------------------------
Treasury Only Fund                  Nations Government Reserves
--------------------------------------------------------------------------------

Please refer to Table I of the accompanying Proxy/Prospectus for information regarding share class mapping.

Q: What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A: The customary costs of the reorganization will not be borne by Pacific Horizon Fund shareholders. Also, no sales charge will be imposed on the shares of the Nations Funds issued to you in the reorganization, which means that the aggregate value of the Nations Fund shares issued to you will be equal to the aggregate value of the Pacific Horizon Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Pacific Horizon Funds shares for Nations Funds shares will be tax-free under federal law.

Q: What will happen to Pacific Horizon Fund account features such as Systematic Investment Plans or Automatic Withdrawal Plans?

A: After the reorganization, Nations Funds will generally continue to honor standing instructions regarding Pacific Horizon Fund accounts, such as systematic investment plans, automatic withdrawal plans or dividend reinvestment plans. However, those instructions will be subject to the requirements in place for the Nations Funds and shareholders will accordingly be notified of any differences that impact their accounts. Please refer to Appendix IV of the Proxy/Prospectus for a detailed comparison of Pacific Horizon Funds/Nations Funds shareholder services.

                           PACIFIC HORIZON FUNDS, INC.
                              Asset Allocation Fund
                                 Blue Chip Fund
                         California Municipal Bond Fund
                     California Tax-Exempt Money Market Fund
                               Capital Income Fund
                                 Government Fund
                             Intermediate Bond Fund
                                   Prime Fund
                              Tax-Exempt Money Fund
                                  Treasury Fund
                               Treasury Only Fund

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To Be Held On April 12, 1999

To Pacific Horizon Fund Shareholders:

      NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Meeting") of the Pacific Horizon Funds named above (each a "Pacific Horizon Fund" and together, the "Pacific Horizon Funds"), each of which is a series of Pacific Horizon Funds, Inc. ("Pacific Horizon"), will be held at 10:00 a.m., Eastern time, on April 12, 1999, at 400 Bellevue Parkway, Wilmington, Delaware, for purpose of considering and voting upon:

      ITEM 1. A proposal to approve an Agreement and Plan of Reorganization, which provides for (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations Institutional Reserves in exchange for shares of designated classes of the corresponding Nations Fund of equal value, (b) the distribution of the shares of designated classes of the corresponding Nations fund to shareholders of each Pacific Horizon Fund and (c) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended, Pacific Horizon. In the case of Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund shareholders, the proposal includes a proposal to approve an additional proposed Agreement and Plan of Reorganization for Master Investment Trust, Series I, which provides for
      (a) the transfer of assets and liabilities of the Blue Chip and Investment Grade Bond Portfolio of Master Investment Trust, Series I in exchange for shares of corresponding portfolios of Nations Master Investment Trust of equal value; (b) the distribution of shares of the corresponding portfolio of Nations Master Investment Trust to shareholders of the portfolios of Master Investment Trust, Series I and (c) the termination under state law and deregistration under the 1940 Act of Master Investment Trust, Series I.

      ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s).

      Item 1 is described in the attached Combined Proxy Statement/Prospectus. [YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.]

      Shareholders of record as of the close of business on January 14, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

     SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE PACIFIC HORIZON BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY 1)FACSIMILE AT (704) 388-2641; OR 2) TOUCHTONE VOTING BY DIALING (800) 690-6903; OR 3) VOTING ON-LINE AT WEB SITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO PACIFIC HORIZON A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.


                              By Order of the Board of Directors,



                              ----------------------------
                              W. Bruce McConnel, III
                              Secretary


                       WE NEED YOUR PROXY VOTE IMMEDIATELY

      A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, THE COMPANY WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING THE COMPANY TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                February 1, 1999

                           PACIFIC HORIZON FUNDS, INC.
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 1-800-346-2087

                         NATIONS INSTITUTIONAL RESERVES
                        One NationsBank Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854



         This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Pacific Horizon Asset Allocation Fund, Pacific Horizon Blue Chip Fund, Pacific Horizon California Municipal Bond Fund, Pacific Horizon California Tax-Exempt Money Market Fund, Pacific Horizon Capital Income Fund, Pacific Horizon Government Fund, Pacific Horizon Intermediate Bond Fund, Pacific Horizon Prime Fund, Pacific Horizon Tax-Exempt Money Fund, Pacific Horizon Treasury Fund and Pacific Horizon Treasury Only Fund (each a "Pacific Horizon Fund" and collectively the "Pacific Horizon Funds"). The Board of Directors of Pacific Horizon Funds, Inc. ("Pacific Horizon") has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on April 12, 1999 at 400 Bellevue Parkway, Wilmington, Delaware.

At the Meeting, shareholders will be asked:

     o To approve a proposed Agreement and Plan of Reorganization dated as of January ___, 1999 (the "Reorganization Agreement") by and between Pacific Horizon and Nations Institutional Reserves ("Nations"), which provides for (a) the transfer of the assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations in exchange for the shares of designated classes of the corresponding Nations fund of equal value; (b) the distribution of the shares of designated classes of the corresponding Nations Fund to shareholders of each Pacific Horizon Fund; and (c) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended (the "1940 Act"), of Pacific Horizon. In the case of Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund, shareholders are also being asked, as part of a combined vote, to approve an additional proposed Agreement and Plan of Reorganization dated as of January ___, 1999 (the "Master Trust Reorganization Agreement") by and between Master Investment Trust, Series I and Nations Master Investment Trust which provides for (a) the transfer of the assets and liabilities of the Blue Chip and Investment Grade Bond Portfolios of Master Investment Trust, Series I in exchange for shares of corresponding portfolios of Nations Master Investment Trust of equal value; (b) the distribution of shares of the corresponding portfolio of Nations Master Investment Trust to shareholders of the portfolios of Master Investment Trust, Series I and (c) the termination under state law and deregistration under the 1940 Act of Master Investment Trust, Series I.

         The Reorganization Agreement, a copy of which is attached as Appendix I(A), provides, among other things discussed more fully below, for the transfer of assets and liabilities of each Pacific Horizon Fund to a corresponding fund of Nations (each a "Nations Fund" and collectively the "Nations Funds") in exchange for shares ("Shares") of designated classes of the corresponding Nations Fund of equal value. Pacific Horizon and Nations are both registered open-end management investment companies (mutual funds).

         The Master Trust Reorganization Agreement (which applies only to shareholders of the Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund), a copy of which is attached as Appendix I(B), among other things discussed more fully below, provides for the transfer of assets and liabilities of the Blue Chip Master Portfolio and the Intermediate Bond Master Portfolio (each an "MIT Master Portfolio" and collectively, the "MIT Master Portfolios") of Master Investment Trust, Series I ("MIT") to corresponding master portfolios with substantially the same investment objective and policies as the MIT Master Portfolios (each a "Nations Master Portfolio" and collectively, the "Nations Master Portfolios") of a new registered investment company--Nations Master Investment Trust ("NMIT"). The Master Trust Reorganization Agreement further provides for NMIT to issue interests in each Nations Master Portfolio to its investors equal in value to the assets and liabilities transferred to it.

         The transactions contemplated by both the Reorganization Agreement and the Master Trust Reorganization Agreement are referred to collectively as the "Reorganization."

         As a result of the Reorganization, shareholders of the Pacific Horizon Funds will become shareholders of the Nations Funds (the Pacific Horizon Funds and Nations Funds are sometimes referred to as "Funds") and the MIT Master Portfolios will transfer all of their assets and liabilities to corresponding master portfolios of NMIT. Table I(A) shows each class of each Pacific Horizon Fund and the designated class of each corresponding Nations Fund:


                                                    Table I(A)

------------------------------------------------------------------------------------------------------------
Pacific Horizon Fund/Share Class                       Corresponding Nations Fund/Share Class

Asset Allocation Fund                                  Nations Asset Allocation Fund (shell)
        A Shares                                               Investor A Shares
        B Shares                                               Investor B Shares
        K Shares                                               Investor C Shares
        SRF Shares                                             Seafirst Shares
------------------------------------------------------------------------------------------------------------

Blue Chip Fund                                         Nations Blue Chip Fund (shell)
        A Shares                                               Investor A Shares
        B Shares                                               Investor B Shares
        K Shares                                               Investor C Shares
        SRF Shares                                             Seafirst Shares
------------------------------------------------------------------------------------------------------------

California Municipal Bond Fund                         Nations California Municipal Bond Fund (shell)
        A Shares                                               Investor A Shares
        B Shares                                               Investor B Shares
------------------------------------------------------------------------------------------------------------

California Tax-Exempt Money Market Fund                Nations California Tax-Exempt Reserves (shell)
        Horizon Shares                                         Capital  Shares
        Horizon Service Shares                                 Advisor  Shares
        Pacific Horizon Shares                                 Investor Shares
        S Shares                                               Daily Shares
        X Shares                                               Daily Shares
------------------------------------------------------------------------------------------------------------

Capital Income Fund                                    Nations Capital Income Fund (shell)
        A Shares                                               Investor A Shares
        B Shares                                               Investor B Shares
        K Shares                                               Investor C Shares
------------------------------------------------------------------------------------------------------------

Government Fund                                        Nations Government Reserves
        Horizon Shares                                         Capital  Shares
        Horizon Service Shares                                 Advisor  Shares
        Pacific Horizon Shares                                 Investor Shares
------------------------------------------------------------------------------------------------------------

Intermediate Bond Fund                                 Nations Intermediate Bond Fund (shell)
        A Shares                                               Investor A Shares
        K Shares                                               Investor C Shares
        SRF Shares                                             Seafirst Shares
------------------------------------------------------------------------------------------------------------

Prime Fund                                             Nations Cash Reserves
        Horizon Shares                                         Capital  Shares
        Horizon Service Shares                                 Advisor Shares
        Pacific Horizon Shares                                 Investor Shares
        S Shares                                               Daily Shares
        X Shares                                               Daily Shares
        Y Shares                                               Service Shares
------------------------------------------------------------------------------------------------------------

                                       3

Pacific Horizon Fund/Share Class                       Corresponding Nations Fund/Share Class
------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Fund                                  Nations Municipal Reserves
        Horizon Shares                                         Capital Shares
        Horizon Service Shares                                 Advisor Shares
        Pacific Horizon Shares                                 Investor Shares
        S Shares                                               Daily Shares
------------------------------------------------------------------------------------------------------------

Treasury Fund                                          Nations Treasury Reserves
        Horizon Shares                                         Capital Shares
        Horizon Service Shares                                 Advisor Shares
        Pacific Horizon Shares                                 Investor Shares
        S Shares                                               Daily Shares
        X Shares                                               Daily Shares
        Y Shares                                               Service Shares
------------------------------------------------------------------------------------------------------------

Treasury Only                                          Nations Government Reserves
        Horizon Shares                                         Capital Shares
        Horizon Service Shares                                 Advisor Shares
        Pacific Horizon Shares                                 Investor Shares
------------------------------------------------------------------------------------------------------------

         Table I(B) below shows each MIT Master Portfolio and the corresponding
Nations Master Portfolio:

                                                    Table I(B)

------------------------------------------------------------------------------------------------------------

MIT Master Portfolio                                    Nations Master Portfolio
------------------------------------------------------------------------------------------------------------

Blue Chip Master Portfolio                              Nations Blue Chip Master Portfolio
------------------------------------------------------------------------------------------------------------

Investment Grade Bond Master Portfolio                  Nations Intermediate Bond Master Portfolio
------------------------------------------------------------------------------------------------------------

         Pacific Horizon also offers shares in other funds that are not part of this Proxy/Prospectus. Pacific Horizon shareholders of those funds are voting on similar agreements and plans of reorganization that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of two other registered investment companies - Nations Funds, Inc. and Nations Fund Trust (together with Nations, the "Nations Funds Family"). If the Reorganization Agreement and the agreements and plans of reorganization affecting the other funds of Pacific Horizon are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities and deregister as a registered investment company and dissolve under Maryland law.

         This Proxy/Prospectus sets forth concisely the information that a Pacific Horizon Fund shareholder should know before voting, and should be retained for future reference. It is both Pacific Horizon's proxy statement for the Meeting and a prospectus for Nations Cash Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations Treasury Reserves (the "Operating Nations Funds"). It is not a prospectus for Nations Asset Allocation Fund, Nations Blue Chip Fund, Nations California Municipal Bond Fund, Nations California Tax-Exempt Reserves, Nations Capital Income Fund and Nations Intermediate Bond Fund (the "Shell Nations Funds") or the Nations Master Portfolios because they were created to continue the business of their corresponding Pacific Horizon Funds and MIT Master Portfolios, respectively. The Shell Nations Funds and Nations Master Portfolios will have substantially identical investment objectives, policies and restrictions as the corresponding Pacific Horizon Funds and MIT Master Portfolios, respectively.

         Additional information is set forth in the Statement of Additional Information relating to this Proxy/Prospectus and in the prospectuses dated July 1, 1998, as supplemented, for the Pacific Horizon Funds, both of which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Pacific Horizon at the telephone number or address stated above. The information contained in the Operating Nations Funds' current prospectuses for the designated share classes, dated various dates, also is incorporated by reference into this Proxy/Prospectus. In addition, a current prospectus for the designated share classes of the Operating Nations Funds accompanies this Proxy/Prospectus. The Annual Report for the year ended April 30, 1998 and the Semi-Annual Report for the period ended October 31, 1998 for the Operating Nations Funds are available without charge by calling or writing Nations at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

         This Proxy/Prospectus is expected to be first sent to shareholders on or about February 1, 1999.

         THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE PACIFIC HORIZON FUNDS AND NATIONS FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION, NATIONSBANK, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE PACIFIC HORIZON FUNDS IS PROVIDENT DISTRIBUTORS, INC. THE DISTRIBUTOR OF THE NATIONS FUNDS IS STEPHENS INC.

         MONEY MARKET FUNDS SEEK TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THE NATIONS BLUE CHIP FUND AND THE NATIONS INTERMEDIATE BOND FUND INVEST ALL OF THEIR ASSETS IN CORRESPONDING MASTER PORTFOLIOS, WHICH, IN TURN, INVEST IN INDIVIDUAL SECURITIES.

                                                 TABLE OF CONTENTS


FEE TABLES.............................................................................................x
              Table II.................................................................................x

SUMMARY................................................................................................x
         Proposed Reorganization.......................................................................x
         Special Consideration for Shareholders of the Pacific Horizon
              Blue Chip Fund and the Pacific Horizon Intermediate
              Bond Fund................................................................................x
         Overview of the Funds.........................................................................x
         Federal Income Tax Consequences...............................................................x
         Pacific Horizon, MIT, Nations and NMIT Board Consideration....................................x
         Principal Risk Factors........................................................................x
         Voting Information............................................................................x
         Fees and Expenses.............................................................................x

THE REORGANIZATION.....................................................................................x
         Reasons for the Reorganization................................................................x
         Description of the Reorganization Agreement...................................................x
         Description of the Master Trust Reorganization Agreement......................................x
         Pacific Horizon and MIT Board Consideration...................................................x
         Capitalization................................................................................x
              Table III................................................................................x
         Federal Income Tax Considerations.............................................................x

COMPARISON OF PACIFIC HORIZON AND NATIONS..............................................................x
         Investment Objectives and Policies............................................................x
         Investment Advisory Services and Service Providers............................................x
         Other Service Providers for the Pacific Horizon Funds
              and Nations Funds
          Distribution, Shareholder Servicing
              Arrangements, and Sales Loads for the Pacific Horizon Funds..............................x
         Distribution and Shareholder Servicing Arrangements
              for the Nations Funds....................................................................x
         Shareholder Transactions and Services.........................................................x
         Share Structure...............................................................................x
         Comparison of Corporate/Trust Structure.......................................................x

VOTING MATTERS.........................................................................................x
         General Information...........................................................................x
         Special Consideration for Shareholders of the Pacific Horizon
              Blue Chip Fund and the Pacific Horizon Intermediate
              Bond Fund................................................................................x
         Shareholder and Board Approvals...............................................................x

                                       7

              Table IV(A)..............................................................................x
              Table IV(B)..............................................................................x
         Quorum........................................................................................x
         Annual Meeting and Shareholder Meetings.......................................................x

ADDITIONAL INFORMATION ABOUT NATIONS...................................................................x

ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON...........................................................x

FINANCIAL STATEMENTS...................................................................................x

OTHER BUSINESS.........................................................................................x

SHAREHOLDER INQUIRIES..................................................................................x

APPENDICES            I(A)          REORGANIZATION AGREEMENT

                      I(B)          MASTER TRUST REORGANIZATION AGREEMENT

                      II            EXPENSE SUMMARIES OF PACIFIC HORIZON FUNDS
                                    AND THE CORRESPONDING NATIONS FUNDS

                      III           INVESTMENT OBJECTIVES, LIMITATIONS AND
                                    CERTAIN SIGNIFICANT INVESTMENT POLICIES
                                    OF THE OPERATING NATIONS FUNDS AND THE
                                    CORRESPONDING PACIFIC HORIZON FUNDS

                      IV            SHAREHOLDER TRANSACTIONS AND SERVICES
                                    OF THE NATIONS FUNDS AND THE CORRESPONDING
                                    PACIFIC HORIZON FUNDS

                                   FEE TABLES

         The following table shows, as of September 30, 1998, (i) the current annualized total expense ratio of the Pacific Horizon Funds and corresponding Nations Funds before and after fee waivers and/or expense reimbursements and
(ii) the pro forma annualized total expense ratio of the corresponding Nations Funds, before and after fee waivers and/or expense reimbursements, based upon the fee arrangements that will be in place upon consummation of the Reorganization. This table shows that the following funds and classes are projected to experience lower annualized per share total operating expense ratios, based upon the fee arrangements that will be in place, upon consummation of the Reorganization.

         California Municipal Bond Fund -- A&B Shares

         California Tax Exempt Money Market Fund -- Horizon, Horizon Service and Pacific Horizon Shares

         Government Fund -- Horizon and Horizon Service Shares

         Intermediate Bond Fund -- A Shares

         Prime Fund -- Horizon, Horizon Service, Pacific Horizon and Y Shares

         Tax-Exempt Money Fund -- Horizon, Horizon Service, and Pacific Horizon Shares

         Treasury Fund -- Horizon, Horizon Service, Pacific Horizon and Y Shares

         Treasury Only Fund -- Horizon, Horizon Service and Pacific Horizon
         Shares

         The following funds and classes are projected to experience higher annualized per share total operating expense ratios, based upon the fee arrangements that will be in place, upon consummation of the Reorganization:

         Asset Allocation Fund -- A, B and K Shares

         Blue Chip Fund -- K Shares

         California Tax Exempt Money Market Fund -- S and X Shares

         Capital Income Fund -- A, B and K Shares

         Intermediate Bond Fund -- K Shares

         Prime Fund -- S and X Shares

         Treasury Fund -- S and X Shares

         The following funds and classes are projected to experience no change in annualized per share total operating expense ratios, based upon the arrangements that will be in place, upon consummation of the Reorganization:

         Asset Allocation Fund--SRF Shares
         Blue Chip Fund--A, B& SRF Shares
         Government Fund--Pacific Horizon Shares
         Intermediate Bond Fund--SRF Shares
         Tax Exempt Money Fund--S Shares


                                                       TABLE II

                                               Total Expense Information

------------------------------------------------------------------------------------------------------------------------------------

Pacific Horizon Fund/      Total             Corresponding                 Total                                          Pro Forma
--------------------                         -------------
Share Class                Operating         Nations Fund/Share Class      Operating        Combined Fund/Share           Total
-----------                                  ------------------------                       -------------------
                           Expenses                                        Expenses         Class Post-Reorganization     Operating
                           Before/After                                    Before/After                                   Expenses
                            Waivers and/or                                Waivers and/or
                             Reimbursements                                 Reimbursements               Before/After Waivers and/or
                                                                                                                      Reimbursements

------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                        Nations  Asset Allocation Fund               Nations Asset Allocation Fund
  A Shares               0.97%/0.97%             Investor A Shares         n/a                Investor A Shares       1.22%/1.20%
  B Shares              1.72%/1.72%              Investor B Shares         n/a                Investor B Shares       1.97%/1.95%
  K Shares              1.72%/1.47%              Investor C Shares         n/a                Investor C Shares       1.97%/1.95%
  Seafirst Shares       0.97%/0.95%              Seafirst Shares           n/a                Seafirst Shares         1.22%/0.95%
------------------------------------------------------------------------------------------------------------------------------------

Blue Chip Fund                               Nations Blue Chip Fund                       Nations Blue Chip Fund
  A Shares              1.23%/1.20%              Investor A Shares         n/a                Investor A Shares       1.28%/1.20%
  B Shares              1.98%/1.95%              Investor B Shares         n/a                Investor B Shares       2.03%/1.95%
  K Shares              1.98%/1.70%              Investor C Shares         n/a                Investor C Shares       2.03%/1.95%
  Seafirst Shares       1.23%/0.95%              Seafirst Shares           n/a                Seafirst Shares         1.28%/0.95%
------------------------------------------------------------------------------------------------------------------------------------

                                       10

California Municipal Bond Fund               Nations California Municipal Bond Fund       Nations California Municipal Bond Fund
  A Shares              0.94%/0.94%              Investor A Shares         n/a                Investor A Shares       1.07%/0.85%
  B Shares              1.69%/1.69%              Investor B Shares         n/a                Investor B Shares       1.82%/1.45%
------------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt Money Market Fund      Nations California Tax-Exempt Reserves       Nations California Tax-Exempt Reserves
  Horizon Shares        0.24%/0.24%              Capital  Shares           n/a                Capital  Shares         0.29%/0.20%
  Horizon Serv. Shares  0.49%/0.49%              Advisor  Shares           n/a                Advisor  Shares         0.54%/0.45%
  Pac. Horizon Shares   0.59%/0.56%              Investor Shares           n/a                Investor Shares         0.64%/0.55%
  S Shares              1.24%/0.79%              Daily Shares              n/a                Daily Shares            0.89%/0.80%
  X Shares              0.81%/0.79%              Daily Shares              n/a                Daily Shares            0.89%/0.80%
------------------------------------------------------------------------------------------------------------------------------------

Capital Income  Fund                         Nations Capital Income Fund                  Nations Capital Income Fund
  A Shares              1.21%/1.21%              Investor A Shares         n/a                Investor A Shares       1.23%/1.23%
  B Shares              1.96%/1.96%              Investor B Shares         n/a                Investor B Shares       1.98%/1.98%
  K Shares              1.96%/1.71%              Investor C Shares         n/a                Investor C Shares       1.98%/1.98%
------------------------------------------------------------------------------------------------------------------------------------

                                       11

Government Fund                              Nations Government Reserves                  Nations Government Reserves
  Horizon Shares        0.28%/0.23%              Capital   Shares          0.29%/0.20%        Capital  Shares         0.29%/0.20%
  Horizon Serv. Shares  0.53%/0.48%              Advisor  Shares           0.54%/0.45%        Advisor  Shares         0.54%/0.45%
  Pac. Horizon Shares   0.60%/0.55%              Investor  Shares          n/a                Investor  Shares        0.64%/0.55%
------------------------------------------------------------------------------------------------------------------------------------

Intermediate Bond Fund                       Nations Intermediate Bond Fund               Nations Intermediate Bond Fund
  A Shares              1.00%/0.96%              Investor A Shares         n/a                Investor A Shares       1.06%/0.95%
  K Shares              1.75%/1.46%              Investor C Shares         n/a                Investor C Shares       1.81%/1.81%
  Seafirst Shares       1.00%/.0.95%             Seafirst Shares           n/a                Seafirst Shares         1.06%/0.95%
------------------------------------------------------------------------------------------------------------------------------------

Prime  Fund                                  Nations Cash Reserves                        Nations Cash Reserves
  Horizon Shares        0.24%/0.24%              Capital  Shares           0.28%/0.20%        Capital  Shares         0.28%/0.20%
  Horizon Serv. Shares  0.49%/0.49%              Advisor  Shares           0.53%/0.45%        Advisor  Shares         0.53%/0.45%
  Pac. Horizon Shares   0.56%/0.56%              Investor  Shares          n/a                Investor  Shares        0.63%/0.55%
  S Shares              1.24%/0.79%              Daily Shares              n/a                Daily Shares            0.88%/0.80%
  X Shares              0.79%/0.79%              Daily Shares              n/a                Daily Shares            0.88%/0.80%
  Y Shares              1.24%/1.24%              Service Shares            n/a                Service Shares          1.28%/1.20%
------------------------------------------------------------------------------------------------------------------------------------

                                       12

Tax-Exempt Money Fund                        Nations Municipal Reserves                   Nations Municipal Reserves
  Horizon Shares        0.27%/0.27%              Capital  Shares           0.35%/0.20%        Capital  Shares         0.30%/0.20%
  Horizon Serv. Shares  0.52%/0.52%              Advisor  Shares           0.55%/0.45%        Advisor  Shares         0.55%/0.45%
  Pac. Horizon Shares   0.59%/0.59%              Investor Shares           n/a                Investor Shares         0.65%/0.55%
  S Shares              1.25%/0.80%              Daily Shares              n/a                Daily Shares            0.90%/0.80%
------------------------------------------------------------------------------------------------------------------------------------

Treasury Fund                                Nations Treasury Reserves                    Nations Treasury Reserves
  Horizon Shares        0.24%/0.24%              Capital  Shares           0.29%/0.20%        Capital  Shares         0.29%/0.20%
  Horizon Serv. Shares  0.49%/0.49%              Advisor  Share            0.54%/0.45%        Advisor  Shares         0.54%/0.45%
  Pac. Horizon Shares   0.56%/0.56%              Investor  Shares          n/a                Investor Shares         0.64%/0.55%
  S Shares              1.24%/0.79%              Daily Shares              n/a                Daily Shares            0.89%/0.80%
  X Shares              0.79%/0.79%              Daily Shares              n/a                Daily Shares            0.89%/0.80%
  Y Shares              1.24%/1.24%              Service Shares            n/a                Service Shares          1.29%/1.20%
------------------------------------------------------------------------------------------------------------------------------------

Treasury Only  Fund                          Nations Government Reserves                  Nations Government Reserves
  Horizon Shares        0.27%/0.27%              Capital  Shares           0.29%/0.20%        Capital  Shares         0.29%/0.20%
  Horizon Serv. Shares  0.52%/0.52%              Advisor  Shares           0.54%/0.45%        Advisor  Shares         0.54%/0.45%
  Pac. Horizon Shares   0.59%/0.59%              Investor Shares           n/a                Investor Shares         0.64%/0.55%

------------------------------------------------------------------------------------------------------------------------------------

         Detailed pro forma expense information for each proposed reorganization is included in Appendix II.



                                     SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization. More complete information is contained elsewhere in this Proxy/Prospectus, the Prospectuses and Statements of Additional Information of Pacific Horizon and Nations, and the Appendices attached hereto.

         Proposed Reorganization. The Reorganization Agreement provides for: (1) the transfer of all of the assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for Shares of the designated classes of the corresponding Nations Fund of equal value; (2) the distribution of the Nations Fund Shares to the shareholders of the Pacific Horizon Funds in liquidation of the Pacific Horizon Funds; and (3) the dissolution under state law and the deregistration under the 1940 Act, of Pacific Horizon. The Reorganization is subject to a number of conditions, including Pacific Horizon Fund shareholder approval.

         The exchange of shares in the Reorganization will be tax-free under federal law and shareholders will not pay any sales charge as a result of the exchange of shares in the Reorganization. As a result of the proposed Reorganization, a Pacific Horizon Fund shareholder will become a shareholder of the corresponding Nations Fund and will hold, immediately after the Reorganization, Nations Fund Shares having a total dollar value equal to the total dollar value of the shares of the Pacific Horizon Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur in May 1999 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement."

         NationsBanc Advisors, Inc. ("NBAI") has advised Pacific Horizon and Nations Funds that NationsBank and its affiliates intend, with respect to certain of their fiduciary accounts that currently hold A Shares of a Pacific Horizon Fund that is not a money market fund, to exchange the Investor A Shares that such accounts would be entitled to receive as a result of the Reorganization for Primary A Shares of the same Nations Fund of equal value at or shortly after Closing. Similarly, NBAI has advised Pacific Horizon and Nations Funds that NationsBank and its affiliates intend, with respect to certain of their fiduciary accounts that currently hold Horizon or Horizon Service shares of a Pacific Horizon money market fund, to exchange the Capital or Advisor Shares that such accounts would be entitled to receive as a result of the Reorganization for Trust Shares of the same Fund of equal value at or shortly after Closing.

         Special Consideration for Shareholders of the Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund. The Blue Chip Fund and Intermediate Bond Fund are feeder funds (each a "Feeder" and collectively, the "Feeders") in a master/feeder structure whereby each Feeder invests all of its assets in the securities of a corresponding MIT Master Portfolio, which has substantially the same investment objective and policies as its corresponding Feeder. It is proposed that the master/feeder structure continue within Nations Funds. Therefore shareholders of each Feeder are being asked to approve not only the Reorganization Agreement, which governs the reorganization of the Feeders, but also the Master Trust Reorganization Agreement, which governs the reorganization of the MIT Master Portfolios.

         The Master Trust Reorganization Agreement contemplates the reorganization of the MIT Master Portfolios into corresponding Nations Master Portfolios of NMIT, which will have substantially the same investment objective and policies as the MIT Master Portfolios. After the Reorganization, and the transaction contemplated by the Master Trust Reorganization Agreement, the Nations Feeders would invest all of their assets in the Nations Master Portfolios.

         For more information about this aspect of the Reorganization, see "The Reorganization--Description of the Master Trust Reorganization Agreement" and "Voting Matters--Special Voting Considerations for Shareholders of the Pacific Horizon Blue Chip Fund and the Pacific Horizon Intermediate Bond Fund."

         Overview of the Funds. The investment objective, policies and restrictions of the Pacific Horizon Asset Allocation Fund, Pacific Horizon Blue Chip Fund, Pacific Horizon California Municipal Bond Fund, Pacific Horizon California Tax-Exempt Money Market Fund, Pacific Horizon Capital Income Fund and Pacific Horizon Intermediate Bond Fund are substantially identical to those of the corresponding Shell Nations Funds, because the Shell Nations Funds are being created to continue the business of their corresponding Pacific Horizon Funds.

         The investment objectives, policies and restrictions of the other Pacific Horizon Funds are, in general, substantially similar to those of their corresponding Operating Nations Funds. While all of the Operating Nations Funds are money market funds and therefore are subject to the general restrictions and limitations of Rule 2a-7 under the 1940 Act, there are certain differences between the investment policies and restrictions of the Operating Nations Funds and their corresponding Pacific Horizon Funds. For example, while the Pacific Horizon Prime Fund concentrates its investments (i.e., invests at least 25% of its assets) in the banking and finance industries, the corresponding Nations Cash Reserves merely reserves the right to concentrate its investments in obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. In addition, while the Pacific Horizon Treasury Only Fund invests solely in obligations of the U.S. Treasury, the corresponding Nations Government Reserves may invest not only in obligations of the U.S. Treasury, but also in general U.S. Government obligations and repurchase agreements. However, in order to more closely align the investment policies and restrictions of the two Funds, NBAI has committed that Nations Government Reserves will not invest in repurchase agreements after the Reorganization. For additional information, see "Comparison of Pacific Horizon and Nations--Investment Objectives and Policies" and Appendix III.

         NBAI currently serves or will serve as the investment adviser to the Nations Funds and Nations Master Portfolios. TradeStreet Investment Associates, Inc.("TradeStreet") currently serves or will serve as investment sub-adviser to the Nations Funds and Nations Master Portfolios, except Nations Blue Chip Master Portfolio, for which Chicago Equity Partners ("Chicago Equity) will serve as investment sub-adviser and Nation Asset Allocation Fund, for which TradeStreet and Chicago Equity will serve as co-investment sub-advisers. Bank of America National Trust and Savings Association ("Bank of America") currently serves as the investment adviser to the Pacific Horizon Funds and MIT Master Portfolios. NBAI, TradeStreet, Chicago Equity and Bank of America are indirect wholly owned subsidiaries of BankAmerica Corporation.

         Each Nations Fund's and Nations Master Portfolio's contractual advisory fee is higher than the corresponding Pacific Horizon Fund's and MIT Master Portfolio's contractual advisory fee, though advisory fees are only one type of fees and expenses paid by mutual funds. Total operating expenses (after waivers and reimbursements) are substantially the same as or lower for a substantial majority of Nations Fund classes compared with corresponding Pacific Horizon Fund classes. For a more detailed summary of fees and expenses, see Appendix II. The Pacific Horizon Funds and Nations Funds have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Nations Funds, including NBAI, TradeStreet, Chicago Equity and other service providers to the Nations Funds, see "Comparison of Pacific Horizon and Nations - Investment Advisory Services" and the Nations Fund prospectus which accompanies this Proxy/Prospectus..

         The purchase, redemption, dividend and other policies and procedures of the Pacific Horizon Funds and the Nations Funds are generally similar. There are, however, some differences, such as with respect to categories of shareholders eligible for sales charge waivers. See "Comparison of Pacific Horizon and Nations--Shareholder Transactions and Services," "Comparison of Pacific Horizon and Nations--Share Structure" and Appendix IV to this Proxy/Prospectus. Please note that no front-end or contingent deferred sales loads will be imposed on any of the shareholders of the Pacific Horizon Funds as a result of the exchange of shares in the Reorganization.

         Federal Income Tax Consequences. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Pacific Horizon Funds, the Nations Funds or their respective shareholders. The sale of securities by the Pacific Horizon Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. See "The Reorganization Agreement--Federal Income Tax Considerations" for additional information.

         Pacific Horizon, MIT, Nations and NMIT Board Consideration. During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds;
(2) the capabilities, practices and resources of NBAI and the Nations Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including Pacific Horizon funds not part of this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI. For additional information, see "The Reorganization--Pacific Horizon and MIT Board Consideration."

         [Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Pacific Horizon, including all of the non-interested members of the Board, determined that the proposed Reorganization is in the best interests of the shareholders of each class of each Pacific Horizon Fund, and that the interests of such shareholders will not be diluted as a result of the Reorganization. PACIFIC HORIZON'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT PACIFIC HORIZON FUND SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT. ]

         During its deliberations, MIT's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things, each of the matters described above as they applied to MIT, the Master Trust Reorganization Agreement and the Master Portfolio.

         [Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of MIT, including all of the non-interested members of the Board, determined that the proposed Reorganization is in the best interests of the interest holders of the MIT Master Portfolios, and that the interests of such interest holders will not be diluted as a result of the Reorganization. MIT'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE PACIFIC HORIZON BLUE CHIP FUND AND THE PACIFIC HORIZON INTERMEDIATE BOND FUND APPROVE THE MASTER TRUST REORGANIZATION AGREEMENT.]

         After considering the relevant factors, the Nations Board and the NMIT Board similarly found that participation in the Reorganization is in the best interests of the Nations Funds and the Nations Master Portfolios, respectively, and that the interests of the shareholders of the Nations Funds and the interest holders of the Nations Master Portfolios will not be diluted as a result of the Reorganization.

         Principal Risk Factors. Because the Shell Nations Funds are being created to continue the business of their corresponding Pacific Horizon Funds, an investment in a Shell Nations Fund involves risks that are substantially the same as those of the corresponding Pacific Horizon Fund.

         With respect to the Operating Nations Funds, their investment objectives, policies and restrictions are substantially similar to those of the corresponding Pacific Horizon Funds. Accordingly, an investment in an Operating Nations Fund involves risks that are similar to those of the corresponding Pacific Horizon Fund. Because all of the Operating Nations Funds (and their corresponding Pacific Horizon Funds) are money market funds, the risks are those typically associated with investing in a portfolio of high quality, short-term money market instruments. For example, while money market funds attempt to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. Additionally, while the Funds all may invest in instruments backed by the full faith and credit of the U.S. Government, neither shares of the Operating Nations Funds nor the corresponding Pacific Horizon Funds are themselves issued or guaranteed by the U.S. Government or any of its agencies.

         Voting Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Pacific Horizon's Board of Directors. Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Pacific Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Voting Matters."

         Special Voting Considerations for Shareholders of the Pacific Horizon Blue Chip Fund and the Pacific Horizon Intermediate Bond Fund. Because the Feeders invest all of their assets in shares of the corresponding MIT Master Portfolios, shareholders of the Feeders are being asked to vote not only on the Reorganization Agreement but also the Master Trust Reorganization Agreement. Therefore, a vote for or against the Reorganization Agreement will include a vote for or against the Master Trust Reorganization Agreement. The votes cast by the Feeders' shareholders with respect to the Master Trust Reorganization Agreement will, in turn, be cast by the Feeders, as the direct interest holders in MIT, in the same proportion. The Master Trust Reorganization Agreement is subject to approval by its interest holders, which includes two offshore funds (the "World Horizon Funds") that also invest in each MIT Master Portfolio. Shareholders of the World Horizon Funds also will be asked to cast votes on the Master Trust Reorganization Agreement. The Reorganization, with respect to MIT and the MIT Master Portfolios, will only be consummated if a majority of all outstanding interests in the MIT Master Portfolios approve the Master Trust Reorganization Agreement. For details concerning this aspect of the Reorganization, see "Voting Matters--Special Consideration for Shareholders of the Pacific Horizon Blue Chip Fund and the Pacific Horizon Intermediate Bond Fund."

                               THE REORGANIZATION

         Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix I.
         The proposed Reorganization is expected to benefit Pacific Horizon Fund shareholders by, among other things:

         (i) Offering actual or potential reductions in total operating expense ratios in most cases;

         (ii) Offering access to a broader array of investment products, including a line of fund-of-funds, and investment services including a mutual fund marketplace;

         (iii)    Offering enhanced access and servicing arrangements; and

         (iv) Providing opportunities for enhanced returns through combined investment portfolios.

         Description of the Reorganization Agreement. The Reorganization Agreement provides that, at the Closing, the assets and liabilities of the Pacific Horizon Funds will be transferred to Nations in exchange for full and fractional Shares of the designated classes of the corresponding Nations Funds, as shown in Table I(A) (see page xx of this Proxy/Prospectus).

         The Shares issued by each Nations Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Pacific Horizon Fund that are outstanding immediately before the Closing. Immediately after the Closing, each Pacific Horizon Fund will distribute the Shares of the Nations Fund received in the Reorganization to its shareholders in liquidation of the Pacific Horizon Fund. Each shareholder owning shares of a particular Pacific Horizon Fund at the Closing will receive Shares of the designated class of the corresponding Nations Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on Pacific Horizon Fund shares. Nations will establish an account for each former shareholder of the Pacific Horizon Funds reflecting the number of Nations Fund Shares distributed to that shareholder. The Shares issued in the Reorganization will be in uncertificated form.

         As indicated above, shareholders of other Pacific Horizon funds are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of those Pacific Horizon funds into designated classes of corresponding portfolios of Nations Fund, Inc. and Nations Funds Trust--other registered investment companies that, together with Nations, comprise a significant part of the "Nations Funds Family." Please note that a vote for or against the approval of the Reorganization Agreement includes a vote for or against the reorganization of Pacific Horizon into the Nations Funds Family. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other Pacific Horizon funds are approved and consummated, Pacific Horizon will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Pacific Horizon Funds will be redeemed and canceled in exchange for shares of the Nations Funds Family, and Pacific Horizon will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter dissolve under Maryland law.

         The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Pacific Horizon Fund shareholders; approval of the Reorganization of Pacific Horizon by a majority of all of the shares of the funds of Pacific Horizon voting in the aggregate; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Pacific Horizon that the Nations Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from independent accountants regarding various financial matters; the receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; the receipt of a certificate relating to the transition by Nations of certain administrative servicing responsibilities to The Bank of New York; the receipt of an exemptive order with respect to Section 9(a) of the 1940 Act by Stephens Inc. and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement. It is possible that a majority of a Pacific Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Pacific Horizon funds does not approve the reorganization of Pacific Horizon. In such a case, the Board of Directors will contemplate what further action is appropriate.

         The Reorganization Agreement also provides that NBAI or an affiliate has agreed to assume all customary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Pacific Horizon and Nations, or by either Nations or Pacific Horizon under certain conditions; and that officers of Nations and of Pacific Horizon may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding Nations Fund to be issued to the shareholders of any Pacific Horizon Fund without obtaining the Pacific Horizon Fund shareholders' further approval.

         The Reorganization Agreement further provides that Reserves, on behalf of each Nations Fund will use its best efforts to satisfy the conditions of
Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides that when a change in the control of an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection therewith as long as two conditions are satisfied. First, no "unfair burden" may be imposed on the investment company as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden," as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the investment company (other than fees for bona fide principal underwriting services). The second condition is that, during the three-year period immediately following consummation of the transaction, at least 75% of the investment company's board of directors must not be "interested persons" of the investment adviser within the meaning of the 1940 Act. Reserves' agreement in this regard is an assumption of the stated expectation of Pacific Horizon as set forth in the Pacific Horizon proxy statement dated May 15, 1998 relating to the change in control, if any, of Bank of America Nations Trust and Savings Association--the Pacific Horizon Funds' investment adviser--which occurred when NationsBank Corporation and BankAmerica Corporation merged on September 30, 1998.

         Description of the Master Trust Reorganization Agreement (for consideration by shareholders of the Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund only). Like the Reorganization Agreement, the Master Trust Reorganization Agreement provides that, at the Closing, the assets and liabilities of the MIT Master Portfolios will be transferred to NMIT in exchange for full and fractional shares of beneficial interest of the corresponding Nations Master Portfolios, as shown in Table I(B) (see page xx of this Proxy/Prospectus).

         The interests issued by each Nations Master Portfolio will have an aggregate dollar value equal to the aggregate dollar value of the interests of the respective MIT Master Portfolio that are outstanding immediately before the Closing. Immediately after the Closing, each MIT Master Portfolio will distribute the interests of the Nations Master Portfolio received in the Reorganization to MIT's interest holders, which, at such time, will be Nations Blue Chip Fund and Nations Intermediate Bond Fund and the two corresponding World Horizon Funds, in proportion to their interests, in liquidation of the MIT Master Portfolios. Thus, following the Reorganization Feeder shareholders will own shares of Nations Blue Chip Fund and Nations Intermediate Bond Fund equal in value to their holdings in Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund. Nations Blue Chip Fund and Nations Intermediate Bond Fund in turn will own Master Portfolio interests that, correspond to the holdings of Nations Horizon Blue Chips and Intermediate Bond Fund in the MIT Master Portfolios immediately prior to the reorganization. Feeder shareholders thus will own substantially the same portfolio securities and will be subject to substantially the same investment objectives, policies and restrictions as before. The value and composition of the portfolio securities held by the MIT Master Portfolios and transferred to the Master Portfolios will not be affected by the exchange of shares in the Reorganization. Please note that a vote for or against the approval of the Reorganization Agreement, described above, includes a vote for or against the Master Trust Reorganization Agreement.

         The Master Trust Reorganization Agreement is subject to a number of conditions, and contains a number of terms, that basically correspond to the conditions and terms applicable to the Reorganization Agreement. It is possible that shareholders of the Feeders will approve the Reorganization Agreement, but interest holders of the Master Portfolios voting separately or in the aggregate do not approve the Master Trust Reorganization Agreement. In such a case, the Board of Trustees of MIT and the Board of Directors of Pacific Horizon will contemplate what further action is appropriate.

         Pacific Horizon and MIT Board Consideration. At meetings held on July 26 and 27, 1998, the Pacific Horizon Board of Directors and the MIT Board of Trustees were advised that Bank of America and NBAI were considering recommending a consolidation of Pacific Horizon with the Nations Fund Family following the September 30, 1998 merger of NationsBank Corporation with BankAmerica Corporation. The Pacific Horizon and the MIT Board of Trustees then met again on October 27th-28th, November 23rd, December 7th, December 14th and January 14th to consider the Reorganization proposal offered by management of Nations, NBAI and its affiliates. In preparation for each meeting, the Directors and Trustees were provided with detailed information about the Reorganization, the Nations Funds and NBAI. These materials summarized the principal features of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis under federal law. In addition, the Pacific Horizon Directors and Trustees received comparative information about the Pacific Horizon Funds and the corresponding Nations Funds, including but not limited to the following matters: (1) investment objectives and policies; (2) advisory, distribution and other servicing arrangements; (3) expenses (with and without giving effect to current expense limitations), including pro forma expenses relative to peer groups and (4) performance relative to peer groups. The Directors and Trustees were also provided with information about NationsBank and its investment advisory organizations, including information regarding those individuals or teams of individuals with responsibility for managing each Nations Fund (or Nations Master Portfolio, as applicable).

         [The Reorganization was unanimously approved by the Pacific Horizon Board of Directors and by the MIT Board of Trustees on January 14th, 1999.]

         During its deliberations, Pacific Horizon's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Pacific Horizon Funds; (2) the capabilities, practices and resources of NBAI and the Nation Funds' other service providers; (3) the investment advisory and other fees paid by the Nations Funds, and the historical and projected expense ratios of the Nations Funds as compared with those of the Pacific Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Pacific Horizon Funds, including Pacific Horizon funds not part of this Proxy/Prospectus, as a result of the reorganization of Pacific Horizon; (5) the investment objectives, policies and limitations of the Nations Funds and their relative compatibility with those of the Pacific Horizon Funds; (6) the historical investment performance records of the Pacific Horizon Funds and the Nations Funds, relative to each other and relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Pacific Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Pacific Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Pacific Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI. The Board further notes that NBAI or an affiliate would assume all customary expenses associated with the Reorganization.

         With respect to each Nations Fund, Pacific Horizon's Directors further noted that, with request to a substantial majority of classes, the per share annualized total operating expense ratios after the Reorganization, taking into account voluntary fee waivers and expense reimbursements, would be substantially the same as or lower than those of the corresponding Pacific Horizon Funds before the Reorganization. It also noted that NBAI would assume all customary expenses associated with the Reorganization and that it would commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of Closing, the Nations Funds total operating expense ratios will not exceed the pro forma after waiver expense ratios shown in Table II, absent extraordinary circumstances or a reduction in Fund assets that impacts expense levels.

         [After consideration of the foregoing and other factors, the Pacific Horizon Directors unanimously determined that the Reorganization is in the best interest of the shareholders of each Pacific Horizon Fund, and that the interest of the shareholders of each Pacific Horizon Fund will not be diluted as a result of such Reorganization.]

         [During its deliberations, MIT's Board of Trustees considered among other things, the same factors as the Pacific Horizon Board of Directors in its review of the merits of the Reorganization. After doing so, the MIT Trustees unanimously determined that the Reorganization is in the best interest of the interest holders of each MIT Master Portfolio, and that the interest of the interest holders of each Master Portfolio will not be diluted as a result of such Reorganization.]

         Capitalization. The following table sets forth, as of September 30, 1998 (for the Shell Nations Funds and their corresponding Pacific Horizon Funds) and as of October 31, 1998 (for the Operating Nations Funds and their corresponding Pacific Horizon Funds): (1) the capitalization of each of the Pacific Horizon Funds; (2) the capitalization of each of the corresponding Nations Funds; and (3) the pro forma capitalization of each of the Nations Funds as adjusted to give effect to the Reorganization. The capitalization of each Pacific Horizon Fund and Nations Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Pacific Horizon Funds and Nations Funds as well as the effects of the other ongoing operations of the respective Funds prior to Closing.

         Nations Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund, California Tax-Exempt Reserves, Capital Income Fund and Intermediate Bond Fund have not yet commenced operations, but will do so at the time the Reorganization occurs.

                                    Table III

                                 Capitalization

         1. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Asset Allocation Fund with Nations Asset Allocation Fund.

-------------------------------------------------------------------------------------------------------------------

                                                                                               Net Asset Value
                                              Total Net Assets        Shares Outstanding          Per Share
Pacific Horizon Asset Allocation Fund            $67,056,441               3,163,843                $21.19
                                                 (A Shares)               (A Shares)              (A Shares)
                                                 $1,211,236                 57,167                  $21.19
                                                 (B Shares)               (B Shares)              (B Shares)
                                                 $1,359,810                 64,236                  $21.17
                                                 (K Shares)               (K Shares)              (K Shares)
                                                $190,245,872              11,659,887                $16.32
                                                (SRF Shares)             (SRF Shares)            (SRF Shares)
-------------------------------------------------------------------------------------------------------------------

Nations Asset Allocation Fund                        N/A                      N/A                    N/A
                                                (Investor A)             (Investor A)            (Investor A)
                                                     N/A                      N/A                    N/A
                                                (Investor B)             (Investor B)            (Investor B)
                                                     N/A                      N/A                    N/A
                                                (Investor C)             (Investor C)                (N/A
                                                     N/A                      N/A                (SRF Shares)
                                                (SRF Shares)             (SRF Shares)
-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                          $67,056,441               3,163,843                $21.19
                                           (A Shares/ Investor A)     (A Shares/ Investor   (A Shares/ Investor A)
                                                 $1,211,236                   A)                    $21.19
                                           (B Shares/ Investor B)           57,167          (B Shares/Investor B)
                                                 $1,359,810          (B Shares/Investor B)          $21.17
                                            (K Shares/Investor C)           64,236          (K Shares/Investor C)
                                                $190,245,872         (K Shares/Investor C)          $16.32
                                            (SRF/Seafirst Shares)         11,659,887            (SRF/Seafirst)
                                                                        (SRF/Seafirst)
-------------------------------------------------------------------------------------------------------------------


         2. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Blue Chip Fund with Nations Blue Chip Fund.

-------------------------------------------------------------------------------------------------------------------

                                                                                                 Net Asset Value
                                              Total Net Assets         Shares Outstanding           Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon Blue Chip Fund                  $340,350,591               12,180,427                 $27.94
                                                 (A Shares)                (A Shares)               (A Shares)
                                                 $4,284,442                  153,210                  $27.96
                                                 (B Shares)                (B Shares)               (B Shares)
                                                 $8,500,765                  305,456                  $27.83
                                                 (K Shares)                (K Shares)               (K Shares)
                                                $345,398,724               13,969,916                 $24.72
                                                (SRF Shares)              (SRF Shares)             (SRF Shares)
-------------------------------------------------------------------------------------------------------------------

Nations Blue Chip Fund                               N/A                       N/A                     N/A
                                                (Investor A)              (Investor A)             (Investor A)
                                                     N/A                       N/A                     N/A
                                                (Investor B)              (Investor B)             (Investor B)
                                                     N/A                       N/A                     N/A
                                                (Investor C)              (Investor C)             (Investor C)
                                                     N/A                       N/A                     N/A
                                              (Seafirst Shares)         (Seafirst Shares)       (Seafirst Shares)

-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                         $340,350,591               12,180,427                 $27.94
                                           (A Shares/ Investor A)    (A Shares/ Investor A)   (A Shares/ Investor A)
                                                 $4,284,442                  153,210                  $27.96
                                            (B Shares/Investor B)     (B Shares/Investor B)   (B Shares/Investor B)
                                                 $8,500,765                  305,456                  $27.83
                                            (K shares/Investor C)     (K Shares/Investor C)   (K shares/Investor C)
                                                $345,398,724               $13,969,916                $24.72
                                               (SRF/Seafirst)             (SRF/ Shares)           (SRF/Seafirst)

-------------------------------------------------------------------------------------------------------------------


         3. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon California Municipal Bond Fund with Nations California Municipal Bond Fund.

-------------------------------------------------------------------------------------------------------------------
                                                                     Shares Outstanding        Net Asset Value
                                             Total Net Assets                                     Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon California Municipal           $226,190,221              29,257,875                 $7.73
Bond Fund                                       (A Shares)               (A Shares)               (A Shares)
                                                $1,155,896                149,417                   $7.74
                                                (B Shares)               (B Shares)               (B Shares)
-------------------------------------------------------------------------------------------------------------------

Nations California Municipal Bond Fund              N/A                     N/A                      N/A
                                               (Investor A)             (Investor A)             (Investor A
                                                    N/A                     N/A                      N/A
                                               (Investor B)             (Investor B)             (Investor B)
-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                        $226,190,221              29,257,875                 $7.73
                                          (A Shares/ Investor A)   (A Shares/ Investor A)   (A Shares/ Investor A)
                                                $1,155,896                149,417                   $7.74
                                          (B Shares/ Investor B)   (B Shares/Investor B)    (B Shares/ Investor B)
-------------------------------------------------------------------------------------------------------------------

         4. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon California Tax-Exempt Money Market Fund with Nations California Tax-Exempt Reserves.

-------------------------------------------------------------------------------------------------------------------

                                                                                            Net Asset Value
                                             Total Net Assets      Shares Outstanding           Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon California Tax-Exempt              N/A                     N/A                     N/A
Money Market Fund                            (Horizon Shares)       (Horizon Shares)        (Horizon Shares)
                                               $746,840,011            746,903,947                $1.00
                                             (Horizon Service       (Horizon Service        (Horizon Service
                                                 Shares)                 Shares)                 Shares)
                                               $581,414,409            581,454,871                $1.00
                                             (Pacific Horizon       (Pacific Horizon        (Pacific Horizon
                                                 Shares)                 Shares)                 Shares)
                                               $294,292,298            294,301,253                $1.00
                                                (S Shares)             (S Shares)              (S Shares)
                                               $34,848,675             34,851,625                 $1.00
                                                (X Shares)             (X Shares)              (X Shares)

-------------------------------------------------------------------------------------------------------------------

Nations California Tax-Exempt Reserves             N/A                     N/A                     N/A
                                             (Capital Class)         (Capital Class)         (Capital Class)
                                                   N/A                     N/A                     N/A
                                             (Advisor Class)         (Advisor Class)         (Advisor Class)
                                                   N/A                     N/A                     N/A
                                             (Investor Class)       (Investor Class)        (Investor Class)
                                                   N/A                     N/A                     N/A
                                              (Daily Shares)         (Daily Shares)          (Daily Shares)
                                                   N/A                     N/A                     N/A
                                              (Daily Shares)         (Daily Shares)          (Daily Shares)

-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                            N/A                     N/A                     N/A
                                             (Horizon Shares/       (Horizon Shares/         Horizon Shares/
                                              Capital Class)         Capital Class)          Capital Class)
                                               $746,840,011            746,903,947                $1.00
                                             (Horizon Service       (Horizon Service        (Horizon Service
                                                 Shares/                 Shares/                 Shares/
                                              Advisor Class)         Advisor Class)          Advisor Class)
                                               $581,414,409            581,454,871                $1.00
                                             (Pacific Horizon       (Pacific Horizon        (Pacific Horizon
                                          Shares/Investor Class)     Shares/Investor     Shares/Investor Class)
                                               $294,292,298              Class)                   $1.00
                                             (S Shares/Daily           294,301,253       (S Shares/Daily Shares)
                                                 Shares)             (S Shares/Daily              $1.00
                                               $34,848,675               Shares)         (X Shares/Daily Shares)
                                             (X Shares/Daily           34,851,625
                                                 Shares)             (X Shares/Daily
                                                                         Shares)
-------------------------------------------------------------------------------------------------------------------

         5. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Capital Income Fund with Nations Capital Income Fund.

-------------------------------------------------------------------------------------------------------------------

                                                                                                 Net Asset Value
                                             Total Net Assets         Shares Outstanding            Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon Capital Income Fund            $347,714,125               22,611,398                  $15.38
                                                (A Shares)                (A Shares)                (A Shares)
                                                $1,755,221                 114,197                    $15.37
                                                (B Shares)                (B Shares)                (B Shares)
                                                $3,109,374                 202,001                    $15.39
                                                (K Shares)                (K Shares)                (K Shares)

-------------------------------------------------------------------------------------------------------------------

Nations Capital Income Fund                         N/A                      N/A                       N/A
                                               (Investor A)              (Investor A)              (Investor A)
                                                    N/A                      N/A                       N/A
                                               (Investor B)              (Investor B)              (Investor B)
                                                    N/A                      N/A                       N/A
                                               (Investor C)              (Investor C)              (Investor C)
-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                        $347,714,125               22,611,398                  $15.38
                                           (A Shares/Investor A)    (A Shares/ Investor A)    (A Shares/ Investor A
                                                $1,755,221                 114,197                    $15.37
                                           (B Shares/Investor B)    (B Shares/Investor B)     (B Shares/Investor B)
                                                $3,109,374                 202,001                    $15.39
                                           (K Shares/Investor C)    (K Shares/Investor C)     (K Shares/Investor C)
-------------------------------------------------------------------------------------------------------------------


         6. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Intermediate Bond Fund with Nations Intermediate Bond Fund.

-------------------------------------------------------------------------------------------------------------------

                                                                                            Net Asset Value
                                             Total Net Assets      Shares Outstanding           Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon Intermediate Bond Fund         $67,798,192              6,838,079                 $9.91
                                                (A Shares)             (A Shares)              (A Shares)
                                                 $498,073                49,906                   $9.98
                                                (K Shares)             (K Shares)              (K Shares)
                                               $34,842,467              3,119,515                $11.17
                                               (SRF Shares)           (SRF Shares)            (SRF Shares)
-------------------------------------------------------------------------------------------------------------------

Nations Intermediate Bond Fund                     N/A                     N/A                     N/A
                                               (Investor A)           (Investor A)            (Investor A)
                                                   N/A                     N/A                     N/A
                                               (Investor C)           (Investor C)            (Investor C)
                                                   N/A                     N/A                     N/A
                                            (Seafirst Shares)       (Seafirst Shares)       (Seafirst Shares)
-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                        $67,798,192              6,838,079                 $9.91
                                          (A Shares/Investor A)    (A Shares/Investor     (A Shares/Investor A)
                                                 $498,073                  A)                     $9.98
                                          (K Shares/Investor C)          49,906           (K Shares/Investor C)
                                               $34,842,467        (K Shares/Investor C)          $11.17
                                              (SRF/Seafirst)            3,119,515            (SRF/Seafirst)
                                                                     (SRF/Seafirst)
-------------------------------------------------------------------------------------------------------------------


         7. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Prime Fund with Nations Cash Reserves.

-------------------------------------------------------------------------------------------------------------------

                                                                                            Net Asset Value
                                             Total Net Assets      Shares Outstanding           Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon Prime Fund                    $3,437,949,798          3,438,901,907               $1.00
                                             (Horizon Shares)       (Horizon Shares)        (Horizon Shares)
                                              $4,078,140,208          4,078,814,566               $1.00
                                             (Horizon Service       (Horizon Service        (Horizon Service
                                                 Shares)                 Shares)                 Shares)
                                              $2,883,219,107          2,883,995,489               $1.00
                                             (Pacific Horizon       (Pacific Horizon        (Pacific Horizon
                                                 Shares)                 Shares)                 Shares)
                                              $2,201,778,801          2,201,983,445               $1.00
                                                (S Shares)             (S Shares)              (S Shares)
                                              $1,489,825,987         $1,490,063,377               $1.00
                                                (X Shares)             (X Shares)              (X Shares)
                                               $184,076,527           $184,110,931                $1.00
                                                (Y Shares)             (Y Shares)              (Y Shares)

-------------------------------------------------------------------------------------------------------------------

Nations Cash Reserves                         $3,808,855,000          3,808,850,249               $1.00
                                             (Capital Class)         (Capital Class)         (Capital Class)
                                               $810,617,000            810,616,096                $1.00
                                             (Advisor Class)         (Advisor Class)         (Advisor Class)
                                                   N/A                     N/A                     N/A
                                             (Investor Class)       (Investor Class)        (Investor Class)
                                                   N/A                     N/A                     N/A
                                              (Daily Shares)         (Daily Shares)          (Daily Shares)
                                                   N/A                     N/A                     N/A
                                              (Daily Shares)         (Daily Shares)          (Daily Shares)
                                                   N/A                     N/A                     N/A
                                          (Service Class Shares)     (Service Class      (Service Class Shares)
                                                                         Shares)
-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                       $7,246,804,789          7,247,752,156               $1.00
                                             (Horizon Shares/       (Horizon Shares/        (Horizon Shares/
                                              Capital Class)         Capital Class)          Capital Class)
                                              $4,888,757,208          4,889,430,662               $1.00
                                            (Horizon Service/       (Horizon Service/       (Horizon Service/
                                              Advisor Class)         Advisor Class)          Advisor Class)
                                              $2,883,219,107          2,883,995,489               $1.00
                                            (Pacific Horizon/       (Pacific Horizon/       (Pacific Horizon/
                                             Investor Class)         Investor Class)         Investor Class)
                                              $1,201,778,801          1,201,983,445               $1.00
                                             (S Shares/Daily         (S Shares/Daily     (S Shares/Daily Shares)
                                                 Shares)                 Shares)                  $1.00
                                              $1,489,825,987          1,490,063,377      (X Shares/Daily Shares)
                                             (X Shares/Daily         (X Shares/Daily              $1.00
                                                 Shares)                 Shares)            (Y Shares/Service
                                               $184,076,527            184,110,931               Class)
                                            (Y Shares/Service       (Y Shares/Service
                                                  Class)                 Class)
-------------------------------------------------------------------------------------------------------------------

         8. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Tax-Exempt Money Fund with Nations Municipal Reserves.


-------------------------------------------------------------------------------------------------------------------

                                                                   Shares Outstanding        Net Asset Value
                                             Total Net Assets                                   Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon Tax-Exempt Money Fund          $338,925,765            339,075,558                $1.00
                                             (Horizon Shares)       (Horizon Shares)        (Horizon Shares)
                                               $191,121,913            191,151,142                $1.00
                                            (Horizon Service)       (Horizon Service)       (Horizon Service)
                                               $144,280,499            144,306,769                $1.00
                                            (Pacific Horizon)       (Pacific Horizon)       (Pacific Horizon)
                                               $54,547,508             54,547,470                 $1.00
                                                (S Shares)             (S Shares)              (S Shares)
-------------------------------------------------------------------------------------------------------------------

Nations Municipal Reserves                     $117,664,000            117,664,588                $1.00
                                             (Capital Class)         (Capital Class)         (Capital Class)
                                               $49,969,000             49,969,376                 $1.00
                                             (Advisor Class)         (Advisor Class)         (Advisor Class)
                                                   N/A                     N/A                     N/A
                                             (Investor Class)       (Investor Class)        (Investor Class)
                                                   N/A                     N/A                     N/A
                                              (Daily Shares)         (Daily Shares)          (Daily Shares)

-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                        $456,589,765            456,740,146                $1.00
                                             (Horizon Shares/       (Horizon Shares/        (Horizon Shares/
                                              Capital Class)         Capital Class)           Capital Class)
                                               $241,090,913            241,120,518                $1.00
                                            (Horizon Service/       (Horizon Service/       (Horizon Service/
                                              Advisor Class)         Advisor Class)          Advisor Class)
                                               $144,280,499            144,306,769                $1.00
                                            (Pacific Horizon/       (Pacific Horizon/       (Pacific Horizon/
                                             Investor Class)         Investor Class)         Investor Class)
                                               $54,547,508             54,547,470                 $1.00
                                                (S Shares/             (S Shares/              (S Shares/
                                              Daily Shares)           Daily Shares)           Daily Shares)
-------------------------------------------------------------------------------------------------------------------

         9. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Treasury Fund with Nations Treasury Reserves.

-------------------------------------------------------------------------------------------------------------------

                                                                                              Net Asset Value
                                            Total Net Assets        Shares Outstanding           Per Share

-------------------------------------------------------------------------------------------------------------------
Pacific Horizon Treasury Fund                 $704,991,899             705,088,100                 $1.00
                                            (Horizon Shares)         (Horizon Shares)         (Horizon Shares)
                                             $1,777,221,778           1,777,331,147                $1.00
                                            (Horizon Service     (Horizon Service Shares)     (Horizon Service
                                                 Shares)               432,816,395                Shares)
                                              $432,672,305          (Pacific Horizon)              $1.00
                                           (Pacific Horizon)               N/A               (Pacific Horizon)
                                                   N/A                  (S Shares)                  N/A
                                               (S Shares)              414,459,631               (S Shares)
                                              $414,462,658              (X Shares)                 $1.00
                                               (X Shares)               99,146,971               (X Shares)
                                               $99,148,339              (Y Shares)                 $1.00
                                               (Y Shares)                                        (Y Shares)
-------------------------------------------------------------------------------------------------------------------

Nations Treasury Reserves                     $466,959,000             466,882,129                 $1.00
                                             (Capital Class)         (Capital Class)          (Capital Class)
                                              $345,679,000             345,699,380                 $1.00
                                             (Advisor Class)         (Advisor Class)          (Advisor Class)
                                                   N/A                     N/A                      N/A
                                            (Investor Class)         (Investor Class)         (Investor Class)
                                                   N/A                     N/A                      N/A
                                             (Daily Shares)           (Daily Shares)           (Daily Shares)
                                                   N/A                     N/A                      N/A
                                             (Daily Shares)           (Daily Shares)           (Daily Shares)
                                                   N/A                     N/A                      N/A
                                             (Service Class)         (Service Class)          (Service Class)
-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                      $1,171,950,899           1,171,970,229                $1.00
                                            (Horizon Shares/         (Horizon Shares/         (Horizon Shares/
                                             Capital Class)           Capital Class)           Capital Class)
                                             $2,122,900,778           2,123,030,527                $1.00
                                            (Horizon Service/       (Horizon Service/        (Horizon Service/
                                             Advisor Class)           Advisor Class)           Advisor Class)
                                              $432,672,305             432,816,395                 $1.00
                                            (Pacific Horizon/       (Pacific Horizon/        (Pacific Horizon/
                                             Investor Class)         Investor Class)          Investor Class)
                                                   N/A                     N/A                      N/A
                                             (S Shares/Daily     (S Shares/Daily Shares)      (S Shares/Daily
                                                 Shares)               414,459,631                Shares)
                                              $414,462,658       (X Shares/Daily Shares)           $1.00
                                             (X Shares/Daily            99,146,971            (X Shares/Daily
                                                 Shares)            (Y Shares/Service             Shares)
                                               $99,148,339                Class)                   $1.00
                                           (Y Shares/Service                                 (Y Shares/Service
                                                 Class)                                            Class)
-------------------------------------------------------------------------------------------------------------------

         10. The table below reflects current and pro forma capitalization information for the combination of the Pacific Horizon Government Fund and the Pacific Horizon Treasury Only Fund with Nations Government Reserves.

-------------------------------------------------------------------------------------------------------------------

                                                                   Shares Outstanding       Net Asset Value
                                             Total Net Assets                                   Per Share

-------------------------------------------------------------------------------------------------------------------
                                               $80,154,845             80,182,972                 $1.00
Pacific Horizon Government Fund              (Horizon Shares)       (Horizon Shares)        (Horizon Shares)
(Fund A)                                       $233,934,621            234,029,786                $1.00
                                            (Horizon Service)       (Horizon Service)       (Horizon Service)
                                               $152,448,005            152,584,355                $1.00
                                            (Pacific Horizon)       (Pacific Horizon)       (Pacific Horizon)

-------------------------------------------------------------------------------------------------------------------

Pacific Horizon Treasury Only Fund             $43,786,026             43,787,489,                $1.00
(Fund B)                                     (Horizon Shares)       (Horizon Shares)        (Horizon Shares)
                                               $257,228,848            257,238,569                $1.00
                                            (Horizon Service)       (Horizon Service)       (Horizon Service)
                                               $227,237,891            227,268,646                $1.00
                                            (Pacific Horizon)       (Pacific Horizon)       (Pacific Horizon)

-------------------------------------------------------------------------------------------------------------------

Nations Government Reserves                    $160,300,000            160,300,511                $1.00
(Fund C)                                     (Capital Class)         (Capital Class)         (Capital Class)
                                               $115,769,000            115,769,079                $1.00
                                             (Advisor Class)         (Advisor Class)         (Advisor Class)
                                                   N/A                     N/A                     N/A
                                             (Investor Class)       (Investor Class)        (Investor Class)
-------------------------------------------------------------------------------------------------------------------
                                               $240,454,845            240,483,483                $1.00
Pro-Forma Combined Fund                      (Horizon Shares/       (Horizon Shares/        (Horizon Shares/
(Fund A + Fund C)                             Capital Class)         Capital Class)          Capital Class)
                                               $349,703,621            349,798,865                $1.00
                                            (Horizon Service/       (Horizon Service/       (Horizon Service/
                                              Advisor Class)         Advisor Class)          Advisor Class)
                                               $152,448,005            152,584,355                $1.00
                                            (Pacific Horizon/       (Pacific Horizon/       (Pacific Horizon/
                                             Investor Class)         Investor Class)         Investor Class)
-------------------------------------------------------------------------------------------------------------------
Pro-Forma Combined Fund                        $204,086,026            204,088,000                $1.00
(Fund B + Fund C)                            (Horizon Shares/       (Horizon Shares/        (Horizon Shares/
                                              Capital Class)         Capital Class)          Capital Class)
                                               $372,992,848            373,007,648                $1.00
                                            (Horizon Service/       (Horizon Service/       (Horizon Service/
                                              Advisor Class)         Advisor Class)          Advisor Class)
                                               $227,237,891            227,268,646                $1.00
                                            (Pacific Horizon/       (Pacific Horizon/       (Pacific Horizon/
                                             Investor Class)         Investor Class)         Investor Class)
-------------------------------------------------------------------------------------------------------------------

Pro Forma Combined Fund                        $284,240,871            284,270,972                $1.00
(Fund A + Fund B +                               (Horizon               (Horizon                (Horizon
Fund C)                                       Shares/Horizon         Shares/Horizon          Shares/Horizon
                                          Shares/Capital Class)   Shares/Capital Class)   Shares/Capital Class)
                                               $606,927,469            607,037,434                $1.00
                                            (Horizon Service/       (Horizon Service/       (Horizon Service/
                                             Horizon Service/       Horizon Service/        Horizon Service/
                                              Advisor Class)         Advisor Class)          Advisor Class)
                                               $379,685,895            379,853,002                $1.00
                                                 (Pacific               (Pacific                (Pacific
                                             Horizon/Pacific         Horizon/Pacific         Horizon/Pacific
                                            Horizon/Investor        Horizon/Investor        Horizon/Investor
                                                  Class)                 Class)                  Class)

-------------------------------------------------------------------------------------------------------------------

         Federal Income Tax Considerations. Each Nations Fund and each Pacific Horizon Fund intends to qualify as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Pacific Horizon Fund and each corresponding Nations Fund has been, and expects to continue to be, relieved of federal income tax liability.

         Consummation of the Reorganization with respect to each Pacific Horizon Fund and the corresponding Nations Fund is subject to the condition that Pacific Horizon and Nations receive an opinion from Morrison & Foerster LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of all of the Fund Assets and Liabilities of a Pacific Horizon Fund to the corresponding Nations Fund in exchange for the Nations Fund Shares, and the distribution of those Nations Fund Shares to shareholders of the Pacific Horizon Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Pacific Horizon Fund and the Nations Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by the Pacific Horizon Fund upon the transfer of its Fund Assets and Liabilities to the Nations Fund solely in exchange for the Nations Fund Shares; (iii) no gain or loss will be recognized by the Nations Fund upon the receipt of the Fund Assets and assumption of Liabilities of the Pacific Horizon Fund solely in exchange for the Nations Fund Shares; (iv) the basis of the Fund Assets received by the Nations Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Pacific Horizon Fund immediately prior to the Reorganization; (v) the holding period of the Pacific Horizon Fund's assets in the hands of the Nations Fund will include the period for which such assets have been held by the Pacific Horizon Fund; (vi) no gain or loss will be recognized by the Pacific Horizon Fund on the distribution to its shareholders of the Nations Fund Shares; (vii) no gain or loss will be recognized by the shareholders of the Pacific Horizon Fund upon their receipt of the Nations Fund Shares in exchange for such shareholders' shares of the Pacific Horizon Fund;
(viii) the basis of the Nations Fund Shares received by the shareholders of the Pacific Horizon Fund will be the same as the basis of the Pacific Horizon Fund shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Nations Fund Shares received by the Pacific Horizon Fund shareholders will include the period during which such shareholders held the Pacific Horizon Fund shares surrendered in exchange therefor, provided that such Pacific Horizon Fund shares are held as a capital asset in the hands of the Pacific Horizon Fund shareholders on the date of the exchange; and (x) each Nations Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Pacific Horizon Fund as of the Closing Date, subject to the conditions and limitations specified in the Code. Shareholders of the Pacific Horizon Funds should note, however, that the sale of securities by the Pacific Horizon Funds prior to the Closing whether in the ordinary course of business or in anticipation of the Closing, could result in a taxable capital gains distribution prior to the Closing.

         The consolidation of MIT into NMIT will not result in the recognition of gain or loss by MIT or NMIT. The basis of MIT assets received by NMIT will be the same as the basis of those assets in the hands of MIT immediately prior to the consolidation. The holding period of NMIT in the assets received from MIT will be the same as the MIT's holding period immediately prior to the consolidation.

         NMIT and MIT have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

         Other Matters. Under a retirement plan approved by the Pacific Horizon Board, each Pacific Horizon Director who has been in office for a specified period of time is entitled to retirement benefits following death, resignation or termination. The payment terms and the formula for calculating the amount of the retirement benefits are set forth in Pacific Horizon's statement of additional information. Because the Reorganization contemplates the dissolution of Pacific Horizon, it is being considered a termination with respect to those Directors who are not succeeding to the Nations Board. Such Directors will, therefore, receive retirement benefits following the Reorganization.

                    COMPARISON OF PACIFIC HORIZON AND NATIONS

         Investment Objectives and Policies. The investment objectives, policies and restrictions of the Pacific Horizon Funds are, in general, substantially similar to those of their corresponding Nations Fund. They are summarized in Appendix III. There are, however, certain differences. A brief summary of the more significant differences follows.

         The investment objective, policies and restrictions of the Pacific Horizon Asset Allocation Fund, Pacific Horizon Blue Chip Fund, Pacific Horizon California Municipal Bond Fund, Pacific Horizon California Tax-Exempt Money Market Fund, Pacific Horizon Capital Income Fund and Pacific Horizon Intermediate Bond Fund are substantially identical to those of the corresponding Shell Nations Funds, because the Shell Nations Funds are being created to continue the business of their corresponding Pacific Horizon Funds.

         The investment objectives, policies and restrictions of the other Pacific Horizon Funds are, in general, substantially similar to those of their corresponding Operating Nations Funds. While all of the Operating Nations Funds are money market funds and therefore are subject to the general restrictions and limitations of Rule 2a-7 under the 1940 Act, there are certain differences between the investment policies and restrictions of the Operating Nations Funds and their corresponding Pacific Horizon Funds. For example, while the Pacific Horizon Prime Fund concentrates its investments (i.e., invests at least 25% of its assets) in the banking and finance industries, the corresponding Nations Cash Reserves merely reserves the right to so concentrate its investments. In addition, while the Pacific Horizon Treasury Only Fund invests solely in obligations of the U.S. Treasury, the corresponding Nations Government Reserves may invest not only in obligations of the U.S. Treasury, but also in general U.S. Government obligations and repurchase agreements. However, in order to more closely align the investment policies and restrictions of the two Funds, NBAI has committed that Nations Government Reserves will not invest in repurchase agreements after the Reorganization.

         The investment objectives, strategies and policies of the Pacific Horizon Funds and Nations Funds are more fully discussed in Appendix III. Additional information about the investment policies and restrictions of the Nations Funds and the Pacific Horizon Funds is included in their respective prospectuses and statements of additional information, which have been incorporated herein by reference.

         Investment Advisory Services and Service Providers. NBAI will serve as investment adviser to the Nations Funds and Nations Master Portfolios and TradeStreet will serve as investment sub-adviser to the Nations Funds and Nations Master Portfolios(except for Nations Blue Chip Master Portfolio). Chicago Equity will serve as co-investment sub-adviser, along with TradeStreet, to Nations Asset Allocation Fund and will serve as investment sub-adviser to Nation Blue Chip Master Portfolio. NBAI, TradeStreet and Chicago Equity are indirect wholly owned subsidiaries of NationsBank, which in turn is a wholly owned subsidiary of BankAmerica Corporation.

         NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of: 0.15% of the average daily net assets of the Operating Nations Funds; 0.15% of the average daily net assets of Nations California Tax-Exempt Reserves; 0.65% of the average daily net assets of the Nations Asset Allocation Fund, Nations Blue Chip Master Portfolio, Nations Capital Income Fund; 0.50% of the average daily net assets of the Nations California Municipal Bond Fund; and 0.40% of the average daily net assets of the Nations Intermediate Bond Master Portfolio. After any waivers and/or reimbursements, NBAI is receiving advisory fees at the annual rates of 0.10% for the Operating Nations Funds and 0.28% for the Nations California Municipal Bond Fund. NBAI will compensate TradeStreet and Chicago Equity for providing sub-advisory services to Nations Blue Chip Master Portfolio and Nations Asset Allocation Fund (equity portion only).

         Bank of America serves as investment adviser to the Pacific Horizon Funds and MIT Master Portfolios. Like NBAI, TradeStreet and Chicago Equity, Bank of America is also a subsidiary of BankAmerica Corporation. With respect to the Pacific Horizon Funds, Bank of America is entitled to receive a fee at the annual rate of 0.20% of the average daily net assets of each of the Prime Fund, Treasury Fund, Government Fund, Treasury Only Fund and Tax-Exempt Fund; 0.55% of the average daily net assets of the Asset Allocation Fund; 0.65% of the average daily net assets of the Capital Income Fund; and 0.70% of the average daily net assets of the Blue Chip Fund respectively. With respect to the MIT Master Portfolios, Bank of America is entitled to receive a fee at the annual rate of 0.45% and 0.50% of the Intermediate Bond Master Portfolio and the Blue Chip Master Portfolio, respectively.

Other Service Providers for the Pacific Horizon Funds and Nations Funds

         Pacific Horizon Funds, MIT Master Portfolios, Nations Funds and Nations Master Portfolios have different service providers. Upon completion of the Reorganization, Nations Funds will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                                              Pacific Horizon Funds                      Nations Funds
                                              ---------------------                      -------------
Distributor                           Provident Distributors, Inc.           Stephens Inc.
                                      (Pacific Horizon Funds Only)

Administrator                         Bank of                                Stephens Inc. and NationsBanc
                                      America                                Advisors, Inc.
                                      PFPC, Inc. (MIT Master Portfolios)

Sub-Administrator                     PFPC, Inc.                             The Bank of New York

Transfer Agent                        PFPC, Inc.                             First Data Investor Services Group,
                                                                             Inc.

Sub-Transfer Agent                    N/A                                    The Bank of New York

Custodian                             The Bank of New York (National         The Bank of New York
                                      Municipal Bond Fund Only)

                                      PFPC Trust Company (All Others)

Independent Accountants               PricewaterhouseCoopers LLP             PricewaterhouseCoopers LLP

[Stephens currently serves as the Nations Funds' distributor. Pursuant to
Section 9(a) of the 1940 Act, Stephens could be disqualified from serving as such. The SEC has granted a temporary exemption from the provisions of Section 9(a). Stephens has applied for a permanent exemption and anticipates receiving such an exemption shortly.]


         Distribution and Shareholder Servicing Arrangements and Sales Loads for the Pacific Horizon Funds

         A Shares. Pacific Horizon has adopted a Shareholder Services Plan for A Shares, under which the A Shares of each Pacific Horizon Fund reimburse Pacific Horizon's distributor--Provident Distributors, Inc. ("Provident")--for shareholder servicing fees that Provident pays to various service organizations whose customers own A Shares. Payments made under the Shareholder Services Plan for A Shares also cover shareholder services provided by Provident and for support services provided to the beneficial owners of Pacific Horizon Fund shares. Under the Plan, payments by a Pacific Horizon Fund may not exceed 0.25% (annualized) of the average daily net assets of such Fund's A Shares. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America.

         Class A Shares charge a front-end sales load. The maximum front-end sales load charged for each Pacific Horizon Fund's Class A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Investor A Shares of the corresponding Nations Funds, are described in Appendix III. Certain purchases of A shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within a specific time period after purchase; Investor A shares of the corresponding Nations Funds received in exchange for such shares will be subject to the same CDSC if redeemed within the specified time period. Certain purchases of A Shares of $1,000,000 or more are subject to a CDSC of 1% on redemptions made within 18 months of purchases made before November 16, 1998 or 1% on redemptions made within 1 year of purchases made on or after November 16, 1998, declining to .50% in the second year and eliminated thereafter; Investor A shares of the corresponding Nations Fund received in exchange for such shares will be subject to the same CDSC if redeemed within two years. For all cases, former Class A shareholders will be credited for the period of time from the original date of purchase of their shares for purposes of determining the amount of their CDSC, if any.

         B Shares. Pacific Horizon has adopted a Distribution and Services Plan for B Shares, under which the B Shares of each Pacific Horizon Fund reimburse Bank of America for distribution related expenses and for shareholder servicing expenses. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' B Shares; payments to service organizations for assistance in connection with the distribution of B Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes or distributed for existing shareholders.) Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's B Shares.

         K Shares. Pacific Horizon also has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which K Shares of a Pacific Horizon Fund reimburse Provident for services rendered and costs incurred in connection with distribution of K Shares. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' K Shares; payments to service organizations for assistance in connection with the distribution of K Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes or distributed for existing shareholders.) Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's K Shares.

         Pacific Horizon also has adopted an Administrative and Shareholder Services Plan for K Shares, under which K Shares of a Pacific Horizon Fund reimburse Provident for administrative and shareholder servicing fees that Provident pays to various services organizations whose customers own K Shares. Administrative servicing expenses include expenses incurred in connection with administrative services provided by Provident and payments to service organizations for the provision of administrative services to beneficial owners of K shares, such as establishing and maintaining accounts and records relating to their clients who invest in K Shares, providing information to the Funds necessary for accounting or sub-accounting and providing statements periodically to clients showing their position in K Shares. Under the Administrative and Shareholder Services Plan for K Shares and the Distribution and Services Plan for B Shares, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of a Fund's B Shares or K Shares, respectively and payments for administrative servicing expenses may not exceed 0.75% (annualized) of the average daily net assets of the Fund's K Shares.

         The total of all fees, under the distribution plan and the administrative and shareholder services plan may not exceed, in the aggregate, 1.00% (annualized) of the average daily net assets of a Fund's B Shares or K Shares.

         Horizon Service Shares. Pacific Horizon has adopted a Shareholder Services Plan for Horizon Service Shares, under which the Horizon Service Shares of each Pacific Horizon Fund reimburse Bank of America and its affiliates for shareholder servicing fees that sell Horizon Service Shares. Payments made under the Shareholder Services Plan for Horizon Service Shares, also cover shareholder services provided by Bank of America and for support services provided to the beneficial owners of Pacific Horizon Fund shares. Under the Plan, payments by a Pacific Horizon Fund may not exceed 0.25% (annualized) of the average daily net assets of such Fund's Horizon Service Shares.

         Pacific Horizon Shares. Pacific Horizon has adopted a Shareholder Services Plan for Pacific Horizon Service Shares, under which the Pacific Horizon Shares of each Pacific Horizon Fund reimburse Bank of America and its affiliates for shareholder servicing fees that sell Pacific Horizon Service Shares. Payments made under the Shareholder Services Plan for Pacific Horizon Service Shares, also cover shareholder services provided by Bank of America and for support services provided to the beneficial owners of Pacific Horizon Fund shares. Under the Plan, payments by a Pacific Horizon Fund may not exceed 0.32% (0.35% of the California Tax-Exempt Money Market Fund) (annualized) of the average daily net assets of such Fund's Horizon Service Shares.

         X Shares. Pacific Horizon has adopted a Distribution and Services Plan for X Shares, under which the X Shares of each Pacific Horizon Fund reimburse Provident for distribution related expenses and for shareholder servicing expenses. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' X Shares; payments to service organizations for assistance in connection with the distribution of X Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds. Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses and shareholder servicing may not exceed 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares.

         Y Shares. Pacific Horizon has adopted a Distribution and Services Plan for Y Shares, under which the Y Shares of each Pacific Horizon Fund reimburse Provident for distribution related expenses and for shareholder servicing expenses. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' Y Shares; payments to service organizations for assistance in connection with the distribution of Y Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds. Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses and shareholder servicing expenses may not exceed 0.75% and 0.25%, respectively, of the average daily net assets of such Fund's Y Shares.

         S Shares. Pacific Horizon has adopted a Distribution and Services Plan for S Shares, under which the S Shares of each Pacific Horizon Fund reimburse Provident for distribution related expenses and for shareholder servicing expenses. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' S Shares; payments to service organizations for assistance in connection with the distribution of S Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds. Under the Distribution Plan, payments by a Pacific Horizon Fund for distribution expenses and shareholder servicing expenses may not exceed 0.75% and 0.25%, respectively, of the average daily net assets of such Fund's S Shares.

         Distribution and Shareholder Servicing Arrangements for the Nations Funds.

         Investor A Shares. Nations has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay its distributor Stephens Inc. ("Stephens") banks, broker/dealers or other financial institutions that offer Shares of the Fund and that have entered into a Sales Support Agreement with Stephens ("Selling Agents") or a Shareholder Servicing Agreement with Nations ("Servicing Agents"), up to 0.25% (annualized) of the average daily net asset value of the Investor A Shares.

         Investor A Shares charge a front-end sales load. The maximum front-end sales load charged for each Nations Fund's Investor A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Class A Shares of the corresponding Pacific Horizon Funds, are described in Appendix III and the accompanying Prospectus(es).

         Investor B Shares. Nations has adopted a Distribution Plan and a Shareholder Servicing Plan with respect to Investor B Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor B Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor B Shares. The Trustees of Nations also have approved a Shareholder Servicing Plan for the Nations Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor B Shares. Payments under the Shareholder Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor B Shares. Investor B shares charge a CDSC. The maximum CDSC for each Nations Fund's Investor B shares is set forth in Appendix II. CDSC waiver categories differ from those applicable to B shares of the corresponding Pacific Horizon Funds.

         Investor C Shares. Nations has adopted a Distribution Plan with respect to Investor C Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees of Nations, provided that the annual rate may not exceed 0.75% of the average daily net assets of the Funds' Investor C Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor C Shares. The Trustees of Nations also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares.

         Investor C Shares purchased after January 19th, 1999 are subject to a CDSC of 1% if redeemed within one year of purchase. However, no CDSC will apply to Investor C Shares issued in the Reorganization.

         Advisor Shares. Nations has adopted a Shareholder Servicing Plan with respect to Adviser Shares of the Nations Funds. Pursuant to the Shareholder Servicing Plan, the Funds may compensate Servicing Agents for any activities or expenses for certain activities and or expenses of the Shareholder Servicing Plan in connections with shareholder services that they provide. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Adviser Shares.

         Seafirst Shares. Nations has adopted a Shareholder Servicing Plan with respect to Seafirst Shares of the Nations Funds. Pursuant to the Shareholder Servicing Plan, the Funds may compensate or reimburse Servicing Agents for any activities or expenses primarily intended to result in connections with shareholder services that they provide. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Seafirst

         Investor Shares. Nations has adopted a Distribution Plan and a Shareholder Servicing Plan with respect to Investor Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors, provided that the annual rate may not exceed 0.10% of the average daily net asset value of the Funds' Investor Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor Shares. The Trustees of Nations also have approved a Shareholder Servicing Plan for the Nations Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor Shares. Payments under the Shareholder Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor Shares.

         Daily Shares. Nations has adopted a Distribution Plan and a Shareholder Servicing Plan with respect to Daily Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Daily Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.35% of the average daily net asset value of the Funds' Daily Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Daily Shares. The Trustees of Nations also have approved a Shareholder Servicing Plan for the Nations Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Daily Shares. Payments under the Shareholder Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Daily Shares.

         Service Shares. Nations has adopted a Distribution Plan and a Shareholder Servicing Plan with respect to Service Shares of the Nations Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Service Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Service Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Service Shares. The Trustees of Nations also have approved a Shareholder Servicing Plan for the Nations Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Service Shares. Payments under the Shareholder Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Service Shares.

         Shareholder Transactions and Services. The Pacific Horizon Funds and the corresponding Nations Funds offer generally similar shareholder services and transactions. There are however, some differences. For example, the minimum initial investment for A and K Shares of the Pacific Horizon Funds is generally $500 while the minimum initial investment for the corresponding Investor A Shares and Investor C Shares of the Nations Fund, respectively, is generally $1,000. Also, redemptions from a Pacific Horizon Fund Account generally require a $500 minimum balance, while Nations requires a $1,000 minimum balance. Another difference is that Pacific Horizon provides check-writing privileges on all A and K Shares of its fixed income funds, while Nations does not provide check-writing privileges on Investor A and Investor C Shares of the Nations Funds (although Nations does provide check-writing privileges on certain shares of its money market funds). Additionally, Nations does not offer Teletrade--a service currently offered Pacific Horizon Fund shareholders that allows shareholders to authorize electronic transfers of money to purchase shares in or redeem shares from an established Fund account. For a detailed comparison of shareholder transactions and services, see Appendix IV.

         Fees and Expenses. A substantial majority of Pacific Horizon Fund share classes will experience substantially the same or lower total operating expense ratios (after waivers and expense reimbursements) on a pro forma basis. Moreover, NBAI has undertaken to waive fees and/or reimburse expenses as needed to ensure that, for at least one year after the Reorganization, the Nations Funds' total operating expense ratios, will not exceed the pro forma after waiver ratios shown in Table II above, absent extraordinary circumstances or a reduction in Fund assets that impacts expense levels. For detailed pro forma expense information, see Appendix II.

         Share Structure. Both Pacific Horizon and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Pacific Horizon offers seventeen funds. The Nations Fund complex, which includes several registered investment companies, will offer over seventy funds immediately after the Reorganization.

         Pacific Horizon was organized as a Maryland corporation on October 27, 1982. It is subject to the provisions of its Charter and By-Laws. Nations was organized as a Massachusetts business trust on January 22, 1990 and is subject to the provisions of its Declaration of Trust, as amended and supplemented, and By-Laws. Pacific Horizon's Charter authorizes the Board of Directors to issue full and fractional shares of capital stock ($0.001 par value per share) and to classify and reclassify any authorized and unissued shares into one or more classes of shares. Shares of Nations Funds are sold without par value, and each share represents an equal proportionate interest in a portfolio of Nations with other shares of the same class. Nations' Declaration of Trust authorizes the Board of Trustees to classify shares into one or more series or classes. Shares of both the Pacific Horizon Funds and Nations Funds are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Pacific Horizon Fund shareholders generally have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Directors).

         In accordance with Nations' Agreement and Declaration of Trust, all shares of a series of Nations are entitled to vote by individual series, except
(1) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon.
There is no cumulative voting in the election of Trustees for Nations.

         Additional information concerning the attributes of the shares issued by the Pacific Horizon Funds and Nations Funds is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Pacific Horizon Funds and Nations Funds can be found in Appendix IV.

         Comparison of Corporate/Trust Structure. Pacific Horizon is organized as a Maryland corporation. Nations is organized as a Massachusetts business trust. In general, the charter documents governing Pacific Horizon are similar to those documents governing Nations. Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of an interest holder of a Massachusetts business trust, the attributes of a share of common stock are comparable to those of a share of beneficial interest, i.e., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

         It should be noted that under Maryland law, Pacific Horizon Fund shareholders have no personal liability for Pacific Horizon's acts or obligations. By contrast, under Massachusetts law, interest holders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, Nations has provisions in its Declarations of Trust that endeavor to protect shareholders from such liability. Thus, the risk of an interest holder incurring a financial loss on account of interest holder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

                                 VOTING MATTERS

     General Information. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Directors of Pacific Horizon. It is expected that the solicitation of proxies will be primarily by mail. [Officers and service contractors of Pacific Horizon and Nations also may solicit proxies by telefacsimile, touchtone voting and on-line voting]. In this connection, Pacific Horizon has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at
(704) 388-2641; or (3) by touchtone voting at (800) 690-6903; or 4) on-line voting at www.proxyvote.com. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pacific Horizon a written notice or revocation of a subsequently executed proxy or by attending the Meeting and voting in person.

         Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by NBAI.

         Only shareholders of record at the close of business on January 14, 1999 will be entitled to vote at the Meeting. On that date, the following Pacific Horizon Shares were outstanding and entitled to be voted.


Name of Pacific Horizon Fund and Class                  Shares Entitled to Vote
--------------------------------------                  -----------------------


Asset Allocation Fund
        A Shares
        B Shares
        K Shares
        SRF Shares

Blue Chip Fund
        A Shares
        B Shares
        K Shares
        SRF Shares

California Municipal Bond Fund
        A Shares
        B Shares

California Tax-Exempt Money Market Fund
        Horizon Shares
        Horizon Service Shares
        Pacific Horizon Shares
        S Shares
        X Shares

Capital Income Fund
        A Shares
        B Shares
        K Shares

Name of Pacific Horizon Fund and Class                  Shares Entitled to Vote
--------------------------------------                  -----------------------

Government Fund
        Horizon Shares
        Horizon Service Shares
        Pacific Horizon Shares

Intermediate Bond Fund
        A Shares
        K Shares
        SRF Shares

Prime Fund
        Horizon Shares
        Horizon Service Shares
        Pacific Horizon Shares
        S Shares
        X Shares
        Y Shares

Tax-Exempt Money Fund
        Horizon Shares
        Horizon Service Shares
        Pacific Horizon Shares
        S Shares

Treasury Fund
        Horizon Shares
        Horizon Service Shares
        Pacific Horizon Shares
        S Shares
        X Shares
        Y Shares

Treasury Only
        Horizon Shares
        Horizon Service Shares
        Pacific Horizon Shares


         Each whole and fractional share of a Pacific Horizon Fund is entitled to a whole or fractional vote.

         If the accompanying proxy is executed and returned in time for the Meeting, the Shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

         Shareholder and Board Approvals. The Reorganization Agreement is being submitted for approval at the Meeting by Pacific Horizon's shareholders pursuant to Pacific Horizon's Charter and By-Laws, [and was unanimously approved by the Pacific Horizon Board of Directors at a meeting held on January 14th, 1999.] The Reorganization Agreement must be approved by a majority of the outstanding shares of the Pacific Horizon Funds voting separately on a portfolio-by-portfolio basis and the reorganization of Pacific Horizon contemplated therein must be approved by a majority of the shares outstanding and entitled to vote, voting in the aggregate, of all the series of Pacific Horizon, including those funds that are not part of this Proxy/Prospectus. A vote for the Reorganization Agreement includes a vote for the reorganization of Pacific Horizon; correspondingly, a vote against the Reorganization Agreement is a vote against the reorganization of Pacific Horizon. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Pacific Horizon seeking the approval of similar agreements and plans of reorganization and also Pacific Horizon's reorganization.

         The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Pacific Horizon Funds, the failure of a Pacific Horizon Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Pacific Horizon Funds. It is possible that a majority of a Pacific Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of all shareholders of all Pacific Horizon series voting in the aggregate does not vote to approve the reorganization of Pacific Horizon. In such a case, the Board of Directors will contemplate what further action is appropriate.

         Special Considerations for the Shareholders of the Pacific Horizon Blue Chip Fund and the Pacific Horizon Intermediate Bond Fund. Because the Feeders invest all of their assets in shares of the corresponding MIT Master Portfolios, shareholders of the Feeders are being asked to vote not only on the Reorganization Agreement but also the Master Trust Reorganization Agreement. Therefore, a vote for or against the Reorganization Agreement will include a vote for or against the Master Trust Reorganization Agreement. The votes cast by the Feeders' shareholders with respect to the Master Trust Reorganization Agreement will, in turn, be cast by the Feeders, as the direct interest holders in MIT, in the same proportion. The Master Trust Reorganization Agreement is subject to approval by its interest holders, which includes two World Horizon Funds that also invest in each MIT Master Portfolio. Shareholders of the World Horizon Funds also will be asked to cast votes on the Master Trust Reorganization Agreement. The Reorganization, with respect to MIT and the MIT Master Portfolios, will only be consummated if a majority of all outstanding interests in the MIT Master Portfolios approve the Master Trust Reorganization Agreement.

         With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" of Pacific Horizon or a Pacific Horizon Fund means more than 50% of the outstanding shares of Pacific Horizon or the particular Pacific Horizon Fund. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

         As of January 14, 1999, neither the officers and Directors of Pacific Horizon nor the Trustees of MIT as a group than 1% or more of any of the Pacific Horizon Funds. As of January 14, 1999, the officers and Trustees of Nations as a group owned less than 1% of any of the Nations Funds. Table IV(A) shows the name, address and share ownership of each person known to Pacific Horizon to have beneficial or record ownership with respect to 5% or more of a class of a Pacific Horizon Fund as of January 14, 1999. Table IV(B) shows the name, address and share ownership of each person known to Nations to have beneficial or record ownership with respect to 5% or more of a class of a Nations Fund as of January 14, 1999.

                                                        TABLE IV(A)

                                            Class; Amount of
Pacific Horizon                            Shares Owned; Type    Percentage    Percentage of    Percentage of
----------------
      Fund          Name and  Address         of Ownership        of Class          Fund            Fund
      ----          -----------------            ---------           -----          ----
                                                                                                Post-Closing
                                                                                                ------------











                                                        TABLE IV(B)

                                            Class; Amount of
                                           Shares Owned; Type    Percentage    Percentage of    Percentage of
  Nations Fund      Name and  Address         of Ownership        of Class          Fund            Fund
  ------------      -----------------            ---------           -----          ----
                                                                                                Post-Closing
                                                                                                ------------







         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

         Nations and Pacific Horizon have been advised by Bank of America that the shares of each Pacific Horizon Fund over which Bank of America and its affiliates have voting power may be voted: by Bank of America itself in its capacity as fiduciary; by Bank of America pursuant to instruction from underlying beneficial holders; or by one or more independent fiduciaries.

         Quorum. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement are not received by one or more of the Pacific Horizon Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original Meeting without notice except announcement at the meeting, but, under Maryland law, no more than 120 days after the record date. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Pacific Horizon Funds (but not the other Pacific Horizon Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval.

         A quorum is constituted with respect to Pacific Horizon or a Pacific Horizon Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of Pacific Horizon or the Pacific Horizon Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement and the Master Trust Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as abstentions.

         Annual Meetings and Shareholder Meetings. Neither Nations nor Pacific Horizon presently intends to hold annual meetings of shareholders for the election of directors/trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Pacific Horizon or Nations have the right to call a meeting of shareholders.

                      ADDITIONAL INFORMATION ABOUT NATIONS

         Additional information about the Nations Funds is included in their prospectuses and statements of additional information dated August 1, 1998, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the first page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

         Officers of Nations are elected by, and serve at the pleasure of, the Board of Trustees. Officers of Nations receive no remuneration from Nations for their services in such capacities.

         Information included in this Proxy/Prospectus concerning Nations was provided by Nations.

                  ADDITIONAL INFORMATION ABOUT PACIFIC HORIZON

         Additional information about the Pacific Horizon Funds is included in their prospectuses and statements of additional information, dated July 1, 1998 as supplemented through the date hereof, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Pacific Horizon at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Pacific Horizon can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Pacific Horizon listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

         Information included in this Proxy/Prospectus concerning Pacific Horizon was provided by Pacific Horizon.


                              FINANCIAL STATEMENTS

         The unaudited financial statements and financial highlights for shares of the Operating Nations Funds for the semi-annual period ended October 31, 1998, are included or incorporated by reference in their prospectuses or statements of additional information, or in the statement of additional information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for shares of the Pacific Horizon Fund for the semi-annual period ended August 31, 1998 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus, or are included herein.

         The annual financial statements and financial highlights of the Operating Nations Funds and MIT Master Portfolios for the year ended April 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

           The annual financial statements and financial highlights of the Pacific Horizon Funds for the year ended February 28, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

                                 OTHER BUSINESS

         Pacific Horizon's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to Pacific Horizon or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE OR VOTE ON-LINE OR BY TELEPHONE.

         PACIFIC HORIZON WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS FEBRUARY 28, 1998 ANNUAL REPORTS, OR AUGUST 31, 1998 SEMI-ANNUAL REPORTS, TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: PACIFIC HORIZON FUNDS AT P.O. BOX 8968, WILMINGTON, DE 19899 OR BY TELEPHONE AT 1-800-346-2087

                                    APPENDIX I(a)
                                FORM OF AGREEMENT
                                       AND
                              PLAN OF REORGANIZATION


            THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this _____ day of _______, 1998, by and between Nations Institutional Reserves ("Nations Funds"), a Massachusetts business trust, for itself and on behalf of Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves, Nations California Tax-Exempt Reserves (Shell), Nations Municipal Reserves, Nations Asset Allocation Fund (Shell), Nations Capital Income Fund (Shell), Nations California Municipal Bond Fund (Shell), Nations Intermediate Bond Fund (Shell), and Nations Blue Chip Fund (Shell) (each an "Acquiring Fund" and collectively the "Acquiring Funds"), each a portfolio of Nations Funds, and Pacific Horizon Funds, Inc. ("Pacific Horizon Funds"), a Maryland corporation, for itself and on behalf of the Pacific Horizon Prime Fund, Pacific Horizon Government Fund, Pacific Horizon Treasury Fund, Pacific Horizon Treasury Only Fund, Pacific Horizon California Tax-Exempt Money Market Fund, Pacific Horizon Tax Exempt Money Fund, Pacific Horizon Asset Allocation Fund, Pacific Horizon Capital Income Fund, Pacific Horizon California Municipal Bond Fund, Pacific Horizon Intermediate Bond Fund and Pacific Horizon Blue Chip Fund (each an "Acquired Fund" and collectively the "Acquired Funds"), each a portfolio of Pacific Horizon Funds.

            In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. The parties intend that the following Acquiring Funds -- Nations California Tax-Exempt Reserves, Nations Asset Allocation Fund, Nations Capital Income Fund, Nations California Municipal Bond Fund, Nations Intermediate Bond Fund and Nations Blue Chip Fund shall have nominal assets and liabilities before the Reorganization(s), as defined in this Agreement, and shall continue the investment operations of the following corresponding Acquired Fund -- Pacific Horizon California Tax-Exempt Money Market Fund -- Pacific Horizon Asset Allocation Fund Pacific Horizon Capital Income Fund, Pacific Horizon California Municipal Bond Fund, Pacific Horizon Intermediate Bond Fund and Pacific Horizon Blue Chip Fund thereafter, and that in this regard certain actions should be taken as described in this Agreement. This Agreement is intended to be and is adopted as a plan of reorganization for each Acquired Fund each Reorganization (as defined herein) qualify as a "reorganization", within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each of the Acquiring Funds and the Acquired Funds qualify as a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

            In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUNDS

   1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2.a (the "Fund Assets") to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities (as defined in paragraph 1.3). Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the respective share classes of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

   1.2.a. With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

   1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other assets and Liabilities of which it is aware, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to each Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired

            Fund of any investments of such Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

   1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Fund, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of the Pacific Horizon Funds to indemnify Pacific Horizon Funds current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the Pacific Horizon Funds' Charter, as in effect as of the date of this Agreement and any obligations of the Pacific Horizon Funds to pay any retirement benefits to current and former Directors pursuant to Pacific Horizon Fund's retirement plan ("Liabilities"). Without limiting the foregoing, each Acquired Fund agrees that all rights to indemnification and retirement benefits and all limitations of liability existing in favor of the Pacific Horizon Funds' current and former Directors and officers, acting in their capacities as such, under Pacific Horizon Funds' Charter as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Nations Funds, its successors or assigns. The Liabilities assumed by Nations Funds, its successors or assigns, on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

   1.4. Prior to the Closing(s), Nations Funds and Pacific Horizon Funds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Closing(s).

   1.5. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Pacific Horizon Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund and to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of common stock of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

   1.6. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

   1.7. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, Pacific Horizon Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Pacific Horizon Funds shall remain the exclusive responsibility of Pacific Horizon Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9. Subject to the provisions of
            Section 1.8 and comparable provisions of similar Agreements and Plans of Reorganizations being entered into between Pacific Horizon Funds and Nations Funds Trust and Nations Funds, Inc., at an appropriate time as determined by Pacific Horizon Funds, upon the advice of counsel, Pacific Horizon Funds will be dissolved under the laws of the State of Maryland.

   1.8. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Funds and Pacific Horizon Funds, respectively, which are involved in a Reorganization as of a Closing Date.

2. VALUATION

   2.1.a. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Pacific Horizon Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations Funds and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, except as provided in sub-paragraph 2.1.b., each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Pacific Horizon Funds, provided that such determination shall be subject to the approval of Nations Funds. Pacific Horizon Funds and Nations Funds agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Pacific Horizon Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

   2.1.b. It is understood and agreed that the net asset value of the Fund Assets of those Pacific Horizon Funds that are money market funds shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of Pacific Horizon Funds; provided that if the difference between the per share net asset values of such Acquired Funds, and the corresponding Acquiring Funds equals or exceeds $.0025 on the Applicable Valuation Date, as computed by using market values in accordance with the policies and procedures established by Nations Funds (or as otherwise mutually determined by the Board of Directors of Pacific Horizon Funds and Board of Trustees of Nations Funds), either party shall have the right to postpone the Applicable Valuation Date and Closing Date with respect to the Pacific Horizon Funds until such time as the per share difference is less than $.0025.

   2.2. The net asset value of the share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.

3. CLOSING(S) AND CLOSING DATE

   3.1. Prior to the Closing(s), Nations Funds and Pacific Horizon funds shall execute and file Articles of Transfer, effective as of the Closing(s) with respect to the transactions contemplated hereby with the Department of Assessments and Taxation of the State of Maryland (the "Department of Assessments"). The Closing for the Acquiring Funds and their corresponding Acquired Fund(s), shall occur on May 14, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"). With respect to Nations California Tax-Exempt Reserves (Shell), Nations Asset Allocation Fund (Shell), Nations Capital Income Fund (Shell), Nations California Municipal Bond Fund (Shell), Nations Intermediate Bond Fund (Shell) and Nations Blue Chip Fund (Shell), and the corresponding Acquired Fund, the Closing Date shall occur on May 21, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto. The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

   3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Custodian, pursuant to instruction to be delivered prior to the Closing(s).

   3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
            (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Funds and Pacific Horizon Funds, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

   3.4. With respect to each Acquired Fund, Pacific Horizon Funds shall provide Nations Funds and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Pacific Horizon Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

   3.5. Within twenty (20) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Pacific Horizon Funds.

4. COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

   4.1. Pacific Horizon Funds has called or will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Pacific Horizon Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. Nations Funds and Pacific Horizon Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Nations Funds has furnished or will furnish Pacific Horizon Funds, except for those Acquired Funds which are to be reorganized into a new shell Acquiring Fund, with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy

            Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

   4.2. Pacific Horizon Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

   4.3. Pacific Horizon Funds, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

   4.4. Subject to the provisions hereof, Nations Funds, on its own behalf and on behalf of each Acquiring Fund, and Pacific Horizon Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

   4.5. Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Pacific Horizon Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Pacific Horizon Funds, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Nations Funds, on behalf of each Acquiring Fund, a statement certified by an officer of Pacific Horizon Funds of such Acquired Fund's federal income tax attributes and the tax bases in its assets that will be carried over to the corresponding Acquiring Fund in the Reorganization pursuant to Section 381 of the Code.

   4.6. Nations Funds has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 33-33144; 811-6030), as promptly as practicable so that all Acquiring Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and applicable state securities laws. In addition, Nations Funds, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Pacific Horizon Funds and the prospectuses of the Acquiring Funds of Nations Funds relating to the transactions contemplated by this Agreement (the "Registration Statement"). Pacific Horizon Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

   4.7. As soon after the Closing Date as is reasonably practicable, Pacific Horizon Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

   4.8. With respect to each Acquiring Fund, Nations Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

   4.9. With respect to each Acquired Fund, Pacific Horizon Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, up to the Closing Date.

   4.10. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Pacific Horizon Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date. As soon as practicable after the Closing Date and further subject to Section 1.8 hereof and comparable provisions of similar Agreements and Plans of Reorganization between Pacific Horizon Funds and Nations Fund Trust and Nations Funds, Inc., Pacific Horizon Funds shall file an application pursuant to
            Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company; shall file Articles of Dissolution for recordation with the Department of Assessments, and shall take, in accordance with Maryland General Corporation Law, all other steps necessary and proper to effect its complete dissolution.

   4.11 Nations Fund, on behalf of each Acquiring Fund, shall use its best efforts to satisfy the conditions of the statutory exemption set forth in Section 15(f) of the 1940 Act, as an assumption of the stated expectation of the Pacific Horizon Funds as set forth in the proxy statement of the Pacific Horizon Funds dated May 15, 1998.

5. REPRESENTATIONS AND WARRANTIES

   5.1. Nations Funds, on behalf of itself and each Acquiring Fund, represents and warrants to the Pacific Horizon Funds as follows:

            5.1.a. Nations Funds was duly created pursuant to its Agreement and
                   Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Nations Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds business as currently conducted by Nations Funds and as described in the current prospectuses of Nations Funds; Nations Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

            5.1.b. The Registration Statement, including the current
                   prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Funds for itself and on behalf of each Acquiring Fund does not and will not (i) violate Nations Funds' Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Funds is a party or by which its properties or assets are bound;

            5.1.d. Except as previously disclosed in writing to the Pacific
                   Horizon Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Funds' knowledge, threatened against Nations Funds or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Nations Funds or an Acquiring Fund's financial condition or the conduct of their business, and

                   Nations Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

            5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Funds and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares;

            5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Nations Funds and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

            5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and no shareholder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

            5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Funds with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

            5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the

                   "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Nations Funds, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

            5.1.j. The Statement of Assets and Liabilities, Statement of
                   Operations and Statement of Changes in Net Assets of Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations Municipal Reserves as of and for the period ended March 31, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquired Fund), and the unaudited Statement of Net Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations Municipal Reserves as of and for the six-month period ended October 31, 1998 (copies of which have been or will be furnished to the corresponding Acquired Fund), present fairly, in all material respects, the financial position of Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations Municipal Reserves as of such date and the results of its operations and the changes in its Net Assets for the period then ended in accordance with generally accepted accounting principles consistently applied and as of such date there were no Liabilities of Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations Municipal Reserves known to Nations Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

            5.1.k. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (k), neither a decline in an Acquiring Fund's net asset value per share nor a decrease in an Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

            5.1.l. All federal and other tax returns and reports of Nations
                   Funds and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Funds on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Nations Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

            5.1.m. At the Closing Date, the Acquiring Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets; and

            5.1.n. Each Acquiring Fund intends to qualify as a "regulated investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

   5.2. Pacific Horizon Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Funds as follows:

            5.2.a. Pacific Horizon Funds was duly incorporated under the laws of the State of Maryland for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Maryland, and its Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grants them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds business as currently conducted by Pacific Horizon Funds and as described in the current prospectuses of Pacific Horizon Funds; Pacific Horizon Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

            5.2.b. All of the issued and outstanding shares of common stock of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

            5.2.c. The Acquired Funds are not in violation of, and the execution, delivery and performance of this Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund does not and will not (i) violate Pacific

                   Horizon Funds' Charter or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Pacific Horizon Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

            5.2.d. Except as previously disclosed in writing to Nations Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Pacific Horizon Funds' knowledge, threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect such Acquired Fund's financial condition or the conduct of its business, and Pacific Horizon Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

            5.2.e. The Statement of Assets and Liabilities, Statement of
                   Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended February 28, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquiring
                   Fund) and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Funds as of and for the six-month period ended August 31, 1998 (copies of which have been or will be furnished to the corresponding Acquiring Fund) present fairly, in all material respects, the financial position of each Acquired Fund as of such date and the results of its operations and the changes in its Net Assets for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Pacific Horizon Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

            5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

            5.2.g. All federal and other tax returns and reports of Pacific
                   Horizon Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Pacific Horizon Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Pacific Horizon Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

            5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

            5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Pacific Horizon Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

            5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

            5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Pacific Horizon Funds and the Directors, and this Agreement constitutes a valid and binding obligation of Pacific Horizon Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

            5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Pacific Horizon Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Pacific Horizon Funds or the Acquired Funds, used in connection with the preparation of the Registration
                   Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Pacific Horizon Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

            5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by Pacific Horizon Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Pacific Horizon Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

            The obligations of Pacific Horizon Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Funds, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring Fund:

   6.1. All representations and warranties of Nations Funds with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

   6.2. Nations Funds, on behalf of each Acquiring Fund, shall have delivered to Pacific Horizon Funds at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Nations Funds' President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to Pacific Horizon Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Funds with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

   6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

            6.3.a. Nations Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

            6.3.b. each Acquiring Fund is a portfolio of Nations Funds, which is a company duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Nations Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds' business as described in the current prospectuses of Nations Funds;

            6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Funds and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Funds enforceable against Nations Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

            6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds
                   Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

            6.3.e. the N-1A Post-Effective Amendment and the Registration
                   Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

            6.3.f. except for the filing of Articles of Transfer pursuant to
                   Maryland law no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Funds of the Reorganization with respect to each Acquiring Fund;

            6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Funds, and each Acquiring Fund, do not violate or result in a violation of the Nations Funds Agreement and Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Funds is now bound or to which it is now a party;

            6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Funds or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Funds or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

            6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Funds or an Acquiring Fund or any of their properties or assets and neither Nations Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

   6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

   6.5. With respect to each Acquiring Fund, the Board of Trustees of Nations Funds, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.

   6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Funds, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of Pacific Horizon Funds, covering the actions of such Directors and officers of Pacific Horizon Funds for the period they served as such.

   6.7. NBAI shall have delivered to Pacific Horizons Fund, no later than April 15, 1999, a certificate, in form and substance reasonably satisfactory to Pacific Horizon Funds, to the effect that NBAI believes that, as of such date, The Bank of New York ("BONY") is capable of satisfactorily providing accounting services for the Acquired Funds and Acquiring Funds, on a combined basis, following the Reorganization ("Accounting Services"). Such certificate shall be based on a certificate from BONY to NBAI to the effect that BONY is capable of satisfactorily providing the Accounting Services.

   6.8. Stephens Inc., the principal underwriter for the Nations Funds, no later than the Closing Date, shall have received an exemptive order under Section 9(c) of the 1940 Act, authorizing such company to serve as the principal underwriter for the Nations Funds, or otherwise shall be authorized to serve in such capacity.


7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

            The obligations of Nations Funds to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Pacific Horizon Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

   7.1. All representations and warranties of Pacific Horizon Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

   7.2. Pacific Horizon Funds, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Pacific Horizon Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Pacific Horizon Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

   7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to Pacific Horizon Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

            7.3.a. Pacific Horizon Funds is a duly registered, open-end investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

            7.3.b. each Acquired Fund is a portfolio of Pacific Horizon Funds,
                   Pacific Horizon Funds is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland, and the Charter and the laws of the State of Maryland provide that the affairs of Pacific Horizon Funds shall be managed under the direction of the Directors and grants them all powers necessary or desirable to carry out such responsibility, including administering Pacific Horizon Funds' business as described in the current prospectuses of Pacific Horizon Funds;

            7.3.c. this Agreement has been duly authorized, executed and delivered by Pacific Horizon Funds, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of Pacific

                   Horizon Funds, enforceable against Pacific Horizon Funds in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

            7.3.d. no consent, approval, authorization, filing or order of any governmental authority or to such counsel's knowledge, order of any court of the United States or any state is required for the consummation of the Reorganization by Pacific Horizon Funds with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

            7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Pacific Horizon Funds, and each Acquired Fund, do not violate or result in a violation of the Pacific Horizon Funds' Charter or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Pacific Horizon Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Pacific Horizon Funds is now bound or to which it is now a party;

            7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Pacific Horizon Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Pacific Horizon Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

            7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Pacific Horizon Funds or an Acquired Fund or any of their properties or assets and neither Pacific Horizon Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

   7.4. Nations Funds, on behalf of each Acquiring Fund, shall have received from PricewaterhouseCoopers LLP a letter addressed to Nations Funds, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Funds, to the effect that:

            7.4.a. they are independent accountants with respect to Pacific
                   Horizon Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

            7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

            7.4.c. on the basis of limited procedures agreed upon by Nations
                   Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III -- Capitalization (as of September 30, 1998) in the Combined Proxy Statement/Prospectus; (c) "Comparison of Pacific Horizon and Nations--Investment Advisory Services" in the Combined Proxy Statement/ Prospectus; (d) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus; and (e) the pro forma financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquired Funds or with written estimates provided by officers of Pacific Horizon Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

   7.5. Pacific Horizon Funds shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the year ended February 28, 1999, audited by PricewaterhouseCoopers LLP.

   7.6. With respect to each Acquired Fund, the Board of Directors of Pacific Horizon Funds, including a majority of "non-interested" Directors, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing investors in each Acquired Fund would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

            The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired
Fund:

   8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of common stock of Pacific Horizon Funds and of each Acquired Fund, consistent with the provisions of the laws of the State of Maryland, Pacific Horizon Funds' Charter and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund. Approval of this Agreement by the requisite vote of the holders of the outstanding shares of common stock in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of Pacific Horizon Funds with the Nations Family of Funds and the dissolution of Pacific Horizon Funds, subject to the approval under Maryland law and the Charter of Pacific Horizon Funds by the requisite vote of the holders of the outstanding shares of common stock of Pacific Horizon Funds.

   8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

   8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Nations Funds, on behalf of the Acquiring Funds or by Pacific Horizon Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

   8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

   8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund that has conducted material investment operations prior to the Closing Date shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

   8.6. Nations Funds, on behalf of each Acquiring Fund, and Pacific Horizon Funds, on behalf of each Acquired Fund, shall have received from PricewaterhouseCoopers LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Funds and to Pacific Horizon Funds, to the effect that on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards), the data with respect to the acquiring funds used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II -- Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III -- Capitalization (as of September 30, 1998) in the Combined Proxy Statement/Prospectus; (c) "Comparison of Pacific Horizon and Nations --Investment Advisory Services" in the Combined Proxy Statement/Prospectus; and (d) "Appendix II -- Expense Summaries of Pacific Horizon Funds and the Corresponding Nations Funds" in Combined Proxy Statement/Prospectus; and (e) the pro forma financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquiring Funds or with written estimates provided by officers of Nations Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

   8.7. Nations Funds and Pacific Horizon Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Funds and Pacific Horizon Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

            8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization.

            8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

            8.7.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

            8.7.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

            8.7.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

            8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

            8.7.g. no gain or loss will be recognized by the shareholders of an
                   Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

            8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

            8.7.i. the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

            8.7.j. each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

            In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Funds and Pacific Horizon Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.

   8.8. Nations Funds and Pacific Horizon Funds shall have received (a) a memorandum addressed to Nations Funds and the Pacific Horizon Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Funds pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws, and (b) assurance reasonably satisfactory to each of them that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

   8.9.     The SEC shall not have issued any unfavorable advisory report under
            Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

   8.10. Pacific Horizon Funds' agreements with each of its service contractors have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

9. FINDER'S FEES AND EXPENSES

   9.1. Nations Funds, for itself and on behalf of the Acquiring Funds and Pacific Horizon Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2. NationsBanc Advisors, Inc. shall bear, or shall cause one of its affiliates to bear, the customary expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   10.1. This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

   10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.   TERMINATION

   11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

            11.1.a. by the mutual written consent of Nations Funds and Pacific
                   Horizon Funds;

            11.1.b. by either Nations Funds or Pacific Horizon Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1999, or such other date as may be agreed to by the parties; or

            11.1.c. by either of Nations Funds or the Pacific Horizon Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date,
                   (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            11.2. Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Funds and Pacific Horizon Funds, as the case may be, and there shall be no liability for damages on the part of Nations Funds or Pacific Horizon Funds or the Trustees or officers of Nations Funds or Directors or officers of Pacific Horizon Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve NationsBanc Advisors, Inc. of its obligations pursuant to Section 9.2 hereof.

12.   AMENDMENTS

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Funds, acting on behalf of each Acquiring Fund and the authorized officers of Pacific Horizon Funds, acting on behalf of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund obtaining the Pacific Horizon Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

            At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Pacific Horizon Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Trustees or Directors of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).

13.   NOTICES

            Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

            For Nations Funds, on behalf of itself and each Acquiring Fund:

                  Richard H. Blank, Jr.
                  Secretary
                  c/o Stephens Inc.
                  111 Center Street
                  Little Rock, Arkansas  72201

                  With copies to:

                  Robert M. Kurucza and
                  Marco E. Adelfio
                  Morrison & Foerster LLP
                  2000 Pennsylvania Avenue, N.W., Suite 5500
                  Washington, D.C.  20006

            For Pacific Horizon Funds, on behalf of itself and each Acquired
Fund:

                  c/o W. Bruce McConnel, III
                  Secretary
                  Drinker Biddle & Reath LLP
                  1345 Chestnut Street
                  Philadelphia, PA  19107-3496

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

   14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

   14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws principles otherwise applicable therein.

   14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5. It is expressly agreed that the obligations of Nations Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Nations Funds personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds, as provided in its Agreement and Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Nations Funds as provided in its Agreement and Declaration of Trust.

   14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

   14.7. The names "Pacific Horizon Funds" and "Directors of Pacific Horizon Funds" refer respectively to the corporation created and the Directors, as directors but not individually or personally, acting from time to time under Pacific Horizon Funds' Charter, which is hereby referred to and a copy of which is on file at the Department of Assessments and at the principal office of the Corporation. The obligations of "Pacific Horizon Funds" entered into in the name or on behalf thereof by any of the Directors, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Directors, shareholders, or representatives of the Corporation personally, but bind only the corporate property, and all persons dealing with any class of shares of the Corporation must look solely to the corporate property belonging to such class for the enforcement of any claims against the Corporation.

   14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.


                                         NATIONS INSTITUTIONAL RESERVES, for
                                         itself and on behalf of each
ATTEST:                                  Acquiring Fund


                                         By:
---------------------------------            ---------------------------------
Richard H. Blank, Jr.                        A. Max Walker
Secretary                                    President and Chairman of the
                                             Board of Trustees

                                         PACIFIC HORIZON FUNDS, for itself and
ATTEST:                                  on behalf of each Acquired Fund

                                         By:
---------------------------------            ---------------------------------
W. Bruce McConnel, III                       Dr. Cornelius J. Pings
Secretary                                    President and Chairman of the
                                             Board of Directors

                                         NATIONSBANC ADVISORS, INC., hereby
                                         joins in this Agreement with respect
                                         to, and agrees to be bound by Section
ATTEST:                                  9.2 and 11.2 hereof

                                         By:
---------------------------------            ---------------------------------

                                    SCHEDULE A


Acquired Fund                                                             Acquiring Fund
-------------                                                             --------------

Pacific Horizon Prime Fund                                                      Nations Cash Reserves
   Class S Shares (Class B-Special Series 3)                                        Daily Class Shares
   Class X Shares (Class B-Special Series 4)                                        Daily Class Shares
   Class Y Shares (Class B-Special Series 5)                                        Sweep Class Shares
   Horizon Service Class Shares (Class B-Special Series 1)                          Advisor Class Shares
   Horizon Class Shares (Class B-Special Series 2)                                  Capital Class Shares
   Pacific Horizon Class Shares (Class B)                                           Investor Class Shares

Pacific Horizon Government Fund                                                 Nations Government Reserves
   Horizon Service Class Shares (Class L-Special                                    Advisor Class Shares
   Series 1)                                                                        Capital Class Shares
   Horizon Class Shares (Class L-Special Series 2)                                  Investor Class Shares
   Pacific Horizon Class Shares (Class L)

Pacific Horizon Treasury Fund                                                   Nations Treasury Reserves
   Class S Shares (Class A-Special Series 3)                                        Daily Class Shares
   Class X Shares (Class A-Special Series 4)                                        Daily Class Shares
   Class Y Shares (Class A-Special Series 5)                                        Sweep Class Shares
   Horizon Service Class Shares (Class A-Special                                    Advisor Class Shares
   Series 1)                                                                        Capital Class Shares
   Horizon Class Shares (Class A-Special Series 2)                                  Investor Class Shares
   Pacific Horizon Class Shares (Class A)

Pacific Horizon Treasury Only Fund                                              Nations Government Reserves
   Horizon Service Class Shares (Class K-Special                                    Advisor Class Shares
   Series 1)                                                                        Capital Class Shares
   Horizon Class Shares (Class K-Special Series 2)                                  Investor Class Shares
   Pacific Horizon Class Shares (Class K)

Pacific Horizon California Tax-Exempt Money Market Fund                         Nations California Tax-Exempt Reserves (Shell)
   Class S Shares (Class J-Special Series 3)                                        Daily Class Shares
   Class X Shares (Class J-Special Series 4)                                        Daily Class Shares
   Horizon Service Class Shares (Class J-Special                                    Advisor Class Shares
   Series 1)                                                                        Capital Class Shares
   Horizon Class Shares (Class J-Special Series 1)                                  Investor Class Shares
   Pacific Horizon Class Shares (Class J)


Pacific Horizon Tax Exempt Money Fund                                           Nations Municipal Reserves
   Class S Shares (Class I-Special Series 3)                                        Daily Class Shares
   Horizon Service Class Shares (Class I-Special                                    Advisor Class Shares
   Series 1)                                                                        Capital Class Shares
   Horizon Class Shares (Class I-Special Series 2)                                  Investor Class Shares
   Pacific Horizon Class Shares (Class I)

Asset Allocation Fund ($256 million)                                            Nations Asset Allocation Fund (Shell)
   Share Class A (Class O)                                                          Investor A
   Share Class B (Class O-Special Series 3)                                         Investor B
   Share Class K ($1 mm) (Class O-Special Series 5)                                 Investor C
   Share Class Seafirst ($187 mm) (Class O-Special                                  Seafirst Class**
   Series 7)

Capital Income Fund ($349 mm)                                                   Nations Capital Income Fund (Shell)
   Share Class A (Class F)                                                          Investor A
   Share Class B (Class F-Special Series 3) Share Class K ($3 mm) (Class            Investor B
   F-Special Series 5)                                                              Investor C

California Municipal Bond Fund ($235 mm)                                        Nations California Municipal Bond Fund (Shell)
   Share Class A (Class G)                                                          Investor A
   Share Class B (Class G-Special Series 3)                                         Investor B

Intermediate Bond Fund (feeder) ($82 mm)                                        Nations Intermediate Bond Fund (Feeder Shell)
   Share Class A (Class M)                                                          Investor A
   Share Class K ($462 k) (Class M-Special Series 5)                                Investor C
   Share Class Seafirst ($35 mm) (Class M-Special                                   Seafirst Class**
   Series 7)

Blue Chip Fund (feeder) ($680 mm)                                               Nations Blue Chip Fund (Feeder Shell)
   Share Class A (Class N)                                                          Investor A
   Share Class B (Class N-Special Series 3)                                         Investor B
   Share Class K ($7.6 mm) (Class N-Special Series 5)                               Investor C
   Share Class Seafirst ($337 mm) (Class N-Special                                  Seafirst Class**
   Series 7)

                                  APPENDIX I(B)


                                FORM OF AGREEMENT
                                       AND
                              PLAN OF REORGANIZATION


            THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this _____ day of _______, 1999, by and between Nations Master Investment Trust ("NMIT"), a Delaware business trust, for itself and on behalf of Nations Blue Chip Master Portfolio and Nations Intermediate Bond Master Portfolio (each an "Acquiring Fund" and collectively the "Acquiring Funds"), each a master portfolio of NMIT, and Master Investment Trust, Series I ("MIT"), a Delaware business trust, for itself and on behalf of the Blue Chip Master Portfolio and Intermediate Bond Master Portfolio (each an "Acquired Fund" and collectively the "Acquired Funds"), each a portfolio of MIT.

            In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of beneficial interest of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its interest holders in liquidation of each Acquired Fund. The parties intend that each Reorganization (as defined herein) qualify as a partnership within the meaning of Section [ ] of the Internal Revenue Code of 1986, as amended (the "Code").

            In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUNDS

         1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2.a (the "Fund Assets") to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of beneficial interest calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities (as defined in paragraph 1.3). Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the interest holders of the respective share classes of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

         1.2. With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

         1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Fund, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of MIT to indemnify MIT's current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and MIT's Charter, as in effect as of the date of this Agreement and any obligations of MIT to pay any retirement benefits to current and former Trustees pursuant to MIT's retirement plan ("Liabilities"). Without limiting the foregoing, each Acquired Fund agrees that all rights to indemnification and retirement benefits and all limitations of liability existing in favor of MIT's current and former Directors and officers, acting in their capacities as such, under MIT's Charter as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against NMIT, its successors or assigns. The Liabilities assumed by NMIT, its successors or assigns, on behalf of an Acquiring Fund shall be separate Liabilities of such Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

         1.4. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of beneficial interest of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its interest holders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares issued by the corresponding Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of MIT, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund and to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of beneficial interest of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with
                  Section 1.1.

         1.5. If a request shall be made for a change of the registration of shares of an Acquiring Fund to another person from the account of the interest holder in which name the shares are registered in the records of the corresponding Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

         1.6. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, MIT shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of MIT shall remain the exclusive responsibility of MIT up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9. Subject to the provisions of
                  Section 1.8, at an appropriate time as determined by MIT, upon the advice of counsel, MIT will be dissolved under the laws of the State of Delaware.

         1.7. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of NMIT and MIT, respectively, which are involved in a Reorganization as of a Closing Date.

2. VALUATION

         2.1.a. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by MIT and shall be subject to adjustment by the amount, if any, agreed to by NMIT and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, except as provided in sub-paragraph 2.1.b., each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Funds as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by MIT, provided that such determination shall be subject to the approval of NMIT. MIT and NMIT agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of MIT and those determined in accordance with the pricing policies and procedures of the Acquiring Funds prior to the Applicable Valuation Date.

         2.2. The net asset value of a share of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current registration statement.

3. CLOSING(S) AND CLOSING DATE

         3.1. The Closing for the Acquiring Funds and their corresponding Acquired Fund(s), shall occur on May 14, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (a "Closing Date"), but in any case, after the closing of the reorganization of the Pacific Horizon Intermediate Bond Fund and the Nations Intermediate Bond Fund and the closing of the reorganization of the Pacific Horizon Blue Chip Fund and the Nations Blue Chip Fund. The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:01 p.m. Eastern time on the Closing Date unless otherwise provided.

         3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Funds' Custodian, pursuant to instruction to be delivered prior to the Closing(s).

         3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of NMIT and MIT, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

         3.4. With respect to each Acquired Fund, MIT shall provide NMIT and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of MIT, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

         3.5. Within twenty (20) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of MIT.

4. COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

         4.1. MIT has called or will call a meeting of the Acquired Fund interest holders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for MIT to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. NMIT and MIT will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that NMIT has furnished or will furnish MIT, with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the class of shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

         4.2. MIT, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its interest holders in accordance with the terms of this Agreement.

         4.3. MIT, on behalf of each Acquired Fund, will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

         4.4. Subject to the provisions hereof, NMIT, on its own behalf and on behalf of each Acquiring Fund, and MIT, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.5. MIT, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of MIT as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, MIT, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to NMIT, on behalf of each Acquiring Fund, a statement certified by an officer of MIT of such Acquired Fund's federal income tax attributes and the tax bases in its assets that will be carried over to the corresponding Acquiring Fund in the Reorganization pursuant to [ ] of the Code.

         4.6. NMIT has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. [ ]), as promptly as practicable so that all Acquiring Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and applicable state securities laws. In addition, NMIT, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of MIT and the prospectuses of the Acquiring Funds of NMIT relating to the transactions contemplated by this Agreement (the "Registration Statement"). MIT, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

         4.7. As soon after the Closing Date as is reasonably practicable, MIT, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

         4.8. With respect to each Acquiring Fund, NMIT agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a partnership under the Code, for at least one (1) year following the Closing Date.

         4.9. With respect to each Acquired Fund, MIT agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a partnership under the Code, up to the Closing Date.

         4.10. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, MIT will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date. As soon as practicable after the Closing Date and further subject to
                  Section 1.8 hereof and comparable provisions of similar Agreements and Plans of Reorganization between MIT and Nations Institutional Reserves and NMIT, Inc., MIT shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company; shall file Articles of Dissolution for recordation with the Department of Assessments, and shall take, in accordance with Delaware General Corporation Law, all other steps necessary and proper to effect its complete dissolution.

5. REPRESENTATIONS AND WARRANTIES

         5.1. NMIT, on behalf of itself and each Acquiring Fund, represents and warrants to the MIT as follows:

         5.1.a. NMIT was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of NMIT and grants them all powers necessary or desirable to carry out such responsibility, including administering NMIT business as currently conducted by NMIT and as described in the current prospectuses of NMIT; NMIT is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

         5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

         5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by NMIT for itself and on behalf of each Acquiring Fund does not and will not (i) violate NMIT's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which NMIT is a party or by which its properties or assets are bound;

         5.1.d. Except as previously disclosed in writing to the MIT, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to NMIT's knowledge, threatened against NMIT or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect NMIT or an Acquiring Fund's financial condition or the conduct of their business, and NMIT knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

         5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of each Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by NMIT and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares;

         5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of NMIT and the Trustees, and this Agreement constitutes a valid and binding obligation of NMIT and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

         5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and no interest holder of an Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

         5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund interest holders and on the Closing Date, any written information furnished by NMIT with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

         5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by NMIT, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by NMIT, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

         5.1.j. All federal and other tax returns and reports of NMIT and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by NMIT on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of NMIT's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

         5.1.k. At the Closing Date, the Acquiring Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets; and

         5.1.l. Each Acquiring Fund intends to qualify as a partnership investment company" under the Code, and each Acquiring Fund that has conducted material investment operations prior to the Closing Date has elected to qualify and has qualified as a partnership under the Code, as of and since its first taxable year; has been a partnership under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a partnership under the Code for its current taxable year.

5.2. MIT, on behalf of itself and each Acquired Fund, represents and warrants to NMIT as follows:

         5.2.a. MIT was duly incorporated under the laws of the State of Delaware for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware, and its Charter and the laws of the State of Delaware provide that the affairs of MIT shall be managed under the direction of the Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering MIT business as currently conducted by MIT and as described in the current prospectuses of MIT; MIT is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

         5.2.b. All of the issued and outstanding shares of common stock of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

         5.2.c. The Acquired Funds are not in violation of, and the execution, delivery and performance of this Agreement by MIT for itself and on behalf of each Acquired Fund does not and will not (i) violate MIT's Charter or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which MIT is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Funds;

         5.2.d. Except as previously disclosed in writing to NMIT, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MIT's knowledge, threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect such Acquired Fund's financial condition or the conduct of its business, and MIT knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

         5.2.e. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended [ ], 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the corresponding Acquiring Fund) and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Funds as of and for the six-month period ended [ ], 1998 (copies of which have been or will be furnished to the corresponding Acquiring Fund) present fairly, in all material respects, the financial position of each Acquired Fund as of such date and the results of its operations and the changes in its Net Assets for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to MIT that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

         5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

         5.2.g. All federal and other tax returns and reports of MIT and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by MIT on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of MIT's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

         5.2.h. [Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;]

         5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by MIT, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

         5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein and the filing of Articles of Transfer pursuant to the laws of the State of Delaware, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

         5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of MIT and the Directors, and this Agreement constitutes a valid and binding obligation of MIT and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

         5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the MIT interest holders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by MIT or the Acquired Funds, used in connection with the preparation of the Registration
                  Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by MIT, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

         5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by MIT, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by MIT for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder and the filing of Articles of Transfer pursuant to Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the interest holders of the Acquired Funds as described in paragraph 8.1.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

            The obligations of MIT to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by NMIT, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring Fund:

6.1. All representations and warranties of NMIT with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2. NMIT, on behalf of each Acquiring Fund, shall have delivered to MIT at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by NMIT's President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to MIT and dated as of the Closing Date, to the effect that the representations and warranties of NMIT with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to NMIT (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

         6.3.a. NMIT is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

         6.3.b. each Acquiring Fund is a portfolio of NMIT, which is a company duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the State of Delaware and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of NMIT and grants them all powers necessary or desirable to carry out such responsibility, including administering NMIT's business as described in the current prospectuses of NMIT;

         6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of NMIT and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of NMIT enforceable against NMIT in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

         6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no interest holder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

         6.3.e. the N-1A Post-Effective Amendment and the Registration Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

         6.3.f. except for the filing of Articles of Transfer pursuant to Delaware law no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by NMIT of the Reorganization with respect to each Acquiring Fund;

         6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by NMIT, and each Acquiring Fund, do not violate or result in a violation of the NMIT Agreement and Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which NMIT is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which NMIT is now bound or to which it is now a party;

         6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving NMIT or the Acquiring Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to NMIT or the Acquiring Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

         6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against NMIT or an Acquiring Fund or any of their properties or assets and neither NMIT nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

6.5. With respect to each Acquiring Fund, the Board of Trustees of NMIT, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing interest holders of each Acquiring Fund would not be diluted as a result of the Reorganization.

6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, NMIT, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of MIT, covering the actions of such Directors and officers of MIT for the period they served as such.

6.7. NBAI shall have delivered to Pacific Horizons Fund, no later than April 15, 1999, a certificate, in form and substance reasonably satisfactory to MIT, to the effect that NBAI believes that, as of such date, The Bank of New York ("BONY") is capable of satisfactorily providing accounting services for the Acquired Funds and Acquiring Funds, on a combined basis, following the Reorganization ("Accounting Services"). Such certificate shall be based on a certificate from BONY to NBAI to the effect that BONY is capable of satisfactorily providing the Accounting Services.

6.8. Stephens Inc., the principal underwriter for the NMIT, no later than the Closing Date, shall have received an exemptive order under Section 9(c) of the 1940 Act, authorizing such company to serve as the principal underwriter for the NMIT, or otherwise shall be authorized to serve in such capacity.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

            The obligations of NMIT to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by MIT of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of MIT with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2. MIT, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by MIT's President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of MIT with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion of Drinker Biddle & Reath LLP, counsel to MIT (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

         7.3.a. MIT is a duly registered, open-end investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

         7.3.b. each Acquired Fund is a portfolio of MIT, MIT is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Delaware, and the Charter and the laws of the State of Delaware provide that the affairs of MIT shall be managed under the direction of the Directors and grants them all powers necessary or desirable to carry out such responsibility, including administering MIT's business as described in the current prospectuses of MIT;

         7.3.c. this Agreement has been duly authorized, executed and delivered by MIT, for itself and on behalf of the Acquired Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of MIT, enforceable against MIT in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

         7.3.d. no consent, approval, authorization, filing or order of any governmental authority or to such counsel's knowledge, order of any court of the United States or any state is required for the consummation of the Reorganization by MIT with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

         7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by MIT, and each Acquired Fund, do not violate or result in a violation of the MIT's Charter or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which MIT is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which MIT is now bound or to which it is now a party;

         7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving MIT or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to MIT or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

         7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against MIT or an Acquired Fund or any of their properties or assets and neither MIT nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

7.4. MIT shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the year ended February 28, 1999, audited by PricewaterhouseCoopers LLP.

7.5. With respect to each Acquired Fund, the Board of Directors of MIT, including a majority of "non-interested" Directors, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing investors in each Acquired Fund would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

            The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired
Fund:

8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of common stock of MIT and of each Acquired Fund, consistent with the provisions of the laws of the State of Delaware, MIT's Charter and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund. Approval of this Agreement by the requisite vote of the holders of the outstanding shares of common stock in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of MIT with the Nations Family of Funds and the dissolution of MIT, subject to the approval under Delaware law and the Charter of MIT by the requisite vote of the holders of the outstanding shares of common stock of MIT.

8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by NMIT, on behalf of the Acquiring Funds or by MIT, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund that has conducted material investment operations prior to the Closing Date shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's interest holders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

8.6. NMIT and MIT shall have received an opinion of Morrison & Foerster LLP addressed to both NMIT and MIT in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

         8.6.a. [ ] each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization;

         8.6.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares;

         8.6.c. no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

         8.6.d. the basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

         8.6.e. the holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

         8.6.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its interest holders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

         8.6.g. no gain or loss will be recognized by the interest holders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such interest holders' shares of the Acquired Fund;

         8.6.h. the basis of the Acquiring Fund Shares received by the interest holders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such interest holders pursuant to the Reorganization;

         8.6.i. the holding period for the Acquiring Fund Shares received by the Acquired Fund interest holders will include the period during which such interest holders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund interest holders on the date of the exchange; and

         8.6.j. [ ] each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

            In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of NMIT and MIT, their affiliates, and principal interest holders. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.

8.7. NMIT and MIT shall have received (a) a memorandum addressed to NMIT and the MIT, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by NMIT pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws, and (b) assurance reasonably satisfactory to each of them that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

8.8.     The SEC shall not have issued any unfavorable advisory report under
         Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.9. MIT's agreements with each of its service contractors have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

9. FINDER'S FEES AND EXPENSES

      9.1. NMIT, for itself and on behalf of the Acquiring Funds and MIT, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. NationsBanc Advisors, Inc. shall bear, or shall cause one of its affiliates to bear, the customary expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.   TERMINATION

      11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

            11.1.a. by the mutual written consent of NMIT and MIT;

            11.1.b. by either NMIT or MIT by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1999, or such other date as may be agreed to by the parties; or

            11.1.c. by either of NMIT or the MIT, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date,
                    (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2. Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to NMIT and MIT, as the case may be, and there shall be no liability for damages on the part of NMIT or MIT or the Trustees or officers of NMIT or Directors or officers of MIT, on account of termination pursuant to paragraphs 11.1(a) or
            (b), except as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve NationsBanc Advisors, Inc. of its obligations pursuant to Section
            9.2 hereof.

12.   AMENDMENTS

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of NMIT, acting on behalf of each Acquiring Fund and the authorized officers of MIT, acting on behalf of each Acquired Fund; provided, however, that following the meeting of the interest holders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund obtaining the Pacific Horizon Fund(s)' interest holders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

            At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the interest holders of MIT either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Trustees or Directors of the waiving party, or any appropriate officer of either party, with or without the approval of such party's interest holders).

13.   NOTICES

            Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

            For NMIT, on behalf of itself and each Acquiring Fund:
                  Richard H. Blank, Jr.
                  Secretary
                  c/o Stephens Inc.
                  111 Center Street
                  Little Rock, Arkansas  72201

                  With copies to:

                  Robert M. Kurucza and
                  Marco E. Adelfio
                  Morrison & Foerster LLP
                  2000 Pennsylvania Avenue, N.W., Suite 5500
                  Washington, D.C.  20006

            For MIT, on behalf of itself and each Acquired Fund:

                  c/o W. Bruce McConnel, III
                  Secretary
                  Drinker Biddle & Reath LLP
                  1345 Chestnut Street
                  Philadelphia, PA  19107-3496

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws principles otherwise applicable therein.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of NMIT hereunder shall not be binding upon any of the Trustees, interest holders, nominees, officers, agents, or employees of NMIT personally, but shall bind only the assets and the property of the respective Acquiring Fund of NMIT, as provided in its Agreement and Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of NMIT as provided in its Agreement and Declaration of Trust.

      14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

      14.7. The names "MIT" and "Directors of MIT" refer respectively to the corporation created and the Directors, as directors but not individually or personally, acting from time to time under MIT's Charter, which is hereby referred to and a copy of which is on file at the Department of Assessments and at the principal office of the Corporation. The obligations of "MIT" entered into in the name or on behalf thereof by any of the Directors, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Directors, interest holders, or representatives of the Corporation personally, but bind only the corporate property, and all persons dealing with any class of shares of the Corporation must look solely to the corporate property belonging to such class for the enforcement of any claims against the Corporation.

      14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.

                                         NATIONS MASTER INVESTMENT TRUST, for
ATTEST:                                  itself and on behalf of each
                                         Acquiring Fund

______________________________           By: _____________________________
Richard H. Blank, Jr.                        A. Max Walker
Secretary                                    President and Chairman of the
                                             Board of Trustees


                                         MASTER INVESTMENT TRUST, SERIES I.,
ATTEST:                                  for itself and on behalf of each
                                         Acquired Fund



_____________________________            By:  _____________________________
W. Bruce McConnel, III                       Dr. Cornelius J. Pings
Secretary                                    President and Chairman of the
                                             Board of Directors


                                         NATIONSBANC ADVISORS, INC., hereby
ATTEST:                                  joins in this Agreement with respect
                                         to, and agrees to be bound by Section
                                         9.2 and 11.2 hereof



_____________________________            By:  _____________________________

                                    SCHEDULE A


Acquired Fund                    Acquiring Fund
-------------------------------- -----------------------------------------------

Investment Grade Bond Portfolio        Nations Intermediate Bond Portfolio
-------------------------------- -----------------------------------------------

Blue Chip Master Portfolio             Nations Blue Chip Master Portfolio
-------------------------------- -----------------------------------------------

                                   APPENDIX II

                 Expense Summaries of the Pacific Horizon Funds
                         and Corresponding Nations Funds

                 -----------------------------------------------


      The following tables (a) compare the fees and expenses as of September 30, 1998, for the respective Pacific Horizon Funds and their corresponding Nations Funds and (b) show the estimated fees and expenses for the corresponding Nations Funds on a pro forma basis after giving effect to the reorganization. The Nations Funds' management fees as of September 30, 1998, have been adjusted to reflect a Board-approved reduction in the contractual fee rates under the management contracts. The contractual management fees shown become effective upon consummation of the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

      Nations Asset Allocation Fund, Nations Blue Chip Fund, Nations California Municipal Bond Fund, Nations California Tax-Exempt Reserves, Nations Capital Income Fund and Nations Intermediate Bond Fund are new investment portfolios with nominal assets and liabilities that will commence investment operations upon the completion of the Reorganization.

                 PACIFIC HORIZON ASSET ALLOCATION FUND-A SHARES

                 NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES


                                                     Pacific     Nations
                                                     Horizon      Asset
                                                      Asset    Allocation
                                                   Allocation     Fund
                                                      Fund      Pro Forma
                                                      ----      ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on Purchases ....      5.75%       5.75%
   Maximum Sales Load Imposed on
      Reinvested Dividends ....................       None        None
   Maximum Deferred Sales Load (as a percentage
      of redemption proceeds)1 ................      1.00%       1.00%
   Redemption Fees ............................       None        None
   Exchange Fee ...............................       None        None

Annual Fund Operating Expenses:
   (as a percentage of average net assets)
   Management Fees ............................      0.40%       0.65%
   12b-1/Shareholder Servicing Fees ...........      0.25%       0.25
   Other Expenses (after waivers)2 ............      0.32%       0.30%
                                                     ----        ----

Total Fund Operating Expenses (after waivers):3      0.97%       1.20%
                                                     ====        ====
--------------------

    1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase.

    2 Other Expenses (absent waivers) would be 0.32% for the Nations Asset
      Allocation Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.22% for the
      Nations Asset Allocation Fund.


Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon       Asset
                                           Asset     Allocation
                                        Allocation      Fund
                                           Fund       Pro Forma
                                           ----       ---------
1 year ............................        $ 67         $69
3 years ...........................          87          93
5 years ...........................         108         120
10 years ..........................         170         195

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     PACIFIC HORIZON ASSET ALLOCATION FUND-B SHARES

                    NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES

                                                     Pacific         Nations
                                                     Horizon          Asset
                                                      Asset        Allocation
                                                   Allocation         Fund
                                                      Fund          Pro Forma
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on Purchases ...         None            None
   Maximum Sales Load Imposed on
       Reinvested Dividends ..................         None            None
   Maximum Deferred Sales Load(as a percentage
       of redemption proceeds)1 ..............         5.00%           5.00%
   Redemption Fees ...........................         None            None
   Exchange Fee ..............................         None            None

Annual Fund Operating Expenses:
   (as a percentage of average net assets)
   Management Fees ...........................         0.40%           0.65%
   12b-1/Shareholder Servicing Fees ..........         1.00%           1.00%
   Other Expenses (after waivers)2 ...........         0.32%           0.30%
                                                       ----            ----

Total Fund Operating Expenses (after waivers):8        1.72%           1.95%
                                                       ====            ====

--------------------

    1 Investor B Shares purchased prior to January 1, 1996 or after July 31,
      1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule in the prospectus. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter.

    2 Other Expenses (absent waivers) would be 0.32% for the Nations Asset
      Allocation Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.97% for the
      Nations Asset Allocation Fund.


Example:4

   You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                         Pacific     Nations Asset
                                         Horizon       Allocation
                                    Asset Allocation      Fund
                                           Fund        Pro Forma
                                           ----        ---------

1 year ............................         $67           $70
3 years ...........................          84            91
5 years ...........................         113           125
10 years ..........................         203           208

   You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:

                                     Pacific Horizon     Nations Asset
                                     Asset Allocation   Allocation Fund
                                           Fund            Pro Forma

1 year ............................         $17               $20
3 years ...........................          54                61
5 years ...........................          93               105
10 years ..........................         203               208

--------------------

4 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     PACIFIC HORIZON ASSET ALLOCATION FUND-K SHARES

                 NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES


                                                           Pacific      Nations
                                                           Horizon       Asset
                                                            Asset     Allocation
                                                         Allocation      Fund
                                                            Fund       Pro Forma
                                                            ----       ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on Purchases ...........      None         None
   Maximum Sales Load Imposed on
      Reinvested Dividends............................      None         None
   Maximum Deferred Sales Load (as a percentage
       of redemption proceeds) .......................      None        1.00%
   Redemption Fees ...................................      None         None
   Exchange Fee ......................................      None         None

Annual Fund Operating Expenses:
   (as a percentage of average net assets)
   Management Fees ...................................      0.40%        0.65%
   12b-1/Shareholder Servicing Fees
      (after waivers)1................................      0.75%        1.00%
   Other Expenses (after waivers)2....................      0.32%        0.30%
                                                            ----         ----

Total Fund Operating Expenses (after waivers):3.......      1.47%        1.95%
                                                            ====         ====
--------------------


    1 Distribution and Shareholder Servicing Fees (absent waivers) would be
      1.00% for the Pacific Horizon Asset Allocation Fund.

    2 Other Expenses (absent waivers) would be 0.32% for the Nations Asset
      Allocation Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.72% for the
      Pacific Horizon Asset Allocation Fund an 1.97% for the Nations Asset Allocation Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                          Pacific      Nations
                                          Horizon       Asset
                                           Asset     Allocation
                                        Allocation      Fund
                                           Fund       Pro Forma
1 year ............................       $  15       $  30
3 years ...........................          46          61
5 years ...........................          80         105
10 years ..........................         176         228

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2 no redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon       Asset
                                           Asset     Allocation
                                        Allocation      Fund
                                           Fund       Pro Forma
1 year ............................       $  15       $  20
3 years ...........................          46          61
5 years ...........................          80         105
10 years ..........................         176         228

--------------------

4 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                 PACIFIC HORIZON ASSET ALLOCATION FUND-SRF SHARES

                  NATIONS ASSET ALLOCATION FUND-SEAFIRST SHARES



                                                        Pacific      Nations
                                                        Horizon       Asset
                                                         Asset     Allocation
                                                      Allocation      Fund
                                                         Fund       Pro Forma
                                                         ----       ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on Purchases .........      None         None
   Maximum Sales Load Imposed on
      Reinvested Dividends..........................      None         None
   Maximum Deferred Sales Load (as a percentage
      of redemption proceeds) ......................      None         None
   Redemption Fees .................................      None         None
   Exchange Fee ....................................      None         None

Annual Fund Operating Expenses:
   (as a percentage of average net assets)
   Management Fees .................................      0.40%        0.65%
   12b-1/Shareholder Servicing Fees
      (after waivers)1..............................      0.23%        0.00%
   Other Expenses (after waivers)2..................      0.32%        0.30%
                                                          ----         ----

Total Fund Operating Expenses (after waivers):3.....      0.95%        0.95%
                                                          ====         ====
--------------------


    1 Distribution and Shareholder Servicing Fees (absent waivers) would be
      0.25% for the Pacific Horizon Asset Allocation Fund and the Nations Asset Allocation Fund.

    2 Other Expenses (absent waivers) would be 0.32% for the Nations Asset
      Allocation Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.97% for the
      Pacific Horizon Asset Allocation Fund and 1.22% for the Nations Asset Allocation Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific       Nations
                                          Horizon        Asset
                                           Asset      Allocation
                                        Allocation       Fund
                                           Fund        Pro Forma
                                           ----        ---------
1 year ............................       $  10         $  10
3 years ...........................          30            30
5 years ...........................          53            53
10 years ..........................         117           117
--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     PACIFIC HORIZON BLUE CHIP FUND-A SHARES

                     NATIONS BLUE CHIP FUND-INVESTOR A SHARES


                                                           Pacific     Nations
                                                           Horizon    Blue Chip
                                                          Blue Chip     Fund
                                                            Fund      Pro Forma
                                                            ----      ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price) ............      5.75%       5.75%
   Maximum Sales Load Imposed on
      Reinvested Dividends............................      None        None
   Maximum Deferred Sales Load1 ......................      1.00%       1.00%
   Redemption Fees ...................................      None        None
   Exchange Fee ......................................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net assets)
   Management Fees ...................................      0.50%       0.65%
   12b-1/Shareholder Servicing Fees...................      0.25%       0.25%
   Other Expenses (after waivers)2....................      0.45%       0.30%
                                                            ----        ----

Total Fund Operating Expenses (after waivers)3:.......      1.20%       1.20%
                                                            ====        ====
--------------------


    1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase.

    2 Other Expenses (absent waivers) would be 0.48% for the Pacific Horizon
      Blue Chip Fund and 0.38% for the Nations Blue Chip Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.23% for the Blue
      Chip Fund and 1.28% for the Nations Blue Chip Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                       Pacific       Nations
                                        Horizon     Blue Chip
                                       Blue Chip      Fund
                                          Fund      Pro Forma
                                          ----      ---------
1 year ............................     $  69      $  69
3 years ...........................        93         93
5 years ...........................       120        120
10 years ..........................       195        195

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     PACIFIC HORIZON BLUE CHIP FUND-B SHARES

                     NATIONS BLUE CHIP FUND-INVESTOR B SHARES


                                           Pacific    Nations
                                           Horizon    Blue Chip
                                          Blue Chip    Fund
                                            Fund      Pro Forma
                                            ----      ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price) .............     None       None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............................     None       None
   Maximum Deferred Sales Load1 .......................     5.00%      5.00%
   Redemption Fees ....................................     None       None
   Exchange Fee .......................................     None       None

Annual Fund Operating Expenses:
   (as a percentage of average net assets)
   Management Fees ....................................     0.50%      0.65%
   12b-1/Shareholder Servicing Fees....................     1.00%      1.00%
   Other Expenses (after waivers)2.....................     0.45%      0.30%
                                                            ----       ----

Total Fund Operating Expenses (after waivers)3:........     1.95%      1.95%
                                                            ====       ====

--------------------


    1 Investor B Shares purchased prior to January 1, 1996 or after July 31,
      1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule in the prospectus. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter.

    2 Other Expenses (absent waivers) would be 0.48% for the Pacific Horizon
      Blue Chip Fund and 0.38% for Nations Blue Chip Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.98% for the
      Pacific Horizon Blue Chip Fund and 2.03% for Nations Blue Chip Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                       Pacific      Nations
                                        Horizon    Blue Chip
                                       Blue Chip     Fund
                                          Fund     Pro Forma
                                          ----     ---------
1 year ............................     $  70      $  70
3 years ...........................        91         91
5 years ...........................       125        125
10 years ..........................       227        208

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:


                                       Pacific      Nations
                                        Horizon    Blue Chip
                                       Blue Chip     Fund
                                         Fund      Pro Forma
                                         ----      ---------
1 year ............................     $  20      $  20
3 years ...........................        61         61
5 years ...........................       105        105
10 years ..........................       227        208

--------------------

    4 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      PACIFIC HORIZON BLUE CHIP FUND-K SHARES

                     NATIONS BLUE CHIP FUND-INVESTOR C SHARES


                                            Pacific     Nations
                                            Horizon    Blue Chip
                                           Blue Chip     Fund
                                             Fund      Pro Forma
                                             ----      ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases                              None        None
      (as a percentage of offering
      price) ..........................
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load ........      None       1.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees ....................      0.50%       0.65%
   12b-1/Shareholder Servicing Fees
      (after waivers)1.................      0.75%       1.00%
   Other Expenses (after waivers)2.....      0.45%       0.30%
                                             ----        ----
Total Fund Operating Expenses (after
waivers)3:.............................      1.70%       1.95%
                                             ====        ====

--------------------
    1 Distribution and Servicing Fees (absent waivers) would be 1.00% for the Pacific Horizon Blue Chip Fund.

    2 Other Expenses (absent waivers) would be 0.48% for the Pacific Horizon
      Blue Chip Fund and 0.38% for Nations Blue Chip Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.98% for the
      Pacific Horizon Blue Chip Fund and 2.03% for Nations Blue Chip Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific
                                          Horizon     Nations
                                         Blue Chip   Blue Chip
                                           Fund      Pro Forma
                                           ----      ---------
1 year ............................       $  17       $  30
3 years ...........................          54          61
5 years ...........................          92         105
10 years ..........................         202         228

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon     Blue Chip
                                         Blue Chip      Fund
                                           Fund       Pro Forma
                                           ----       ---------
1 year ............................       $  17       $  20
3 years ...........................          54          61
5 years ...........................          92         105
10 years ..........................         202         228

--------------------
    4 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    PACIFIC HORIZON BLUE CHIP FUND-SRF SHARES

                      NATIONS BLUE CHIP FUND-SEAFIRST SHARES


                                            Pacific     Nations
                                            Horizon    Blue Chip
                                           Blue Chip     Fund
                                             Fund      Pro Forma
                                             ----      ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load ........      None        None
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees ....................      0.50%       0.65%
   12b-1/Shareholder Servicing Fees
      (after waivers)1.................      0.00%       0.00%
   Other Expenses (after waivers)2.....      0.45%       0.30%
                                             ----        ----

Total Fund Operating Expenses (after
waivers)3:.............................      0.95%       0.95%
                                             ====        ====
--------------------

    1 Distribution and Servicing Fees (absent waivers) would be 0.25% for the Pacific Horizon Blue Chip Fund and Nations Blue Chip Fund.

    2 Other Expenses (absent waivers) would be 0.48% for the Blue Chip Fund and
      0.38% for Nations Blue Chip Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.23% for the Blue
      Chip Fund and 1.28% for Nations Blue Chip Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon     Blue Chip
                                         Blue Chip      Fund
                                           Fund       Pro Forma
                                           ----       ---------
1 year ............................       $  10       $  10
3 years ...........................          30          30
5 years ...........................          53          53
10 years ..........................         117         117
--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

             PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND-A SHARES

             NATIONS CALIFORNIA MUNICIPAL BOND FUND-INVESTOR A SHARES


                                            Pacific      Nations
                                            Horizon    California
                                          California    Municipal
                                           Municipal    Bond Fund
                                           Bond Fund    Pro Forma
                                           ---------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      4.75%       4.75%
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load1 .......      1.00%       1.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)2....      0.30%       0.28%
   12b-1/Shareholder Servicing Fees....      0.25%       0.25%
   Other Expenses......................      0.39%       0.32%
                                             ----        ----

Total Fund Operating Expenses (after
waivers)3:.............................      0.94%       0.85%
                                             ====        =====
--------------------

    1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase.

    2 Management Fees (absent waivers) would be 0.50% for the Nations California
      Municipal Bond Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.07% for the
      Nations California Municipal Bond Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                                       Nations
                                          Pacific    California
                                          Horizon     Municipal
                                        California      Bond
                                         Municipal      Fund
                                         Bond Fund    Pro Forma
                                         ---------    ---------
1 year ............................       $  57       $  56
3 years ...........................          76          73
5 years ...........................          97          92
10 years ..........................         158         148

--------------------


4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

             PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND-B SHARES

             NATIONS CALIFORNIA MUNICIPAL BOND FUND-INVESTOR B SHARES


                                            Pacific      Nations
                                            Horizon    California
                                          California    Municipal
                                           Municipal    Bond Fund
                                           Bond Fund    Pro Forma
                                           ---------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load1........      5.00%       5.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)2....      0.30%       0.28%
   12b-1/Shareholder Servicing Fees
      (after waivers)3.................      1.00%       0.85%
   Other Expenses (after waivers)......      0.39%       0.32%
                                             ----        ----

Total Fund Operating Expenses (after
waivers)4..............................      1.69%       1.45%
                                             ====        =====
----------------------------------------

    1 Investor B Shares purchased prior to January 1, 1996 or after July 31,
      1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter.

    2 Management Fees (absent waivers) would be 0.50% for the Nations California
      Municipal Bond Fund.

    3 Distribution and Servicing Fees (absent waivers) would be 1.00% for the Nations California Municipal Bond Fund.

    4 Total Fund Operating Expenses (absent waivers) would be 1.82% for the
      Nations California Municipal Bond Fund.

Example:5

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon    California
                                        California    Municipal
                                         Municipal    Bond Fund
                                         Bond Fund    Pro Forma
                                         ---------    ---------
1 year ............................       $  67       $  65
3 years ...........................          83          76
5 years ...........................         112          99
10 years ..........................         200         157


      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:

                                          Pacific      Nations
                                          Horizon    California
                                        California    Municipal
                                         Municipal    Bond Fund
                                         Bond Fund    Pro Forma
                                         ---------    ---------
1 year ............................       $  17       $  15
3 years ...........................          53          46
5 years ...........................          92          79
10 years ..........................         200         157

--------------------


    5 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

             PACIFIC HORIZON CALIFORNIA TAX-EXEMPT MONEY MARKET FUND-

                                  HORIZON SHARES

              NATIONS CALIFORNIA TAX-EXEMPT RESERVES-CAPITAL SHARES



                                            Pacific
                                            Horizon     Nations
                                          California  California
                                          Tax-Exempt  Tax-Exempt
                                             Money     Reserves
                                          Market Fund  Pro Forma
                                          -----------  ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load (as a
      percentage of
      redemption proceeds) ............      None        None
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.00%       0.00%
   Other Expenses (after waivers)2.....      0.14%       0.10%
                                             ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.24%       0.20%
                                             ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations California
      Tax-Exempt Reserves.

    2 Other Expenses (absent waivers) would be 0.14% for Nations California
      Tax-Exempt Reserves.

    3 Total Fund Operating Expenses (absent waivers) would be 0.29% for Nations
      California Tax-Exempt Reserves.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                          Pacific
                                          Horizon      Nations
                                        California   California
                                        Tax-Exempt   Tax-Exempt
                                       Money Market   Reserves
                                           Fund       Pro Forma
                                           ----       ---------
1 year ............................        $  2        $  2
3 years ...........................           8           6
5 years ...........................          14          11
10 years ..........................          31          26

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

             PACIFIC HORIZON CALIFORNIA TAX-EXEMPT MONEY MARKET FUND-

                              HORIZON SERVICE SHARES

              NATIONS CALIFORNIA TAX-EXEMPT RESERVES-ADVISOR SHARES




                                            Pacific
                                            Horizon     Nations
                                          California  California
                                          Tax-Exempt  Tax-Exempt
                                             Money     Reserves
                                          Market Fund  Pro Forma
                                          -----------  ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load (as a
      percentage
      of redemption proceeds) .........      None        None
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.25%       0.25%
   Other Expenses (after waivers)2.....      0.14%       0.10%
                                             ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.49%       0.45%
                                             ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for the Nations California
      Tax-Exempt Reserves.

    2 Other Expenses (absent waivers) would be 0.14% for the Nations California
      Tax-Exempt Reserves.

    3 Total Fund Operating Expenses (absent waivers) would be 0.54% for the
      Nations California Tax-Exempt Reserves.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific
                                          Horizon      Nations
                                        California   California
                                        Tax Exempt   Tax-Exempt
                                       Money Market   Reserves
                                           Fund       Pro Forma
                                           ----       ---------
1 year ............................        $  5        $  5
3 years ...........................          16          14
5 years ...........................          27          25
10 years ..........................          62          57

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

             PACIFIC HORIZON CALIFORNIA TAX-EXEMPT MONEY MARKET FUND-

                              PACIFIC HORIZON SHARES

              NATIONS CALIFORNIA TAX-EXEMPT RESERVES-INVESTOR SHARES



                                            Pacific
                                            Horizon     Nations
                                          California  California
                                          Tax-Exempt  Tax-Exempt
                                             Money     Reserves
                                          Market Fund  Pro Forma
                                          -----------  ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load (as a
      percentage
      of redemption proceeds) .........      None        None
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.35%       0.35%
   Other Expenses (after waivers)**....      0.11%       0.10%
                                             ----        ----

Total Fund Operating Expenses (after         0.56%       0.55%
waivers):3                                   ====        ====

--------------------


    1 Management Fees (absent waivers) would be 0.15% for the Nations California
      Tax-Exempt Reserves.

    2 Other Expenses (absent waivers) would be 0.14% for the Pacific Horizon
      California Tax-Exempt Money Market Fund and the Nations California Tax-Exempt Reserves.

    3 Total Fund Operating Expenses (absent waivers) would be 0.59% for the
      Pacific Horizon California Tax-Exempt Money Market Fund and 0.64% for the Nations California Tax-Exempt Reserves.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific
                                          Horizon      Nations
                                        California   California
                                        Tax Exempt   Tax-Exempt
                                       Money Market   Reserves
                                           Fund       Pro Forma
                                           ----       ---------
1 year ............................        $  6        $  6
3 years ...........................          18          18
5 years ...........................          31          31
10 years ..........................          70          69

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

             PACIFIC HORIZON CALIFORNIA TAX-EXEMPT MONEY MARKET FUND-

                                  S AND X SHARES

               NATIONS CALIFORNIA TAX-EXEMPT RESERVES-DAILY SHARES



                                            Pacific     Pacific
                                            Horizon     Horizon
                                          California  California    Nations
                                          Tax-Exempt  Tax-Exempt  California
                                             Money       Money    Tax-Exempt
                                          Market Fund Market Fund  Reserves
                                           S Shares    X Shares    Pro Forma
                                           --------    --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None       None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees2...      0.55%       0.55%       0.60%
   Other Expenses (after waivers)3.....      0.14%       0.14%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):4                                   0.79%       0.79%       0.80%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for the Nations California
      Tax-Exempt Reserves.

    2 Distribution and Shareholder Servicing Fees (absent waivers) would be
      1.00% for S Shares of the Pacific Horizon California Tax-Exempt Money Market Fund.

    3 Other Expenses (absent waivers) would be 0.14% for Nations California
      Tax-Exempt Reserves.

    4 Total Fund Operating Expenses (absent waivers) would be 1.24% for S Shares of the Pacific Horizon California Tax-Exempt Money Market Fund, and 0.89% for Nations California Tax-Exempt Reserves.



Example:5

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific      Pacific
                                          Horizon      Horizon
                                        California   California   Nations
                                        Tax-Exempt   Tax-Exempt  California
                                       Money Market     Money    Tax-Exempt
                                           Fund      Market Fund  Reserves
                                         S Shares     X Shares   Pro Forma
                                         --------     --------   ---------
1 year ............................        $  8        $  8       $  8
3 years ...........................          25          25         26
5 years ...........................          44          44         44
10 years ..........................          98          98         99

--------------------

    5 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly

                   PACIFIC HORIZON CAPITAL INCOME FUND-A SHARES

                  NATIONS CAPITAL INCOME FUND-INVESTOR A SHARES




                                            Pacific     Nations
                                            Horizon     Capital
                                            Capital   Income Fund
                                          Income Fund  Pro Forma
                                          -----------  ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      5.75%       5.75%
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load(as a
      percentage of redemption proceeds)1    1.00%       1.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees ....................      0.45%       0.65%
   12b-1/Shareholder Servicing Fees....      0.25%       0.25%
   Other Expenses......................      0.51%       0.33%
                                             ----        ----

Total Fund Operating Expenses:               1.21%       1.23%
                                             ====        ====

--------------------

    1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase.

Example:2

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                                          Pacific      Nations
                                          Horizon      Capital
                                          Capital    Income Fund
                                        Income Fund   Pro Forma
                                        -----------   ---------
1 year ............................       $  69       $  69
3 years ...........................          94          94
5 years ...........................         120         121
10 years ..........................         196         198

--------------------


    2 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                   PACIFIC HORIZON CAPITAL INCOME FUND-B SHARES

                  NATIONS CAPITAL INCOME FUND-INVESTOR B SHARES



                                            Pacific     Nations
                                            Horizon     Capital
                                            Capital   Income Fund
                                          Income Fund  Pro Forma
                                          -----------  ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load (as a
      percentage of
      redemption proceeds)1 ...........      5.00%       5.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees ....................      0.45%       0.65%
   12b-1/Shareholder Servicing Fees....      1.00%       1.00%
   Other Expenses .....................      0.51%       0.33%
                                             ----        ----

Total Fund Operating Expenses:.........      1.96%       1.98%
                                             ====        ====
--------------------

    1 Investor B Shares purchased prior to January 1, 1996 or after July 31,
      1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter.

Example:2

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon      Capital
                                          Capital    Income Fund
                                        Income Fund   Pro Forma
                                        -----------   ---------
1 year ............................       $  70       $  70
3 years ...........................          92          92
5 years ...........................         126         127
10 years ..........................         229         211

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon      Capital
                                          Capital    Income Fund
                                        Income Fund   Pro Forma
                                        -----------   ---------
1 year ............................       $  20       $  20
3 years ...........................          62          62
5 years ...........................         106         107
10 years ..........................         229         211

-------------------


    2 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                   PACIFIC HORIZON CAPITAL INCOME FUND-K SHARES

                  NATIONS CAPITAL INCOME FUND-INVESTOR C SHARES



                                            Pacific     Nations
                                            Horizon     Capital
                                            Capital   Income Fund
                                          Income Fund  Pro Forma
                                          -----------  ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None       1.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees ....................      0.45%       0.65%
   12b-1/Shareholder Servicing
      Fees(after waivers)1.............      0.75%       1.00%
   Other Expenses......................      0.51%       0.33%
                                             ----        ----
Total Fund Operating Expenses (after
waivers):2                                   1.71%       1.98%
                                             ====        ====
--------------------


    1 Distribution and Shareholder Servicing Fees (absent waivers) would be
      1.00% for Pacific Horizon Capital Income Fund.

    2 Total Fund Operating Expenses (absent waivers) would be 1.96% for the
      Pacific Horizon Capital Income Fund.

Example:3

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon      Capital
                                          Capital    Income Fund
                                        Income Fund   Pro Forma
                                        -----------   ---------
1 year ............................       $  70       $  70
3 years ...........................          92          92
5 years ...........................         126         127
10 years ..........................         229         211


      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:


                                          Pacific      Nations
                                          Horizon      Capital
                                          Capital    Income Fund
                                        Income Fund   Pro Forma
                                        -----------   ---------
1 year ............................       $  17       $  20
3 years ...........................          54          62
5 years ...........................          93         107
10 years ..........................         203         232

--------------------

    3 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                  PACIFIC HORIZON GOVERNMENT FUND-HORIZON SHARES

                    NATIONS GOVERNMENT RESERVES-CAPITAL SHARES



                                        Pacific
                                        Horizon      Nations    Combined
                                       Government  Government     Fund
                                          Fund      Reserves    Pro Forma
                                          ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None
   Maximum Deferred Sales Load ......     None         None       None
   Redemption Fees ..................     None        None        None
   Exchange Fee .....................     None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1..    0.05%        0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.00%        0.00%       0.00%
   Other Expenses (after waivers)2...    0.18%        0.10%       0.10%
                                         ----         ----        ----

Total Fund Operating Expenses (after
waivers)3:...........................    0.23%        0.20%       0.20%
                                         ====         ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.10% for the Government Fund and 0.15% for Nations Government Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.28% for the
      Government Fund and 0.29% for Nations Government Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                         Pacific
                                         Horizon     Nations     Combined
                                       Government   Government     Fund
                                          Fund       Reserves    Pro Forma
                                          ----       --------    ---------
1 year ............................      $  2         $  2        $  2
3 years ...........................         7            6           6
5 years ...........................        13           11          11
10 years ..........................        29           26          26

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

              PACIFIC HORIZON GOVERNMENT FUND-HORIZON SERVICE SHARES

                    NATIONS GOVERNMENT RESERVES-ADVISOR SHARES



                                        Pacific
                                        Horizon      Nations    Combined
                                      Government   Government     Fund
                                          Fund      Reserves    Pro Forma
                                          ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None
   Maximum Deferred Sales Load ......     None        None        None
   Redemption Fees ..................     None        None        None
   Exchange Fee .....................     None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.05%        0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.25%        0.25%       0.25%
   Other Expenses (after waivers)2...    0.18%        0.10%       0.10%
                                         ----         ----        ----

Total Fund Operating Expenses (after
waivers)3:...........................    0.48%        0.45%       0.45%
                                         ====         ====        ====
--------------------


    1 Management Fees (absent waivers) would be 0.10% for the Pacific Horizon
      Government Fund and 0.15% for Nations Government Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.53% for the
      Pacific Horizon Government Fund and 0.54% for Nations Government Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                         Pacific
                                         Horizon     Nations     Combined
                                       Government   Government     Fund
                                          Fund       Reserves    Pro Forma
                                          ----       --------    ---------
1 year ............................      $  5         $  5        $  5
3 years ...........................        15           14          14
5 years ...........................        27           25          25
10 years ..........................        60           57          57

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

              PACIFIC HORIZON GOVERNMENT FUND-PACIFIC HORIZON SHARES

                   NATIONS GOVERNMENT RESERVES-INVESTOR SHARES


                                        Pacific
                                        Horizon      Nations    Combined
                                      Government   Government     Fund
                                          Fund      Reserves    Pro Forma
                                          ----      --------      -----
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None
   Maximum Deferred Sales Load ......     None        None        None
   Redemption Fees ..................     None        None        None
   Exchange Fee .....................     None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.05%        0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.32%        0.35%       0.35%
   Other Expenses (after waivers)2...    0.18%        0.10%       0.10%
                                         ----         ----        ----

Total Fund Operating Expenses (after
waivers)3:...........................    0.55%        0.55%       0.55%
                                         ====         ====        ====

--------------------


    1 Management Fees (absent waivers) would be 0.10% for the Government Fund and 0.15% for Nations Government Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and Nations Government Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.60% for the
      Government Fund and 0.64% for Nations Government Reserves and the Combined Fund.


Example:4


You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                         Pacific     Nations
                                         Horizon    Government   Combined
                                       Government    Reserves      Fund
                                          Fund      ----------   Pro Forma
                                          ----                   ---------
1 year ............................      $  6         $  6        $  6
3 years ...........................        18           18          18
5 years ...........................        31           31          31
10 years ..........................        69           69          69

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                 PACIFIC HORIZON INTERMEDIATE BOND FUND-A SHARES

                 NATIONS INTERMEDIATE BOND FUND-INVESTOR A SHARES


                                            Pacific      Nations
                                            Horizon    Intermediate
                                          Intermediate  Bond Fund
                                           Bond Fund    Pro Forma
                                           ---------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      3.25%       3.25%
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load1 .......      1.00%       1.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)2....      0.26%       0.40%
   12b-1/Shareholder Servicing Fees....      0.25%       0.25%
   Other Expenses......................      0.45%       0.41%
                                             ----        ----

Total Fund Operating Expenses (after
waivers)3:.............................      0.96%       1.06%
                                             ====        ----
--------------------

    1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase.

    2 Management Fees (absent waivers) would be 0.30% for the Pacific Horizon
      Intermediate Bond Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.00% for the
      Pacific Horizon Intermediate Bond Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific      Nations
                                          Horizon    Intermediate
                                       Intermediate   Bond Fund
                                         Bond Fund    Pro Forma
                                         ---------    ---------
1 year ............................       $  42       $  43
3 years ...........................          62          65
5 years ...........................          84          89
10 years ..........................         147          58

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                 PACIFIC HORIZON INTERMEDIATE BOND FUND-K SHARES

                 NATIONS INTERMEDIATE BOND FUND-INVESTOR C SHARES


                                            Pacific      Nations
                                            Horizon    Intermediate
                                          Intermediate  Bond Fund
                                           Bond Fund    Pro Forma
                                           ---------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Maximum Deferred Sales Load ........      None        1.00%
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1....      0.26%       0.40%
   12b-1/Shareholder Servicing Fees2...      0.75%       1.00%
   Other Expenses .....................      0.45%       0.41%
                                             ----        ----

Total Fund Operating Expenses (after
waivers)3:.............................      1.46%       1.81%
                                             ====        ----
--------------------

    1 Management Fees (absent waivers) would be 0.30% for the Pacific Horizon
      Intermediate Bond Fund.

    2 Distribution and Servicing Fees (absent waivers) would be 1.00% for the Pacific Horizon Intermediate Bond Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.75% for the
      Pacific Horizon Intermediate Bond Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific      Nations
                                          Horizon    Intermediate
                                       Intermediate   Bond Fund
                                         Bond Fund    Pro Forma
                                         ---------   ------------
1 year ............................       $  15       $  18
3 years ...........................          46          57
5 years ...........................          80          98
10 years ..........................         175         214

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:



                                          Pacific      Nations
                                          Horizon    Intermediate
                                       Intermediate   Bond Fund
                                         Bond Fund    Pro Forma
                                         ---------    ---------
1 year ............................       $  15       $  18
3 years ...........................          46          57
5 years ...........................          80          98
10 years ..........................         175         214

--------------------

    4 These examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                PACIFIC HORIZON INTERMEDIATE BOND FUND-SRF SHARES

                  NATIONS INTERMEDIATE BOND FUND-SEAFIRST SHARES


                                            Pacific       Nations
                                            Horizon     Intermediate
                                          Intermediate   Bond Fund
                                           Bond Fund     Pro Forma
                                           ---------     ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None
   Deferred Sales Load ................      None        None
   Redemption Fees ....................      None        None
   Exchange Fee .......................      None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1....      0.26%       0.40%
   12b-1/Shareholder Servicing Fees
      (after waivers)2.................      0.24%       0.14%
   Other Expenses......................      0.45%       0.41%
                                             ----        ----

Total Fund Operating Expenses (after
waivers)3:.............................      0.95%       0.95%
                                             ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.30% for the Pacific Horizon
      Intermediate Bond Fund.

    2 Distribution and Servicing Fees (absent waivers) would be 0.25% for the Pacific Horizon Intermediate Bond Fund and Nations Intermediate Bond Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.00% for the
      Pacific Horizon Intermediate Bond Fund and 1.00% for Nations Intermediate Bond Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific      Nations
                                          Horizon    Intermediate
                                       Intermediate   Bond Fund
                                         Bond Fund    Pro Forma
                                         ---------    ---------
1 year ............................       $  10       $  10
3 years ...........................          30          30
5 years ...........................          53          53
10 years ..........................         117         117

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    PACIFIC HORIZON PRIME FUND-HORIZON SHARES

                       NATIONS CASH RESERVES-CAPITAL SHARES



                                            Pacific     Nations    Combined
                                            Horizon      Cash        Fund
                                          Prime Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Deferred Sales Load ................      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1....      0.09%       0.10%       0.10%
   Other Expenses (after waivers)2.....      0.15%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers)3:.............................      0.24%       0.20%       0.20%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Cash Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.13% for Nations Cash Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.28% for Nations
      Cash Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                                          Pacific      Nations   Combined
                                          Horizon       Cash        Fund
                                        Prime Fund    Reserves   Pro Forma
                                        ----------    --------   ---------
1 year ............................        $  2          $2       $  2
3 years ...........................           8           6          6
5 years ...........................          14          11         11
10 years ..........................          31          26         20

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                PACIFIC HORIZON PRIME FUND-HORIZON SERVICE SHARES

                       NATIONS CASH RESERVES-ADVISOR SHARES



                                            Pacific     Nations    Combined
                                            Horizon      Cash        Fund
                                          Prime Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Deferred Sales Load(as a percentage
      of redemption proceeds) .........      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.09%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.25%       0.25%       0.25%
   Other Expenses (after waivers)2.....      0.15%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.49%       0.45%       0.45%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Cash Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.13% for Nations Cash Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.53% for Nations
      Cash Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific      Nations   Combined
                                          Horizon       Cash        Fund
                                        Prime Fund    Reserves   Pro Forma
                                        ----------    --------   ---------
1 year ............................        $  5        $  5       $  5
3 years ...........................          16          14         14
5 years ...........................          27          25         25
10 years ..........................          62          57         57

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                PACIFIC HORIZON PRIME FUND-PACIFIC HORIZON SHARES

                      NATIONS CASH RESERVES-INVESTOR SHARES



                                            Pacific     Nations    Combined
                                            Horizon      Cash        Fund
                                          Prime Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ..........................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Deferred Sales Load ................      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1....      0.09%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.32%       0.35%       0.35%
   Other Expenses (after waivers)2.....      0.15%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers)3:.............................      0.56%       0.55%       0.55%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Cash Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.13% for Nations Cash Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.63% for Nations
      Cash Reserves and the Combined Fund.


Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific
                                          Horizon      Nations    Combined
                                           Prime        Cash        Fund
                                           Fund       Reserves    Pro Forma
                                           ----       --------    ---------
1 year ............................        $  6        $  6        $  6
3 years ...........................          18          18          18
5 years ...........................          31          31          31
10 years ..........................          70          69          69

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    PACIFIC HORIZON PRIME FUND-S AND X SHARES

                        NATIONS CASH RESERVES-DAILY SHARES



                                            Pacific     Pacific
                                            Horizon     Horizon     Nations    Combined
                                          Prime Fund- Prime Fund-    Cash        Fund
                                           S Shares    X Shares    Reserves    Pro Forma
                                           --------    --------    --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None        None
   Redemption Fees ....................      None        None        None        None
   Exchange Fee .......................      None        None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees1 ...................      0.09%       0.09%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees2...      0.55%       0.55%       0.60%       0.60%
   Other Expenses (after waivers)3.....      0.15%       0.15%       0.10%       0.10%
                                             ----        ----        ----        ----

Total Fund Operating Expenses (after
waivers):4.............................      0.79%       0.79%       0.80%       0.80%
                                             ====        ====        ====        ====

--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Cash Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.13% for Nations Cash Reserves and the Combined Fund

    3 Distribution and Shareholder Servicing Fees (absent waivers) would be
      1.00% for S Shares of the Pacific Horizon Prime Fund.

    4 Total Fund Operating Expenses (absent waivers) would be 1.24% for S Shares of the Pacific Horizon Prime Fund, and 0.88% for Nations Cash Reserves and the Combined Fund.



Example:5

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                              Pacific      Pacific
                              Horizon      Horizon   Nations     Combined
                            Prime Fund-  Prime Fund- Cash          Fund
                             S Shares     X Shares   Reserves    Pro Forma
                             --------     --------   --------    ---------
1 year ....................    $  8        $  8       $  8        $  8
3 years ...................      25          25         26          26
5 years ...................      44          44         44          44
10 years ..................      98          98         99          99

--------------------

    5 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                       PACIFIC HORIZON PRIME FUND-Y SHARES

                       NATIONS CASH RESERVES-SERVICE SHARES



                                            Pacific     Nations    Combined
                                            Horizon      Cash        Fund
                                          Prime Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1....      0.09%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      1.00%       1.00%       1.00%
   Other Expenses (after waivers)2.....      0.15%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      1.24%       1.20%       1.20%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Cash Reserves and the Combined Fund

    2 Other Expenses (absent waivers) would be 0.13% for Nations Cash Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.28% for Nations
      Cash Reserves and the Combined Fund

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific
                                          Horizon      Nations   Combined
                                           Prime        Cash        Fund
                                           Fund       Reserves   Pro Forma
                                           ----       --------   ---------
1 year ............................       $  13       $  12      $  12
3 years ...........................          39          38         38
5 years ...........................          68          66         66
10 years ..........................         150         145        145

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

               PACIFIC HORIZON TAX-EXEMPT MONEY FUND-HORIZON SHARES

                    NATIONS MUNICIPAL RESERVES-CAPITAL SHARES



                                            Pacific
                                            Horizon     Nations    Combined
                                          Tax-Exempt   Municipal     Fund
                                          Money Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   Other Expenses (after waivers)2.....      0.17%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.27%       0.20%       0.20%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.30% for Nations
      Municipal Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific
                                          Horizon
                                        Tax-Exempt     Nations   Combined
                                           Money      Municipal    Fund
                                           Fund       Reserves   Pro Forma
                                           ----       --------   ---------
1 year ............................        $  3        $  2       $  2
3 years ...........................           9           6          6
5 years ...........................          15          11         11
10 years ..........................          34          26         26

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

           PACIFIC HORIZON TAX-EXEMPT MONEY FUND-HORIZON SERVICE SHARES

                    NATIONS MUNICIPAL RESERVES-ADVISOR SHARES


                                            Pacific
                                            Horizon     Nations    Combined
                                          Tax-Exempt   Municipal     Fund
                                          Money Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.25%       0.25%       0.25%
   Other Expenses (after waivers)2.....      0.17%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.52%       0.45%       0.45%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.55% for Nations
      Municipal Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific
                                          Horizon      Nations   Combined
                                        Tax-Exempt    Municipal     Fund
                                        Money Fund    Reserves   Pro Forma
                                        ----------    --------   ---------
1 year ............................        $  5        $  5       $  5
3 years ...........................          17          14         14
5 years ...........................          29          25         25
10 years ..........................          65          57         57

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

           PACIFIC HORIZON TAX-EXEMPT MONEY FUND-PACIFIC HORIZON SHARES

                    NATIONS MUNICIPAL RESERVES-INVESTOR SHARES



                                            Pacific
                                            Horizon     Nations    Combined
                                          Tax-Exempt   Municipal     Fund
                                          Money Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.32%       0.35%       0.35%
   Other Expenses (after waivers)2.....      0.17%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.59%       0.55%       0.55%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.65% for Nations
      Municipal Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                          Pacific
                                          Horizon      Nations   Combined
                                        Tax-Exempt    Municipal     Fund
                                        Money Fund    Reserves   Pro Forma
                                        ----------    --------   ---------
1 year ............................        $  6        $  6         $6
3 years ...........................          19          18         18
5 years ...........................          33          31         31
10 years ..........................          74          69         69

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                  PACIFIC HORIZON TAX-EXEMPT MONEY FUND-S SHARES

                     NATIONS MUNICIPAL RESERVES-DAILY SHARES



                                            Pacific
                                            Horizon     Nations    Combined
                                          Tax-Exempt   Municipal     Fund
                                          Money Fund   Reserves    Pro Forma
                                          ----------   --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees
      (after waivers)2.................      0.55%       0.60%       0.60%
   Other Expenses (after waivers)3.....      0.17%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):4.............................      0.82%       0.80%       0.80%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund.

    2 Distribution and Shareholder Servicing Fees (absent waivers) would be
      1.00% for Pacific Horizon Tax-Exempt Money Fund.

    2 Other Expenses (absent waivers) would be 0.15% for Nations Municipal
      Reserves and the Combined Fund

    3 Total Fund Operating Expenses (absent waivers) would be 1.27% for the
      Pacific Horizon Tax-Exempt Money Fund and 0.90% for Nations Municipal Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                              Pacific
                              Horizon
                            Tax-Exempt     Nations   Combined
                               Money      Municipal     Fund
                               Fund       Reserves   Pro Forma
                               ----       --------   ---------
1 year .....................   $  8        $  8       $  8
3 years ....................     26          26         26
5 years ....................     46          44         44
10 years ...................    101          99         99

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                   PACIFIC HORIZON TREASURY FUND-HORIZON SHARES

                     NATIONS TREASURY RESERVES-CAPITAL SHARES



                                            Pacific
                                            Horizon     Nations    Combined
                                           Treasury    Treasury      Fund
                                             Fund      Reserves    Pro Forma
                                             ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   Other Expenses (after waivers)2.....      0.14%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.24%       0.20%       0.20%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Treasury
      Reserves and the Combined Fund.


    2 Other Expenses (absent waivers) would be 0.14% for Nations Treasury
      Reserves and the Combined Fund.


    3 Total Fund Operating Expenses (absent waivers) would be 0.29% for Nations
      Treasury Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations   Combined
                                          Horizon     Treasury      Fund
                                       Treasury Fund  Reserves   Pro Forma
                                       -------------  --------   ---------
1 year ............................        $  2        $  2       $  2
3 years ...........................           8           6          6
5 years ...........................          14          11         11
10 years ..........................          31          26         26

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

               PACIFIC HORIZON TREASURY FUND-HORIZON SERVICE SHARES

                     NATIONS TREASURY RESERVES-ADVISOR SHARES



                                            Pacific
                                            Horizon     Nations    Combined
                                           Treasury    Treasury      Fund
                                             Fund      Reserves    Pro Forma
                                             ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Deferred Sales Load(as a percentage
      of redemption proceeds) .........      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   12b-1 Shareholder Servicing Fees....      0.25%       0.25%       0.25%
   Other Expenses (after waivers)2.....      0.14%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3                                   0.49%       0.45%       0.45%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Treasury
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Treasury
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.54% for Nations
      Treasury Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations   Combined
                                          Horizon     Treasury      Fund
                                       Treasury Fund  Reserves   Pro Forma
                                       -------------  --------   ---------
1 year ............................        $  5        $  5       $  5
3 years ...........................          16          14         14
5 years ...........................          27          25         25
10 years ..........................          62          57         57

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

               PACIFIC HORIZON TREASURY FUND-PACIFIC HORIZON SHARES

                    NATIONS TREASURY RESERVES-INVESTOR SHARES


                                            Pacific
                                            Horizon     Nations    Combined
                                           Treasury    Treasury      Fund
                                             Fund      Reserves    Pro Forma
                                             ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None
   Redemption Fees ....................      None        None        None
   Exchange Fee .......................      None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees....      0.32%       0.35%       0.35%
   Other Expenses (after waivers)2.....      0.14%       0.10%       0.10%
                                             ----        ----        ----

Total Fund Operating Expenses (after
waivers):3.............................      0.56%       0.55%       0.55%
                                             ====        ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Treasury
      Reserves and the Combined Fund

    2 Other Expenses (absent waivers) would be 0.14% for Nations Treasury
      Reserves and the Combined Fund

    3 Total Fund Operating Expenses (absent waivers) would be 0.64% for Nations
      Treasury Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                                          Pacific      Nations   Combined
                                          Horizon     Treasury      Fund
                                       Treasury Fund  Reserves   Pro Forma
                                       -------------  --------   ---------
1 year ............................        $  6          $6       $  6
3 years ...........................          18          18         18
5 years ...........................          31          31         31
10 years ..........................          70          69         69

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    PACIFIC HORIZON TREASURY FUND-S & X SHARES

                      NATIONS TREASURY RESERVES-DAILY SHARES


                                            Pacific     Pacific
                                            Horizon     Horizon
                                           Treasury    Treasury     Nations    Combined
                                             Fund        Fund      Treasury      Fund
                                           S Shares    X Shares    Reserves    Pro Forma
                                           --------    --------    --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None        None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None        None        None        None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None        None        None        None
   Redemption Fees ....................      None        None        None        None
   Exchange Fee .......................      None        None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees
      (after waivers)2.................      0.55%       0.55%       0.60%       0.60%
   Other Expenses (after reimbursements)3    0.14%       0.14%       0.10%       0.10%
                                             ----        ----        ----        ----

Total Fund Operating Expenses (after
waivers):4                                   0.79%       0.79%       0.80%       0.80%
                                             ====        ====        ====        ====

--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Treasury
      Reserves and the Combined Fund.

    2 Distribution and Shareholder Servicing Fees (absent waivers) would be
      1.00% for S Shares of the Pacific Horizon Treasury Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Treasury
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.24% for S Shares of the Pacific Horizon Treasury Fund and 0.89% for Nations Treasury Reserves and the Combined Fund.

Example:5

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                           Pacific
                              Pacific      Horizon
                              Horizon     Treasury    Nations     Combined
                           Treasury Fund    Fund      Treasury      Fund
                             S Shares     X Shares    Reserves   Pro Forma
                             --------     --------    --------   ---------
1 year ....................    $  8        $  8       $  8        $  8
3 years ...................      25          25         26          26
5 years ...................      44          44         44          44
10 years ..................      98          98         99          99

--------------------


    5 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      PACIFIC HORIZON TREASURY FUND-Y SHARES

                     NATIONS TREASURY RESERVES-SERVICE SHARES



                                            Pacific
                                            Horizon     Nations      Combined
                                           Treasury     Treasury       Fund
                                             Fund       Reserves    Pro Forma
                                             ----       --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases .......................      None         None         None
   Maximum Sales Load Imposed on
      Reinvested Dividends.............      None         None         None
   Maximum Deferred Sales Load(as a
      percentage of
      redemption proceeds) ............      None         None         None
   Redemption Fees ....................      None         None         None
   Exchange Fee .......................      None         None         None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 ...      0.10%       0.10%        0.10%
   12b-1/Shareholder Servicing Fees....      1.00%       1.00%        1.00%
   Other Expenses (after waivers)2.....      0.14%       0.10%        0.10%
                                             ----        ----         ----

Total Fund Operating Expenses (after
waivers):3                                   1.24%       1.20%        1.20%
                                             ====        ====         ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Treasury
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Treasury
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 1.29% for Nations
      Treasury Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                          Pacific      Nations   Combined
                                          Horizon     Treasury      Fund
                                       Treasury Fund  Reserves   Pro Forma

1 year ............................       $  13       $  12      $  12
3 years ...........................          39          38         38
5 years ...........................          68          66         66
10 years ..........................          10         145        145

--------------------


    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                PACIFIC HORIZON TREASURY ONLY FUND-HORIZON SHARES

                    NATIONS GOVERNMENT RESERVES-CAPITAL SHARES


                                        Pacific
                                        Horizon
                                        Treasury     Nations    Combined
                                          Only     Government      Fund
                                          Fund      Reserves    Pro Forma
                                          ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None
   Maximum Deferred Sales Load ......     None        None        None
   Redemption Fees ..................     None        None        None
   Exchange Fee .....................     None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.10%        0.10%       0.10%
   Other Expenses (after waivers)2...    0.17%        0.10%       0.10%
                                         ----         ----        ----

Total Fund Operating Expenses (after
waivers)3:...........................    0.27%        0.20%       0.20%
                                         ====         ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Government
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.29% for Nations
      Government Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                         Pacific
                                         Horizon
                                        Treasury     Nations     Combined
                                          Only      Government     Fund
                                          Fund       Reserves    Pro Forma
                                          ----       --------    ---------
1 year ............................      $  3         $  2        $  2
3 years ...........................         9            6           6
5 years ...........................        15           11          11
10 years ..........................        34           26          26

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

            PACIFIC HORIZON TREASURY ONLY FUND-HORIZON SERVICE SHARES

                    NATIONS GOVERNMENT RESERVES-ADVISOR SHARES


                                        Pacific
                                        Horizon
                                        Treasury     Nations    Combined
                                          Only     Government     Fund
                                          Fund      Reserves    Pro Forma
                                          ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None
   Maximum Deferred Sales Load ......     None        None        None
   Redemption Fees ..................     None        None        None
   Exchange Fee .....................     None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.10%        0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.25%        0.25%       0.25%
   Other Expenses (after waivers)2...    0.17%        0.10%       0.10%
                                         ----         ----        ----

Total Fund Operating Expenses (after
waivers):3...........................    0.52%        0.45%       0.45%
                                         ====         ====        ====
--------------------


    1 Management Fees (absent waivers) would be 0.15% for Nations Government
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.54% for Nations
      Government Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                         Pacific
                                         Horizon
                                        Treasury     Nations    Combined
                                          Only      Government    Fund
                                          Fund       Reserves   Pro Forma
                                          ----       --------   ---------
1 year ............................      $  5         $  5        $  5
3 years ...........................        17           14          14
5 years ...........................        29           25          25
10 years ..........................        65           57          57

--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

            PACIFIC HORIZON TREASURY ONLY FUND-PACIFIC HORIZON SHARES

                   NATIONS GOVERNMENT RESERVES-INVESTOR SHARES


                                        Pacific
                                        Horizon
                                        Treasury     Nations    Combined
                                          Only     Government     Fund
                                          Fund      Reserves    Pro Forma
                                          ----      --------    ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None
   Maximum Deferred Sales Load ......     None        None        None
   Redemption Fees ..................     None        None        None
   Exchange Fee .....................     None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.10%        0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.32%        0.35%       0.35%
   Other Expenses (after waivers)2...    0.17%        0.10%       0.10%
                                         ----         ----        ----

Total Fund Operating Expenses (after
waivers)3............................    0.59%        0.55%       0.55%
                                         ====         ====        ====
--------------------

    1 Management Fees (absent waivers) would be 0.15% for Nations Government
      Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.64% for Nations
      Government Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                         Pacific
                                         Horizon
                                        Treasury     Nations    Combined
                                          Only      Government  Fund Pro
                                          Fund       Reserves     Forma
                                          ----       --------     -----
1 year ............................      $  6         $  6        $  6
3 years ...........................        19           18          18
5 years ...........................        33           31          31
10 years ..........................        74           69          69
--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

            PACIFIC HORIZON GOVERNMENT & TREASURY ONLY-HORIZON SHARES

                    NATIONS GOVERNMENT RESERVES-CAPITAL SHARES

                                                     Pacific
                                        Pacific      Horizon
                                        Horizon     Treasury     Nations   Combined
                                       Government     Only     Government    Funds
                                          Fund        Fund      Reserves   Pro Forma
                                          ----        ----      --------   ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None        None
   Maximum Deferred Sales Load ......     None        None        None        None
   Redemption Fees ..................     None        None        None        None
   Exchange Fee .....................     None        None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.05%        0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.00%        0.00%       0.00%       0.00%
   Other Expenses (after waivers)2...    0.18%        0.17%       0.10%       0.10%
                                         ----         ----        ----        ----

Total Fund Operating Expenses (after
waivers)3:...........................    0.23%        0.27%       0.20%       0.20%
                                         ====         ====        ====        ====

--------------------

    1 Management Fees (absent waivers) would be 0.10% for Pacific Horizon
      Government Fund and 0.15% for Nations Government Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.28% for Pacific
      Horizon Government Fund and 0.29% for Nations Government Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                          Pacific
                               Pacific    Horizon
                               Horizon    Treasury     Nations     Combined
                             Government     Only     Government     Funds
                                Fund        Fund      Reserves    Pro Forma
                             ----------   --------   ----------   ----------
1 year ......................  $  2         $  3        $  2        $  2
3 years .....................     7            9           6           6
5 years .....................    13           15          11          11
10 years ....................    29           34          26          26
--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

        PACIFIC HORIZON GOVERNMENT & TREASURY ONLY-HORIZON SERVICE SHARES

                    NATIONS GOVERNMENT RESERVES-ADVISOR SHARES

                                                     Pacific
                                        Pacific      Horizon
                                        Horizon     Treasury     Nations    Combined
                                       Government     Only     Government    Funds
                                          Fund        Fund      Reserves   Pro Forma
                                       ----------   --------   ----------  ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None        None
   Maximum Deferred Sales Load ......     None        None        None        None
   Redemption Fees ..................     None        None        None        None
   Exchange Fee .....................     None        None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.05%        0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.25%        0.25%       0.25%       0.25%
   Other Expenses (after waivers)2...    0.18%        0.17%       0.10%       0.10%
                                         ----         ----        ----        ----

Total Fund Operating Expenses (after
waivers)3:...........................    0.48%        0.52%       0.45%       0.45%
                                         ====         ====        ====        ====

--------------------

    1 Management Fees (absent waivers) would be 0.10% for Pacific Horizon
      Government Fund and 0.15% for Nations Government Reserves and the Combined Fund.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves and the Combined Fund.

    3 Total Fund Operating Expenses (absent waivers) would be 0.53% for Pacific
      Horizon Government Fund and 0.54% for Nations Government Reserves and the Combined Fund.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                            Pacific
                                Pacific     Horizon
                                Horizon     Treasury     Nations    Combined
                              Government      Only     Government     Funds
                                 Fund         Fund      Reserves   Pro Forma
                                 ----         ----      --------   ---------

1 year .......................  $  5         $  5        $  5        $  5
3 years ......................    15           17          14          14
5 years ......................    27           29          25          25
10 years .....................    60           65          57          57
--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

        PACIFIC HORIZON GOVERNMENT & TREASURY ONLY-PACIFIC HORIZON SHARES

                   NATIONS GOVERNMENT RESERVES-INVESTOR SHARES


                                        Nations     Pacific
                                        Pacific     Horizon
                                        Horizon    Treasury   Government   Combined
                                       Government    Only      Reserves      Funds
                                          Fund       Fund      Pro Forma   Pro Forma
                                          ----       ----      ---------   ---------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on
      Purchases
      (as a percentage of offering
      price) ........................     None        None        None        None
   Maximum Sales Load Imposed on
      Reinvested Dividends...........     None        None        None        None
   Maximum Deferred Sales Load ......     None        None        None        None
   Redemption Fees ..................     None        None        None        None
   Exchange Fee .....................     None        None        None        None

Annual Fund Operating Expenses:
   (as a percentage of average net
      assets)
   Management Fees (after waivers)1 .    0.05%        0.10%       0.10%       0.10%
   12b-1/Shareholder Servicing Fees..    0.00%        0.00%       0.35%       0.35%
   Special Management Service........    0.32%        0.32%       0.00%       0.00%
   Other Expenses (after waivers)2...    0.18%        0.17%       0.10%       0.10%
                                         ----         ----        ----        ----
Total Fund Operating Expenses (after
waivers)3:...........................    0.55%        0.59%       0.55%       0.55%
                                         ====         ====        ====        ====

--------------------


    1 Management Fees (absent waivers) would be 0.10% for Pacific Horizon
      Government Fund and 0.15% for the Nations Government Reserves.

    2 Other Expenses (absent waivers) would be 0.14% for Nations Government
      Reserves.

    3 Total Fund Operating Expenses (absent waivers) would be 0.60% for Pacific
      Horizon Government Fund and 0.64% for Nations Government Reserves.

Example:4

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                Nations    Pacific
                                Pacific    Horizon
                                Horizon    Treasury   Government   Combined
                              Government     Only      Reserves      Funds
                                 Fund        Fund      Pro Forma   Pro Forma
                                 ----        ----      ---------     -----
1 year ....................     $  6         $  6        $  6        $  6
3 years ...................       18           19          18          18
5 years ...................       31           33          31          31
10 years ..................       69           74          69          69
--------------------

    4 This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                                     APPENDIX III

      Investment Objectives, Limitations and Certain Significant Investment Policies of the Pacific Horizon Funds and Corresponding Nations Funds


      This Appendix highlights the investment objectives and certain significant similarities and differences among the investment limitations and investment policies of the five Pacific Horizon Funds and their four corresponding Operating Nations Funds into which they will be reorganized. The Pacific Horizon Asset Allocation, Blue Chip, California Municipal Bond Fund, California Tax-Exempt Money Market Fund, Capital Income Fund and Intermediate Bond Fund are being reorganized into Shell Nations Funds that have substantially the same investment objectives, restrictions and policies as their corresponding Pacific Horizon Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Pacific Horizon Funds and the corresponding Nations Funds which are incorporated by reference in this Proxy/Prospectus.


I.    PACIFIC HORIZON GOVERNMENT FUND/
      NATIONS GOVERNMENT RESERVES

      Investment Objectives:

      1. Pacific Horizon Government Fund: to seek current income, a stable share price and daily liquidity.

      2. Nations Government Reserves: to preserve principal value and maintain a high degree of liquidity while providing current income.

      Comment: The Pacific Horizon Fund pursues its investment objective by investing in short-term debt obligations issued or guaranteed (as to principal and interest) by the U.S. Government, its agencies, instrumentalities, or sponsored entities (and in repurchase agreements relating to such obligations including those issues backed by the full faith and credit of the United States; right of the issuer to borrow from the U.S. Treasury; discretionary authority of the U.S. Government to purchase the agency's obligations; and credit of the agency or instrumentality issuing the obligations). All of the Fund's investment will be in the highest short term rating category or will be issued by issuers with such rating (or, if, unrated, will be of comparable quality).

      Like the Pacific Horizon Fund, the Nations Fund also typically invests in direct obligations issued by the U.S. Treasury, STRIPS and repurchase agreements and reverse agreements involving such obligations. The Nations Funds also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall under normal market conditions invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements relating thereto. However, it is expected that after


                                     III-1
the Reorganizations, the Nations Government Reserves Fund will not invest in repurchase agreements. Each Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturity not exceeding 397 days and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Both Funds limit their investment to "First Tier Securities" as defined by Rule 2a-7.

II.   PACIFIC HORIZON PRIME FUND/
      NATIONS CASH RESERVES

      Investment Objectives:

      1. Pacific Horizon Prime Fund: to seek current income, a stable share price and daily liquidity.

      2. Nations Cash Reserves: to preserve principal value and maintain a high degree of liquidity while providing current income.

      Comment: The Pacific Horizon Fund pursues its invest objective by investing in U.S. dollar denominated money market securities (such as bank certificates of deposit, bankers' acceptances and commercial paper), including those issued by U.S. and foreign banks, U.S. and foreign corporate issuers, the U.S. government, its agencies and instrumentalities and municipalities. At least 95% of the Fund's investments will be in highest short-term rating category or will issued by issuers with such ratings (or, if unrated, will be of comparable quality). The Pacific Horizon Fund will concentrate its investments in the securities of the banking and financing sector. Under normal market conditions, the Pacific Horizon Fund will invest at least 25% of its net assets in such investments. The Pacific Horizon Fund invests in both First Tier and Second Tier Securities as defined by Rule 2a-7 under the 1940 Act.

      The Nations Fund invests in obligations denominated in U.S. dollars and consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits and banker's' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks) and U.S. and London branches of foreign banks, provided that such institutions have total assets of $1 billion or more (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund;
(iv) high quality short-term taxable obligations issued by state and local governments; (v) instruments eligible for purchase by Nations Government Reserves; and (vi) repurchase agreements and reverse purchase agreements involving any of the foregoing obligations. Similar, although not identical to, the Pacific Horizon Fund, the Nations Fund reserves the right to concentrate (i.e., invest more than 25% of its assets) investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. The Fund may also invest in guaranteed investment contracts and in securities issued by other investment companies. The short term obligations that may be purchased include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in or debt instruments backed by the securities and other assets owned by such issuers. For temporary defensive purposes, the investment advisers may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase


                                     III-2
agreements and cash. Each Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturity not exceeding 397 days and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds. The Nations Fund, unlike the Pacific Horizon Fund limits its investment to "First-Tier Securities" as defined by Rule 2a-7 under the 1940 Act.

III.  PACIFIC HORIZON TAX-EXEMPT MONEY FUND/
      NATIONS MUNICIPAL RESERVES

      Investment Objectives:

      1. Pacific Horizon Tax Exempt Money Fund: to seek current income exempt from Federal taxes, a stable share price and daily liquidity.

      2. Nations Municipal Reserves: to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

      Comment: The Pacific Horizon Fund pursues its objective by investing at least 80% of its assets in a diversified portfolio of federally tax-exempt short term debt oblations issued by, or on behalf of, states, territories and possessions of the United States, including those issued by the U.S. government, its agencies, and instrumentalities, municipalities, local governments, other political subdivisions ("Municipal Securities"). Under normal circumstances, all investments of the Pacific Horizon Fund will be in the highest short-term rating category or will be issued by issuers with such ratings (or, if unrated will be of comparable quality). For temporary defensive purposes, or if the investment adviser does not feel that suitable securities in the highest short-term rating category are available, the Fund may invest in investments in the second-highest short-term rating category. The Fund also may invest up to 20% of its assets in taxable obligations.

      Similar to the Pacific Horizon Fund, under normal market conditions, the Nations Fund will also invest at least 80% of its total assets in Municipal Securities. Unlike the Pacific Horizon Fund, the Nations Fund may also invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass through certificates. Like the Pacific Horizon Fund, the Nations Fund also may invest up to 20% of the total value of its assets in taxable instruments. The Nations Fund, however, intends to limit any such investment in money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. Like the Pacific Horizon Fund, the Nations Fund may hold cash reserves pending investment during temporary defensive periods or if the investment adviser believes that desirable tax-exempt obligations are unavailable.

      Each Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturity not exceeding 397 days and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Pacific Horizon Fund and the Nations Fund are permitted to invest their assets in both First Tier Securities and Second


                                     III-3

Tier Securities, as those terms are defined by the SEC, in accordance with Rule 2a-7 under the 1940 Act. The Pacific Horizon Fund will invest in both First Tier and Second Tier Securities but the Nations Fund will invest only in First Tier Securities.

IV.   PACIFIC HORIZON TREASURY FUND/
      NATIONS TREASURY RESERVES

      Investment Objectives:

      1. Pacific Horizon Treasury Fund: to seek current income, a stable share price and daily liquidity.

      2. Nations Treasury Reserves: to preserve principal value and maintain a high degree of liquidity while providing current income.

      Comment: Each Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturity not exceeding 397 days and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Pacific Horizon Fund pursues its investment objective by investing solely in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds, repurchase agreements backed by U.S. Treasury bills, notes and bonds. All of the Fund's investments will be in the highest short-term rating category or will issued by issuers with such ratings. The Pacific Horizon Fund will invest only in First Tier Securities as defined by Rule 2a-7 under the 1940 Act.

      Like the Pacific Horizon Fund, the Nations Fund also typically invests in direct obligations issued by the U.S. Treasury, STRIPS and repurchase agreements and reverse agreements involving such obligations. Under normal market conditions, the Nations Fund will invest 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Nations Fund may also invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds. Like the Pacific Horizon Fund, the Nations Fund will invest only in First Tier Securities.


V.    PACIFIC HORIZON TREASURY ONLY FUND/
   NATIONS GOVERNMENT RESERVES

      Investment Objectives:

      1. Pacific Horizon Treasury Only Fund: to seek current income, a stable share price and daily liquidity.

      2. Nations Government Reserves: to preserve principal value and maintain a high degree of liquidity while providing current income.



                                     III-4

      Comment: Each Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturity not exceeding 397 days and each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Pacific Horizon Fund will pursue its investment objective by investing solely in the obligations of the U.S. Treasury. U.S. Treasury securities are backed by the full faith and credit of the U.S. Government and include U.S. Treasury bills, notes and bonds. All of the Fund's investments will be in the highest short-term rating category or will be issued by issuers with such ratings. The Pacific Horizon Fund will invest in "First Tier Securities" as defined by Rule 2a-7 under the 1940 Act.

      Like the Pacific Horizon Fund, the Nations Fund also typically invests in direct obligations issued by the U.S. Treasury and STRIPS. Unlike the Pacific Horizon Fund, the Nations Fund may also purchase obligations, the principal and interest of which are backed by the full faith and credit of the U.S. Government. The Nations Fund, unlike the Pacific Horizon Fund, may enter into repurchase agreements involving such obligations. Like the Pacific Horizon Fund, the Nations Fund will invest only in First Tier Securities.



                                     III-5

                                   APPENDIX IV

       Shareholder Transactions and Services of the Nations Funds and the
                      Corresponding Pacific Horizon Funds

                 -----------------------------------------------

      This Appendix compares the shareholder transactions and services of the Pacific Horizon Funds and the corresponding Nations Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Pacific Horizon Funds and Nations Funds which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will generally continue to honor any standing instructions regarding the corresponding Pacific Horizon Fund classes, under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Fund class.

I.    Pacific Horizon Funds - A Shares

      Corresponding Nations Funds - Investor A Shares

      A. Sales Charges and Exemptions

      There is a maximum sales charge of 5.75% on A Shares of the Pacific Horizon Asset Allocation, Blue Chip and Capital Income Funds, 3.25% on the Intermediate Bond Fund and 4.75% on the California Municipal Bond Fund. The sales charge on the A Shares of the Pacific Horizon Funds may decrease as the amount a shareholder invests increases. Also there is no sales charge on purchases of A shares of $1 million or more. However, unless a Pacific Horizon Fund shareholder participates in the Bank of America Daily Advantage(R) or Advantage Plus3 programs, a contingent deferred sales charge will be imposed as follows: 1% redemptions made within 1 year of purchases made on or after November 16, 1998, declining to 0.50% in the second year, and eliminated thereafter, or 1% on redemptions made within 18 months of purchases made before November 16, 1998. An investor also may be entitled to reduced sales charges on A Shares through rights of accumulation, letter of intent, quality discounts or through certain affiliations with BankAmerica Corporation.

      There is a maximum sales charge of 5.75% on Investor A Shares of the Nations Capital Income, Asset Allocation and Blue Chip Funds, 3.25% on the Intermediate Bond Fund and 4.25% on the California Municipal Bond Fund. Sales charges are reduced as the amount invested increases. An investor also may be entitled to reduced sales charges on Investor A Shares through Rights of Accumulation, a Letter of Intent, Quantity Discounts or through certain affiliations with BankAmerica Corporation. Investor A Shares of each of the Nations Funds have in addition a 1.00% maximum deferred sales charge which is imposed only if shares are redeemed within two years of purchase.

      B. Purchase Policies


                            Pacific Horizon Funds      Nations Funds

Minimum initial investment  $500 for a regular         $1,000 for a regular
                            account; $100 for          account; $500 for IRA
                            investors purchasing       investors; $250 for
                            through BofA or its        non-working spousal
                            affiliate*; $500 for IRA   IRAs; $100 for investors
                            or SEP IRA investors;      participating in the
                            $250 for non-working       Systematic Investment
                            spousal IRAs; $2500        Plan; no minimum

------------------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

                            for SEP-IRAs.              investment for 401(k)
                                                       plans, simplified
                                                       employee pension plans
                                                       ("SEPs"), Savings
                                                       Incentives Method Plans
                                                       for Employees ("SIMPLE
                                                       IRAs") and salary
                                                       reduction-IRAs
                                                       ("SAR-IRAs").**

Minimum subsequent          $50 for regular accounts   $100; $50 for subsequent
investments                 and $0 for investors       investments made through
                            purchasing through BofA    the Systematic Investment
                            or its affiliates; for     Plan.
                            IRA or SEP IRA investors;
                            for non-working spousal
                            IRAs; or for SEP-IRAs with
                            more than one participant.

Purchase methods            Through Bank of America;   Through Selling Agents,
                            Service Organizations; by  Servicing Agents, a
                            mail; by wire; by          Nations Fund Personal
                            telephone; or Teletrade.   Investment Planner
                                                       account; by mail; by
                                                       wire; by telephone# and
                                                       a Systematic Investment
                                                       Plan.

      C. Redemption Procedures

                            Pacific Horizon Funds      Nations Funds

Through an authorized       Yes                        Yes
selling or servicing agent
By mail                     Yes                        Yes
By telephone                Yes                        Yes#
By wire                     Yes                        Yes


--------------------------------------------------------------------------------
** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

Check writing feature         Yes ($500 transaction             None
(fixed income funds, only)    minimum)

By automatic withdrawal plan  Yes (net asset value of account   Yes (net asset value of account
                              must be $5,000)                   must be $10,000)@

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares and Pacific Horizon may redeem A Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds            Nations Funds

Systematic/automatic        Yes ($50 minimum initial and     Yes (in any amount from $50
investment plan             subsequent investment)           to $100,000).

      E. Share Exchanges

                            Pacific Horizon Funds            Nations Funds

By mail                     Yes                              Yes
By telephone                Yes                              Yes
Minimum                     The A Shares exchanged           The Investor A Shares
                            must have a current value        exchanged must have a
                            of at least $500.                current value of at
                                                             least $1,000
Automatic exchange feature  No                               Yes.  A shareholder may
                                                             automatically exchange
                                                             at least $25 on a
                                                             monthly or quarterly
                                                             basis.

-----------------------
@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

      Investor A Shares of a Nations Fund may be exchanged for Investor A Shares of most other Nations Funds. Exchanges are subject to the minimum investment and other requirements imposed.

      A Shares of a Pacific Horizon Fund may be exchanged for A Shares of any other Pacific Horizon Fund or Time Horizon Fund, a separate investment company advised by Bank of America. Exchanges are subject to the minimum investment requirements imposed.

II.   Pacific Horizon Funds - B Shares

      Corresponding Nations Funds - Investor B Shares

      A. Sales Charges and Exemptions

      There is a maximum deferred sales charge of 5.00% on B Shares and Investor B Shares of each of the Pacific Horizon Funds and the Nations Funds, respectively if such shares are redeemed within a specified number of years of the initial purchase. The deferred sales charge is reduced as the number of years the shares are held increases, and there is no deferred sales charge on shares held for six years or longer.

      B. Purchase Policies


                            Pacific Horizon Funds      Nations Funds

Minimum  initial investment $500 for a regular         $1,000 for a regular
                            account; $100 for          account; $500 for IRA
                            investors purchasing       investors; $250 for
                            through BofA or its        non-working spousal
                            affiliate*; $500 for IRA   IRAs; $100 for investors
                            or SEP IRA investors;      participating in the
                            $250 for non-working       Systematic Investment
                            spousal IRAs; $2500 for    Plan; no minimum
                            SEP-IRAs with more than    investment for 401(k)
                            one participant.           plans, simplified
                                                       employee pension plans
                                                       ("SEPs"), Savings
                                                       Incentives Method Plans
                                                       for Employees ("SIMPLE
                                                       IRAs") and salary
                                                       reduction-IRAs
                                                       ("SAR-IRAs").**

---------------------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.
** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

Minimum subsequent          $50 for regular accounts   $100; $50 for subsequent
investments                 and $0 for investors       investments made through
                            purchasing through BofA    the Systematic
                            or its affiliate; for IRA  Investment Plan.
                            or SEP IRA investors; for
                            non-working spousal IRAs;
                            or for SEP-IRAs.

Purchase methods            Through Bank of America;   Through Selling Agents,
                            Service Organizations; by  Servicing Agents, a
                            mail; by wire; by          Nations Fund Personal
                            telephone; or Teletrade.   Investment Planner
                                                       account; by mail; by
                                                       wire; by telephone# and
                                                       a Systematic Investment
                                                       Plan.

C.    Redemption Procedures

                                    Pacific Horizon Funds              Nations Funds

Through an authorized               Yes                                Yes
selling or servicing agent
By mail                             Yes                                Yes
By telephone                        Yes                                Yes#
By wire                             Yes                                Yes
Check writing feature               Yes ($500 transaction              None
(fixed income funds, only)          minimum)
By automatic withdrawal plan        Yes (net asset value of account    Yes (net asset value of plan of account
                                    must be $5,000)                    must be $10,000)@

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor B Shares and Pacific Horizon may redeem B Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of

------------------------
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        Yes ($50 minimum initial   Yes (in any amount from
investment plan             and subsequent investment) $50 to $100,000).
Conversion feature          Yes (to A Shares in 8      Yes (to Investor A
                            years)                     shares in 8 years)

      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds

By mail                     Yes                        Yes
By telephone                Yes                        Yes
Minimum                     The B Shares exchanged     The Investor B Shares
                            must have a current value  exchanged must have a
                            of at least $500.          current value of at
                                                       least $1,000
Automatic exchange feature  None                       None

      Investor B Shares of a Nations Fund may be exchanged for Investor B Shares of most other Nations Funds or Investor C Shares of Nations Fund money market funds. Exchanges are subject to the minimum investment requirements imposed.

      B Shares of a Pacific Horizon Fund may be exchanged for B Shares of any other Pacific Horizon Fund or Time Horizon Fund or the Y Shares of Pacific Horizon's Prime Fund. Exchanges are subject to the minimum investment requirements imposed.

III.  Pacific Horizon Fund - K Shares

   Corresponding Nations Fund - Investor C Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's K Shares are offered at net asset value with no front-end or contingent deferred sales charges.

      Nations Funds Investor C Shares are subject to a maximum deferred sales charge of 1.00% of the lower of the original purchase price or redemption proceeds.

      B. Purchase Policies

                            Pacific Horizon Funds      Nations Funds

Minimum  initial investment $500 for a regular         $1,000 for a regular
                            account; $100 for          account; $500 for IRA
                            investors purchasing       investors; $250 for
                            through BofA or its        non-working spousal
                            affiliate*; $500 for IRA   IRAs; $100 for investors
                            or SEP IRA investors;      participating in the
                            $250 for non-working       Systematic Investment
                            spousal IRAs; $2500 for    Plan; no minimum
                            SEP-IRAs with more than    investment for 401(k)
                            one participant.           plans, simplified
                                                       employee pension plans
                                                       ("SEPs"), Savings
                                                       Incentives Method Plans
                                                       for Employees ("SIMPLE
                                                       IRAs") and salary
                                                       reduction-IRAs
                                                       ("SAR-IRAs").**

Minimum subsequent          $50 for regular accounts   $100; $50 for subsequent
investments                 and $0 for investors       investments made through
                            purchasing through BofA    the Systematic
                            or its affiliate; for IRA  Investment Plan.
                            or SEP IRA investors; for
                            non-working spousal IRAs;
                            or for SEP-IRAs.

--------------------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.
** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

Purchase methods            Through Bank of America;   Through Selling Agents,
                            Service Organizations; by  Servicing Agents, a
                            mail; by wire; by          Nations Fund Personal
                            telephone; or Teletrade.   Investment Planner
                                                       account; by mail; by
                                                       wire; by telephone# and
                                                       a Systematic Investment
                                                       Plan.



C.    Redemption Procedures

                                    Pacific Horizon Funds                   Nations Funds

Through an authorized               Yes                                     Yes
selling or servicing agent
By mail                             Yes                                     Yes
By telephone                        Yes                                     Yes#
By wire                             Yes                                     Yes
Check writing feature               Yes ($500 transaction                   None
(fixed income funds, only)          minimum)
By automatic withdrawal plan        Yes (net asset value of account         Yes (net asset value of account
(fixed income fund only)            must be $5,000)                         must be $10,000)@

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor C Shares and Pacific Horizon may redeem K Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

-----------------------
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds            Nations Funds

Systematic/automatic        Yes ($50 minimum initial and     Yes (in any amount from $50
investment plan             subsequent investment)           to $100,000).

      E. Share Exchanges

                            Pacific Horizon Funds            Nations Funds

By mail                     Yes                              Yes
By telephone                Yes                              Yes
Minimum                     The K Shares exchanged           The Investor C Shares
                            must have a current value        exchanged must have a
                            of at least $500.                current value of at
                                                             least $1,000
Automatic exchange feature  No                               Yes.  A shareholder may
                                                             automatically exchange
                                                             at least $25 on a
                                                             monthly or quarterly
                                                             basis.

      Investor C Shares of a Nations Fund may be exchanged for Investor C Shares of most other non-money market Nations Fund or Daily shares of any non-money market Nations Fund. Exchanges are subject to the minimum investment and other requirements imposed.

      K Shares of a Pacific Horizon Fund may be exchanged for K Shares of any other Pacific Horizon Fund or Time Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

IV.   Pacific Horizon Funds - SRF Shares

      Corresponding Nations Funds - Seafirst Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's SRF Shares and Nations Funds Seafirst Shares are offered at net asset value with no front-end or contingent deferred sales charges.

      B. Purchase Policies

                            Pacific Horizon Funds              Nations Funds*

Minimum  initial investment None                               None

Minimum subsequent          None                               None
investments

Purchase methods            Through Bank of America;           None
                            Service Organizations; by
                            mail; by wire; by telephone; or
                            Teletrade.



C.    Redemption Procedures

                            Pacific Horizon Funds              Nations Funds

Through an authorized       Yes                                Yes
selling or servicing agent
By mail                     Yes                                Yes
By telephone                Yes                                Yes
By wire                     Yes                                Yes
Check writing feature       None                               None
By automatic withdrawal     None                               None
plan

         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Seafirst Shares and Pacific Horizon may redeem SRF Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

-----------------------
*    Seafirst Shares of Nations Funds will not be offered to new investors.

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        None                       None
investment plan


      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds**

By mail                     Yes                        [n/a]
By telephone                Yes                        [n/a]
Minimum                     None                       [n/a]
Automatic Conversion Plan   On June 23, 2000 to A      [n/a]
                            Shares

      SRF Shares of a Pacific Horizon Fund may be exchanged for SRF Shares or A Shares of any other Pacific Horizon Fund or Time Horizon Fund or Pacific Horizon Shares of the Pacific Horizon Prime Fund. Exchanges are subject to the minimum investment requirements imposed.

V.    Pacific Horizon Funds - S Shares

      Corresponding Nations Funds - Daily Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's S Shares and Nations Funds' Daily Shares are both offered at net asset value with no front-end or contingent deferred sales charges.

      B. Purchase Policies

                            Pacific Horizon Funds***   Nations Funds

Minimum initial investment  None                       $1,000 for a regular
                                                       account; $500 for IRA
                                                       investors; $250 for
                                                       non-working spousal
                                                       IRAs; $100 for investors
                                                       participating in the
                                                       Systematic

* Seafirst Shares of Nations Funds will not be offered to new investors. *** Service Organizations set their own terms and conditions regarding purchases, exchanges, redemptions, investment limits and balance requirements.

                                                       Investment Plan; no
                                                       minimum investment for
                                                       401(k) plans, simplified
                                                       employee pension plans
                                                       ("SEPs"), Savings
                                                       Incentives Method Plans
                                                       for Employees ("SIMPLE
                                                       IRAs") and salary
                                                       reduction-IRAs
                                                       ("SAR-IRAs").**

Minimum subsequent          None                       $100; $50 for subsequent
investments                                            investments made through
                                                       the Systematic
                                                       Investment Plan.

Purchase methods            Through departments of     Through Selling Agents,
                            Bank of America or         Servicing Agents, a
                            Service Organizations      Nations Fund Personal
                                                       Investment Planner
                                                       account; by mail; by
                                                       wire; by telephone# and a
                                                       Systematic Investment
                                                       Plan.

C.    Redemption Procedures

                            Pacific Horizon Funds      Nations Funds

Through an authorized       Yes                        Yes
selling or servicing agent
By mail                     Terms set by Service       Yes
                            Organization
By telephone                Terms set by Service       Yes#
                            Organization
By wire                     Terms set by Service       Yes

--------------------------------------------------------------------------------
** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

                            Organization
Check writing feature       None                       Yes ($250 transaction
                                                       minimum)
By automatic withdrawal     Terms set by Service       Yes (net asset value of
plan                        Organization               account must be $10,000)@

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Daily Shares and Pacific Horizon may redeem S Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        Terms set by Service       Yes (in any amount from
investment plan             Organization               $50 to $100,000).

      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds

By mail                     Terms set by Service       Yes
                            Organization
By telephone                Terms set by Service       Yes
                            Organization
Minimum                     Terms set by Service       The Daily Shares
                            Organization               exchanged must have a
                                                       current value of at
                                                       least $1,000
Automatic exchange feature  Terms set by Service       Yes.  A shareholder may
                            Organization               automatically exchange at
                                                       least $25 on a monthly or

----------
@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

                                                       quarterly basis.

      [Daily Shares of a Nations Fund may be exchanged for Daily Shares or Investor C shares of any other Nations Fund.] Exchanges are subject to the minimum investment requirements imposed.

      The exchange features of Pacific Horizon's S Shares are determined by the investor's Service Organization.

VI.   Pacific Horizon Funds - X Shares

      Corresponding Nations Funds - Daily Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's X Shares and Nations Funds' Daily Shares are both offered at net asset value with no front-end or contingent deferred sales charges.

      B. Purchase Policies

                            Pacific Horizon Funds***   Nations Funds

Minimum initial investment  None                       $1,000 for a regular
                                                       account; $500 for IRA
                                                       investors; $250 for
                                                       non-working spousal
                                                       IRAs; $100 for investors
                                                       participating in the
                                                       Systematic Investment
                                                       Plan; no minimum
                                                       investment for 401(k)
                                                       plans, simplified
                                                       employee pension plans
                                                       ("SEPs"), Savings
                                                       Incentives Method Plans
                                                       for Employees ("SIMPLE
                                                       IRAs") and salary
                                                       reduction-IRAs
                                                       ("SAR-IRAs").**

Minimum subsequent          None                       $100; $50 for subsequent
investments                                            investments made through
                                                       the Systematic
                                                       Investment Plan.

*** Service Organizations set their own terms and conditions regarding purchases, exchanges, redemptions, investment limits and balance requirements.
** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

Purchase methods            Through departments of     Through Selling Agents,
                            Bank of America or         Servicing Agents, a
                            Service Organizations      Nations Fund Personal
                                                       Investment Planner
                                                       account; by mail; by
                                                       wire; by telephone# and a
                                                       Systematic Investment
                                                       Plan.
C.    Redemption Procedures

                            Pacific Horizon Funds      Nations Funds

Through an authorized       Yes                        Yes
selling or servicing agent

By mail                     Terms set by Service       Yes
                            Organization

By telephone                Terms set by Service       Yes#
                            Organization

By wire                     Terms set by Service       Yes
                            Organization

Check writing feature       None                       Yes ($250 transaction
                                                       minimum)

By automatic withdrawal     Terms set by Service       Yes (net asset value of
plan                        Organization               account must be $10,000)@

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Daily Shares and Pacific Horizon may redeem X Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

-----------------------------
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        Terms set by Service       Yes (in any amount from
investment plan             Organization               $50 to $100,000).

      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds

By mail                     Terms set by Service       Yes
                            Organization

By telephone                Terms set by Service       Yes
                            Organization

Minimum                     Terms set by Service       The Daily Shares
                            Organization               exchanged must have a
                                                       current value of at
                                                       least $1,000

Automatic exchange feature  Terms set by Service       Yes.  A shareholder may
                            Organization               automatically exchange at
                                                       least $25 on a monthly or
                                                       quarterly basis.

      [Daily Shares of a Nations Fund may be exchanged for Daily Shares or Investor C shares of any other Nations Fund.] Exchanges are subject to the minimum investment requirements imposed.

      The exchange features of Pacific Horizon's X Shares are determined by the investor's Service Organization.

VII.  Pacific Horizon Funds - Y Shares

      Corresponding Nations Funds - Service Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's Y Shares and Nations Funds' Service Shares are both offered at net asset value with no front-end or contingent deferred sales charges.

      B. Purchase Policies

                            Pacific Horizon Funds***   Nations Funds

Minimum initial investment  None                       None

Minimum subsequent          None                       None
investments

Purchase methods            Through departments of     Through Selling Agents,
                            Bank of America or         Servicing Agents, a
                            Service Organizations      Nations Fund Personal
                                                       Investment Planner
                                                       account; by mail; by
                                                       wire; by telephone# and a
                                                       Systematic Investment
                                                       Plan.
C.    Redemption Procedures

                            Pacific Horizon Funds      Nations Funds

Through an authorized       Yes                        Yes
selling or servicing agent

By mail                     Terms set by Service       Yes
                            Organization

By telephone                Terms set by Service       Yes#
                            Organization

By wire                     Terms set by Service       Yes
                            Organization

Check writing feature       None                       Yes ($250 transaction
                                                       minimum)

By automatic withdrawal     Terms set by Service       Yes (net asset value of
plan                        Organization               account must be $10,000)@

----------------------
*** Service Organizations set their own terms and conditions regarding purchases, exchanges, redemptions, investment limits and balance requirements.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

Reinstatement Privileges    Within 120 days only for   None
                            exchanges of B Shares into
                            Y Shares of Pacific
                            Horizon's Prime Fund.

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Service Shares and Pacific Horizon may redeem Y Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        Terms set by Service       Yes (in any amount from
investment plan             Organization               $50 to $100,000).+

      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds

By mail                     Terms set by Service       Yes
                            Organization

By telephone                Terms set by Service       Yes
                            Organization

Minimum                     Terms set by Service       None
                            Organization

Automatic exchange feature  Terms set by Service       Yes.  A shareholder may
                            Organization               automatically exchange at
                                                       least $25 on a monthly or
                                                       quarterly basis.
-----------------------
@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.
+    Minimum initial investment: $1,000.

      [Service Shares of a Nations Fund may be exchanged for Service Shares of any other Nations Fund.] Exchanges are subject to the minimum investment requirements imposed.

      Pacific Horizon's Y Shares of the Prime Fund may be exchanged for B Shares of any other Pacific Horizon Fund or Y Shares of the Treasury Fund. Shares of the Treasury Fund may be exchanged only for Y Shares of the Prime Fund. Exchanges are subject to the minimum investment requirements imposed. check

VIII. Pacific Horizon Funds - Horizon Service Shares

      Corresponding Nations Funds - Adviser Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's Horizon Service Shares and Nations Funds' Adviser Shares are both offered at net asset value with no front-end or contingent deferred sales charges.

      B. Purchase Policies

                            Pacific Horizon Funds***   Nations Funds

Minimum initial investment  $500,000                   $100,000

Minimum subsequent          None                       None
investments

Purchase methods            Directly by institutional  Through Stephens, the
                            clients or through         Transfer Agent, or their
                            selected Service           respective agents
                            Organizations upon
                            execution of the
                            appropriate account
                            documentation

C.    Redemption Procedures

                            Pacific Horizon Funds      Nations Funds

Through an authorized       Yes                        Yes
selling or servicing agent

By telephone                Yes                        Yes

By wire                     Yes                        Yes

--------------------------
*** Service Organizations set their own terms and conditions regarding purchases, exchanges, redemptions, investment limits and balance requirements.

Check writing feature       None                       None

By automatic withdrawal     [to be inserted]           None
plan

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Adviser Shares and Pacific Horizon may redeem Horizon Service Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        Terms set by Service       None
investment plan             Organization

      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds

By mail                     Terms set by Service       [to be inserted]
                            Organization

By telephone                Terms set by Service       Yes
                            Organization

Minimum                     Terms set by Service       $100,000
                            Organization

Automatic exchange feature  Terms set by Service       None
                            Organization

      [Adviser Shares of a Nations Fund may be exchanged for Adviser Shares of any other Nations Fund.] Exchanges are subject to the minimum investment requirements imposed.

      Horizon Service Shares of a Pacific Horizon Fund may be exchanged for Horizon Service Shares of any other Pacific Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

IX.   Pacific Horizon Funds - Horizon Shares

      Corresponding Nations Funds - Capital Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's Horizon Shares and Nations Funds' Capital Shares are both offered at net asset value with no front-end or contingent deferred sales charges.

      B. Purchase Policies

                            Pacific Horizon Funds***   Nations Funds

Minimum initial investment  $500,000*                  $1,000,000

Minimum subsequent          None                       None
investments

Purchase methods            Directly by institutional  Through Stephens, the
                            clients or through         Transfer Agent, or their
                            selected Service           respective agents
                            Organizations upon
                            execution of the
                            appropriate account
                            documentation



C.    Redemption Procedures

                            Pacific Horizon Funds      Nations Funds

Through an authorized       Yes                        Yes
selling or servicing agent

By telephone                Yes                        Yes

By wire                     Yes                        Yes

Check writing feature       None                       None

By automatic withdrawal     [to be inserted]           None
plan
      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Capital Shares and Pacific Horizon may redeem Horizon Shares, if the

----------------------
*** Service Organizations set their own terms and conditions regarding purchases, exchanges, redemptions, investment limits and balance requirements.
*    Purchases by checks are not permitted.

balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        Terms set by Service       None
investment plan             Organization

      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds

By mail                     Terms set by Service       [to be inserted]
                            Organization

By telephone                Terms set by Service       Yes
                            Organization

Minimum                     Terms set by Service       None
                            Organization

Automatic exchange feature  Terms set by Service       None
                            Organization

      [Capital Shares of a Nations Fund may be exchanged for Capital Shares of any other Nations Fund.] Exchanges are subject to the minimum investment requirements imposed.

      Horizon Shares of a Pacific Horizon Fund may be exchanged for Horizon Shares of any other Pacific Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

X.    Pacific Horizon Funds - Pacific Horizon Shares

      Corresponding Nations Funds - Investor Shares

   A. Sales Charges and Exemptions

      Pacific Horizon's Pacific Horizon Shares and Nations Funds' Investor Shares are both offered at net asset value with no front-end or contingent deferred sales charges.

      B. Purchase Policies

                            Pacific Horizon Funds      Nations Funds

Minimum initial investment  $500 for a regular         $25,000
                            account; $500 for IRA or
                            Roth IRA and SEP IRAs;
                            $250 for non-working
                            spousal IRAs; $2500 for
                            SEP-IRAs with more than
                            one participant; $50
                            through Direct Deposit
                            Program.

Minimum subsequent          $50, $500 for Teletrade,   None
investments                 $0 for investors
                            purchasing through BofA
                            or its affiliations; for
                            IRA or Roth IRA
                            investors; for
                            non-working spousal
                            IRAs; or for SEP-IRAs.

Purchase methods            Through Bank of America    [to be inserted]
                            or Service Organizations.


C.    Redemption Procedures

                            Pacific Horizon Funds      Nations Funds

Through an authorized       Yes                        Yes
selling or servicing agent

By mail                     Yes                        [to be inserted]

By telephone                [to be inserted]           [to be inserted]

By wire                     Yes                        [to be inserted]

Check writing feature       Yes (transaction minimum:  Yes (transaction
                            $500)                      minimum: $500)

By automatic withdrawal     Yes (net asset value of    None
                            account must be $5,000)

Reinstatement privileges    Yes (within 90 days)       Yes (within 90 days)

      Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor Shares and Pacific Horizon may redeem Pacific Horizon Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Pacific Horizon also may redeem shares of the Nations Funds and Pacific Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

      D.    Additional Shareholder Services

                            Pacific Horizon Funds      Nations Funds

Systematic/automatic        Yes ($50 minimum initial   None
investment plan             and subsequent
                            investment).

      E. Share Exchanges

                            Pacific Horizon Funds      Nations Funds

By mail                     [to be inserted]           Yes

By telephone                Yes                        Yes

Minimum                     The Pacific Horizon        None
                            Shares exchanged must
                            have a current value of
                            a least $500.

Automatic exchange feature  None                       [to be inserted]

      [Investor Shares of a Nations Fund may be exchanged for Investor Shares or Investor B shares of any other Nations Fund.] Exchanges are subject to the minimum investment requirements imposed.

      Pacific Horizon Shares of a Pacific Horizon Fund may be exchanged for Pacific Horizon Shares of any other Pacific Horizon Fund or Time Horizon Fund, except Pacific Horizon Shares of the Pacific Horizon's Prime Fund acquired through an exchange of B Shares of a Time Horizon Fund may only be exchanged back to B shares of a Time Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

XI. Dividends for each of the Pacific Horizon Funds and Nations Funds are declared and paid as follows:

                            Pacific Horizon Funds      Nations Funds

Declared daily and paid     Tax-Exempt Money Fund      Municipal Reserves
monthly
                            Prime Fund                 Cash Reserves

                            Treasury Fund              Treasury Reserves

                            Treasury Only Fund         Government Reserves

                            California Tax-Exempt
                            Money Market Fund

Declared and paid           Blue Chip Fund             N/A
quarterly
                            Asset Allocation Fund

                            Capital Income Fund

                       Statement of Additional Information
                             Dated February 1, 1999

                           PACIFIC HORIZON FUNDS, INC.
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                  1-800-346-2087

                         NATIONS INSTITUTIONAL RESERVES
                        One NationsBank Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                  1-800-321-7854



    (April 12, 1999 Special Meeting of Shareholders of Pacific Horizon Funds)

            This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Pacific Horizon to be held on April 12, 1999. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Pacific Horizon or Nations at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


  Incorporation of Documents by Reference in Statement of Additional Information

      Further information about Nations Municipal Reserves, Nations Government Reserves, Nations Cash Reserves and Nations Treasury Reserves, is contained in and incorporated by reference to their statements of additional information dated September 1, 1998 and January ___, 1999.

      Further information about the Pacific Horizon Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund, California Tax-Exempt Money Market Fund, Capital Income Fund, Government Fund, Intermediate Bond Fund, Prime Fund, Tax-Exempt Fund, Treasury Fund and Treasury Only Fund, is contained in and incorporated herein by reference to their statements of additional information, dated July 1, 1998, as supplemented.

      The audited financial statements and related Report of Independent Accountants for the year ended March 31, 1998 and the unaudited financial statements for the semi-annual period ended September 30, 1998 for Nations Government Reserves, Nations Cash Reserves, Nations Municipal Reserves and Nations Treasury Reserves, are incorporated herein by reference. No other part of the annual or semi-annual reports are incorporated herein by reference.

      The audited financial statements and related Report of Independent Accountants for the year ended February 28, 1998 and the unaudited financial statements for the semi-annual period ended August 31, 1998 for the Pacific Horizon Asset Allocation, Blue Chip, California Municipal Bond, California Municipal Tax-Free Money Market, Capital Income, Government Intermediate Bond, Prime, Tax-Exempt Money, Treasury and Treasury Only Funds and the Blue Chip Portfolio and Investment Grade Bond Portfolio of Master Investment Trust, Series I are incorporated herein by reference. No other part of the annual or semi-annual reports are incorporated herein by reference.

                                Table of Contents


General Information............................................................4
Introductory Note to Pro Forma Financial Information...........................5

                               General Information

            The Reorganization contemplates the transfer of all of the assets and liabilities of each Pacific Horizon Fund to a corresponding Nations Fund in exchange for Shares of designated classes of the corresponding Nations Fund of equal value.

      The Shares issued by Nations will have an aggregate value equal to the aggregate value of the shares of the respective Pacific Horizon Funds that were outstanding immediately before the Closing.

      After the transfer of their assets and liabilities in exchange for Shares of the Nations Funds, the Pacific Horizon Funds will distribute the Shares of the Nations Funds to their shareholders in liquidation of the Pacific Horizon Funds. Each shareholder owning shares of a particular Pacific Horizon Fund at the Closing will receive Shares of the corresponding Nations Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the Closing on shares of the Pacific Horizon Funds. Nations will establish an account for each former shareholder of the Pacific Horizon Funds reflecting the appropriate number of Nations Fund Shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Pacific Horizon for each shareholder. Upon completion of the reorganization with respect to all funds of Pacific Horizon, all outstanding shares of the Pacific Horizon Funds will have been redeemed and cancelled in exchange for Shares of the Nations Funds distributed, and Pacific Horizon will wind up its affairs and be deregistered as an investment company under the 1940 Act and dissolved under Maryland law.

      For further information about the transaction, see the Proxy/Prospectus.

               Introductory Note to Pro Forma Financial Information

      The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Pacific Horizon Funds to the Nations Funds, accounted for as if each transfer had occurred as of September 30, 1998 (for the Shell Nations Funds and corresponding Pacific Horizon Funds) and October 31, 1998 (for the Operating Nations Funds and corresponding Pacific Horizon Funds). In addition, each pro forma combining statement has been prepared based upon the structure of the proposed fee and expense structure of the applicable surviving Nations Fund.

      The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Pacific Horizon Funds and Nations Funds included or incorporated herein by reference in this Statement of Additional Information. Each combination of the above Pacific Horizon Funds and Nations Funds will be accounted for as a tax-free reorganization.

[ pro forma financials to be distributed separately by NBAI ]

------------------------------------------------------------------------------------------------------------------------------------
                                NATIONS ASSET ALLOCATION FUND / PACIFIC HORIZON ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                       Pro Forma Combining Schedule of Investments (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                        September 30,1998
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                          Pacific
                  Pacific       Pro Forma                                                    Nations      Horizon     Pro Forma
Nations Asset  Horizon Asset      Asset                                                       Asset        Asset        Asset
  Allocation     Allocation     Allocation                                                  Allocation   Allocation   Allocation
    Shares         Shares         Shares                   Asset Description                  Value        Value        Value
                                                                                            (in 000's)   (in 000's)   (in 000's)

                                             COLLATERALIZED MORTGAGE OBLIGATIONS -
                                             12.38%
                   1,000,000      1,000,000  AESOP Funding II, Series 1997-1, Class                          1,021        1,021
                                             A1
                   1,750,000      1,750,000  Asset Securitization Corp., Series 1997-D5,                     1,868        1,868
                                             Class A1C
                   1,222,000      1,222,000  Chevy Chase Auto Receivables Trust, Series                      1,245        1,245
                                             1998-2, Class A
                   1,300,000      1,300,000  Circuit City Credit Card Master Trust,                          1,334        1,334
                                             Series 1995-1, Class A
                   1,715,000      1,715,000  Commercial Mortgage Acceptance Corp., Series                    1,795        1,795
                                             1998-C1, Class A2
                   1,800,000      1,800,000  Credit Suisse First Boston Mortgage                             1,886        1,886
                                             Securities Corp., Series 1998-C1, Class A1B
                   1,966,000      1,966,000  Criimi Mae CMBS Corp., Series 1998-1, Class                     1,975        1,975
                                             A1+
                   1,900,000      1,900,000  Donaldson, Lufkin, Jenrette, Commercial                         1,980        1,980
                                             Mortgage Corp., Series 1998-CG1, Class A1B
                   1,300,000      1,300,000  Fingerhut Master Trust, Series 1998-1, Class                    1,335        1,335
                                             A
                   2,000,000      2,000,000  First Union-Lehman Brothers-Bank of America                     2,080        2,080
                                             Trust, Series 1998-C2, Class A2
                   1,600,000      1,600,000  General Growth Properties, Series 1, Class                      1,684        1,684
                                             A2, 144A+
                   2,075,000      2,075,000  GMAC Commercial Mortgage Securities, Inc.,                      2,183        2,183
                                             Series 1997-C2, Class A3
                   2,350,000      2,350,000  Lehman Brothers Commercial Conduit Mortgage                     2,457        2,457
                                             Trust, Series 1998-C1, Class A3
                   2,750,000      2,750,000  Mortgage Capital Funding, Inc., Series                          2,911        2,911
                                             1998-MC1, Class A2
                   1,850,000      1,850,000  Mortgage Capital Funding, Inc., Series                          1,927        1,927
                                             1998-MC2, Class A2
                   2,050,000      2,050,000  Nomura Asset Securities Corp., Series                           2,149        2,149
                                             1998-D6, Class A1B
                         995            995  UAF Auto Grantor Trust, Series 1998-A, Class                    1,009        1,009
                                             A+
                  53,506,000     53,506,000  Vendee Mortgage Trust, Series 1998-1, Class                       736          736
                                             2, Interest Only Obligation




                                                                                                          Pacific
                  Pacific       Pro Forma                                                    Nations      Horizon     Pro Forma
Nations Asset  Horizon Asset      Asset                                                       Asset        Asset        Asset
  Allocation     Allocation     Allocation                                                  Allocation   Allocation   Allocation
    Shares         Shares         Shares                   Asset Description                  Value        Value        Value

                  53,124,000     53,124,000  Vendee Mortgage Trust, Series 1998-3, Class                       598          598
                                             10, Interest Only Obligation                    ---------------------------------------
                                                                                                    0       32,173       32,173

                                                                                             ---------------------------------------



                                             COMMON STOCK - 52.86%

                        18,600       18,600  United Technologies Corp.                                      1,422        1,422
                        10,000       10,000  AMR Corp.**                                                      554          554
                         3,900        3,900  UAL Corp.  **                                                    253          253
                         8,000        8,000  Tommy Hilfiger Corp. **                                          328          328
                        16,400       16,400  Chrysler Corp.                                                   785          785
                        10,800       10,800  Dana Corp.                                                       403          403
                        34,000       34,000  Ford Motor Co.                                                 1,596        1,596
                        21,000       21,000  BankBoston Corp.                                                 693          693
                        36,500       36,500  Chase Manhattan Corp.                                            995          995
                        15,700       15,700  Citicorp                                                       1,459        1,459
                        17,000       17,000  First Chicago NBD Corp.                                        1,164        1,164
                        42,000       42,000  First Union Corp.                                              2,150        2,150
                        29,700       29,700  Fleet Financial Group, Inc.                                    2,181        2,181
                        24,900       24,900  Mellon Bank Corp.                                              1,371        1,371
                        16,800       16,800  National City Corp.                                            1,108        1,108
                        12,800       12,800  PNC Bank Corp.                                                   576          576
                        22,800       22,800  Anheuser-Busch Cos., Inc.                                      1,231        1,231
                        35,500       35,500  Coca-Cola Co.                                                  2,046        2,046
                        19,600       19,600  PepsiCo, Inc.                                                    577          577
                        28,800       28,800  Masco Corp.                                                      709          709
                        12,700       12,700  Dow Chemical Co.                                               1,085        1,085
                        11,000       11,000  Du Pont (E. I.) De Nemours & Co.                                 617          617
                         8,200        8,200  PPG Industries, Inc.                                             448          448
                        14,900       14,900  Praxair, Inc.                                                    487          487
                        18,000       18,000  Solutia, Inc.                                                    406          406
                            1            1   ACNielson Corp.                                                    0            0
                        42,900       42,900  Cisco Systems, Inc.**                                          2,652        2,652
                        35,800       35,800  Lucent Technologies, Inc.                                      2,472        2,472
                         9,300        9,300  Compaq Computer Corp.                                            294          294
                        50,800       50,800  Dell Computer Corp.**                                          3,340        3,340
                         8,400        8,400  Eastman Kodak Co.                                                649          649
                        35,000       35,000  EMC Corp.**                                                    2,002        2,002
                        19,300       19,300  Sun Microsystems, Inc.**                                         961          961
                        11,500       11,500  Xerox Corp.                                                      975          975
                        41,400       41,400  HBO & Co.                                                      1,195        1,195
                        46,200       46,200  Microsoft Corp.**                                              5,085        5,085
                        21,400       21,400  Oracle Corp.                                                     623          623




                                                                                                          Pacific
                  Pacific       Pro Forma                                                    Nations      Horizon     Pro Forma
Nations Asset  Horizon Asset      Asset                                                       Asset        Asset        Asset
  Allocation     Allocation     Allocation                                                  Allocation   Allocation   Allocation
    Shares         Shares         Shares                   Asset Description                  Value        Value        Value
                        33,200       33,200  Avon Products, Inc.                                              932          932
                         8,600        8,600  Clorox Co.                                                       709          709
                        10,600       10,600  Newell Co.                                                       488          488
                        16,600       16,600  Procter & Gamble Co.                                           1,178        1,178
                        10,200       10,200  Unilever NV, New York                                            625          625
                        58,500       58,500  Edison International                                           1,503        1,503
                        27,300       27,300  FPL Group, Inc.                                                1,902        1,902
                        57,800       57,800  General Electric Co.                                           4,599        4,599
                        14,500       14,500  Transocean Offshore, Inc.                                        503          503
                        10,400       10,400  Halliburton Co.                                                  297          297
                        15,000       15,000  Brunswick Corp.                                                  194          194
                        21,100       21,100  Carnival Corp.                                                   671          671
                        19,800       19,800  Time Warner, Inc.                                              1,734        1,734
                        22,500       22,500  Viacom, Inc.,  Class B**                                       1,305        1,305
                        16,200       16,200  American Express Co.                                           1,258        1,258
                        19,600       19,600  Morgan Stanley Dean Witter Discover & Co.                        844          844
                        31,700       31,700  Providian Financial Corp.                                      2,688        2,688
                        18,700       18,700  Conagra, Inc.                                                    504          504
                         9,600        9,600  Heintz (H.J.) Co.                                                491          491
                        10,300       10,300  Pioneer Hi-Bred International, Inc.                              270          270
                        20,700       20,700  Quaker Oats Co.                                                1,221        1,221
                         9,600        9,600  Sara Lee Corp.                                                   518          518
                         4,100        4,100  United Healthcare Corp.                                          144          144
                        44,900       44,900  Abbott Laboratories                                            1,950        1,950
                        24,800       24,800  Biomet, Inc.                                                     860          860
                        11,200       11,200  Guidant Corp.                                                    832          832
                        13,100       13,100  Johnson & Johnson Co.                                          1,025        1,025
                        38,600       38,600  Allstate Corp.                                                 1,609        1,609
                        16,500       16,500  American General Corp.                                         1,054        1,054
                        32,400       32,400  Conseco, Inc.                                                    990          990
                         1,800        1,800  Equitable Cos., Inc.                                              75           75
                        23,400       23,400  SunAmerica, Inc.                                               1,427        1,427
                        13,600       13,600  Deere & Co.                                                      411          411
                        15,300       15,300  Ingersoll-Rand Co.                                               581          581
                         1,600        1,600  Aluminum Company of America                                      114          114
                        31,300       31,300  USX-U.S. Steel Group, Inc.                                       747          747
                        19,400       19,400  AlliedSignal, Inc.                                               686          686
                        16,000       16,000  Honeywell, Inc.                                                1,025        1,025
                        41,600       41,600  Tyco International Ltd.                                        2,299        2,299
                        13,000       13,000  Phillips Petroleum Co.                                           587          587
                        12,400       12,400  Sun Co., Inc.                                                    397          397


                                                                                                          Pacific
                  Pacific       Pro Forma                                                    Nations      Horizon     Pro Forma
Nations Asset  Horizon Asset      Asset                                                       Asset        Asset        Asset
  Allocation     Allocation     Allocation                                                  Allocation   Allocation   Allocation
    Shares         Shares         Shares                   Asset Description                  Value        Value        Value

                        23,800       23,800  USX - Marathon Group                                             843          843
                         7,700        7,700  Amoco Corp.                                                      415          415
                         9,600        9,600  Chevron Corp.                                                    807          807
                        54,600       54,600  Exxon Corp.                                                    3,832        3,832
                        26,200       26,200  Mobil Corp.                                                    1,990        1,990
                        14,100       14,100  Texaco, Inc.                                                     884          884
                        15,700       15,700  Kimberly-Clark Corp.                                             636          636
                        23,400       23,400  Owens-Illinois, Inc.                                             585          585
                         8,700        8,700  Temple Inland, Inc.                                              416          416
                        12,800       12,800  Biogen, Inc.                                                     843          843
                        30,700       30,700  Bristol-Meyers Squibb Co.                                      3,189        3,189
                         8,500        8,500  Merck & Co., Inc.                                              1,101        1,101
                        30,000       30,000  Pfizer, Inc.                                                   3,178        3,178
                        16,400       16,400  Schering-Plough Corp.                                          1,698        1,698
                        48,000       48,000  Warner-Lambert Co.                                             3,624        3,624
                         8,700        8,700  McGraw-Hill Cos., Inc.                                           689          689
                        18,200       18,200  New York Times Co., Class A                                      501          501
                        14,300       14,300  Marriott International, Inc., Class A                            341          341
                        11,000       11,000  McDonald's Corp.                                                 657          657
                        22,000       22,000  Gap, Inc.                                                      1,161        1,161
                        41,200       41,200  Home Depot, Inc.                                               1,627        1,627
                        51,600       51,600  TJX Cos., Inc.                                                   919          919
                        43,600       43,600  Wal-Mart Stores, Inc.                                          2,382        2,382
                        11,700       11,700  Albertson's, Inc.                                                633          633
                        23,200       23,200  Safeway, Inc.**                                                1,076        1,076
                        19,000       19,000  Harris Corp.                                                     608          608
                        13,400       13,400  Intel Corp.                                                    1,149        1,149
                        23,800       23,800  Maxim Integrated Products, Inc.  **                              664          664
                        49,700       49,700  Philip Morris Cos., Inc.                                       2,289        2,289
                        17,100       17,100  Burlington Northern Santa Fe Corp.                               547          547
                        31,400       31,400  Coastal Corp.                                                  1,060        1,060
                        32,600       32,600  AT&T Corp.                                                     1,905        1,905
                        35,300       35,300  BellSouth Corp.                                                2,656        2,656
                        27,100       27,100  GTE Corp.                                                      1,491        1,491
                        61,324       61,324  MCI Communications Corp.                                       2,997        2,997
                         8,100        8,100  Sprint Corp.                                                     583          583
                        23,900       23,900  U.S. West, Inc.                                                1,253        1,253
                                                                                           --------------------------------------
                                                                                                      0     137,368      137,368
                                                                                           ---------------------------------------


                                             CONVERTIBLE PREFERRED STOCK - .06%

                                                                                                          Pacific
                  Pacific       Pro Forma                                                    Nations      Horizon     Pro Forma
Nations Asset  Horizon Asset      Asset                                                       Asset        Asset        Asset
  Allocation     Allocation     Allocation                                                  Allocation   Allocation   Allocation
    Shares         Shares         Shares                   Asset Description                  Value        Value        Value
                                                                                            (in 000's)   (in 000's)   (in 000's)
                                                                                           ---------------------------------------
                                             Sealed Air Corp.                                   0           175          175
                                                                                           ---------------------------------------
                                             CORPORATE OBLIGATIONS -  - 15.63%
                                             CORPORATE BONDS - 13.54%
                   1,000,000      1,000,000  AON Corp.                                                      1,080        1,080
                   1,600,000      1,600,000  BHP Finance USA Ltd.                                           1,604        1,604
                   1,400,000      1,400,000  Capital One Bank                                               1,447        1,447
                   1,400,000      1,400,000  Case Credit Corp.                                              1,451        1,451
                   1,605,000      1,605,000  Coastal Corp.                                                  1,776        1,776
                   1,300,000      1,300,000  Consumers Energy Co.144A+                                      1,352        1,352
                   1,200,000      1,200,000  Cox Radio, Inc. 144A+                                          1,238        1,238
                   1,000,000      1,000,000  Federated Department Stores                                    1,092        1,092
                   2,200,000      2,200,000  Finova Capital Corp.                                           2,285        2,285
                   2,000,000      2,000,000  General Motors Acceptance Corp.                                2,095        2,095
                   1,200,000      1,200,000  GTE Corp.                                                      1,390        1,390
                   1,350,000      1,350,000  Hanson Overseas B.V.                                           1,448        1,448
                   1,250,000      1,250,000  James River Corp.                                              1,366        1,366
                   1,000,000      1,000,000  KN Energy, Inc.                                                1,024        1,024
                   1,500,000      1,500,000  Nabisco, Inc.                                                  1,523        1,523
                   1,250,000      1,250,000  News America Holdings, Inc.                                    1,398        1,398
                   1,500,000      1,500,000  Praxair, Inc.                                                  1,579        1,579
                   1,300,000      1,300,000  Salomon Smith Barney Holdings, Inc.                            1,350        1,350
                   1,200,000      1,200,000  Sears Roebuck Acceptance Corp.                                 1,236        1,236
                   1,100,000      1,100,000  Service Corp. International                                    1,145        1,145
                   1,300,000      1,300,000  TCI Communications, Inc.                                       1,358        1,358
                   1,250,000      1,250,000  Time Warner Inc., Pass-Through, 144A+                          1,278        1,278
                   1,100,000      1,100,000  USG Corp.                                                      1,176        1,176
                   1,000,000      1,000,000  Williams Cos., Inc.                                            1,020        1,020
                   1,400,000      1,400,000  Worldcom, Inc.                                                 1,477        1,477
                                                                                           ---------------------------------------
                                                                                                      0    35,188       35,188
                                                                                           ---------------------------------------

                                             MEDIUM TERM NOTES - 2.09%
                   1,400,000      1,400,000  Banco Latinoamericano, 144A+                                   1,386        1,386
                   1,500,000      1,500,000  MCN Investment Corp.                                           1,566        1,566
                   1,250,000      1,250,000  Paine Webber Group, Inc.                                       1,344        1,344
                   1,100,000      1,100,000  PSE&G Capital Corp.+                                           1,143        1,143
                                                                                           ---------------------------------------
                                                                                                      0     5,439        5,439
                                                                                           ---------------------------------------

                                                                                           ---------------------------------------
                                             TOTAL CORPORATE OBLIGATIONS                              0    40,627       40,627
                                                                                           ---------------------------------------

                                                                                                          Pacific
                  Pacific       Pro Forma                                                    Nations      Horizon     Pro Forma
Nations Asset  Horizon Asset      Asset                                                       Asset        Asset        Asset
  Allocation     Allocation     Allocation                                                  Allocation   Allocation   Allocation
    Shares         Shares         Shares                   Asset Description                  Value        Value        Value

                                             INVESTMENT COMPANIES - 1.43%
                   1,860,583      1,860,583  Temporary Investment Cash Fund                                 1,861        1,861
                   1,860,583      1,860,583  Temporary Investment Fund                                      1,861        1,861
                                                                                           ---------------------------------------
                                                                                                  0         3,722        3,722
                                                                                           ---------------------------------------

                                             US GOVERNMENT AGENCY OBLIGATIONS -
                                             14.03%
                      19,000         19,000  FHLMC Pool #533301                                                20           20
                   2,402,000      2,402,000  FHLMC Pool #E60891                                             2,454        2,454
                     632,000        632,000  FHLMC Pool #G10304                                               646          646
                   2,811,000      2,811,000  FNCI Pool #400028                                              2,868        2,868
                     837,000        837,000  FNCL Pool #313349                                                906          906
                   4,541,000      4,541,000  FNCL Pool #313644                                              4,664        4,664
                     345,000        345,000  FNCL Pool #325602                                                351          351
                   1,156,000      1,156,000  FNCX Pool #323191                                              1,173        1,173
                   2,000,000      2,000,000  FNMA Pool #1997-M5 Class C                                     2,201        2,201
                   1,166,000      1,166,000  FNMA Pool #345858                                              1,200        1,200
                   3,604,000      3,604,000  FNMA Pool #405210                                              3,701        3,701
                   3,632,000      3,632,000  FNMA Pool #437420                                              3,730        3,730
                      52,000         52,000  GNMA Pool #146301                                                 57           57
                   3,325,000      3,325,000  GNMA Pool #436800                                              3,463        3,463
                   2,611,000      2,611,000  GNMA Pool #448913                                              2,719        2,719
                   2,813,000      2,813,000  GNMA Pool #448958                                              2,930        2,930
                     970,000        970,000  GNMA Pool #449104                                              1,010        1,010
                     156,000        156,000  GNMA Pool #467788                                                163          163
                     443,000        443,000  GNMA Pool #469406                                                461          461
                     204,000        204,000  GNSF Pool #231236                                                218          218
                     167,000        167,000  GNSF Pool #258039                                                178          178
                     197,000        197,000  GNSF Pool #276635                                                210          210
                     233,000        233,000  GNSF Pool #278853                                                248          248
                     833,000        833,000  GNSF Pool #780330                                                898          898
                                                                                           ---------------------------------------
                                                                                                    0      36,469       36,469
                                                                                           ---------------------------------------

                                             US GOVERNMENT OBLIGATIONS - 3.91%
                   3,000,000      3,000,000  U.S. Treasury Strips*                                          2,027        2,027
                     750,000        750,000  U.S. Treasury Strips*                                            453          453
                  14,500,000     14,500,000  U.S. Treasury Strips*                                          5,057        5,057
                   2,900,000      2,900,000  U.S. Treasury Strips*                                            817          817
                   7,900,000      7,900,000  U.S. Treasury Strips*                                          1,811        1,811
                                                                                           ---------------------------------------
                                                                                                    0      10,165       10,165
                                                                                           ---------------------------------------

                                                                                                          Pacific
                  Pacific       Pro Forma                                                    Nations      Horizon     Pro Forma
Nations Asset  Horizon Asset      Asset                                                       Asset        Asset        Asset
  Allocation     Allocation     Allocation                                                  Allocation   Allocation   Allocation
    Shares         Shares         Shares                   Asset Description                  Value        Value        Value


                                                                                           ---------------------------------------
                                             TOTAL INVESTMENTS -100.3%  (COST $0,
                                             $236,835, $236,835 RESPECTIVELY)                    0         260,699      260,669
                                                                                           ---------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                NATIONS ASSET ALLOCATION FUND / PACIFIC HORIZON ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                     Pro Forma Combining Statement of Net Assets (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                      September 30,1998
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                        Pacific Horizon
                                        Nations Asset        Asset         Adjustments to Pro      Pro Forma
                                       Allocation Fund  Allocation Fund          Forma              Combined
-----------------------------------------------------------------------------------------------------------------
                                          (in 000's)       (in 000's)       (in 000's)             (in 000's)
--------------------------------------=======================================================   =================


TOTAL INVESTMENTS                       $     -       $     260,699       $     -                $  260,699
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES:
-----------------------------------------------------------------------------------------------------------------

Other assets and liabilities, net             -                (826)            -                      (826)
-----------------------------------------------------------------------------------------------------------------

Total Other Assets and Liabilities            -                (826)            -                      (826)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                             $      -       $     259,873       $     -               $   259,873
---------------------------------------=====================================================   ==================

-----------------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
-----------------------------------------------------------------------------------------------------------------

Investor A / Class A                   $      -       $      67,056       $     -             $      67,056
-----------------------------------------------------------------------------------------------------------------

Investor B / Class B                          -               1,211             -                     1,211
-----------------------------------------------------------------------------------------------------------------

Investor C / Class K                          -               1,360             -                     1,360
-----------------------------------------------------------------------------------------------------------------

Seafirst Class / Seafirst Class               -             190,246             -                   190,246
---------------------------------------=====================================================    =================

                                       $      -        $    259,873       $     -               $   259,873
---------------------------------------=====================================================    =================

-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING BY CLASS:
-----------------------------------------------------------------------------------------------------------------

Investor A / Class A                          -               3,164             -                     3,164
-----------------------------------------------------------------------------------------------------------------

Investor B / Class B                          -                  57             -                        57
-----------------------------------------------------------------------------------------------------------------

Investor C / Class K                          -                  64             -                        64
-----------------------------------------------------------------------------------------------------------------

Seafirst Class / Seafirst Class               -              11,660             -                    11,660
---------------------------------------=====================================================    =================

                                              -              14,945             -                    14,945
---------------------------------------=====================================================    =================

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE BY CLASS:
-----------------------------------------------------------------------------------------------------------------

Investor A / Class A                     $    -                $    21.19        $      -            21.19
-----------------------------------------------------------------------------------------------------------------

Investor B / Class B                     $    -                $    21.19        $      -            21.19
-----------------------------------------------------------------------------------------------------------------

Investor C / Class K                     $    -                $    21.17        $      -            21.17
-----------------------------------------------------------------------------------------------------------------

Seafirst Class / Seafirst Class          $    -                $    16.32        $      -            16.32
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                NATIONS ASSET ALLOCATION FUND / PACIFIC HORIZON ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------
                                     Pro Forma Combining Statement of Operations (unaudited)
-----------------------------------------------------------------------------------------------------------
                                       Twelve Month Period Ending September 30,1998
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                   Pacific Horizon
                                   Nations Asset        Asset         Adjustments to Pro      Pro Forma
                                  Allocation Fund  Allocation Fund          Forma              Combined
-----------------------------------------------------------------------------------------------------------
                                     (in 000's)       (in 000's)       (in 000's)             (in 000's)
----------------------------------=======================================================   ===============
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------
Interest                                     $0              $7,430           $0                     $7,430
-----------------------------------------------------------------------------------------------------------
Dividends                                     -               1,770            -                      1,770
-----------------------------------======================================================   ===============
Total Investment Income                       -               9,200            -                      9,200
-----------------------------------======================================================   ===============

-----------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------
Investment Advisory                            -              1,024          640(a)                   1,664
-----------------------------------------------------------------------------------------------------------
Administration                                 -                382          207(a)                     589
-----------------------------------------------------------------------------------------------------------
Transfer Agent                                 -                 68           60(b)                     128
----------------------------------------------------------------------------------------------------------
Custodian (d)                                  -                 54         (14)(b)                      40
-----------------------------------------------------------------------------------------------------------
Legal and Audit Fees                           -                 18          (5)(b)                      13
-----------------------------------------------------------------------------------------------------------
Registration & Filing                          -                 22           -                          22
-----------------------------------------------------------------------------------------------------------
Trustees' Fees                                 -                 12          (7)(b)                       5
-----------------------------------------------------------------------------------------------------------
Interest Expense                               -                 -                -                      -
-----------------------------------------------------------------------------------------------------------
Other expenses                                 -                149        (136)(b)                      13
-----------------------------------======================================================   ===============
Subtotal                                       -              1,729          745                      2,474
-----------------------------------======================================================   ===============
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER SERVICING AND DISTRIBUTION FEES
-----------------------------------------------------------------------------------------------------------
Investor A / Class A                           -                200           -                         200
-----------------------------------------------------------------------------------------------------------
Investor B / Class B                           -                  1           -                           1
-----------------------------------------------------------------------------------------------------------
Investor C / Class K                           -                 11           -                          11
-----------------------------------------------------------------------------------------------------------
Seafirst Class                                 -                427           -                         427
-----------------------------------------------------------------------------------------------------------
                                               -                639           -                         639
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Fees waived and/or reimbursed by
investment                                                                                               -
-----------------------------------------------------------------------------------------------------------
advisor, administrator and/or
distributor                                    -                 (8)        (469) (c)                  (477)
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 -              2,360          276                      2,636
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          -              6,840         (276)                     6,564
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------
Net realized gain/(loss) on investments         -            23,040           -                      23,040
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/
-----------------------------------------------------------------------------------------------------------
(depreciation) of investments                   -           (41,261)          -                     (41,261)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)
-----------------------------------------------------------------------------------------------------------
on investments                                  -           (18,221)          -                     (18,221)
-----------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
RESULTING FROM OPERATIONS                       $0         ($11,381)       ($276)                  ($11,657)
-----------------------------------------------------------------------------------------------------------

LEGEND:
--------------------------------------------------------------------------------
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION.
--------------------------------------------------------------------------------
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
--------------------------------------------------------------------------------
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE REIMBURSEMENT.
--------------------------------------------------------------------------------
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                          Nations Asset Allocation Fund
                      Pacific Horizon Asset Allocation Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Asset Allocation Fund in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations Asset Allocation Fund. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees and Investor C shareholders servicing and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended
September 30, 1998.

----------------------------------------------------------------------------------------------------------------------------------
                                            NATIONS BLUE CHIP FUND / PACIFIC HORIZONS BLUE CHIP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                             Pro Forma Combining Schedule of Investments (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                                            September 30,1998
----------------------------------------------------------------------------------------------------------------------------------
                   Pacific                                                                               Pacific
                Horizon Blue                                                                Nations      Horizon     Pro Forma
 Nations Blue       Chip        Pro Forma                                                  Blue Chip    Blue Chip    Blue Chip
Chip Portfolio    Portfolio     Blue Chip                                                  Portfolio    Portfolio    Portfolio
    Shares         Shares        Shares                   Asset Description                  Value        Value        Value
                                                                                           (in 000's)   (in 000's)   (in 000's)
                                            COMMON STOCK - 96.78%
                  253,700       253,700  Abbott Laboratories                                               11,020       11,020
                   59,600        59,600  Albertson's, Inc.                                                  3,226        3,226
                  103,900       103,900  AlliedSignal, Inc.                                                 3,676        3,676
                  208,594       208,594  Allstate Corp.                                                     8,695        8,695
                   27,600        27,600  Aluminum Company of America                                        1,959        1,959
                   96,800        96,800  American Express Co.                                               7,514        7,514
                  103,700       103,700  American General Corp.                                             6,624        6,624
                  183,700       183,700  Ameritech Corp.                                                    8,703        8,703
                   53,700        53,700  AMR Corp.                                                          2,977        2,977
                  120,500       120,500  Anheuser-Busch Cos., Inc.                                          6,507        6,507
                  226,300       226,300  AT&T Corp.                                                        13,225       13,225
                  178,000       178,000  Avon Products, Inc.                                                4,995        4,995
                  130,000       130,000  Banc One Corp.                                                     5,541        5,541
                  109,600       109,600  BankBoston Corp.                                                   3,617        3,617
                  167,442       167,442  Bell Atlantic Corp.                                                8,110        8,110
                  188,800       188,800  BellSouth Corp.                                                   14,207       14,207
                   69,000        69,000  Biogen, Inc.                                                       4,541        4,541
                  138,200       138,200  Biomet, Inc.                                                       4,794        4,794
                  146,700       146,700  Bristol-Meyers Squibb Co.                                         15,238       15,238
                   82,400        82,400  Brunswick Corp.                                                    1,066        1,066
                   91,500        91,500  Burlington Northern Santa Fe Corp.                                 2,928        2,928
                  103,900       103,900  Centex Corp.                                                       3,585        3,585
                  123,100       123,100  Chase Manhattan Corp.                                              5,324        5,324
                  119,300       119,300  Chevron Corp.                                                     10,029       10,029
                   57,600        57,600  Chrysler Corp.                                                     2,758        2,758
                  165,975       165,975  Cisco Systems, Inc.                                               10,259       10,259
                   50,900        50,900  Citicorp                                                           4,730        4,730
                   46,300        46,300  Clorox Co.                                                         3,820        3,820
                  142,400       142,400  Coastal Corp.                                                      4,806        4,806
                  193,100       193,100  Coca-Cola Co.                                                     11,128       11,128
                   61,900        61,900  Compaq Computer Corp.                                              1,957        1,957
                  100,100       100,100  Conagra, Inc.                                                      2,696        2,696
                  177,800       177,800  Conseco, Inc.                                                      5,434        5,434
                   62,700        62,700  Dana Corp.                                                         2,339        2,339

                   73,800        73,800  Deere & Co.                                                        2,232        2,232
                  270,000       270,000  Dell Computer Corp.                                               17,752       17,752
                   70,000        70,000  Dow Chemical Co.                                                   5,981        5,981
                   59,000        59,000  Du Pont, (E.I.) de Nemours & Co.                                   3,312        3,312
                   45,000        45,000  Eastman Kodak Co.                                                  3,479        3,479
                  308,900       308,900  Edison International                                               7,935        7,935
                  187,400       187,400  EMC Corp.                                                         10,717       10,717
                    4,200         4,200  Equitable Cos., Inc.                                                 174          174
                  287,600       287,600  Exxon Corp.                                                       20,186       20,186
                  224,900       224,900  First Union Corp.                                                 11,512       11,512
                  144,500       144,500  Fleet Financial Group, Inc.                                       10,612       10,612
                  104,100       104,100  Fluor Corp.                                                        4,275        4,275
                  209,500       209,500  Ford Motor Co.                                                     9,834        9,834
                  162,800       162,800  FPL Group, Inc.                                                   11,345       11,345
                  121,700       121,700  Gap, Inc.                                                          6,420        6,420
                  278,500       278,500  General Electric Co.                                              22,158       22,158
                   50,100        50,100  Goodrich (B.F.) Co.                                                1,638        1,638
                   63,500        63,500  Guidant Corp.                                                      4,715        4,715
                  107,500       107,500  Harris Corp.                                                       3,440        3,440
                  229,800       229,800  HBO & Co.                                                          6,635        6,635
                   51,800        51,800  Heinz (H.J.) Co.                                                   2,648        2,648
                  208,200       208,200  Home Depot, Inc.                                                   8,224        8,224
                   86,000        86,000  Honeywell, Inc.                                                    5,509        5,509
                   46,200        46,200  Ingersoll-Rand Co.                                                 1,753        1,753
                  114,100       114,100  Intel, Inc.                                                        9,784        9,784
                   62,500        62,500  Johnson & Johnson Co.                                              4,890        4,890
                   84,500        84,500  Kimberly-Clark Corp.                                               3,422        3,422
                   60,900        60,900  King World Productions, Inc.                                       1,591        1,591
                  124,400       124,400  Kroger Co.                                                         6,220        6,220
                  101,300       101,300  Lehman Brothers Holdings, Inc.                                     2,862        2,862
                  226,800       226,800  Lowe's Cos., Inc.                                                  7,215        7,215
                  135,700       135,700  Lucent Technologies, Inc.                                          9,372        9,372
                  118,500       118,500  Marriott International Inc., Class A                               2,829        2,829
                  122,600       122,600  Maxim Integrated Products, Inc.                                    3,418        3,418
                   44,100        44,100  McDonald's Corp.                                                   2,632        2,632
                   47,300        47,300  McGraw-Hill Cos., Inc.                                             3,749        3,749
                  158,400       158,400  MCI Worldcom, Inc.                                                 7,742        7,742
                  132,100       132,100  Mellon Bank Corp.                                                  7,274        7,274
                   45,600        45,600  Merck & Co., Inc.                                                  5,908        5,908
                  244,100       244,100  Microsoft Corp.                                                   26,867       26,867
                  144,900       144,900  Mobil Corp.                                                       11,003       11,003
                  109,700       109,700  Morgan Stanley Dean Witter Discover & Co.                          4,724        4,724
                   88,800        88,800  National City Corp.                                                5,855        5,855
                  138,406       138,406  NationsBank Corp.                                                  7,405        7,405
                  114,800       114,800  New York Times Co., Class A                                        3,157        3,157
                   56,000        56,000  Newell Co.                                                         2,579        2,579

                  106,000       106,000  Oracle Corp.                                                       3,087        3,087
                  125,400       125,400  Owens-Illinois, Inc.                                               3,135        3,135
                   48,300        48,300  P.P.G. Industries, Inc.                                            2,635        2,635
                  102,900       102,900  PepsiCo, Inc.                                                      3,029        3,029
                  153,300       153,300  Pfizer, Inc.                                                      16,240       16,240
                  265,200       265,200  Philip Morris Cos., Inc.                                          12,216       12,216
                   88,100        88,100  Phillips Petroleum Co.                                             3,975        3,975
                   89,200        89,200  Pioneer Hi-Bred International, Inc.                                2,341        2,341
                   83,400        83,400  Praxair, Inc.                                                      2,726        2,726
                   88,600        88,600  Procter & Gamble Co.                                               6,285        6,285
                  114,500       114,500  Quaker Oats Co.                                                    6,756        6,756
                  181,500       181,500  Schering-Plough Corp.                                             18,797       18,797
                   67,400        67,400  Solutia, Inc.                                                      2,177        2,177
                   62,000        62,000  Sun Co., Inc.                                                      1,984        1,984
                  114,500       114,500  Sun Microsystems, Inc.                                             5,704        5,704
                  120,800       120,800  SunAmerica, Inc.                                                   7,369        7,369
                   68,200        68,200  SYSCO Corp.                                                        1,607        1,607
                   88,600        88,600  Tellabs, Inc.                                                      3,527        3,527
                   46,500        46,500  Temple Inland, Inc.                                                2,226        2,226
                  114,500       114,500  Time Warner, Inc.                                                 10,026       10,026
                  419,800       419,800  TJX Cos., Inc.                                                     7,478        7,478
                   42,200        42,200  Tommy Hilfiger                                                     1,730        1,730
                  138,500       138,500  Transocean Offshore, Inc.                                          4,804        4,804
                  112,300       112,300  Travelers Group, Inc.                                              4,211        4,211
                  158,500       158,500  Tyco International Ltd.                                            8,757        8,757
                  131,200       131,200  U.S. West, Inc.                                                    6,880        6,880
                   21,100        21,100  UAL Corp.                                                          1,368        1,368
                   55,900        55,900  Unilever NV                                                        3,424        3,424
                  113,500       113,500  United Healthcare Corp.                                            3,973        3,973
                  117,600       117,600  United Technologies Corp.                                          8,989        8,989
                  143,200       143,200  USX - Marathon Group                                               5,075        5,075
                  119,900       119,900  USX-U.S. Steel Group, Inc.                                         2,863        2,863
                  117,000       117,000  Viacom, Inc., Class B                                              6,786        6,786
                   50,200        50,200  Wal-Mart Stores, Inc.                                              2,742        2,742
                        0             0  Walt Disney Co.                                                        0            0
                   98,200        98,200  Warner-Lambert Co.                                                 7,414        7,414
                    62,000       62,000  Xerox Corp.                                                        5,255        5,255
                                                                                       ---------------------------------------
                                                                                                  0       728,603      728,603
                                                                                       ---------------------------------------

                                            INVESTMENT COMPANIES - 2.68%
                    20,219,278   20,219,278 Temporary Investment Fund                                      20,219       20,219
                                                                                       ---------------------------------------
                                                                                                  0        20,219       20,219
                                                                                       ---------------------------------------

                                            U.S. TREASURY OBLIGATIONS - .4%
                     3,040,000    3,040,000 U.S. Treasury Bill                                              3,034        3,034
                                                                                       ---------------------------------------
                                                                                                  0         3,034        3,034
                                                                                       ---------------------------------------

                                                                                          ---------------------------------------
                                            Total Investment--99.86% (Cost $0, $653,495,
                                            $653,495, respectively)                                  0       751,856      751,856
                                                                                          ---------------------------------------

---------------------------------------------------------------------------------------------------------
            NATIONS BLUE CHIP FUND / PACIFIC HORIZONS BLUE CHIP FUND
---------------------------------------------------------------------------------------------------------
             Pro Forma Combining Statement of Net Assets (unaudited)
---------------------------------------------------------------------------------------------------------
                                September 30,1998
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                     Nations Blue   Pacific Horizons    Adjustments to Pro      Pro Forma
                                      Chip Fund      Blue Chip Fund           Forma              Combined
---------------------------------------------------------------------------------------------------------
                                      (in 000's)       (in 000's)        (in 000's)             (in 000's)
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS                     $    -          $   699,807        $    -                $  699,807
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES:

Other assets and liabilities, net          -              (1,272)             -                    (1,272)
---------------------------------------------------------------------------------------------------------

Total Other Assets and Liabilities         -              (1,272)             -                   (1,272)
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

NET ASSETS                                 -            698,535               -                 698,535
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
---------------------------------------------------------------------------------------------------------

Investor A / Class A                   $  -           $  340,351         $   -                 $  340,351
---------------------------------------------------------------------------------------------------------

Investor B / Class B                   $  -           $    4,284         $   -                 $    4,284
---------------------------------------------------------------------------------------------------------

Investor C / Class K                   $  -           $    8,501         $    -                 $   8,501
---------------------------------------------------------------------------------------------------------

Seafirst Class                         $  -           $  345,399         $   -                  $ 345,399
---------------------------------------------------------------------------------------------------------

                                       $  -           $  698,535         $   -                  $ 698,535
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING BY CLASS:
---------------------------------------------------------------------------------------------------------
Investor A / Class A                      -               12,180             -                     12,180
---------------------------------------------------------------------------------------------------------
Investor B / Class B                      -                  153             -                        153
---------------------------------------------------------------------------------------------------------
Investor C / Class K                      -                  305             -                        305
---------------------------------------------------------------------------------------------------------
Seafirst Class                            -                                  -                     13,970
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                          13,970
---------------------------------------------------------------------------------------------------------
                                          -               26,608             -                     26,608
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE BY CLASS:
---------------------------------------------------------------------------------------------------------

Investor A / Class A                   $  -           $    27.94       $     -                      27.94
---------------------------------------------------------------------------------------------------------

Investor B / Class B                   $  -           $    27.96       $     -                      27.96
---------------------------------------------------------------------------------------------------------

Investor C / Class K                   $  -           $    27.83       $     -                      27.83
---------------------------------------------------------------------------------------------------------

Seafirst Class                         $  -           $    24.72       $     -                      24.72
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
            NATIONS BLUE CHIP FUND / PACIFIC HORIZONS BLUE CHIP FUND
---------------------------------------------------------------------------------------------------------
             Pro Forma Combining Statement of Operations (unaudited)
---------------------------------------------------------------------------------------------------------
                                September 30,1998
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                Nations Blue   Pacific Horizons    Adjustments to Pro      Pro Forma
                                 Chip Fund      Blue Chip Fund           Forma              Combined
---------------------------------------------------------------------------------------------------------
                                 (in 000's)       (in 000's)        (in 000's)             (in 000's)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------
Investment Income from Master Investment Trust, Series 1 - Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------
Interest                                    $0            $1,282              $0                   $1,282
---------------------------------------------------------------------------------------------------------

Dividends                                  -               9,883              -                     9,883
---------------------------------------------------------------------------------------------------------

                                           -              11,165              -                    11,165
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

Expenses                                   -               4,272             882                    5,154
---------------------------------------------------------------------------------------------------------
Less: Fee waivers and expense
reimbursements                             -                 (33)             33                      -
---------------------------------------------------------------------------------------------------------

                                           -               4,239             915                    5,154
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Net Investment Income from                 -               6,926                                    6,011
Master Investment Trust                                                     (915)
Series I - Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------
Investment Advisory                        -                 -                                       -
---------------------------------------------------------------------------------------------------------
Administration                             -               1,032             206                    1,238
---------------------------------------------------------------------------------------------------------
Transfer Agent                             -                 474                                      474
---------------------------------------------------------------------------------------------------------
Custodian                                  -                   1                                        1
---------------------------------------------------------------------------------------------------------
Legal and Audit Fees                       -                  20                                       20
---------------------------------------------------------------------------------------------------------
Registration & Filing                      -                  59                                       59
---------------------------------------------------------------------------------------------------------
Trustees' Fees                             -                   5                                        5
---------------------------------------------------------------------------------------------------------
Interest Expense                           -                 -                                        -
---------------------------------------------------------------------------------------------------------
Other expenses                             -                 150                                      150
---------------------------------------------------------------------------------------------------------
Subtotal                                   -               1,741             206                    1,947
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
SHAREHOLDER SERVICING AND
DISTRIBUTION FEES
---------------------------------------------------------------------------------------------------------
Investor A / Class A                       -                 768             -                        768
---------------------------------------------------------------------------------------------------------
Investor B / Class B                       -                   1             -                          1
---------------------------------------------------------------------------------------------------------
Investor C / Class K                       -                  64             -                         64
---------------------------------------------------------------------------------------------------------
Seafirst Class                             -                 939             -                        939
---------------------------------------------------------------------------------------------------------
Subtotal                                   -               1,772             -                      1,772
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Fees waived and/or reimbursed by
investment
---------------------------------------------------------------------------------------------------------
advisor, administrator and/or
distributor                                -                (636)           (839)                  (1,475)
---------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                             -               2,877            (633)                   2,244
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      -               4,049            (282)                   3,767
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------
Net realized gain/(loss) on
investments                                -                                 -
                                                          46,637                                   46,637
---------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation/depreciation of
investments                                -            (133,152)            -                   (133,152)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain/(loss) on investments                 -             (86,515)            -                    (86,515)
---------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------
RESULTING FROM OPERATIONS                   $0          ($82,466)          ($282)                ($82,748)
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
LEGEND:
---------------------------------------------------------------------------------------------------------
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND
---------------------------------------------------------------------------------------------------------

(B) CONTRACTUAL FEE OBLIGATION. ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
--------------------------------------------------------------------------------
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE REIMBURSEMENT.
--------------------------------------------------------------------------------
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                             Nations Blue Chip Fund
                         Pacific Horizon Blue Chip Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Blue Chip Fund in exchange for shares of Nations Blue Chip Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations Blue Chip Fund. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Portfolio Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees and Investor C shareholders servicing and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Blue Chip Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

------------------------------------------------------------------------------------------------------------------------------------
       NATIONS MASTER INVESTMENT TRUST, SERIES I - BLUE CHIP PORTFOLIO / MASTER INVESTMENT TRUST, SERIES I - BLUE CHIP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma Combining Schedule of Investments (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                           September 30,1998
------------------------------------------------------------------------------------------------------------------------------------


                   Pacific                                                                               Pacific
                Horizon Blue                                                                Nations      Horizon     Pro Forma
 Nations Blue       Chip        Pro Forma                                                  Blue Chip    Blue Chip    Blue Chip
Chip Portfolio    Portfolio     Blue Chip                                                  Portfolio    Portfolio    Portfolio
    Shares         Shares        Shares                   Asset Description                  Value        Value        Value
                                                                                           (in 000's)   (in 000's)   (in 000's)

                                               COMMON STOCK - 96.78%
                       253,700       253,700   Abbott Laboratories                                            11,020       11,020
                        59,600        59,600   Albertson's, Inc.                                               3,226        3,226
                       103,900       103,900   AlliedSignal, Inc.                                              3,676        3,676
                       208,594       208,594   Allstate Corp.                                                  8,695        8,695
                        27,600        27,600   Aluminum Company of America                                     1,959        1,959
                        96,800        96,800   American Express Co.                                            7,514        7,514
                       103,700       103,700   American General Corp.                                          6,624        6,624
                       183,700       183,700   Ameritech Corp.                                                 8,703        8,703
                        53,700        53,700   AMR Corp.                                                       2,977        2,977
                       120,500       120,500   Anheuser-Busch Cos., Inc.                                       6,507        6,507
                       226,300       226,300   AT&T Corp.                                                     13,225       13,225
                       178,000       178,000   Avon Products, Inc.                                             4,995        4,995
                       130,000       130,000   Banc One Corp.                                                  5,541        5,541
                       109,600       109,600   BankBoston Corp.                                                3,617        3,617
                       167,442       167,442   Bell Atlantic Corp.                                             8,110        8,110
                       188,800       188,800   BellSouth Corp.                                                14,207       14,207
                        69,000        69,000   Biogen, Inc.                                                    4,541        4,541
                       138,200       138,200   Biomet, Inc.                                                    4,794        4,794
                       146,700       146,700   Bristol-Meyers Squibb Co.                                      15,238       15,238
                        82,400        82,400   Brunswick Corp.                                                 1,066        1,066
                        91,500        91,500   Burlington Northern Santa Fe Corp.                              2,928        2,928
                       103,900       103,900   Centex Corp.                                                    3,585        3,585
                       123,100       123,100   Chase Manhattan Corp.                                           5,324        5,324
                       119,300       119,300   Chevron Corp.                                                  10,029       10,029
                        57,600        57,600   Chrysler Corp.                                                  2,758        2,758
                       165,975       165,975   Cisco Systems, Inc.                                            10,259       10,259
                        50,900        50,900   Citicorp                                                        4,730        4,730
                        46,300        46,300   Clorox Co.                                                      3,820        3,820
                       142,400       142,400   Coastal Corp.                                                   4,806        4,806
                       193,100       193,100   Coca-Cola Co.                                                  11,128       11,128
                        61,900        61,900   Compaq Computer Corp.                                           1,957        1,957
                       100,100       100,100   Conagra, Inc.                                                   2,696        2,696
                       177,800       177,800   Conseco, Inc.                                                   5,434        5,434

                   Pacific                                                                               Pacific
                Horizon Blue                                                                Nations      Horizon     Pro Forma
 Nations Blue       Chip        Pro Forma                                                  Blue Chip    Blue Chip    Blue Chip
Chip Portfolio    Portfolio     Blue Chip                                                  Portfolio    Portfolio    Portfolio
    Shares         Shares        Shares                   Asset Description                  Value        Value        Value
                                                                                           (in 000's)   (in 000's)   (in 000's)
                        62,700        62,700   Dana Corp.                                                      2,339        2,339
                        73,800        73,800   Deere & Co.                                                     2,232        2,232
                       270,000       270,000   Dell Computer Corp.                                            17,752       17,752
                        70,000        70,000   Dow Chemical Co.                                                5,981        5,981
                        59,000        59,000   Du Pont, (E.I.) de Nemours & Co.                                3,312        3,312
                        45,000        45,000   Eastman Kodak Co.                                               3,479        3,479
                       308,900       308,900   Edison International                                            7,935        7,935
                       187,400       187,400   EMC Corp.                                                      10,717       10,717
                         4,200         4,200   Equitable Cos., Inc.                                              174          174
                       287,600       287,600   Exxon Corp.                                                    20,186       20,186
                       224,900       224,900   First Union Corp.                                              11,512       11,512
                       144,500       144,500   Fleet Financial Group, Inc.                                    10,612       10,612
                       104,100       104,100   Fluor Corp.                                                     4,275        4,275
                       209,500       209,500   Ford Motor Co.                                                  9,834        9,834
                       162,800       162,800   FPL Group, Inc.                                                11,345       11,345
                       121,700       121,700   Gap, Inc.                                                       6,420        6,420
                       278,500       278,500   General Electric Co.                                           22,158       22,158
                        50,100        50,100   Goodrich (B.F.) Co.                                             1,638        1,638
                        63,500        63,500   Guidant Corp.                                                   4,715        4,715
                       107,500       107,500   Harris Corp.                                                    3,440        3,440
                       229,800       229,800   HBO & Co.                                                       6,635        6,635
                        51,800        51,800   Heinz (H.J.) Co.                                                2,648        2,648
                       208,200       208,200   Home Depot, Inc.                                                8,224        8,224
                        86,000        86,000   Honeywell, Inc.                                                 5,509        5,509
                        46,200        46,200   Ingersoll-Rand Co.                                              1,753        1,753
                       114,100       114,100   Intel, Inc.                                                     9,784        9,784
                        62,500        62,500   Johnson & Johnson Co.                                           4,890        4,890
                        84,500        84,500   Kimberly-Clark Corp.                                            3,422        3,422
                        60,900        60,900   King World Productions, Inc.                                    1,591        1,591
                       124,400       124,400   Kroger Co.                                                      6,220        6,220
                       101,300       101,300   Lehman Brothers Holdings, Inc.                                  2,862        2,862
                       226,800       226,800   Lowe's Cos., Inc.                                               7,215        7,215
                       135,700       135,700   Lucent Technologies, Inc.                                       9,372        9,372
                       118,500       118,500   Marriott International Inc., Class A                            2,829        2,829
                       122,600       122,600   Maxim Integrated Products, Inc.                                 3,418        3,418
                        44,100        44,100   McDonald's Corp.                                                2,632        2,632
                        47,300        47,300   McGraw-Hill Cos., Inc.                                          3,749        3,749
                       158,400       158,400   MCI Worldcom, Inc.                                              7,742        7,742
                       132,100       132,100   Mellon Bank Corp.                                               7,274        7,274
                        45,600        45,600   Merck & Co., Inc.                                               5,908        5,908
                       244,100       244,100   Microsoft Corp.                                                26,867       26,867
                       144,900       144,900   Mobil Corp.                                                    11,003       11,003
                       109,700       109,700   Morgan Stanley Dean Witter Discover & Co.                       4,724        4,724
                        88,800        88,800   National City Corp.                                             5,855        5,855
                       138,406       138,406   NationsBank Corp.                                               7,405        7,405
                       114,800       114,800   New York Times Co., Class A                                     3,157        3,157

                   Pacific                                                                               Pacific
                Horizon Blue                                                                Nations      Horizon     Pro Forma
 Nations Blue       Chip        Pro Forma                                                  Blue Chip    Blue Chip    Blue Chip
Chip Portfolio    Portfolio     Blue Chip                                                  Portfolio    Portfolio    Portfolio
    Shares         Shares        Shares                   Asset Description                  Value        Value        Value
                                                                                           (in 000's)   (in 000's)   (in 000's)
                        56,000        56,000   Newell Co.                                                      2,579        2,579
                       106,000       106,000   Oracle Corp.                                                    3,087        3,087
                       125,400       125,400   Owens-Illinois, Inc.                                            3,135        3,135
                        48,300        48,300   P.P.G. Industries, Inc.                                         2,635        2,635
                       102,900       102,900   PepsiCo, Inc.                                                   3,029        3,029
                       153,300       153,300   Pfizer, Inc.                                                   16,240       16,240
                       265,200       265,200   Philip Morris Cos., Inc.                                       12,216       12,216
                        88,100        88,100   Phillips Petroleum Co.                                          3,975        3,975
                        89,200        89,200   Pioneer Hi-Bred International, Inc.                             2,341        2,341
                        83,400        83,400   Praxair, Inc.                                                   2,726        2,726
                        88,600        88,600   Procter & Gamble Co.                                            6,285        6,285
                       114,500       114,500   Quaker Oats Co.                                                 6,756        6,756
                       181,500       181,500   Schering-Plough Corp.                                          18,797       18,797
                        67,400        67,400   Solutia, Inc.                                                   2,177        2,177
                        62,000        62,000   Sun Co., Inc.                                                   1,984        1,984
                       114,500       114,500   Sun Microsystems, Inc.                                          5,704        5,704
                       120,800       120,800   SunAmerica, Inc.                                                7,369        7,369
                        68,200        68,200   SYSCO Corp.                                                     1,607        1,607
                        88,600        88,600   Tellabs, Inc.                                                   3,527        3,527
                        46,500        46,500   Temple Inland, Inc.                                             2,226        2,226
                       114,500       114,500   Time Warner, Inc.                                              10,026       10,026
                       419,800       419,800   TJX Cos., Inc.                                                  7,478        7,478
                        42,200        42,200   Tommy Hilfiger                                                  1,730        1,730
                       138,500       138,500   Transocean Offshore, Inc.                                       4,804        4,804
                       112,300       112,300   Travelers Group, Inc.                                           4,211        4,211
                       158,500       158,500   Tyco International Ltd.                                         8,757        8,757
                       131,200       131,200   U.S. West, Inc.                                                 6,880        6,880
                        21,100        21,100   UAL Corp.                                                       1,368        1,368
                        55,900        55,900   Unilever NV                                                     3,424        3,424
                       113,500       113,500   United Healthcare Corp.                                         3,973        3,973
                       117,600       117,600   United Technologies Corp.                                       8,989        8,989
                       143,200       143,200   USX - Marathon Group                                            5,075        5,075
                       119,900       119,900   USX-U.S. Steel Group, Inc.                                      2,863        2,863
                       117,000       117,000   Viacom, Inc., Class B                                           6,786        6,786
                        50,200        50,200   Wal-Mart Stores, Inc.                                           2,742        2,742
                            0             0    Walt Disney Co.                                                     0            0
                        98,200        98,200   Warner-Lambert Co.                                              7,414        7,414
                        62,000        62,000   Xerox Corp.                                                     5,255        5,255
                                                                                          ---------------------------------------
                                                                                                     0       728,603      728,603
                                                                                          ---------------------------------------

                                            INVESTMENT COMPANIES - 2.68%
                    20,219,278    20,219,278Temporary Investment Fund                                         20,219       20,219
                                                                                          ---------------------------------------
                                                                                                     0        20,219       20,219
                                                                                          ---------------------------------------

                                            U.S. TREASURY OBLIGATIONS - .4%
                     3,040,000     3,040,000U.S. Treasury Bill                                                 3,034        3,034

                   Pacific                                                                               Pacific
                Horizon Blue                                                                Nations      Horizon     Pro Forma
 Nations Blue       Chip        Pro Forma                                                  Blue Chip    Blue Chip    Blue Chip
Chip Portfolio    Portfolio     Blue Chip                                                  Portfolio    Portfolio    Portfolio
    Shares         Shares        Shares                   Asset Description                  Value        Value        Value
                                                                                           (in 000's)   (in 000's)   (in 000's)





                                                                                          ---------------------------------------
                                                                                                     0         3,034        3,034
                                                                                          ---------------------------------------


                                                                                          ---------------------------------------
                                            Total Investment--99.86% (Cost $0, $653,495,
                                            $653,495, respectively)                                  0       751,856      751,856
                                                                                          ---------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
       NATIONS MASTER INVESTMENT TRUST, SERIES I - BLUE CHIP PORTFOLIO / MASTER INVESTMENT TRUST, SERIES I - BLUE CHIP PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma Combining Statement of Net Assets (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                                           September 30,1998
------------------------------------------------------------------------------------------------------------------------------------


                                                             Nations Blue    Pacific Horizons     Adjustments to Pro      Pro Forma
                                                            Chip Portfolio  Blue Chip Portfolio         Forma              Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                              (in 000's)        (in 000's)         (in 000's)             (in 000's)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                            $     -           $  751,856          $    -                   $751,856
------------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES:
------------------------------------------------------------------------------------------------------------------------------------

Other assets and liabilities, net                                 -                1,031               -                    1,031
------------------------------------------------------------------------------------------------------------------------------------

Total Other Assets and Liabilities                                -                1,031               -                    1,031
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                        -               752,887               -                   752,887
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
------------------------------------------------------------------------------------------------------------------------------------

World Horizon Class                                          $     -           $    53,095          $     -               $   53,095
------------------------------------------------------------------------------------------------------------------------------------

Pacific Horizon Class                                        $    -            $   699,792          $    -                $  699,792
------------------------------------------------------------------------------------------------------------------------------------

                                                             $     -           $    752,887         $     -               $  752,887
------------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING BY CLASS:
------------------------------------------------------------------------------------------------------------------------------------
World Horizon Class                                               -                2,207               -                       2,207
------------------------------------------------------------------------------------------------------------------------------------

Pacific Horizon Class                                             -               28,736               -                      28,736
------------------------------------------------------------------------------------------------------------------------------------

                                                                  -               30,943               -                      30,943
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE BY CLASS:
------------------------------------------------------------------------------------------------------------------------------------

World Horizon Class                                          $     -           $     24.06         $     -                   $ 24.06
------------------------------------------------------------------------------------------------------------------------------------

Pacific Horizon Class                                        $     -           $     24.35         $     -                  $ 24.35
------------------------------------------------------------------------------------------------------------------------------------

     SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
       NATIONS MASTER INVESTMENT TRUST, SERIES I - BLUE CHIP PORTFOLIO / MASTER INVESTMENT TRUST, SERIES I - BLUE CHIP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
             Pro Forma Combining Statement of Operations (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                September 30,1998
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             Nations Blue    Pacific Horizons     Adjustments to Pro      Pro Forma
                                                            Chip Portfolio  Blue Chip Portfolio         Forma              Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                          (in 000's)        (in 000's)         (in 000's)             (in 000's)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                             $0               $1,396              $0                  $1,396
------------------------------------------------------------------------------------------------------------------------------------

Dividends                                                             -               10,560               -                  10,560
------------------------------------------------------------------------------------------------------------------------------------

                                                                      -               11,956               -                  11,956
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------------------------------

Investment Advisory                                                   -                3,726            1,118                  4,844
------------------------------------------------------------------------------------------------------------------------------------

Administration                                                        -                  373                                     373
------------------------------------------------------------------------------------------------------------------------------------

Transfer Agent                                                        -                   -                                       -
------------------------------------------------------------------------------------------------------------------------------------

Custodian                                                             -                  114            (40)                     74
------------------------------------------------------------------------------------------------------------------------------------

Legal and Audit Fees                                                  -                  71                                      71
------------------------------------------------------------------------------------------------------------------------------------

Registration & Filing                                                 -                   -                                       -
------------------------------------------------------------------------------------------------------------------------------------

Trustees' Fees                                                        -                  46                                      46
------------------------------------------------------------------------------------------------------------------------------------

Interest Expense                                                      -                   -                                       -
------------------------------------------------------------------------------------------------------------------------------------

Other expenses                                                        -                  293           (100)                     193
------------------------------------------------------------------------------------------------------------------------------------

Subtotal                                                              -                4,623              978                  5,601
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor                             -                   -                -                      -
------------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                        -                4,623              978                  5,601
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 -                7,333           (978)                   6,355
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------

Net realized gain/(loss) on investments                               -               62,453               -                  62,453
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/
(depreciation) of investments                                         -           (112,610)                -              (112,610)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)
on investments                                                        -            (50,157)                -               (50,157)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

RESULTING FROM OPERATIONS                                            $0           ($42,824)           ($978)              ($43,802)
------------------------------------------------------------------------------------------------------------------------------------
LEGEND:
---------------------------------------------------------------------------------------------------------------------------------
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION.
---------------------------------------------------------------------------------------------------------------------------------
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
---------------------------------------------------------------------------------------------------------------------------------
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE
REIMBURSEMENT.
---------------------------------------------------------------------------------------------------------------------------------
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET
ASSETS.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
     SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------------


                       Nations Blue Chip Master Portfolio
                   Pacific Horizon Blue Chip Master Portfolio
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Blue Chip Master Portfolio in exchange for shares of Nations Blue Chip Master Portfolio. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations Blue Chip Master Portfolio. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Blue Chip Master Portfolio at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

              NATIONS CALIFORNIA MUNICIPAL BOND FUND / PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
                              Pro Forma Combining Schedule of Investments (unaudited)
                                   Twelve Month Period Ending September 30,1998


                  Pacific
   Nations        Horizon
  California     California                                                                               Pacific
  Municipal      Municipal                                                                   Nations      Horizon
     Bond           Bond        Pro Forma                                                   California   California
  Principal      Principal      Principal                                                   Municipal    Municipal    Pro Forma
    Amount         Amount         Amount                      Description                   Bond Value   Bond Value     Value
                                                                                            (in 000's)   (in 000's)   (in 000's)

                      MUNICIPAL BONDS - PUERTO RICO - 2.39%
                    5,000,000      5,000,000 PUERTO RICO ELECTRIC POWER AUTH REV 6%                        5,431        5,431
                                             07/01/2014
                                                                                           ---------------------------------------

                                                                                                0          5,431        5,431
                                                                                           ---------------------------------------

                      MUNICIPAL BONDS - CALIFORNIA - 98.12%

                    2,500,000      2,500,000 ORANGE CNTY CALIF ARPT REV 5.50% 07/01/10                     2,781        2,781

                    4,000,000      4,000,000 ORANGE COUNTY CALIFORNIA ARPT REV 5.5%                        4,420        4,420
                                             7/01/2011

                    5,000,000      5,000,000 PORT OAKLAND CLAIF PORT REV 5.50% 11/1/15                     5,363        5,363

                    1,730,000      1,730,000 SAN FRANCISCO CALIFORNIA CITY & CNTY AIRPORTS                 1,968        1,968

                    1,465,000      1,465,000 ABAG FIN AUTH FOR NONVIOLENT CORPS 4.625%                     1,502        1,502
                                             7/1/04

                    4,780,000      4,780,000 ALAMEDA CNTY CALIF CTFS PARTN                                 4,798        4,798

                    3,000,000      3,000,000 CALIFORNIA STATEWIDE CMNTYS DEV 5.125%                        3,067        3,067
                                             08/15/17

                    1,280,000      1,280,000 CHINO CALIFORNIA UNIFIED SCHOOL DISTRICT                      1,310        1,310

                    2,000,000      2,000,000 MANHATTAN BEACH CALIFORNIA UNIFIED SCHOOL                     1,957        1,957
                                             DISTRICT

                    1,000,000      1,000,000 SOUTHERN CALIFORNIA RAPID TRAN DISTRICT                       1,071        1,071

                    1,000,000      1,000,000 NATOMAS UNIFIED SCHOOL DISTRICT, SERIES A                     1,080        1,080

                    3,500,000      3,500,000 UNIVERSITY CALIF REVS 6.00% 7/1/26                            3,885        3,885

                    2,000,000      2,000,000 LOS ANGELES CALIFORNIA SERIES A 6.00% 9/1/11                  2,240        2,240

                    1,295,000      1,295,000 SCOTTS VALLEY CALIF UN SCH DIST                               1,353        1,353

                    1,025,000      1,025,000 WESTWOOD CALIF UNI SCH DIST 6.50% 8/1/21                      1,158        1,158

                    1,000,000      1,000,000 CALIFORNIA HEALTH FACILITY FINANCING AUTH REV                 1,085        1,085

                    1,000,000      1,000,000 CALIFORNIA HEALTH FACS FING AUTH REVENUE                      1,091        1,091

                    5,000,000      5,000,000 DUARTE CALIFORNIA CTFS PARTN CITY OF HOPE                     5,319        5,319

                    3,000,000      3,000,000 CALIFORNIA HLTH FACS FIN AUTH REV 5.125%                      3,041        3,041
                                             08/15/22

                    5,000,000      5,000,000 UNIVERSITY OF CALIF REVS 5.75% 07/01/24                       5,419        5,419

                    2,750,000      2,750,000 CALIFORNIA HFA 5.65% 08/01/17                                 2,874        2,874

                    2,000,000      2,000,000 CALIFORNIA HSG FIN AGY REV 6.10% 08/01/15                     2,145        2,145

                    2,050,000      2,050,000 CALIFORNIA HSG FIN AGY SINGLE 5.40% 08/01/28                  2,091        2,091

                    3,000,000      3,000,000 CALIFORNIA HSG FIN REV 5.75% 02/01/29                         3,154        3,154

                    2,500,000      2,500,000 PASADENA CALIFORNIA COMMUNITY DEVLP                           2,667        2,667

                    1,000,000      1,000,000 INDUSTRY CAL URBAN DEV TAX 6.90% 11/01/2016                   1,101        1,101

                    1,500,000      1,500,000 SAN DIEGO CALIF INDL DEV REV 6.40% 9/1/18                     1,618        1,618

                    1,370,000      1,370,000 THOUSAND OAKS CALIF REDEV AGENCY                              1,493        1,493

                    1,000,000      1,000,000 DEL MAR CALIF RACE TRACK AUTH REV 6.00%                       1,101        1,101
                                             8/15/06

                    1,200,000      1,200,000 DEL MAR CALIF RACE TRACK AUTH REV 6.00%                       1,332        1,332
                                             8/15/08

                    1,000,000      1,000,000 OAKLAND CALIF ST BLDG AUTH LEASE 5.00%                        1,017        1,017
                                             04/01/17

                    2,000,000      2,000,000 SAN MATEO CNTY CALIF JT PWRS 5.125% 07/15/32                  2,030        2,030

                    1,130,000      1,130,000 SANTA ANA FINANCING AUTHORITY LEASING REVENUE                 1,242        1,242

                    1,185,000      1,185,000 BODEGA BAY FIRE PROTECTION DIST COP 6.45%                     1,355        1,355
                                             10/1/31

                    2,500,000      2,500,000 POWAY CERTIFICATES OF PARTICIPATION,                          2,725        2,725

                    2,500,000      2,500,000 CALIFORNIA HLTH FACS FIN AUTH 5% 6/01/2007                    2,687        2,687

                    1,000,000      1,000,000 CALIFORNIA PCR FINANCIAL AUTH                                 1,047        1,047

                    1,000,000      1,000,000 CALIFORNIA POLLUTION CONTROL FINANCING AUTH                   1,095        1,095

                    5,000,000      5,000,000 FRESNO CALIFORNIA SEWER REV                                   5,981        5,981

                    3,670,000      3,670,000 SAN JOSE CALIFORNIA REDEVELOPMENT AGENCY TAX                  4,280        4,280

                    2,900,000      2,900,000 SACRAMENTO CALIFORNIA POWER AUTH COGENRATION                  3,121        3,121

                    1,000,000      1,000,000 SOUTHERN CALIFORNIA PUBLIC POWER AUTH                         1,239        1,239

                    3,000,000      3,000,000 WEST COVINA CAL REDEV AGY CMNTY 6.00% 9/1/17                  3,424        3,424

                    3,000,000      3,000,000 ALAMEDA CNTY CALIF CTFS PARTN 5.7% 12/01/2014                 3,236        3,236


                    7,970,000      7,970,000 CALIFORNIA ST PUB WKS BRD LEASE REV 5.50%                     8,319        8,319
                                             6/1/19

                    1,250,000      1,250,000 UNION CITY COMMUNITY REDEVELOPMENT AGENCY                     1,344        1,344
                                             CALIF.

                    1,000,000      1,000,000 ABAG FIN CORPORATION CAL SER A 6.25% 6/1/11                   1,046        1,046

                    1,000,000      1,000,000 CADA SAC LEASE REV 6.50% 04/01/12                             1,107        1,107

                    2,600,000      2,600,000 CALIFORNIA GO GFIC 5.25% 10/01/2017                           2,701        2,701

                    1,000,000      1,000,000 CALIFORNIA HEALTH FAC FIN AUTH 6.50% 12/1/20                  1,065        1,065

                    1,600,000      1,600,000 CALIFORNIA HLTH FACS FIN VRN 7/1/12                           1,600        1,600

                    1,000,000      1,000,000 CALIFORNIA POLLUTION CONTROL 6.40% 12/01/2024                 1,084        1,084

                    2,000,000      2,000,000 CALIFORNIA ST PUB WKS BRD 5.50% 1/1/10                        2,205        2,205

                      210,000        210,000 CALIFORNIA ST UNREFUNDED BAL-AMBAC TCRS 6%                     235          235
                                             5/1/12

                    4,500,000      4,500,000 CALIFORNIA STATE DEPT. OF WATER 5.70%                         4,776        4,776
                                             12/01/16

                    3,000,000      3,000,000 CENTRAL VALLEY FING AUTHORITY CALIFORNIA                      3,232        3,232

                    4,000,000      4,000,000 CONTRA COSTA CALIF WTR DIST WTR REV 5.00%                     4,010        4,010
                                             10/01/22

                    1,000,000      1,000,000 DEL MAR CALIF RACE TRACK AUTH REV 6.20%                       1,116        1,116
                                             8/15/11

                      575,000        575,000 EMERYVILLE CALIF PUB FING AUTH REV 6.50%                       639          639
                                             05/01/21

                      925,000        925,000 EMERYVILLE CALIF PUB FING AUTH REV 6.50%                      1,005        1,005
                                             05/01/21

                    1,965,000      1,965,000 FREMONT CALIF PUB FING AUTH 6.00% 09/01/11                    2,013        2,013

                    4,000,000      4,000,000 LONG BEACH CALIFORNIA 5.375% 5/15/20                          4,115        4,115

                    3,000,000      3,000,000 LOS ANGELES CALIF CONVETNION 6.00% 8/15/10                    3,502        3,502

                    2,000,000      2,000,000 LOS ANGELES HARBOR REVENUE AMT                                2,200        2,200

                    4,500,000      4,500,000 METROLPOLITAN WATER DISTRICT, SOUTHERN                        5,158        5,158
                                             CALIFORNIA

                    2,000,000      2,000,000 NORTHERN CALIFORNIA TRANSMISSION REVENUE                      2,195        2,195

                    2,500,000      2,500,000 NORTHRIDGE WTR DIST CALIF REV 5.25% 2/1/18                    2,584        2,584

                    1,500,000      1,500,000 ORANGE CO RANCHO SANTA MARG CORP 7.125%                       1,575        1,575
                                             8/15/17

                    2,000,000      2,000,000 RANCHO CALIFORNIA WTR DIST FING AUTH 5.9%                     2,230        2,230
                                             11/1/15

                    2,000,000      2,000,000 SAN DIEGO CFD 7.00% 9/1/15                                    2,412        2,412

                    3,000,000      3,000,000 SAN FRANCISCO CALIF CITY 5.70% 5/1/26                         3,202        3,202

                    1,000,000      1,000,000 SAN FRANCISCO CALIF ST BLDG 5.00% 10/1/08                     1,079        1,079


                    1,750,000      1,750,000 SAN JOAQUIN COUNTY CAL PUBLIC FAC 5.50%                       1,958        1,958
                                             11/15/13

                    3,000,000      3,000,000 SAN JOAQUIN HILLS CALIF TRANSN STEP UP                        2,021        2,021
                                             01/15/16

                    3,000,000      3,000,000 SAN JOSE CAL FIN AUTH REV 6.40% 9/1/17                        3,240        3,240

                    2,000,000      2,000,000 LOS ANGELES COUNTY CALIF TRANS COMMUNITY                      2,101        2,101
                                             SALES

                    2,500,000      2,500,000 LOS ANGELES COUNTY CALIF TRANSPORTATION COMMN                 2,716        2,716

                    5,000,000      5,000,000 SAN JOSE CALIF REDEVL AGCY 5.25% 08/01/29                     5,131        5,131

                    1,290,000      1,290,000 THOUSAND OAKS REDEVELOPMENT AGENCY 5.40%                      1,409        1,409
                                             12/1/09

                    3,000,000      3,000,000 FOOTHILL EASTERN CORRIDOR AGCY CALIF 6.00%                    3,341        3,341
                                             1/1/16

                      485,000        485,000 SAN FRANCISCO CALIF BAY AREA 5.50% 07/01/20                    538          538

                      610,000        610,000 SAN FRANCISCO CALIF BAY AREA 5.50% 07/01/2020                  641          641

                    3,000,000      3,000,000 SAN FRANCISCO CALIF BAY AREA RAPID 4.75%                      2,957        2,957
                                             7/1/23

                    1,500,000      1,500,000 ESCONDIDO POWER 6.00% 09/01/18                                1,669        1,669

                    1,500,000      1,500,000 LOS ANGELES COUNTY CALIFORNIA SANTN DIST FING                 1,579        1,579

                    2,000,000      2,000,000 TURLOCK CALIFORNIA IRR DIST REVENUE- REF-1996                 2,307        2,307

                    2,515,000      2,515,000 ALAMEDA COUNTY CALIFORNIA WATER DIST REV                      2,767        2,767
                                             CTFS PART

                    2,000,000      2,000,000 CALIFORNIA ST DEP WTR RES CENT VY PROJ REV                    2,033        2,033

                    3,000,000      3,000,000 EAST BAY CALIF MUN UTIL DIST 5% 6/1/2016                      3,056        3,056

                    1,000,000      1,000,000 EASTERN MUNI WATER DISTRICT CALIFORNIA                        1,249        1,249

                    1,500,000      1,500,000 ELSINORE VALLEY CALIFORNIA                                    1,757        1,757

                    2,000,000      2,000,000 LOS ANGELES DEPT WTR & PWR WATER REV 5.75%                   2,163        2,163
                                             4/15/12

                    1,000,000      1,000,000 RANCH CALIFORNIA WATER DIST FINANCIAL AUTH                    1,098        1,098
                                             REV

                    1,500,000      1,500,000 RIVERSIDE CALIF WTR REV 5.375% 10/01/11                       1,628        1,628
                                                                                           ---------------------------------------

                                                                                                0         223,079      223,079
                                                                                           ---------------------------------------


                                             TOTAL INVESTMENTS--100.51% (COST $0, $209,
                                             600, $209,600, RESPECTIVELY)                       0         228,502      228,502




              NATIONS CALIFORNIA MUNICIPAL BOND FUND / PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
                              Pro Forma Combining Statement of Net Assets (unaudited)
                                                 September 30,1998


                                                                  Pacific
                                                 Nations CA     Horizon CA
                                                 Municipal    Municipal Bond   Adjustments to Pro      Pro Forma
                                                 Bond Fund         Fund               Forma            Combined
                                                 (in 000's)     (in 000's)      (in 000's)            (in 000's)
                                               -----------------------------------------------      ----------------

TOTAL INVESTMENTS                                $   -           $228,502        $   -                $ 228,502

OTHER ASSETS AND LIABILITIES:

Other assets and liabilities, net                    -            (1,156)            -                  (1,156)
                                               -----------------------------------------------      ----------------

Total Other Assets and Liabilities                   -            (1,156)            -                  (1,156)
                                               -----------------------------------------------      ----------------
NET ASSETS                                        $  -           $227,346       $    -                $227,346
                                               ===============================================      ================

NET ASSETS BY CLASS:

Investor A / Class A                              $  -           $226,190           $-                 $226,190

Investor B / Class B                                 -             1,156             -                   1,156
                                               -----------------------------------------------      ----------------

                                                    $-           $227,346           %-                 $227,346
                                               -----------------------------------------------      ----------------

SHARES OUTSTANDING BY CLASS:

Investor A / Class A                                 -            29,258             -                  29,258

Investor B / Class B                                 -              149              -                    149
                                               -----------------------------------------------      ----------------

                                                     -           29,407              -                 29,407
                                               -----------------------------------------------      ----------------

NET ASSET VALUE PER SHARE BY CLASS:

Investor A / Class A                               $ -              $     7.73       $      -           $7.73

Investor B / Class B                               $ -              $     7.74       $      -           $7.74


                                    SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS


              NATIONS CALIFORNIA MUNICIPAL BOND FUND / PACIFIC HORIZON CALIFORNIA MUNICIPAL BOND FUND
                              Pro Forma Combining Statement of Operations (unaudited)
                                   Twelve Month Period Ending September 30,1998


                                                                  Pacific
                                                 Nations CA     Horizon CA
                                                 Municipal    Municipal Bond   Adjustments to Pro      Pro Forma
                                                 Bond Fund         Fund               Forma            Combined
                                                 (in 000's)     (in 000's)      (in 000's)            (in 000's)
                                               -----------------------------------------------      ----------------
INVESTMENT INCOME:
Interest                                                   $0          $12,368             $0                $12,368

Dividends                                                   -               -               -                     -
                                               -----------------------------------------------      ----------------

Total Investment Income                                     -           12,368              -                 12,368
                                               -----------------------------------------------      ----------------

EXPENSES:

Investment Advisory                                         -              529             353(a)                882

Administration                                              -              349             39 (a)                388

Transfer Agent                                              -              137           (57) (b)                80

Custodian                                                   -              18              22 (b)                40

Legal and Audit Fees                                        -              42            (35) (b)                 7

Registration & Filing                                       -              29               -                    29

Trustees' Fees                                              -               4                 (b)                 4

Interest Expense                                            -               -               -                     -

Other expenses                                              -              130          (110) (b)                20
                                               -----------------------------------------------      ----------------

Subtotal                                                    -            1,238             212                 1,450
                                               -----------------------------------------------      ----------------

SHAREHOLDER SERVICING AND DISTRIBUTION
FEES

Investor A                                                  -              567              -                    567


Investor B                                                  -               2               -                     2
                                               -----------------------------------------------      ----------------

                                                            -              569              -                    569
                                               -----------------------------------------------      ----------------

Fees waived and/or reimbursed by investment

advisor, administrator and/or distributor                   -              257          (645) (c)             (388)
                                               -----------------------------------------------      ----------------

TOTAL EXPENSES                                              -            2,064          (433)                  1,631
                                               -----------------------------------------------      ----------------

                                               -----------------------------------------------      ----------------

NET INVESTMENT INCOME                                       -           10,304             433                10,737
                                               -----------------------------------------------      ----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain/(loss) on investments                     -            4,192              -                  4,192
Net change in unrealized appreciation/

(depreciation) of investments                               -           20,809              -                 20,809
Net realized and unrealized gain/(loss)
                                               -----------------------------------------------      ----------------

on investments                                              -           25,001              -                 25,001
                                               -----------------------------------------------      ----------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                  $0          $35,305            $433               $35,738
                                               ===============================================      ================

LEGEND:
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION.
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE REIMBURSEMENT.
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.

                     Nations California Municipal Bond Fund
                 Pacific Horizon California Municipal Bond Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon California Municipal Bond Fund in exchange for shares of Nations California Municipal Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations California Municipal Bond Fund. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


1.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations California Municipal Bond Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

                                 Nations Capital Income Fund / Pacific Horizon Capital Income Fund
                                      Pro Forma Combining Schedule of Investments (unaudited)
                                                         September 30,1998


                  Pacific
   Nations        Horizon
   Capital        Capital                                                                                 Pacific
    Income         Income       Pro Forma                                                    Nations      Horizon
  Principal      Principal      Principal                                                    Capital      Capital     Pro Forma
    Amount         Amount         Amount                      Description                  Income Value Income Value    Value
                                                                                            (in 000's)   (in 000's)   (in 000's)

                                             Common Stock - 16.81%

                       90,000         90,000 AMERICAN HOME PRODUCTS CORP.                                  4,714        4,714

                       80,000         80,000 AMOCO CORP                                                    4,310        4,310

                       50,000         50,000 BANKBOSTON CORPORATION                                        1,650        1,650

                       73,500         73,500 CISCO SYSTEMS, INCORPORATED                                   4,543        4,543

                       54,000         54,000 ELI LILLY & COMPANY                                           4,229        4,229

                       40,000         40,000 FLEET FINANCIAL GROUP INC.                                    2,938        2,938

                       85,342         85,342 GOLDEN STATE BANCORP INC.                                     1,702        1,702

                       66,800         66,800 INTEL CORPORATION                                             5,728        5,728

                       85,104         85,104 MCDERMOTT INTL INC                                            2,292        2,292

                       85,000         85,000 MCDONALD'S CORPORATION                                        5,072        5,072

                      120,000        120,000 MICRON TECHNOLOGY INC                                         3,653        3,653

                      166,600        166,600 NORDSTROM INCORPORATED                                        4,123        4,123

                       31,000         31,000 PFIZER INC                                                    3,284        3,284

                       45,000         45,000 PNC BANK CORP                                                 2,025        2,025

                       40,000         40,000 PROCTER & GAMBLE COMPANY                                      2,838        2,838

                      200,000        200,000 SOVREIGN BANCORP, INC.                                        2,663        2,663

                      100,000        100,000 XILINX INCORPORATED                                           3,500        3,500
                                                                                           ---------------------------------------

                                                                                                0          59,264       59,264
                                                                                           ---------------------------------------

                                             Convertible Bond - 42.27%

                    7,350,000      7,350,000 AGNICO EAGLE MINES 3.50% 1/27/04                              4,309        4,309

                    4,400,000      4,400,000 ALZA CORPORATION 5.0% 5/1/06                                  5,544        5,544


                    4,200,000      4,200,000 AMERICAN RETIREMENT CORPORATION 5.75%                         3,675        3,675
                                             10/01/02

                    4,765,000      4,765,000 ARV ASSISTED LIVING 6.75% 04/01/06                            2,793        2,793

                    5,660,000      5,660,000 ATMEL SA 3.25% 6/1/02 *STEP UP* SERIES 144A                   4,026        4,026

                    4,300,000      4,300,000 BANKATLANTIC BNC 5.625% 12/01/07                              3,913        3,913

                    5,000,000      5,000,000 BELL ATLANTIC FINL SERV 144A 4.25% 9/15/05                    4,863        4,863

                    4,500,000      4,500,000 BELL ATLANTIC FINL SERV 5.75% 04/01/03 144A                   4,601        4,601

                    1,125,000      1,125,000 BERKSHIRE HATHAWAY 1.00% 12/2/01                              1,367        1,367

                    4,840,000      4,840,000 CLEAR CHANNEL 2.625% 04/01/03                                 4,882        4,882

                            0              0 CUSTODY SWEEP INTEREST                                          -            -

                            0              0 EMCOR GROUP INC 5.75% 04/01/05                                  -            -

                    4,900,000      4,900,000 HEALTHSOUTH CORP 3.25% 04/01/03 SERIES: 144A                  3,700        3,700

                    4,580,000      4,580,000 HILTON HOTELS CORPORATION 5.00% 5/15/06                       4,053        4,053

                    2,800,000      2,800,000 HOME DEPOT INC 3.25% 10/1/01                                  4,886        4,886

                    2,250,000      2,250,000 ITRON INC 144A 6.75% 03/31/04                                 1,496        1,496

                      900,000        900,000 ITRON INC. 6.75% 03/31/04                                      599          599

                    2,850,000      2,850,000 KELLSTROM INDUSTRIES INC 5.5% 6/15/03                         2,212        2,212

                    3,000,000      3,000,000 LOEWS CORP 3.125% 9/15/07                                     2,385        2,385

                    4,100,000      4,100,000 MAGNA INTERNATIONAL INC 4.875% 02/15/05                       4,121        4,121

                    3,000,000      3,000,000 MARK IV INDUSTRIES 4.75% 11/01/04                             2,505        2,505

                    2,135,000      2,135,000 MARK IV INDUSTRIES 4.75% 11/01/04                             1,783        1,783

                    3,350,000      3,350,000 MOTOROLA INC. ZERO CPN. 9/27/13                               2,291        2,291

                    1,310,000      1,310,000 NCS HEALTHCARE INC 5.75% 08/15/04                             1,118        1,118

                    4,300,000      4,300,000 OMNICARE 5% 12/01/07 144A                                     4,504        4,504

                    4,400,000      4,400,000 OMNICOM 2.25% 1/6/13 144A                                     5,038        5,038

                    1,065,000      1,065,000 PARKER DRILLING CORP 5.50% 8/1/04                              799          799

                    3,780,000      3,780,000 PENN TREATY AMERICA CORP 6.25% 12/01/03                       4,002        4,002

                      890,000        890,000 PENN TREATY AMERICA CORP EURO  12/01/03 6.25%                  942          942

                    8,800,000      8,800,000 PEP BOYS 0% 9/20/11                                           4,862        4,862

                    4,550,000      4,550,000 PHOTRONICS INC. 6.0% 6/1/2004                                 3,788        3,788

                    4,215,000      4,215,000 PROTECTION ONE ALRM 6.75% 9/15/03                             4,742        4,742

                    4,350,000      4,350,000 RITE AID CORP 5.25% 09/15/02                                  5,160        5,160

                    9,000,000      9,000,000 ROCHE HOLDINGS INC ZERO CPN 05/06/12                          4,669        4,669

                    5,000,000      5,000,000 ROCHE HOLDINGS ZERO COUPON BOND 144A 4/20/10                  3,025        3,025

                    1,700,000      1,700,000 SEACOR 5.375 11/15/06 144                                     1,552        1,552

                    1,300,000      1,300,000 SEACOR HOLDINGS INC  5.375 11/15/2006   CNV                   1,188        1,188

                    2,000,000      2,000,000 SOLECTRON CORP. 6% 3/1/06 144A                                3,073        3,073

                    4,920,000      4,920,000 THERMO ELECTRON CORP. 144A                                    4,225        4,225

                   10,525,000     10,525,000 TIMES MIRROR CO 0.00% 04/15/17                                4,684        4,684

                    2,680,000      2,680,000 TOWER AUTOMOTIVE INC. 5.0% 8/1/04                             2,582        2,582

                   12,000,000     12,000,000 US CELLULAR CORP 0.00% 6/15/15 CONV                           4,545        4,545

                    3,500,000      3,500,000 US FILTER 4.50% 12/15/01                                      3,176        3,176

                    2,500,000      2,500,000 WASTE MANAGEMENT INC 4.00% 02/01/02                           3,041        3,041

                    4,500,000      4,500,000 WMX TECHNOLOGIES 2.00% 01/24/05                               4,500        4,500

                    4,000,000      4,000,000 XILINX INC 5.25% 11/01/02                                     3,820        3,820
                                                                                           ---------------------------------------
                                                                                                0         149,039      149,039
                                                                                           ---------------------------------------

                                             Preferred Stock-Convertible - 36.90%

                      120,000        120,000 AMERUS LIFE HOLDINGS INC                                      2,910        2,910

                       70,000         70,000 CALENERGY CAPITAL TRUST II PFD 144A                           2,923        2,923

                       85,000         85,000 CITIZENS UTILITIES CO. 5.0000% 1/31/36 SERIES                 3,655        3,655

                      168,300        168,300 CNB CAPITAL TRUST I PFD                                       4,502        4,502

                       71,600         71,600 CONSECO FINANCE TRUST IV PFD                                  2,824        2,824

                       94,000         94,000 EL PASO ENERGY CPTL TRUST I PFD                               4,312        4,312

                      108,000        108,000 ELSAG BAILEY PFD 5.50% 12/31/35 SERIES                        4,266        4,266

                       89,600         89,600 FLEETWOOD CAPITAL TRUST SERIES: 144A                          3,965        3,965

                      112,400        112,400 FREEPORT MCMORAN COV GOLD PFD 5.000% SERIES                   1,812        1,812

                       19,000         19,000 FRONTIER FINANCING TRUST PFD                                   829          829

                       50,000         50,000 FRONTIER INSURANCE GROUP INC 144A PFD STK                     2,181        2,181

                            0              0 GOLDEN STATE BANCORP 8.75% SERIES A                             -            -

                       66,100         66,100 HOUSTON INDUSTRIES INC PFD                                    5,044        5,044

                       93,000         93,000 INTERNATIONAL PAPER 144A CONV PFRD                            4,569        4,569

                       45,600         45,600 LIFE RE CAPITAL TRUST II 6.00% PFD                            3,386        3,386

                      142,500        142,500 MCN CORP.                                                     2,654        2,654

                       86,500         86,500 MEDIAONE GROUP "ATI" PIES                                     4,833        4,833

                       60,000         60,000 MEDIAONE GROUP INC SERIES "D" PREFERRED STOCK                 5,633        5,633

                       50,000         50,000 MICROSOFT CORP 2.196% PFD                                     4,819        4,819

                       81,300         81,300 NEWELL FINANCIAL TRUST 5.25% PREFERRED                        4,583        4,583
                                             CONVERTIBLE

                       40,000         40,000 OCCIDENTAL PETE CONV PFD $3.00                                2,445        2,445

                       85,000         85,000 OWENS CORNING LLC 144A                                        4,154        4,154

                       95,350         95,350 OWENS-ILL INC                                                 3,409        3,409

                      391,000        391,000 PHILADELPHIA CONS HLDG CORP                                   3,812        3,812

                       73,300         73,300 PLC CAP TRUST II (PL) 6.5% 2/16/01 SERIES                     4,462        4,462

                       81,000         81,000 RALSTON PURINA CO. 7% 8/1/00                                  4,941        4,941

                      200,000        200,000 READERS DIGEST (RDA) $1.9300 2/15/01                          4,163        4,163

                       77,200         77,200 SEALED AIR CORP (NEW) WI                                      2,788        2,788

                       91,000         91,000 SPRINT CORP CONV PFD 8.25%                                    6,143        6,143

                       50,000         50,000 ST. PAUL CAPITAL LLC 6.00% 12/31/49                           3,088        3,088

                       75,000         75,000 TCI COMMUNICATIONS PRFD                                       6,318        6,318

                       96,500         96,500 TEXAS UTILITIES CO                                            5,428        5,428

                       18,000         18,000 UNION PACIFIC CAP TRUST                                        801          801

                       90,000         90,000 UNION PACIFIC CAP TRUST 144A                                  4,005        4,005

                       85,000         85,000 UNOCAL CORP.                                                  4,452        4,452
                                                                                           ---------------------------------------
                                                                                                0          130,009     130,009
                                                                                           ---------------------------------------

                                             Warrants - 0.10%

                       85,342         85,342 GOLDEN STATE BANCRP-LITIG ST                                   360          360
                                                                                           ---------------------------------------
                                                                                                0           360          360
                                                                                           ---------------------------------------


                                             Total Investments- 96.08%  (Cost $0,
                                             $346,163  respectively)                            0         338,772      338,772


                                 Nations Capital Income Fund / Pacific Horizon Capital Income Fund
                                      Pro Forma Combining Statement of Net Assets (unaudited)
                                                         September 30,1998


                                                                               Pacific
                                                                               Horizon
                                                           Nations Capital  Capital Income    Adjustments to          Pro Forma
                                                             Income Fund         Fund           Pro Forma             Combined
                                                              (in 000's)      (in 000's)       (in 000's)             (in 000's)
                                                           --------------------------------------------------       ----------------

Total Investments                                              $  -            $338,772          $ -                   $338,772

Other Assets and Liabilities:

Other assets and liabilities, net                                 -             13,807             -                    13,807
                                                           --------------------------------------------------       ----------------

Total Other Assets and Liabilities                                -             13,807             -                    13,807
                                                           --------------------------------------------------       ----------------
Net Assets                                                     $  -        $   352,579           $ -                  $352,579
                                                           ==================================================       ================

Net Assets by Class:

Investor A / Class A                                           $  -            $347,714           $-                   $347,714

Investor B / Class B                                           $  -            $ 1,755            $-                   $ 1,755

Investor C / Class K                                           $  -            $ 3,110            $-                   $ 3,110
                                                           --------------------------------------------------       ----------------

                                                               $  -            $352,579           $-                   $352,579
                                                           --------------------------------------------------       ----------------

Shares Outstanding by Class:

Investor A / Class A                                              -             22,612             -                    22,612

Investor B / Class B                                              -               114              -                      114

Investor C / Class K                                              -               202              -                      202
                                                           --------------------------------------------------       ----------------

                                                                  -           22,928               -                  22,928
                                                           --------------------------------------------------       ----------------

Net Asset Value per Share by Class:

Investor A / Class A                                            $ -               $    15.38        $      -           $ 15.38

Investor B / Class B                                            $ -               $    15.37        $      -           $ 15.37

Investor C / Class K                                            $ -               $    15.39        $      -           $ 15.39


                                            See Notes to Pro Forma Financial Statements

                                 Nations Capital Income Fund / Pacific Horizon Capital Income Fund
                                      Pro Forma Combining Statement of Operations (unaudited)
                                           Twelve Month Period Ending September 30,1998


                                                                                Pacific
                                                                                Horizon
                                                           Nations Capital  Capital Income    Adjustments to Pro       Pro Forma
                                                             Income Fund         Fund                Forma              Combined
                                                              (in 000's)      (in 000's)           (in 000's)           (in 000's)
                                                           --------------------------------------------------       ----------------
INVESTMENT INCOME:
Interest                                                                 $0          $10,299              $0                 $10,299

Dividends                                                                 -            6,720               -                   6,720
                                                           --------------------------------------------------       ----------------

Total Investment Income                                                   -           17,019               -                  17,019
                                                           --------------------------------------------------       ----------------

EXPENSES:

Investment Advisory                                                       -            1,785              796(a)               2,581

Administration                                                            -              794              119(a)                 913

Transfer Agent                                                            -              568           (388) (b)                 180

Custodian                                                                 -               3               42 (b)                 45

Legal and Audit Fees                                                      -              32             (23) (b)                  9

Registration & Filing                                                     -              37                -                     37

Trustees' Fees                                                            -               6                2 (b)                  8

Other expenses                                                            -              151            (50) (b)                 101
                                                           --------------------------------------------------       ----------------



Subtotal                                                                  -            3,376              498                  3,874
                                                           --------------------------------------------------       ----------------

Shareholder Servicing and Distribution Fees

Investor A                                                                -              984               -                     984

Investor B                                                                -               2                -                      2

Investor C                                                                -              27                -                     27
                                                           --------------------------------------------------       ----------------

                                                                          -            1,013               -                   1,013
                                                           --------------------------------------------------       ----------------

Fees waived and/or reimbursed by investment

advisor, administrator and/or distributor                                 -             (7)                7                      -
                                                           --------------------------------------------------       ----------------

Total Expenses                                                            -            4,382              505                  4,887
                                                           --------------------------------------------------       ----------------

                                                           --------------------------------------------------       ----------------

NET INVESTMENT INCOME                                                     -           12,637           (505)                  12,132
                                                           --------------------------------------------------       ----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain/(loss) on investments                                   -           18,900               -                  18,900
Net change in unrealized appreciation/

(depreciation) of investments                                             -        (30,917)                -               (30,917)
Net realized and unrealized gain/(loss)
                                                           --------------------------------------------------       ----------------

on investments                                                            -        (12,017)                -               (12,017)
                                                           --------------------------------------------------       ----------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                $0             $620          ($505)                    $115
                                                           ==================================================       ================


Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.

(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                           Nations Capital Income Fund
                       Pacific Horizon Capital Income Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Capital Income Fund in exchange for shares of Nations Capital Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations Capital Income Fund. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.     Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees and Investor C shareholders servicing and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Capital Income at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

                            NATIONS CASH RESERVES / PACIFIC HORIZON PRIME FUND
                          Pro Forma Combining Schedule of Investments (unaudited)
                                              October 31,1998



                 Pacific Horizon                                                                            Pacific
  Nations Cash      Prime Fund                                                             Nations Cash     Horizon      Pro Forma
    Reserves        Principal      Pro Forma Principal                                       Reserves     Prime Fund     Combined
Principal Amount      Amount              Amount            Description                       Value         Value         Value
                                                                                             (in 000's)    (in 000's)    (in 000's)
                                             BANK NOTES - 2.08%
         0         25,000,000     25,000,000 BANK ONE WISCONSIN N.A. 5.55% 2/26/99                    0        24,989        24,989
         0         50,000,000     50,000,000 KEY BANK N.A. VR 10/29/99                                0        50,000        50,000
         0        100,000,000    100,000,000 KEY BANK N.A. VR 9/16/99                                 0        99,966        99,966
         0         50,000,000     50,000,000 MORGAN GUARANTY TRUST COMP OF N.Y. VR                    0        49,986        49,986
                                             10/15/99
         0        100,000,000    100,000,000 MORGAN GUARANTY TRUST COMP. OF N.Y. VR                   0        99,956        99,956
                                             9/27/99
         0         50,000,000     50,000,000 PNC BANK N.A. VR 10/13/99                                0        49,991        49,991
         0         50,000,000     50,000,000 US BANK N.A. VR 9/15/99                                  0        49,996        49,996
                                                                                               ------------------------------------
                                                                                                      0       424,884       424,884
                                                                                               ------------------------------------

                                             CERTIFICATES OF DEPOSIT - EURO - 0.85%
         0         50,000,000     50,000,000 COMMERZBANK AG LONDON BRANCH 5.19% 1/7/99                0        49,987        49,987
         0        100,000,000    100,000,000 ING BANK NV LDN BRNCH 5.53% 1/08/99                      0       100,002       100,002
         0         25,000,000     25,000,000 SVENSKA HANDELSBANKEN LDN BRNCH 5.655%                   0        25,000        25,000
                                             12/7/98                                           ------------------------------------
                                                                                                      0       174,989       174,989
                                                                                               ------------------------------------

                                             CERTIFICATES OF DEPOSIT- DOMESTIC - 1.22%
40,000,000                  0     40,000,000 BANKERS TRUST NEW YORK 5.33% 11/2/98                39,988             0        39,988
45,000,000                  0     45,000,000 BANKERS TRUST NEW YORK 5.78%  4/28/99               44,989             0        44,989
23,500,000                  0     23,500,000 BANKERS TRUST NEW YORK 5.77% 4/28/99                23,486             0        23,486
35,000,000                  0     35,000,000 BANKERS TRUST NEW YORK 5.67% 2/26/99                34,995             0        34,995
50,000,000                  0     50,000,000 CHASE MANHATTAN BANK 5% 2/16/99                     50,000             0        50,000
20,000,000                  0     20,000,000 CHASE MANHATTAN BANK U.S.A. 5.685% 8/03/99          19,991             0        19,991
36,000,000                  0     36,000,000 MORGAN GUARANTY TRUST, 5.55% 2/02/99                35,976             0        35,976

                                                                                               -------------------------------------
                                                                                                 249,425             0       249,425
                                                                                               -------------------------------------

                                             CERTIFICATES OF DEPOSIT- YANKEE - 9.6%
25,000,000                  0     25,000,000 ABN-AMRO BANK 5.75% 3/31/99                          24,994             0        24,994
30,000,000                  0     30,000,000 BANK NATIONALE DE PARIS 5.71% 2/25/99                30,000             0        30,000
         0         50,000,000     50,000,000 BANQUE NATL DE PARIS,NY BRANCH 5.73% 3/31/99              0        49,990        49,990
         0         90,000,000     90,000,000 BANQUE PARIBAS NY BRANCH 5.66% 3/1/99                     0        89,986        89,986
         0         50,000,000     50,000,000 BANQUE PARIBAS NY BRANCH 5.73% 3/29/99                    0        49,990        49,990
         0         75,000,000     75,000,000 BAYERISCHE LANDESBANK GIROZENTRALE, NY BRANCH             0        74,975        74,975
         0         50,000,000     50,000,000 CANADIAN IMPERIAL BANK OF COMMERCE, NY BRANCH             0        49,985        49,985
         0         22,000,000     22,000,000 COMMERZBANK AG NY BRANCH 5.08% 9/28/99                    0        22,061        22,061
         0         27,000,000     27,000,000 COMMERZBANK AG NY BRANCH 5.14% 9/15/99                    0        27,084        27,084
         0        200,000,000    200,000,000 COMMERZBANK AG NY BRANCH 5.19% 9/21/99                    0       200,590       200,590
27,500,000                  0     27,500,000 COMMERZBANK 5.64% 3/02/99                            27,485             0        27,485
40,000,000                  0     40,000,000 CREDIT AGRICOLE 5.75% 4/01/99                        39,992             0        39,992
         0        100,000,000    100,000,000 CREDIT SUISSE FIRST BOSTON VR 8/11/99                     0       100,000       100,000
         0         80,000,000     80,000,000 DRESDNER BANK A.G. NY BRANCH 5.73% 4/19/99                0        80,178        80,178
         0         50,000,000     50,000,000 ISTITUTO BANCAIRIO SAN PAOLO D.T. NY VR                   0        49,993        49,993
                                             3/19/99
         0         50,000,000     50,000,000 ISTITUTO BANCARIO SAN PAOLO DI TORINO, NY                 0        49,988        49,988
                                             BRANCH
         0         50,000,000     50,000,000 ISTITUTO BANCARIO SAN PAOLO DI TORINO, NY                 0        49,979        49,979
                                             BRANCH
20,000,000                  0     20,000,000 NATIONAL BANK OF CANADA 5.94% 12/03/98               20,000             0        20,000
30,000,000                  0     30,000,000 NATIONAL BANK OF CANADA 5.64% 1/04/99                30,000             0        30,000
         0         25,000,000     25,000,000 NATIONAL WESTMINSTER BANK PLC NY BRANCH                   0        24,986        24,986
         0         50,000,000     50,000,000 ROYAL BANK OF CANADA NY BRANCH 5.63% 2/26/99              0        49,989        49,989
         0         25,000,000     25,000,000 SOCIETE GENERALE BANK NY BRANCH VR 1/22/99                0        24,997        24,997
         0         25,000,000     25,000,000 SOCIETE GENERALE BANK NY BRANCH VR 5/7/99                 0        24,992        24,992
         0         50,000,000     50,000,000 SOCIETE GENERALE BANK NY BRANCH VR 6/1/99                 0        49,977        49,977
         0         50,000,000     50,000,000 SOCIETE GENERALE BANK NY BRANCH 5.66% 2/26/99             0        49,995        49,995


          0         50,000,000    50,000,000 SOCIETE GENERALE BANK NY BRANCH 5.69% 3/2/99              0        49,992        49,992
          0         25,000,000    25,000,000 SOCIETE GENERALE BANK NY BRANCH 5.75% 4/15/99             0        24,995        24,995
          0         25,000,000    25,000,000 SOCIETE GENERALE BANK NY BRANCH 5.76% 4/16/99             0        24,995        24,995
125,000,000                  0   125,000,000 SOCIETE GENERALE NY 5.323% 8/11/99                  124,903             0       124,903
 16,250,000                  0    16,250,000 SOCIETE GENERALE NY 5.7% 3/23/99                     16,247             0        16,247
 29,000,000                  0    29,000,000 SOCIETE GENERALE NY 5.8% 3/31/99                     28,995             0        28,995
 30,000,000                  0    30,000,000 SOCIETE GENERALE NY 5.75% 4/16/99                    29,986             0        29,986
 30,000,000                  0    30,000,000 SOCIETE GENERALE NY 5.8% 4/28/99                     29,986             0        29,986
 25,000,000         50,000,000    75,000,000 SOCIETE GENERALE 5.7% 2/26/99                        24,997        49,994        74,991
          0         50,000,000    50,000,000 SVENSKA HANDELSBANKEN NY BRANCH                           0        50,315        50,315
          0        100,000,000   100,000,000 SVENSKA HANDELSBANKEN NY BRANCH 5.75% 4/26/99             0        99,977        99,977
          0        100,000,000   100,000,000 WESTDEUTSCHE LANDES BANK GIROZENTRALE, NY                 0       100,000       100,000
                                             BRANCH
                                                                                           -----------------------------------------
                                                                                                 427,585     1,520,003     1,947,588
                                                                                           -----------------------------------------

                                  COMMERCIAL PAPER - 42.72%
          0         50,000,000    50,000,000 ABBEY NATIONAL NORTH AMERICA CORP.                        0        49,529        49,529
          0         95,000,000    95,000,000 AETNA SERVICES INC 5.40% 11/20/98                         0        94,729        94,729
          0         40,000,000    40,000,000 AETNA SERVICES INC 5.45% 1/22/99                          0        39,503        39,503
          0         20,000,000    20,000,000 AKZO NOBEL INC 5.30% 2/19/99                              0        19,676        19,676
          0         43,500,000    43,500,000 ALCATEL ALSTHOM INC 5.30% 12/18/98                        0        43,199        43,199
 25,066,000                  0    25,066,000 AON CORP 12/01/98                                    24,955             0        24,955
 34,296,000                  0    34,296,000 AON CORP 12/07/98                                    34,118             0        34,118
 50,000,000                  0    50,000,000 AON CORP 12/08/98                                    49,724             0        49,724
 21,000,000                  0    21,000,000 AON CORP 12/22/98                                    20,844             0        20,844
 15,581,000                  0    15,581,000 AON CORP 11/12/98                                    15,555             0        15,555
          0        100,000,000   100,000,000 ASSET SECURITIZATION COOPERATIVE CORP                     0        99,941        99,941
          0         35,000,000    35,000,000 ASSET SECURITIZATION COOPERATIVE CORP                     0        34,906        34,906
          0        100,000,000   100,000,000 ASSET SECURITIZATION COOPERATIVE CORP                     0        99,426        99,426
          0        100,000,000   100,000,000 ASSET SECURITIZATION COOPERATIVE CORP                     0        99,411        99,411
          0         50,000,000    50,000,000 BANC ONE FUNDING CORP 5.30% 01/13/99                      0        49,463        49,463
 53,564,000                  0    53,564,000 BANKER TRUST CORPORATION  1/15/99                    52,922             0        52,922
 12,500,000                  0    12,500,000 BANKERS TRUST CORPORATION 2/19/99                    12,288             0        12,288
 20,000,000                  0    20,000,000 BANKERS TRUST NY CORP 11/24/98                       19,930             0        19,930
          0         50,000,000    50,000,000 BAT CAPITAL CORP 5.27% 12/11/98                           0        49,707        49,707
          0        150,000,000   150,000,000 BAT CAPITAL CORP 5.46% 12/30/98                           0       148,658       148,658

          0        100,000,000   100,000,000 BAT CAPITAL CORP 5.54% 11/18/98                           0        99,738        99,738
          0         50,000,000    50,000,000 BETA FINANCE INCORPORATED 4.97% 4/6/99                    0        48,923        48,923
          0         50,000,000    50,000,000 BHF FINANCE DELAWARE INC. 5.53% 11/25/98                  0        49,816        49,816
 30,000,000                  0    30,000,000 BT ALEX BROWN 1/21/99                                29,624             0        29,624
 16,000,000                  0    16,000,000 BURMAH CASTROL FINANCE 11/16/98                      15,963             0        15,963
          0         85,000,000    85,000,000 CC USA INC 5.26% 1/25/99                                  0        83,944        83,944
          0         30,000,000    30,000,000 CC USA INC 5.53% 11/19/98                                 0        29,917        29,917
          0         30,000,000    30,000,000 CC USA INC 5.53% 11/20/98                                 0        29,912        29,912
125,000,000                  0   125,000,000 CHASE MANHATTAN CORP 1/29/99                        123,399             0       123,399
          0         75,000,000    75,000,000 CITIBANK CAP MKTS ASSETS LLC 5.40% 11/10/98               0        74,899        74,899
          0         25,000,000    25,000,000 CITIBANK CAP MKTS ASSETS LLC 5.485% 12/21/98              0        24,810        24,810
          0         50,000,000    50,000,000 CITIBANK CAP MKTS ASSETS LLC 5.53% 11/4/98                0        49,977        49,977
          0         50,000,000    50,000,000 CITIBANK CAP MKTS ASSETS LLC 5.54% 11/02/98               0        49,992        49,992
          0        100,000,000   100,000,000 CORPORATE ASSET FUNDING CORP. INC                         0        98,569        98,569
          0         50,000,000    50,000,000 CORPORATE ASSET FUNDING CORP. INC                         0        49,279        49,279
 58,000,000                  0    58,000,000 COUNTRYWIDE HOME LOANS INC 11/02/98                  57,991             0        57,991
 50,000,000                  0    50,000,000 COUNTRYWIDE HOME LOANS, INC 11/18/98                 49,872             0        49,872
 35,500,000                  0    35,500,000 COUNTRYWIDE HOME LOANS, INC 11/24/98                 35,380             0        35,380
 50,000,000         50,000,000   100,000,000 COUNTRYWIDE HOME LOANS, INC 11/25/98                 49,824        49,816        99,641
 20,000,000                  0    20,000,000 COUNTRYWIDE HOME LOANS, INC 11/30/98                 19,912             0        19,912
          0         25,000,000    25,000,000 CREGEM NORTH AMERICA INC 5.05% 1/14/99                    0        24,740        24,740
          0         50,000,000    50,000,000 CREGEM NORTH AMERICA INC 5.19% 1/14/99                    0        49,467        49,467
          0        100,000,000   100,000,000 DAIMLER-BENZ NORTH AMERICA CORP                           0        99,522        99,522
          0         25,000,000    25,000,000 DUKE CAPITAL CORP 5.53% 11/24/98                          0        24,912        24,912
          0         30,000,000    30,000,000 DUKE CAPITAL CORP 5.54% 11/13/98                          0        29,945        29,945
 45,000,000                  0    45,000,000 EDISON SECURITIZATION 4/23/99                        43,919             0        43,919
          0         40,435,000    40,435,000 FALCON ASSET SECURITIZATION CORP                          0        40,380        40,380
          0         73,800,000    73,800,000 FALCON ASSET SECURITIZATION CORP                          0        73,598        73,598
          0         26,545,000    26,545,000 FALCON ASSET SECURITIZATION CORP                          0        26,468        26,468
          0         38,895,000    38,895,000 FALCON ASSET SECURITIZATION CORP                          0        38,436        38,436
  6,034,000                  0     6,034,000 FINOVA CAPITAL CORP 11/20/98                          6,016             0         6,016
 27,500,000                  0    27,500,000 FINOVA CAPITAL CORP 1/05/99                          27,232             0        27,232
 28,000,000                  0    28,000,000 FINOVA CAPITAL CORP 1/29/99                          27,624             0        27,624
300,000,000                  0   300,000,000 GEN MOTORS ACCEP CORP 11/02/98                      299,952             0       299,952

200,000,000        300,000,000   500,000,000 GENERAL ELECTRIC CAPITAL CORP 11/02/98              199,968       299,952       499,920
          0         50,000,000    50,000,000 GENERAL ELECTRIC CAPITAL CORP 5.48% 12/29/98              0        49,559        49,559
          0         50,000,000    50,000,000 GENERAL ELECTRIC CAPITAL SERV 5.48% 12/29/98              0        49,559        49,559
 92,000,000                  0    92,000,000 GENERAL ELECTRIC COMPANY 12/31/98                    91,213             0        91,213
200,000,000                  0   200,000,000 GOLMAN SACHS GROUP 5.646% 11/09/98                  200,000             0       200,000
          0         43,164,000    43,164,000 GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO                0        43,104        43,104
          0         50,000,000    50,000,000 GREYHAWK FUNDING LLC 5.35% 1/28/99                        0        49,346        49,346
          0         75,000,000    75,000,000 GREYHAWK FUNDING LLC 5.40% 1/29/99                        0        74,010        74,010
          0         50,000,000    50,000,000 HERTZ CORPORATION 5.20% 11/20/98                          0        49,863        49,863
          0         50,000,000    50,000,000 HERTZ CORPORATION 5.52% 12/11/98                          0        49,693        49,693
 30,000,000                  0    30,000,000 HITACHI AMERICA 12/02/98                             29,868             0        29,868
 15,000,000         20,000,000    35,000,000 HITACHI AMERICA 12/16/98                             14,897        19,863        34,760
 16,000,000                  0    16,000,000 HITACHI AMERICA LTD 5/14/99                          15,533             0        15,533
          0         23,985,000    23,985,000 HITACHI AMERICA LTD 5.315% 5/6/99                         0        23,326        23,326
          0         17,000,000    17,000,000 HITACHI AMERICA LTD 5.51% 11/10/98                        0        16,977        16,977
          0         20,000,000    20,000,000 HITACHI AMERICA LTD 5.52% 11/30/98                        0        19,911        19,911
 21,000,000                  0    21,000,000 HITACHI AMERICA, LTD. 2/24/99                        20,661             0        20,661
  9,000,000                  0     9,000,000 HITACHI AMERICA, LTD. 4/13/99                         8,776             0         8,776
 12,000,000                  0    12,000,000 HITACHI AMERICA,LTD 5/11/99                          11,653             0        11,653
 60,500,000                  0    60,500,000 INTERNATIONAL DUE 11/12/98                           60,399             0        60,399
 76,146,000                  0    76,146,000 INTERNATIONAL SECURITIZ 12/10/98                     75,715             0        75,715
 35,250,000                  0    35,250,000 INTERNATIONAL SECURITIZ 4/22/99                      34,408             0        34,408
 55,050,000                  0    55,050,000 INTERNATIONAL SECURITIZ 4/29/99                      53,704             0        53,704
          0         97,000,000    97,000,000 JOHNSON CONTROLS INC 5.45% 12/4/98                        0        96,515        96,515
          0         50,000,000    50,000,000 JOHNSON CONTROLS INC 5.48% 2/26/99                        0        49,277        49,277
          0         50,000,000    50,000,000 JOHNSON CONTROLS INC 5.60% 11/18/98                       0        49,868        49,868
          0         45,000,000    45,000,000 JP MORGAN & CO INC 4.82% 4/13/99                          0        44,018        44,018
 50,000,000                  0    50,000,000 LEHMAN BROS DUE11/16/98                              49,884             0        49,884
 60,000,000                  0    60,000,000 LEHMAN BROS DUE12/21/98                              59,538             0        59,538
          0        100,000,000   100,000,000 LEHMAN BROTHERS HOLDINGS INC VR 05/07/99                  0       100,000       100,000
          0         50,000,000    50,000,000 LEHMAN BROTHERS HOLDINGS INC VR 1/19/99                   0        50,000        50,000
          0         50,000,000    50,000,000 LEHMAN BROTHERS HOLDINGS INC. 5.55% 11/18/98              0        49,869        49,869
 75,000,000                  0    75,000,000 LEXINGTON PARKER CAPITAL CP IL 4/27/99               75,000             0        75,000
 60,000,000                  0    60,000,000 MITSUBISHI INTERNATIONAL 11/03/98                    59,981             0        59,981
 17,000,000                  0    17,000,000 MITSUBISHI INTERNATIONAL 11/23/98                    16,941             0        16,941
 65,000,000                  0    65,000,000 MITSUBISHI INTERNATIONAL 1/26/99                     64,107             0        64,107
 45,000,000                  0    45,000,000 MITSUBISHI INTERNATIONAL CORP 11/12/98               44,920             0        44,920
 10,000,000                  0    10,000,000 MITSUBISHI INTERNATIONAL CORP 11/16/98                9,976             0         9,976

50,000,000                  0     50,000,000 MITSUBISHI MOTORS, 1/27/99                           49,305             0        49,305
         0         38,000,000     38,000,000 MOAT FUNDING LLC 5.33% 1/8/99                             0        37,617        37,617
         0         50,000,000     50,000,000 MOAT FUNDING LLC AB 5.38% 1/28/99                         0        49,342        49,342
         0         22,695,000     22,695,000 MOAT FUNDING LLC 5.40% 1/22/99                            0        22,416        22,416
         0         58,273,000     58,273,000 MOAT FUNDING LLC 5.53% 12/11/98                           0        57,915        57,915
         0         22,941,000     22,941,000 MOAT FUNDING LLC 5.54% 11/23/98                           0        22,863        22,863
         0        142,480,000    142,480,000 MOAT FUNDING LLC 5.54% 11/24/98                           0       141,976       141,976
         0         71,004,000     71,004,000 MOAT FUNDING LLC 5.54% 11/25/98                           0        70,742        70,742
         0         50,000,000     50,000,000 NATIONAL AUST FUND (DELAWARE) 5.475% 12/29/98             0        49,559        49,559
         0         50,000,000     50,000,000 NATIONAL BANK OF CANADA 5.485% 12/28/98                   0        49,566        49,566
20,000,000                  0     20,000,000 NATIONAL BANK OF CANADA. 12/31/98                    19,820             0        19,820
72,000,000                  0     72,000,000 NATIONAL BANK OF CANADA DCP. 2/24/99                 70,818             0        70,818
90,000,000                  0     90,000,000 PHH CORP 1/20/99                                     88,888             0        88,888
40,208,000                  0     40,208,000 PHH CORP 1/21/99                                     39,703             0        39,703
50,000,000                  0     50,000,000 PHH CORP 11/18/98                                    49,866             0        49,866
33,500,000                  0     33,500,000 PHH CORP 12/09/98                                    33,302             0        33,302
         0         75,000,000     75,000,000 PHH CORPORATION 5.50% 11/13/98                            0        74,863        74,863
         0         50,000,000     50,000,000 PHH CORPORATION 5.63% 12/16/98                            0        49,648        49,648
         0        181,342,000    181,342,000 REPUBLIC INDUSTRIES FUNDING 5.25% 11/30/98                0       180,575       180,575
         0         25,000,000     25,000,000 RIVERWOODS FUNDING CORP 5.20% 1/21/99                     0        24,708        24,708
         0        250,000,000    250,000,000 RIVERWOODS FUNDING CORP 5.2675% 1/22/99                   0       246,997       246,997
20,000,000                  0     20,000,000 SAFECO CORP 11/12/98                                 19,966             0        19,966
20,000,000                  0     20,000,000 SAFECO CORP 11/17/98                                 19,951             0        19,951
12,000,000                  0     12,000,000 SAFECO CORP 12/02/98                                 11,943             0        11,943
90,000,000                  0     90,000,000 SAFECO CORP 12/08/98                                 89,514             0        89,514
30,000,000                  0     30,000,000 SAFECO CORP 12/10/98                                 29,830             0        29,830
58,000,000                  0     58,000,000 SAFECO CORP 12/14/98                                 57,631             0        57,631
30,000,000                  0     30,000,000 SAFECO CREDIT 11/19/98                               29,917             0        29,917
10,000,000                  0     10,000,000 SAFECO CREDIT 12/09/98                                9,944             0         9,944
10,000,000                  0     10,000,000 SAFECO CREDIT 12/10/98                                9,944             0         9,944
 7,500,000                  0      7,500,000 SAFECO CREDIT 12/18/98                                7,448             0         7,448
25,000,000                  0     25,000,000 SAFECO CREDIT CO 11/12/98                            24,958             0        24,958
38,100,000                  0     38,100,000 SAFECO CREDIT CO 12/04/98                            37,908             0        37,908
         0         50,000,000     50,000,000 SAFECO CREDIT COMPANY 5.41% 1/22/99                       0        49,384        49,384
         0         50,000,000     50,000,000 SAFECO CREDIT COMPANY 5.52% 12/03/98                      0        49,755        49,755
         0         35,000,000     35,000,000 SAFECO CREDIT COMPANY 5.535% 11/25/98                     0        34,871        34,871
         0         49,320,000     49,320,000 SAFECO CREDIT COMPANY 5.54% 11/17/98                      0        49,199        49,199
         0        100,000,000    100,000,000 SALOMON SMITH BARNEY HOLDINGS INC                         0        99,954        99,954

          0         50,000,000    50,000,000 SALOMON SMITH BARNEY HOLDINGS INC.                        0        49,870        49,870
          0         50,000,000    50,000,000 SALOMON SMITH BARNEY HOLDINGS INC.                        0        49,748        49,748
          0        100,000,000   100,000,000 SALOMON SMITH BARNEY HOLDINGS INC.                        0        98,824        98,824
          0         50,000,000    50,000,000 SALOMON SMITH BARNEY HOLDINGS INC.                        0        49,410        49,410
          0         50,000,000    50,000,000 SIGMA FINANCE INC 5.31% 2/5/99                            0        49,292        49,292
          0         50,000,000    50,000,000 SIGMA FINANCE INC 5.32% 1/19/99                           0        49,416        49,416
          0         50,000,000    50,000,000 SIGMA FINANCE INC 5.53% 11/30/98                          0        49,777        49,777
          0         50,000,000    50,000,000 SIGMA FINANCE INC 5.56% 11/9/98                           0        49,938        49,938
  5,000,000                  0     5,000,000 SUMITOMO CORP 12/11/98                                4,969             0         4,969
 10,000,000                  0    10,000,000 SUMITOMO CORP OF AMERICA 11/19/98                     9,972             0         9,972
          0         19,541,000    19,541,000 THAMES ASSET GLOBAL SECURITIZATION NO.1 INC               0        19,303        19,303
          0         17,767,000    17,767,000 THAMES ASSET GLOBAL SECURITIZATION NO.1 INC               0        17,545        17,545
          0         50,000,000    50,000,000 THAMES ASSET GLOBAL SECURITIZATION NO.1 INC               0        49,355        49,355
          0         50,000,000    50,000,000 THAMES ASSET GLOBAL SECURITIZATION NO.1 INC               0        49,353        49,353
          0        100,000,000   100,000,000 THE BEAR STEARNS COMPANIES INC. 5.49%                     0        99,283        99,283
                                             12/18/98
 18,000,000                  0    18,000,000 TULIP FUNDING 11/10/98                               17,976             0        17,976
 32,263,000                  0    32,263,000 TULIP FUNDING 11/16/98                               32,189             0        32,189
 25,000,000                  0    25,000,000 TULIP FUNDING 1/04/99                                24,760             0        24,760
 18,627,000                  0    18,627,000 TULIP FUNDING CORP 11/17/98                          18,581             0        18,581
 45,000,000                  0    45,000,000 TULIP FUNDING CORP 1/26/99                           44,425             0        44,425
100,000,000                  0   100,000,000 TULIP FUNDING CORP 1/28/99                           98,680             0        98,680
187,000,000                  0   187,000,000 VARIABLE FUNDING CAPITAL CORP 11/02/98              186,970             0       186,970
          0         38,460,000    38,460,000 WORLD 0MNI VEHICLE LEASING INC 5.42% 12/8/98              0        38,246        38,246
          0         42,180,000    42,180,000 WORLD OMNI VEHICLE LEASING INC                            0        41,935        41,935
          0         37,000,000    37,000,000 WORLD OMNI VEHICLE LEASING INC 5.42% 11/4/98              0        36,983        36,983
          0         25,000,000    25,000,000 WORLD OMNI VEHICLE LEASING INC 5.45%                      0        24,985        24,985
                                                                                           -----------------------------------------
                                                                                               3,353,364     5,345,131     8,698,495
                                                                                           -----------------------------------------

                                  COMMERCIAL PAPER - FOREIGN - 3.5%
          0         41,627,000    41,627,000 BAA PLC 5.12% 3/19/99                                     0        40,810        40,810
          0         75,000,000    75,000,000 BRADFORD & BINGLEY BUILDING SOCIETY                       0        74,315        74,315
          0        150,000,000   150,000,000 BRITISH GAS CAPITAL INC. 5.00% 04/16/99                   0       146,542       146,542
          0        100,000,000   100,000,000 BRITISH GAS CAPITAL INC. 5.01% 04/15/99                   0        97,704        97,704

          0         48,000,000    48,000,000 DIAGEO CAPITAL PLC 5.13% 2/18/99                          0        47,254        47,254
          0         50,000,000    50,000,000 DIAGEO CAPITAL PLC 5.49% 12/1/98                          0        49,771        49,771
          0         50,000,000    50,000,000 FCE BANK PLC 5.31% 1/15/99                                0        49,447        49,447
          0        200,000,000   200,000,000 WESTDEUTSCHE LANDESBANK GIROZENTRALE                      0       199,968       199,968
                                                                                           -----------------------------------------
                                                                                                       0       705,811       705,811
                                                                                           -----------------------------------------

                                  CORPORATE NOTE - 13.78%
          0         50,000,000    50,000,000 AMERICAN HONDA FINANCE CORP VRMTN 06/16/99                0        50,000        50,000
          0         25,000,000    25,000,000 AMERICAN HONDA FINANCE CORP VRMTN 06/25/99                0        25,000        25,000
          0         25,000,000    25,000,000 AMERICAN HONDA FINANCE CORP VRMTN 1/20/99                 0        25,000        25,000
          0         50,000,000    50,000,000 AMERICAN HONDA FINANCE CORP VRMTN 1/21/99                 0        49,999        49,999
          0         65,000,000    65,000,000 AMERICAN HONDA FINANCE CORP VRMTN 4/20/99                 0        65,000        65,000
          0         25,000,000    25,000,000 AMERICAN HONDA FINANCE CORP VRMTN 4/26/99                 0        24,999        24,999
          0         25,000,000    25,000,000 BANCO POPULAR DE PUERTO RICO VRMTN 1/15/99                0        25,008        25,008
          0        105,000,000   105,000,000 BANKERS TRUST CORPORATION VRMTN 2/10/99                   0       104,989       104,989
          0        100,000,000   100,000,000 BANKERS TRUST CORPORATION VRMTN 8/9/99                    0        99,958        99,958
          0        100,000,000   100,000,000 BEAR STEARNS COMPANIES INC VRMTN 3/17/99                  0       100,000       100,000
          0         50,000,000    50,000,000 BETA FINANCE INC VRMTN AB 10/26/99                        0        50,000        50,000
          0         50,000,000    50,000,000 BETA FINANCE INC VRMTN AB 10/27/99                        0        50,000        50,000
          0         50,000,000    50,000,000 CC USA INC VRMTN AB 11/02/99                              0        49,958        49,958
          0         50,000,000    50,000,000 CHRYSLER FINANCIAL CORP VRMTN 6/23/99                     0        50,000        50,000
          0         50,000,000    50,000,000 COMPAGNIE BANCAIRE USA FUNDING VRMTN 11/25/98             0        50,000        50,000
          0        100,000,000   100,000,000 COUNTRYWIDE HOME LOANS INC SERIES G VRMTN                 0       100,000       100,000
                                             08/30/99
          0        100,000,000   100,000,000 COUNTRYWIDE HOME LOANS INC SERIES G VRMTN                 0       100,000       100,000
                                             7/26/99
          0         50,000,000    50,000,000 COUNTRYWIDE HOME LOANS INC VRMTN 7/26/99                  0        50,000        50,000
          0        100,000,000   100,000,000 CREDIT SUISSE FIRST BOSTON INC VRMTN 7/30/99              0       100,000       100,000
          0        150,000,000   150,000,000 CREDIT SUISSE FIRST BOSTON INC VRMTN 9/13/99              0       149,937       149,937
110,000,000                  0   110,000,000 FIRST UNION NATL BANK 5.48% 10/27/99                110,000             0       110,000
          0         35,000,000    35,000,000 GENERAL MOTOR ACCEPTANCE CORP VRMTN 10/08/99              0        34,959        34,959

         0         25,000,000     25,000,000 HOUSEHOLD FINANCE CORPORATION VRMTN 1/19/99               0        25,000        25,000
         0         25,000,000     25,000,000 HOUSEHOLD FINANCE CORPORATION VRMTN 1/21/99               0        25,000        25,000
         0         75,000,000     75,000,000 HOUSEHOLD FINANCE CORPORATION VRMTN 10/14/99              0        75,000        75,000
         0         25,000,000     25,000,000 HOUSEHOLD FINANCE CORPORATION VRMTN 3/29/99               0        24,993        24,993
         0         50,000,000     50,000,000 HOUSEHOLD FINANCE CORPORATION VRMTN 3/9/99                0        50,000        50,000
         0         20,000,000     20,000,000 HOUSEHOLD FINANCE CORPORATION VRMTN 4/08/99               0        20,015        20,015
         0        100,000,000    100,000,000 JP MORGAN & CO INC VRMTN 10/4/99                          0       100,000       100,000
50,000,000                  0     50,000,000 LEHMAN BROTHERS HOLDINGS INC 5.46% 11/3/99           50,000             0        50,000
         0         25,000,000     25,000,000 LEHMAN BROTHERS HOLDINGS INC. VRMTN 2/12/99               0        25,000        25,000
13,500,000                  0     13,500,000 LEHMAN BROTHERS, INC. 10% 5/15/99                    13,780             0        13,780
         0        100,000,000    100,000,000 MERRILL LYNCH & CO., INC. VRMTN 10/01/99                  0       100,000       100,000
         0        100,000,000    100,000,000 MERRILL LYNCH & CO., INC. VRMTN 10/04/99                  0       100,000       100,000
         0         25,000,000     25,000,000 MERRILL LYNCH & CO., INC. VRMTN 11/23/98                  0        25,000        25,000
         0         25,000,000     25,000,000 MERRILL LYNCH & CO., INC. VRMTN 12/9/98                   0        25,000        25,000
         0        100,000,000    100,000,000 MERRILL LYNCH & CO., INC. VRMTN 9/23/99                   0       100,000       100,000
         0        100,000,000    100,000,000 PHH CORPORATION VRMTN 2/24/99                             0       100,000       100,000
         0         90,000,000     90,000,000 PHH CORPORATION VRMTN 3/16/99                             0        90,000        90,000
         0         43,280,000     43,280,000 RACERS SERIES 1998-MM-3-5 VRMTN AB 3/31/99                0        43,278        43,278
         0         50,000,000     50,000,000 SIGMA FINANCE INC VRMTN  07/19/99                         0        50,000        50,000
         0         50,000,000     50,000,000 SIGMA FINANCE INC VRMTN  08/26/99                         0        50,000        50,000
         0         50,000,000     50,000,000 SIGMA FINANCE INC VRMTN 9/15/99                           0        50,000        50,000
         0        100,000,000    100,000,000 THE CIT GROUP INC VRMTN 10/20/99                          0       100,000       100,000
         0        100,000,000    100,000,000 TOYOTA MOTOR CREDIT VRMTN 10/18/99                        0       100,000       100,000
                                                                                           -----------------------------------------
                                                                                                 173,780     2,633,093     2,806,873
                                                                                           -----------------------------------------

                                             GUARANTEED INVESTMENT CONTRACTS - 2.45%
75,000,000                  0     75,000,000 COMMONWEALTH LIFE INS CO 5.53% 11/2/98               75,000             0        75,000
50,000,000                  0     50,000,000 FIRST ALLMERICA FIN LIFE INSUR 5.78% 5/15/03         50,000             0        50,000
50,000,000                  0     50,000,000 FIRST ALLMERICA FIN LIFE INSUR 5.62% 9/22/03         50,000             0        50,000
50,000,000                  0     50,000,000 GIC JACKSON NATL LIFE INS 5.65% 1/01/50              50,000             0        50,000

 50,000,000                  0    50,000,000 JACKSON NATL LIFE INS 5.41% 1/01/99                  50,000             0        50,000
100,000,000                  0   100,000,000 NY LIFE 5.292% 11/17/98                             100,000             0       100,000
 25,000,000                  0    25,000,000 PEOPLES LIFE INS COMP FRN 5.45% 1/01/50              25,000             0        25,000
 50,000,000                  0    50,000,000 TRAVELERS INSURANCE CO FRN 5.368% 11/12/98           50,000             0        50,000
 50,000,000                  0    50,000,000 TRAVELERS INSURANCE GROUP 5.645% 1/4/99              50,000             0        50,000
                                                                                           -----------------------------------------
                                                                                                 500,000             0       500,000
                                                                                           -----------------------------------------

                                  INVESTMENT COMPANIES - 0.51%
 56,347,559                  0    56,347,559 AIM LIQUID ASSET PORTFOLIO                           56,348             0        56,348
 18,474,000                  0    18,474,000 AIM PRIME                                            18,474             0        18,474
 30,376,000                  0    30,376,000 DREYFUS CASH MANAGEMENT PLUS                         30,376             0        30,376
                                                                                           -----------------------------------------
                                                                                                 105,198             0       105,198
                                                                                           -----------------------------------------

                                             MASTER NOTES - 4.42%
          0        400,000,000   400,000,000 GOLDMAN SACHS GROUP L.P. MASTER NOTE 07/09/99             0       400,000       400,000


          0        500,000,000   500,000,000 MORGAN STANLEY, DEAN WITTER, DISCOVER MDN                 0       500,000       500,000
                                             12/18/98
                                                                                           -----------------------------------------
                                                                                                       0       900,000       900,000
                                                                                           -----------------------------------------

                                 MEDIUM TERM NOTES - 6.73%
 40,000,000        100,000,000   140,000,000 BANKERS TRUST CORP 5.39% 8/06/99                     39,997        99,992       139,989
 45,000,000                  0    45,000,000 BANKERS TRUST CORP FRN 5.386% 9/14/99                45,000             0        45,000
 10,000,000                  0    10,000,000 BEAR STEARNS CO INC 5.69% 2/25/99                     9,998             0         9,998
 48,000,000                  0    48,000,000 BEAR STEARNS CO INC 5.8% 6/14/99                     48,069             0        48,069
 50,000,000                  0    50,000,000 BEAR STEARNS CO INC 5.19% 7/28/99                    50,000             0        50,000
          0         50,000,000    50,000,000 CC USA INC ABMTN 5.80% 4/9/99                             0        50,000        50,000
 70,000,000                  0    70,000,000 CREDIT SUISSE FIRST BOSTON 5.409% 11/09/99           69,930             0        69,930
 50,000,000                  0    50,000,000 GOLDMAN SACHS GROUP FRN 5.438% 3/26/99               50,000             0        50,000
 20,000,000                  0    20,000,000 JP MORGAN AND CO INC ICP 5.75% 3/10/99               20,000             0        20,000
 70,000,000                  0    70,000,000 LEHMAN BROS HOLDINGS DCP 5.466% 2/12/99              70,000             0        70,000
 40,000,000                  0    40,000,000 LEHMAN BROTHERS 5.53% 3/23/99                        40,000             0        40,000
 20,000,000                  0    20,000,000 LEHMAN BROTHERS HOLDINGS INC 4.87% 1/13/99           20,000             0        20,000
 25,000,000                  0    25,000,000 LIBERTY LIGHT US 5.76% 7/23/99                       24,998             0        24,998
125,000,000                  0    25,000,000 LIBERTY LIGHT US CAPITAL FRN 5.389% 9/15/99         125,000             0       125,000
 25,000,000                  0    25,000,000 LIBERTY LIGHT US CAPITAL FRN 5.43% 11/05/99          25,000             0        25,000
 50,000,000                  0    50,000,000 LIBERTY LIGHT US FRN 5.39% 8/06/99                   50,000             0        50,000

 50,000,000                  0    50,000,000 LIBERTY LIGHT US FRN  5.39% 8/27/99                  50,000             0        50,000
 50,000,000                  0    50,000,000 MERRILL LYNCH & CO 4.754% 5/11/99                    50,000             0        50,000
 30,000,000                  0    30,000,000 MERRILL LYNCH & CO 4.77% 11/25/99                    30,000             0        30,000
 70,000,000                  0    70,000,000 MERRILL LYNCH & CO MTNB 5.37% 6/11/99                70,000             0        70,000
 67,000,000                  0    67,000,000 MERRILL LYNCH CO FRN 5.44% 10/08/99                  67,000             0        67,000
 25,000,000                  0    25,000,000 MORGAN STANLEY DEAN WITT FRN 5.298% 1/15/99          24,999             0        24,999
 25,000,000                  0    25,000,000 PHH CORP FRN 5.346% 2/10/99                          24,990             0        24,990
 50,000,000                  0    50,000,000 PHH CORP FRN 5.476% 6/14/99                          50,000             0        50,000
 40,000,000                  0    40,000,000 PHH CORP FRN 5.465% 7/06/99                          39,997             0        39,997
 35,176,000                  0    35,176,000 PHILIP MORRIS 8.625% 3/01/99                         35,489             0        35,489
 20,000,000                  0    20,000,000 PHILIP MORRIS 7.375% 2/15/99                         20,084             0        20,084
          0         25,000,000    25,000,000 SIGMA FINANCE INC MTN 5.76% 3/31/99                       0        25,000        25,000
          0         25,000,000    25,000,000 SIGMA FINANCE INC MTN 5.775% 3/31/99                      0        25,000        25,000
          0         20,000,000    20,000,000 THE CIT GROUP INC MTN 6.625% 9/13/99                      0        20,309        20,309
                                                                                           -----------------------------------------
                                                                                               1,150,535       220,301     1,370,836
                                                                                           -----------------------------------------

                                             MUNICIPAL BOND - 0.19%
 40,000,000                  0    40,000,000 VIRGINIA HSG DEV AUTH FRN 5.1% 1/01/46               40,000             0        40,000
                                                                                           -----------------------------------------
                                                                                                  40,000             0        40,000
                                                                                           -----------------------------------------

                                             REPURCHASE AGREEMENTS - 7.74%
          0        150,000,000   150,000,000 HSBC SECURITIES INC 5.58% 11/02/98                        0       150,000       150,000
          0        129,570,000   129,570,000 JP MORGAN 5.00% 11/02/98                                  0       129,570       129,570
          0        600,000,000   600,000,000 LEHMAN 5.60% 11/02/98                                     0       600,000       600,000
100,000,000                  0   100,000,000 MERRILL LYNCH 5.72% 11/02/98                        100,000             0       100,000
          0        555,000,000   555,000,000 PRUDENTIAL 5.60% 11/02/98                                 0       555,000       555,000
          0         17,429,000    17,429,000 THE BANK OF NEW YORK 5.20% 11/02/98                       0        17,429        17,429
          0         25,000,000    25,000,000 THE BANK OF NEW YORK 5.55% 11/02/98                       0        25,000        25,000
                                                                                           -----------------------------------------
                                                                                                 100,000     1,476,999     1,576,999
                                                                                           -----------------------------------------

                                             TIME DEPOSITS- EURO - 4.82%
150,000,000                  0   150,000,000 CHASE MANHATTAN 5.563% 11/02/98                     150,000             0       150,000
350,000,000                  0   350,000,000 DEUTSCHE BANK 5.688% 11/02/98                       350,000             0       350,000
 82,000,000                  0    82,000,000 FIRST UNION 5.25% 11/02/98                           82,000             0        82,000
 50,000,000                  0    50,000,000 SOCIETE GENERALE 5.563% 11/02/98                     50,000             0        50,000
350,000,000                  0   350,000,000 WESTDEUTSCHE 5.688% 11/02/98                        350,000             0       350,000
                                                                                           -----------------------------------------
                                                                                                 982,000             0       982,000
                                                                                           -----------------------------------------


                                             Total Investments--100.61% (Cost $7,081,887,
                                             $13,401,211, $20,483,098, respectively)           7,081,887    13,401,211    20,483,098

                            NATIONS CASH RESERVES / PACIFIC HORIZON PRIME FUND
                          Pro Forma Combining Statement of Net Assets (unaudited)
                                              October 31,1998


                                                               Pacific
                                             Nations Cash      Horizon      Adjustments to   Pro Forma
                                               Reserves       Prime Fund      Pro Forma      Combined
                                              ( in 000's)    ( in 000's)     ( in 000's)     ( in 000's)
                                             --------------------------------------------  --------------

TOTAL INVESTMENTS                             $  7,081,887   $ 13,401,211           $--    $ 20,483,098

OTHER ASSETS AND LIABILITIES:

Receivable for investment securities sold             --        2,008,830            --        2,008,830

Payable for investment securities purchased           --       (2,100,728)           --       (2,100,728)

Other assets and liabilities, net                      908        (34,322)           --          (33,414)
                                                                             ------------   ------------

Total Other Assets and Liabilities                     908       (126,220)           --         (125,312)
                                                                             ------------   ------------
NET ASSETS                                    $   7,082,795   $ 13,2$4,991          $ --    $ 20,357,786
                                                                             ============   ============

NET ASSETS BY CLASS:

Capital Class / Horizon (Primary)             $  3,808,855   $  3,437,950              $-   $  7,246,805

Liquidity Class                                  1,300,321           --              --        1,300,321

Adviser Class / Horizon Service                    810,617      4,078,140            --        4,888,757

Market Class                                     1,163,002           --              --        1,163,002

Investor Class / Pacific Horizon                      --        2,883,219            --        2,883,219


Service Class / Class Y                               --          184,077            --          184,077

Daily / Class S & Class X                             --        2,691,605            --        2,691,605
                                                                             ------------   ------------

                                              $  7,082,795   $ 13,274,991              $-   $ 20,357,786
                                                                             ------------   ------------

SHARES OUTSTANDING BY CLASS:

Capital Class / Horizon (Primary)                3,808,850      3,438,902            --        7,247,752

Liquidity Class                                  1,300,319           --              --        1,300,319

Adviser Class / Horizon Service                    810,617      4,078,815            --        4,889,432

Market Class                                     1,163,000           --              --        1,163,000

Investor Class / Pacific Horizon                      --        2,883,995            --        2,883,995

Service Class / Class Y                               --          184,111            --          184,111

Daily / Class S & Class X                             --        2,692,046            --        2,692,046
                                                                             ------------   ------------

                                                 7,082,786     13,277,869            --       20,360,655
                                                                             ------------   ------------

NET ASSET VALUE PER SHARE BY CLASS:

Capital Class / Horizon (Primary)             $       1.00   $       1.00    $       --     $       1.00

Liquidity Class                               $       1.00   $       --      $       --     $       1.00

Adviser Class / Horizon Service               $       1.00   $       1.00            --     $       1.00

Market Class                                  $       1.00   $       --              --     $       1.00

Investor Class / Pacific Horizon              $       --     $       1.00            --     $       1.00


Service Class / Class Y                               --     $       1.00            --     $       1.00

Daily / Class S & Class X                             --     $       1.00            --     $       1.00


                                SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                            NATIONS CASH RESERVES / PACIFIC HORIZON PRIME FUND
                          Pro Forma Combining Statement of Operations (unaudited)
                            For the Twelve Month Period Ending October 31,1998


                                                                  Pacific
                                                  Nations Cash    Horizon     Adjustments to     Pro Forma
                                                    Reserves     Prime Fund     Pro Forma         Combined
                                                   ( in 000's)  ( in 000's)    ( in 000's)      ( in 000's)
                                                 -----------------------------------------     --------------
INVESTMENT INCOME:
Interest                                              $299,325     $610,079           $0            $909,404

Dividends                                                7,169           -             -               7,169
                                                -----------------------------------------     --------------

Total Investment Income                                306,494      610,079            -             916,573
                                                -----------------------------------------     --------------

EXPENSES:

Investment Advisory                                     16,144        9,387      (2,072) (a)          23,459

Administration                                           5,381       10,258            - (a)          15,639

Transfer Agent                                             93           390         (97) (b)             386

Custodian                                                  295          698        (131) (b)             862

Legal and Audit Fees                                       71           332         (44) (b)             359

Registration & Filing                                    1,014        1,211                            2,225


Trustees' Fees                                             110          175         (50) (b)             235

Interest Expense                                           11            -                               11

Other expenses                                             271        1,168        (700) (b)             739
                                                -----------------------------------------     --------------

Subtotal                                                23,390       23,619      (3,094)              43,915
                                                -----------------------------------------     --------------

SHAREHOLDER SERVICING AND DISTRIBUTION FEES

Liquidity Class                                          9,755           -             -               9,755

Adviser Class / Horizon Service                          1,699        9,268            -              10,967

Market Class                                             3,687           -             -               3,687

Investor Class / Pacific Horizon                            -         8,150           764(a)           8,914

Service Class / Class Y                                     -         1,316                            1,316

Daily / Class S & Class X                                   -        12,858      (2,376) (a)          10,482
                                                -----------------------------------------     --------------

Subtotal                                                15,141       31,592      (1,612)              45,121
                                                -----------------------------------------     --------------

Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor            (21,732)      (3,251)         12,350(c)       (12,633)
                                                -----------------------------------------     --------------

TOTAL EXPENSES                                          16,799       51,960         7,644             76,403
                                                -----------------------------------------     --------------

                                                -----------------------------------------     --------------

NET INVESTMENT INCOME                                  289,695      558,119      (7,644)             840,170
                                                -----------------------------------------     --------------

NET REALIZED GAIN/(LOSS)
ON INVESTMENTS                                              2      (1,032)             -            (1,034)
                                                -----------------------------------------     --------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                             $289,697     $557,087     ($7,644)            $839,136
                                                =========================================     ==============

LEGEND:
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION.
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE REIMBURSEMENT.
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.

                   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                              Nations Cash Reserves
                           Pacific Horizon Prime Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of October 31, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of October 31, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at October 31, 1997 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Prime Fund in exchange for shares of Nations Cash Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Pacific Horizon Prime Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Cash Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1998.


                  NATIONS CALIFORNIA TAX EXEMPT FUND / PACIFIC HORIZON CALIFORNIA TAX EXEMPT FUND
                              Pro Forma Combining Schedule of Investments (unaudited)
                                                 September 30,1998



   Nations    Pacific Horizon                                                                                 Pacific
  California     California                                                                      Nations      Horizon
  Tax-Exempt     Tax-Exempt                                                                    California    California
  Principal      Principal      Pro Forma Principal                                            Tax-Exempt    Tax-Exempt   Pro Forma
    Amount         Amount              Amount                    Description                      Value        Value        Value
                                                                                               (in 000's)    (in 000's)   (in 000's)

                                               SHORT-TERM TAX-EXEMPT INVESTMENTS - PUERTO
                                               RICO - 2.76%
                 2,000,000           2,000,000 PUERTO RICO COMWLTH HWY & TRANSN REV 07/01/28                      2,000        2,000
                10,995,000          10,995,000 PUERTO RICO COMMONWEALTH INFRA VRN 7/01/12                        10,995       10,995
                                               *144A*
                27,900,000          27,900,000 PUERTO RICO ELEC POWER AUTH VRN 07/01/22                          27,900       27,900
                                               *144A*
                 4,900,000           4,900,000 PUERTO RICO ELEC PWR AUTH PWR REV 07/01/23                         4,900        4,900
                                                                                             ---------------------------------------
                                                                                                         0       45,795       45,795
                                                                                             ---------------------------------------

                                               SHORT-TERM TAX-EXEMPT
                                               INVESTMENTS - CALIFORNIA -
                                               97.80% ABAG FIN AUTH FOR
                                               NONPROFIT CORPS CALIF
                 3,000,000           3,000,000 10/01/27                                                           3,000        3,000
                 5,000,000           5,000,000 ALAMEDA CONTRA COSTA CALIF VRN 08/01/23                            5,000        5,000
                 1,800,000           1,800,000 ANAHEIM CALIF HSG AUTH MULTIFAMILY 08/01/20                        1,800        1,800
                                               CALIFORNIA HSG FIN AGY MULTI UNIT RENT HSG
                 2,000,000           2,000,000 REV                                                                2,000        2,000
                                               CALIFORNIA HSG FIN AGY MULTI UNIT RENT HSG
                 2,775,000           2,775,000 REV                                                                2,775        2,775
                 2,000,000           2,000,000 CA HSG FIN AGY MULTI-UNIT 3.7% 08/01/23                            2,000        2,000
                10,995,000          10,995,000 CALIFORNIA HLTH FACS FINC AUTH REV 06/01/12                       10,995       10,995
                14,100,000          14,100,000 CALIFORNIA HLTH FACS FIN AUTH REV 09/01/28                        14,100       14,100
                 1,660,000           1,660,000 CALIFORNIA HLTH FACS FIN AUTH REV 10/01/24                         1,660        1,660
                 1,800,000           1,800,000 CALIF HEALTH FACS FIN AUTH REV VRN 7/1/22                          1,800        1,800
                15,700,000          15,700,000 CALIFORNIA HLTH FACS FIN AUTH VRN 10/01/22                        15,700       15,700

                 5,615,000           5,615,000 CALIFORNIA HSG FIN AGY REV P-FLTS SER PA 58                        5,615        5,615
                                               2/1/24
                 1,000,000           1,000,000 CALIFORNIA HSG FIN AGY REV 07/15/13                                1,000        1,000
                 1,200,000           1,200,000 CALIFORNIA HSG FIN AGY REV VRN 07/15/13                            1,200        1,200
                14,360,000          14,360,000 CALIFORNIA HSG FIN AGY REV 3.55% 02/01/33                         14,360       14,360
                 4,700,000           4,700,000 CALIFORNIA HEALTH FACS VRN 07/01/13                                4,700        4,700
                 2,500,000           2,500,000 CALIFORNIA HEALTH FACS FING AUTH REV 10/01/21                      2,500        2,500
                 2,405,000           2,405,000 CA PCR FIN AUTH (CHEVRON) 4.00% 11/15/01                           2,408        2,408
                14,000,000          14,000,000 CA PCR FIN AUTH ( SO CAL ) SER 1985B                              14,000       14,000
                   700,000             700,000 CALIFORNIA PCR FIN AUTH VRN 10/01/06                                 700          700
                16,000,000          16,000,000 CALIFORNIA POLLUTN CTL VRN 12/1/16 AMT PCR                        16,000       16,000
                 1,000,000           1,000,000 CALIF POLLUN CTL FING VRN 12/1/16 AMT                              1,000        1,000
                 2,500,000           2,500,000 CALIFORNIA POLLUTN CTL FING VRN 11/1/26                            2,500        2,500
                 7,800,000           7,800,000 CALIF POLLUTN CTL FING VRN 2/1/16                                  7,800        7,800
                 2,000,000           2,000,000 CALIFORNIA PCR AUTH VRN 12/01/18                                   2,000        2,000
                 7,500,000           7,500,000 CALIFORNIA PCR FIN AUTH VRN 11/01/26                               7,500        7,500
                45,000,000          45,000,000 CALIFORNIA PCR FINCL AUTH VRN 11/01/26                            45,000       45,000
                 4,900,000           4,900,000 CA PCR DELANO PWR PROJ "AMT" 8/1/19 (PCR)                          4,900        4,900
                10,700,000          10,700,000 CA POLLTN CNTRL REVENUE FIN AUTH "AMT"                            10,700       10,700
                 5,125,000           5,125,000 CA POLLUTION CNTRL TAORIMINA SOLID WSTE DISP                       5,125        5,125
                                               PCR
                10,000,000          10,000,000 CA PCR FIN AUTH (SHELL) SER A "AMT" VRN                           10,000       10,000
                                               10/01/24
                 2,240,000           2,240,000 CA PCR FIN AUTH (TAORMINA IND) SER B "AMT"                         2,240        2,240
                                               PCR
                17,900,000          17,900,000 CALIFORNIA PCR FIN AUTH VRN 10/01/31  AMT                         17,900       17,900
                 2,500,000           2,500,000 CALIFORNIA PCR FIN AUTH VRN 10/01/31                               2,500        2,500
                 1,700,000           1,700,000 CALIFORNIA PCR FINCL AUTH VRN 12/01/11 "AMT"                       1,700        1,700
                 2,000,000           2,000,000 CALIFORNIA POLLUTN CTL FING AUTH SOLID WASTE                       2,000        2,000
                                               DISP
                42,050,000          42,050,000 CALIFORNIA SCH CASH RESERVE PROG 4.50%                            42,324       42,324
                                               07/02/99
                 3,975,000           3,975,000 CALIFORNIA ST MUNI TR RCPTS 4.20% 09/01/21                         3,975        3,975
                                               *144A*
                 8,385,000           8,385,000 CALIFORNIA ST FLTG RATE RCPTS-SG 95 9/01/2016                      8,385        8,385
                 8,340,000           8,340,000 CALIFORNIA ST SGA 40 VRN 06/01/13                                  8,340        8,340


                15,950,000          15,950,000 CALIFORNIA ST G.O. VRN 06/01/21    *144A*                         15,950       15,950
                 2,000,000           2,000,000 CALIFORNIA STATE GO SOC GEN $ VRN 06/01/17                         2,000        2,000
                                               *144A*
                35,000,000          35,000,000 CALIFORNIA ST P-FLOATS-PT 1072 02/01/21                           35,000       35,000
                20,000,000          20,000,000 CALIFORNIA ST REV ANTIC NTS 4.00% 06/30/99                        20,123       20,123
                 1,400,000           1,400,000 CALIF STATEWIDE CMNTYS DEV VRN 12/15/24 "AMT"                      1,400        1,400
                   100,000             100,000 CALIFORNIA STATEWIDE CMNTY DEV AUTH VRN                              100          100
                                               6/1/26
                 3,000,000           3,000,000 CALIFONIA STATEWIDE CMNTY VRN 02/01/28                             3,000        3,000
                         0                   0 CALIFORNIA STWD COMM DEVL VRN 07/01/27 "AMT"                           0            0
                13,100,000          13,100,000 CALIFORNIA TRAN FIN AUTH 10/01/27                                 13,100       13,100
                                               CALIFORNIA STATEWIDE CMNTYS DEV CORP REV
                 1,605,000           1,605,000 12/01/18                                                           1,605        1,605
                 1,000,000           1,000,000 CALIFORNIA STATEWIDE DEV AUTH REV VRN 12/1/18                      1,000        1,000
                39,200,000          39,200,000 CA ST-WIDE COM DEV AUTH REV SUTTER HEALTH                         39,200       39,200
                                               7/1/15
                 1,300,000           1,300,000 CA STATEWIDE COMM DEV AUTH REV 08/15/27                            1,300        1,300
                 5,000,000           5,000,000 CAMARILLO CALIF MULTIFAMILY HSG REV 07/15/19                       5,000        5,000
                 2,000,000           2,000,000 CAMPBELL CALIF UN ELEM SCH 4.00% 08/02/99                          2,007        2,007
                 2,250,000           2,250,000 CENTRAL COAST WTR AUTH CALIF REV 10/01/16                          2,250        2,250
                                               *144A*
                 2,365,000           2,365,000 CHAFFEY CALIIF UN HIGH SCH 4.00% 08/01/99                          2,373        2,373
                 2,000,000           2,000,000 CHULA VISTA CA (TERRA NOVA PROJ) 92A 3/1/05                        2,000        2,000
                11,000,000          11,000,000 CHULA VISTA CA IDR (SAN DIEGO) "AMT" 12/1/27                      11,000       11,000
                 7,400,000           7,400,000 CHULA VISTA CALIF IDR VRN 03/01/23 "AMT"                           7,400        7,400
                 2,900,000           2,900,000 CONTRA COSTA CNTY CALIF VAR-REF-B-RMK 9/28/94                      2,900        2,900
                11,950,000          11,950,000 CA HFA FIN AGCY 3.50% 08/01/16     *144A*                         11,950       11,950
                10,000,000          10,000,000 CALIFORNIA GEN OBLIG CLASS A EAGEL 2/1/06                         10,000       10,000
                17,270,000          17,270,000 CALIF ST DEPT OF WATER RES VRN 12/01/29                           17,270       17,270
                15,100,000          15,100,000 CALIFORNIA G.O. VRN 04/01/04                                      15,100       15,100
                13,000,000          13,000,000 CITY OF LONG BEACH 05/15/15 VRN                                   13,000       13,000
                17,600,000          17,600,000 FOOTHILL EASTERN TRANSPORTATION VRN 1/2/35                        17,600       17,600

                15,000,000          15,000,000 FOOTHILL EASTERN TRANS CORRIDOR REVENUE                           15,000       15,000
                                               1/2/35
                 2,000,000           2,000,000 FREMONT CALIF CTFS PARTN 08/01/28                                  2,000        2,000
                 9,790,000           9,790,000 FREMONT CALIF MULTIFMLY HSG VRN 09/01/14                           9,790        9,790
                17,800,000          17,800,000 HAYWARD CALIF MULTIFAMILY HSG REV 08/01/14                        17,800       17,800
                 3,800,000           3,800,000 HAYWARD CALIF MULTIFAM HSG REV VRN 03/01/33                        3,800        3,800
                11,600,000          11,600,000 HUNTINGTON BEACH CALIF MUTIFAMILY VRN 7/1/14                      11,600       11,600
                 5,060,000           5,060,000 INDIO CA MULTIFAMILY REV (WESTERN FEDERAL                          5,060        5,060
                                               SAVINGS)
                15,500,000          15,500,000 IRVNE CALIF IMPT BD VRN 09/02/22                                  15,500       15,500
                 9,000,000           9,000,000 IRVINE CALIF IMPT BD ACT 1915 VRN 09/02/23                         9,000        9,000
                 1,100,000           1,100,000 IRVINE RANCH CALIF WTR DIST 10/1/00                                1,100        1,100
                 1,200,000           1,200,000 KERN CNTY CALIF CTFS VRN 8/1/06                                    1,200        1,200
                 8,500,000           8,500,000 KERN CNTY CALIF CTFS PARTN VRN8/1/06                               8,500        8,500
                 4,500,000           4,500,000 LIVERMORE CALIF MULTIFAMILY REV 07/15/18                           4,500        4,500
                 9,995,000           9,995,000 LONG BEACH CA AMT 05/15/07                                         9,995        9,995
                                               *144A*
                 8,950,000           8,950,000 LONG BEACH CALIFORNIA HEALTH SRVCS VRN                             8,950        8,950
                                               10/01/16
                20,000,000          20,000,000 LOS ANGELES CALIF CMNTY REDEV VRN 10/01/19                        20,000       20,000
                                               AMT
                 7,880,000           7,880,000 LOS ANGELES CALIF CONVENTION 7.375% 08/15/18                       8,277        8,277
                 2,000,000           2,000,000 LOS ANGELES CALIF INDL DEV AUTH INDL 08/01/23                      2,000        2,000
                 7,000,000           7,000,000 LOS ANGELES CNTY CALIF 4.50% 10/01/98                              7,000        7,000
                43,780,000          43,780,000 LOS ANGELES CA USD                                                44,055       44,055
                 1,000,000           1,000,000 LOS ANGELES CALIF(BELMONT LEARNING) VRN                            1,000        1,000
                                               12/01/17
                 2,100,000           2,100,000 LOS ANGELES CNTY CALIF MTA VRN 07/01/17                            2,100        2,100
                                               *144A*
                13,355,000          13,355,000 LOS ANGELES CNTY CAL.MET TRANSN AUTH                              13,355       13,355
                                               7/1/11*144A*
                 5,000,000           5,000,000 LOS ANGELES METROPOLITAN TRANS AUTH CP 3.45%                       5,000        5,000
                 6,000,000           6,000,000 LOS ANGELES CO TRANSP COMM SALES TAX REV                           6,000        6,000
                 2,600,000           2,600,000 LOS ANGELES CO CA PENSION OBLIGATION VRN                           2,600        2,600
                                               6/30/07
                 5,200,000           5,200,000 LOS ANGELES CO, CALIF PENSION OBLIG VRN                            5,200        5,200
                                               6/30/07
                 5,200,000           5,200,000 MSR PUB PWR AGY CALIF VRN 07/01/22                                 5,200        5,200
                 9,000,000           9,000,000 M-S-R PUBLIC POWER AGCY CALIF SER D VRN                            9,000        9,000
                                               07/01/18

                 2,545,000           2,545,000 MODESTO CALIF HIGH SCH DIST & MODESTO CITY                         2,545        2,545
                                               08/1/11
                 4,975,000           4,975,000 MODESTO CALIF MLTIFMLY HSG VRN 09/01/24                            4,975        4,975
                 9,000,000           9,000,000 MONTERAY COUNTY CA RECLAMATION AND DIST PROJ                       9,000        9,000
                21,600,000          21,600,000 MONTEREY PENINSULA CA WTR MGMT DIST 7/1/22                        21,600       21,600
                16,500,000          16,500,000 MOUNTAIN VIEW CALIF VRN 03/01/17                                  16,500       16,500
                 1,525,000           1,525,000 NORTH CITY WEST CALIF SCH FACS 7.85% 09/01/19                      1,616        1,616
                 8,000,000           8,000,000 NORTHERN CALIF PWR AGY PUB P 5% 7/01/1999                          8,081        8,081
                12,000,000          12,000,000 OAKLAND CALIF JT PWRS FINCG AUTH VRN 08/01/21                     12,000       12,000
                 1,800,000           1,800,000 ONTARIO CALIF INDL DEV AUTH 4/1/15                                 1,800        1,800
                 3,800,000           3,800,000 ORANGE CNTY CALIF APT DEV REV 11/01/08                             3,800        3,800
                19,500,000          19,500,000 ORANGE CNTY VRN 11/1/07                                           19,500       19,500
                24,600,000          24,600,000 ORANGE COUNTY CALIF APT DEV REV VRN 11/1/2005                     24,600       24,600
                 2,670,000           2,670,000 ORANGE CNTY CALIF APT DEV REV 04/01/23                             2,670        2,670
                 6,500,000           6,500,000 ORANGE CNTY CALIF APT DEV REV 08/15/28                             6,500        6,500
                12,000,000          12,000,000 ORANGE CNTY CALIF HSG AUTH VRN 06/15/28                           12,000       12,000
                21,700,000          21,700,000 ORANGE COUNTY IRVINE COAST ASSESMENT VRN                          21,700       21,700
                                               9/2/18
                 3,700,000           3,700,000 ORANGE CO CA SANITATION DIST VRN 08/01/15                          3,700        3,700
                 9,600,000           9,600,000 ORANGE COUNTY, CA SANITATION 8/1/17                                9,600        9,600
                 8,800,000           8,800,000 ORANGE CNTY CA SANTN DISTS VRN 8/1/16                              8,800        8,800
                 2,100,000           2,100,000 OTAY CALIF WATER DIST CTFS VRN 09/01/26                            2,100        2,100
                 1,275,000           1,275,000 PARAMOUNT CALIF UNI SCH DIST CTFS PARTN                            1,275        1,275
                                               09/01/08
                 1,925,000           1,925,000 PARAMOUNT CALIF UNI SCH DIST CTFS PARTN                            1,925        1,925
                                               09/01/15
                 1,940,000           1,940,000 PARAMOUNT CALIF UNI SCH DIST CTFS 09/01/27                         1,940        1,940
                 1,000,000           1,000,000 PASADENA CALIF ROSE BOWL IMPRVMNT VRN                              1,000        1,000
                                               12/01/16
                 3,400,000           3,400,000 RIVERSIDE CALIF ELECTRIC REV VRN 10/01/11                          3,400        3,400
                                               *144A*
                20,925,000          20,925,000 RIVERSIDE CO CALIF VRN 12/1/15                                    20,925       20,925
                 4,500,000           4,500,000 RIVERSIDE COUNTY CALIFORNIA ASSET LEASING                          4,582        4,582
                                               CORP
                 3,000,000           3,000,000 RIVERSIDE CNTY CALIF 4.50% 09/30/99                                3,037        3,037


                 9,400,000           9,400,000 RIVERSIDE CNTY CALIF CMNTY FACS DIST 09/01/14                      9,400        9,400
                 8,000,000           8,000,000 RIVERSIDE CNTY CALIF SCHL 4.50% 10/01/98                           8,000        8,000
                 8,000,000           8,000,000 RIVERSIDE CNTY CALIF SPL TAX 3.50% 09/01/28                        8,000        8,000
                11,000,000          11,000,000 ROSEVILLE CALIF FIN AUTH VRN 10/01/14                             11,000       11,000
                 5,000,000           5,000,000 SACRAMENTO CNTY CALIF HSG AUTH 11/15/27                            5,000        5,000
                18,010,000          18,010,000 SACRAMENTO CNTY CALIF HSG REV VRN 09/15/07                        18,010       18,010
                12,000,000          12,000,000 SAN BERNARDINO CNTY CALIF 4.50% 09/30/99                          12,129       12,129
                22,000,000          22,000,000 SAN BERNARDINO CNTY CALIF HSG AUTH VRN                            22,000       22,000
                                               08/01/05
                 1,500,000           1,500,000 SAN DIEGO CALIF AREA LOCAL GOVT                                    1,500        1,500
                 7,740,000           7,740,000 SAN DIEGO CALIF HSG MULTIFAMILY VRN 12/01/08                       7,740        7,740
                19,165,000          19,165,000 SAN DIEGO HOUSING AUTH MULTI-FAMILY SERIES                        19,165       19,165
                                               1985
                11,910,000          11,910,000 SAN DIEGO CALIF HSG AUTH VRN 12/01/08                             11,910       11,910
                14,250,000          14,250,000 SAN DIEGO CALIF HSG AUTH                                          14,250       14,250
                 2,500,000           2,500,000 SAN DIEGO CITY,CA IDA (SDG&E) SER A                                2,500        2,500
                15,830,000          15,830,000 SAN DIEGO VALIF PUB FACS FING AUTH SWR                            15,830       15,830
                                               05/15/25
                 4,490,000           4,490,000 SANDIEGO CNTY HSG REV VRN 8/15/13                                  4,490        4,490
                 7,000,000           7,000,000 SAN DIEGO CO, CA AUTH CP 3.45% 3/8/99                              7,000        7,000
                26,290,000          26,290,000 SAN FRANCISCO CALIF CITY & CNTY ARPT 05/01/29                     26,290       26,290
                 9,775,000           9,775,000 SAN FRANCISCO CALIF CITY & CNTY ARPT COMMN                         9,775        9,775
                                               5/1/20
                11,500,000          11,500,000 SAN FRANCISCO CAL.CITY & CNTY ARPT COMM                           11,500       11,500
                                               INTL*144A*
                 3,905,000           3,905,000 SAN FRANCISCO CAL.ARPT REV VRN 05/1/26                             3,905        3,905
                                               "AMT"*144A*
                 5,345,000           5,345,000 SAN FRAN CITY CALIF & CNTY ARPT VRN                                5,345        5,345
                                               05/01/21*144A*
                 1,500,000           1,500,000 SAN FRANCISCO CITY & CO (WINTERLAND MFH)                           1,500        1,500
                                               6/1/06
                10,000,000          10,000,000 SAN FRANCISCO CALIF CITY & CNTY 4.5%                              10,104       10,104
                                               9/22/1999
                 7,900,000           7,900,000 SAN JOSE CALIF MULTIFAMILY HSG REV 11/01/07                        7,900        7,900
                 3,100,000           3,100,000 SANTA ANNITA CALIF VRN 07/01/15                                    3,100        3,100
                 9,800,000           9,800,000 SANTA CLARA, CA ELECTRIC REV 7/1/10                                9,800        9,800
                 1,600,000           1,600,000 SANTA CLARA CALIF ELEC REV                                         1,600        1,600
                 1,835,000           1,835,000 SANTA CLARA CALIF LOC GOVT FIN 7.25% 02/01/13                      1,893        1,893
                10,300,000          10,300,000 SOUTHERN CALIF PUB PWR AUTH VRN 7/1/19                            10,300       10,300

                 4,030,000           4,030,000 SOUTHERN KERN CALIF USD VRN 09/01/26                               4,030        4,030
                 1,700,000           1,700,000 TUSTIN CA IMPROVEMENT BOND VRN 09/02/13                            1,700        1,700
                 1,000,000           1,000,000 UNIVERSITY CALIF REVS SER B - 1989 7.1%                            1,032        1,032
                                               9/01/99
                11,300,000          11,300,000 UNIVERSITY OF CALIFORNIA REV VRN 09/01/19                         11,300       11,300
                 3,300,000           3,300,000 VALLEJO CA IDB (MEYER CODEWARE IND) SERIES A                       3,300        3,300
                 5,000,000           5,000,000 VICTOR VALLEY CALIF COMNTY COLLEGE DIST CTFS                       5,000        5,000
                                               PARTN
                20,000,000          20,000,000 WATERUSE FINC AUTH, CALIF VRN 05/01/28                            20,000       20,000
                 2,330,000           2,330,000 CA DEPT OF WATER RESOURCES WTR REV SER 1                           2,330        2,330
                10,000,000          10,000,000 CA GO CP 3.00% 10/21/98                                           10,000       10,000
                15,000,000          15,000,000 CA PCR FIN AUTH (PACIFIC GAS & ELEC) SER D                        15,000       15,000
                 2,200,000           2,200,000 CA PCR FIN AUTH (SO CA EDISON) SER 1985B                           2,200        2,200
                 9,800,000           9,800,000 CA PCR FIN AUTH (SO CA EDISON) SER 85-D                            9,800        9,800
                 5,300,000           5,300,000 CA PCR FIN AUTH (SO CA EDISON) SER 85-C                            5,300        5,300
                 3,000,000           3,000,000 CHULA VISTA IDR, CA (SDG & E) SERIES 1992C                         3,000        3,000
                                               "AMT"
                         0                   0 CONVERSION INTEREST                                                    0            0
                 2,500,000           2,500,000 CA PCR FIN AUTH (SO CAL EDISON) SER 1985                           2,500        2,500
                35,000,000          35,000,000 LOS ANGELES DEPT WTR & PWR ELECTRIC PLANT                         35,000       35,000
                                               TECP
                15,000,000          15,000,000 LOS ANGELES DEPT WTR & PWR ELECTRIC PLANT                         15,000       15,000
                                               TECP
                10,000,000          10,000,000 LONG BEACH, CA HARBOR AMT 3.10% 12/09/98                          10,000       10,000
                 3,500,000           3,500,000 LOS ANGELES DEPT WTR & PWR ELECTRIC PLANT                          3,500        3,500
                                               TECP
                16,000,000          16,000,000 LOS ANGELES CO, CA CAPITAL ASSET LEASE CORP                       16,000       16,000
                10,000,000          10,000,000 LOS ANGELES DEPT WTR & PWR ELECTRIC PLANT                         10,000       10,000
                                               TECP
                10,000,000          10,000,000 LOS ANGELES DEPT WTR & PWR ELECTRIC PLANT                         10,000       10,000
                                               TECP
                 1,500,000           1,500,000 LOS ANGELES, CA WASTEWATER SYS REV 3.0%                            1,500        1,500
                                               11/24/98
                19,000,000          19,000,000 LOS ANGELES DEPT WTR & PWR ELECTRIC PLANT                         19,000       19,000
                                               TECP
                21,000,000          21,000,000 MODESTO IRRIGATION DIST, CA COP 2.70%                             21,000       21,000
                                               10/09/98

                20,000,000          20,000,000 PUERTO RICO GDB CP 3.00% 10/8/98                                  20,000       20,000
                                               SOUTHERN CA METROPOLITAN WTR DIST 2.85%
                 4,000,000           4,000,000 11/10/98                                                           4,000        4,000
                10,000,000          10,000,000 SACRAMENTO MUNICIPAL UTILITY DIST, CA SER 1                       10,000       10,000
                 9,000,000           9,000,000 SAN DIEGO COUNTY, CA TEETER OBLIGATION                             9,000        9,000
                                               SAN DIEGO CITY, CA IDA (SDG & E) 2.95%
                 5,200,000           5,200,000 12/07/98                                                           5,200        5,200
                 5,700,000           5,700,000 SOUTHERN CA METROPOLITAN WTR DIST                                  5,700        5,700
                                                                                             ---------------------------------------
                                                                                                         0    1,620,910    1,620,910
                                                                                             ---------------------------------------

                                               TOTAL INVESTMENTS - 100.56% (COST $0,
                                               $1,666,706 RESPECTIVELY)                                  0    1,666,706    1,666,706



                  NATIONS CALIFORNIA TAX EXEMPT FUND / PACIFIC HORIZON CALIFORNIA TAX EXEMPT FUND
                              Pro Forma Combining Statement of Net Assets (unaudited)
                                                 September 30,1998


                                                    Pacific
                                     Nations        Horizon
                                    California     California
                                    Tax Exempt     Tax Exempt   Adjustments to    Pro Forma
                                       Fund           Fund         Pro Forma       Combined
                                    (in 000's)     (in 000's)     (in 000's)      (in 000's)
                                  --------------------------------------------- --------------

TOTAL INVESTMENTS                     $      --     $ 1,666,706    $      --     $ 1,666,706

OTHER ASSETS AND LIABILITIES:

Other assets and liabilities, net            --          (9,311)          --          (9,311)
                                      ---------     ------------   -----------   -----------

Total Other Assets and Liabilities           --          (9,311)          --          (9,311)
                                      ---------     ------------   -----------   -----------
NET ASSETS                            $      --     $ 1,657,395    $      --     $ 1,657,395
                                                                   ===========   ===========

NET ASSETS BY CLASS:

Advisor Class / Horizon Service       $      --     $   746,840    $      --     $   746,840

Investor Class / Pacific Horizon             --         581,414           --         581,414

Daily / Class S & Class X                    --         329,141           --         329,141
                                      ---------     ------------   -----------   -----------

                                      $      --     $ 1,657,395    $      --     $ 1,657,395
                                      ---------     ------------   -----------   -----------

SHARES OUTSTANDING BY CLASS:

Adviser Class / Horizon Service              --         746,904           --         746,904

Investor Class / Pacific Horizon             --         581,455           --         581,455

Daily / Class S & Class X                    --         329,153           --         329,153
                                      ---------     ------------   -----------   -----------

                                             --       1,657,512           --       1,657,512
                                      ---------     ------------   -----------   -----------

NET ASSET VALUE PER SHARE BY CLASS:

Adviser Class / Horizon Service       $      --     $      1.00    $      --     $      1.00

Investor Class / Pacific Horizon      $      --     $      1.00    $      --     $      1.00

Daily / Class S & Class X             $      --     $      1.00    $      --     $      1.00


                                    SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                  NATIONS CALIFORNIA TAX EXEMPT FUND / PACIFIC HORIZON CALIFORNIA TAX EXEMPT FUND
                              Pro Forma Combining Statement of Operations (unaudited)
                                   Twelve Month Period Ending September 30,1998


                                                                     Pacific
                                                      Nations        Horizon
                                                     California     California
                                                     Tax Exempt     Tax Exempt   Adjustments to Pro    Pro Forma
                                                        Fund           Fund             Forma           Combined
                                                     (in 000's)     (in 000's)     (in 000's)          (in 000's)
                                                   ---------------------------------------------     ---------------
INVESTMENT INCOME:
Interest                                                       $0         $47,807            $0              $47,807

Dividends                                                       -              -              -                   -
                                                   ---------------------------------------------     ---------------


Total Investment Income                                         -          47,807             -               47,807
                                                   ---------------------------------------------     ---------------

EXPENSES:

Investment Advisory                                             -           1,405            703(a)            2,108

Administration                                                  -           1,405             - (a)            1,405

Transfer Agent                                                  -             57             165(b)              222

Custodian                                                       -             113            52 (b)              165

Legal and Audit Fees                                            -             89           (36) (b)              53

Registration & Filing                                           -             64              -                  64

Trustees' Fees                                                  -             23              -                  23

Interest Expense                                                -              -              -                   -

Other expenses                                                  -             183         (108) (b)              75
                                                   ---------------------------------------------     ---------------

Subtotal                                                        -           3,339            776               4,115
                                                   ---------------------------------------------     ---------------

SHAREHOLDER SERVICING AND DISTRIBUTION FEES

Adviser Class / Horizon Service                                 -           1,567                              1,567

Investor Class / Pacific Horizon                                -           1,939                              1,939

Daily / Class S & Class X                                       -           1,896         (677) (a)            1,219
                                                   ---------------------------------------------     ---------------

                                                                -           5,402         (677)                4,725
                                                   ---------------------------------------------     ---------------
Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor                       -          (875)          (430) (c)         (1,305)
                                                   ---------------------------------------------     ---------------



TOTAL EXPENSES                                                  -           7,866         (331)                7,535
                                                   ---------------------------------------------     ---------------

                                                   ---------------------------------------------     ---------------

NET INVESTMENT INCOME                                           -          39,941            331              40,272
                                                   ---------------------------------------------     ---------------

NET REALIZED GAIN/(LOSS)
                                                   ---------------------------------------------     ---------------

ON INVESTMENTS                                                  -           (59)              -                (59)
                                                   ---------------------------------------------     ---------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                      $0         $39,882           $331             $40,213
                                                   =============================================     ===============

LEGEND:
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION.
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE REIMBURSEMENT.
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.

                   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                       Nations California Tax-Exempt Fund
                   Pacific Horizon California Tax-Exempt Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon California Tax-Exempt Fund in exchange for shares of Nations California Tax-Exempt Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations California Tax-Exempt Fund. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


1.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations California Tax-Exempt Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

                        Nations Government Reserves / Pacific Horizons Government Fund
                           Pro Forma Combining Schedule of Investments (Unaudited)
                                               October 31,1998


    Nations        Pacific
  Government       Horizon                                                                               Pacific
    Reserve      Government     Pro Forma                                                 Nations        Horizon
   Principal      Principal     Principal                                                Government    Government    Pro Forma
    Amount         Amount         Amount                 Asset Description             Reserve Value      Value        Value
                                                                                         (in 000's)    (in 000's)    (in 000's)
                                             Investment Companies - 0.8%
      9,105,000             0      9,105,000 DREYFUS TREASURY CASH MANAGEMENT                   9,105             0        9,105
                                                                                       ------------------------------------------
                                                                                                9,105             0        9,105
                                                                                       ------------------------------------------

                                             Repurchase Agreements - 45.45%
    157,000,000             0    157,000,000 ABN-AMRO CHIC 5.625% 11/02/98                    157,000             0      157,000
    140,000,000             0    140,000,000 FIRST UNION CAPITAL 5.62% 11/02/98               140,000             0      140,000
     20,000,000             0     20,000,000 GOLD SACHS TERM 5.21% 11/02/98                    20,000             0       20,000
              0    50,000,000     50,000,000 HSBC 5.6% 11/2/98                                      0        50,000       50,000
              0    23,515,000     23,515,000 J.P. MORGAN 5% 11/2/98                                 0        23,515       23,515
              0    60,000,000     60,000,000 LEHMAN 5.6% 11/2/98                                    0        60,000       60,000
              0    55,000,000     55,000,000 PRUDENTIAL 5.6% 11/2/98                                0        55,000       55,000
                                                                                       ------------------------------------------
                                                                                              317,000       188,515      505,515
                                                                                       ------------------------------------------

                                             Time Deposits- Euro - 1.6%
         17,847             0         17,847 BANK OF NEW YORK CAYMAN ISLAND 4.75%              17,847             0       17,847
                                             11/02/98                                  ------------------------------------------
                                                                                               17,847             0       17,847
                                                                                       ------------------------------------------

                                             U.S. Government Agency Obligations -
                                             52.25%
              0    11,245,000     11,245,000 FANNIE MAE 5.05% 11/10/98                              0        11,243       11,243
              0    15,000,000     15,000,000 FANNIE MAE 5.38% 02/09/99                              0        15,015       15,015
              0     5,000,000      5,000,000 FANNIE MAE 5.49% 08/03/99                              0         4,995        4,995
              0     5,000,000      5,000,000 FANNIE MAE 5.57% 05/07/99                              0         4,996        4,996
              0     3,000,000      3,000,000 FANNIE MAE 9.55 3/10/99                                0         3,041        3,041
              0    20,000,000     20,000,000 FANNIE MAE DISC NOTE 01/04/99                          0        19,821       19,821
              0    10,000,000     10,000,000 FANNIE MAE DISC NOTE 01/27/99                          0         9,884        9,884
              0    10,000,000     10,000,000 FANNIE MAE DISC NOTE 02/01/99                          0         9,877        9,877
              0    10,000,000     10,000,000 FANNIE MAE DISC NOTE 04/01/99                          0         9,807        9,807
              0    25,000,000     25,000,000 FANNIE MAE DISC NOTE 11/20/98                          0        24,928       24,928
      8,000,000             0      8,000,000 FANNIEMAE SERIES MTN 4.441% 4/28/99                7,998             0        7,998
      6,000,000     5,000,000     11,000,000 FEDERAL FARM CREDIT BANK 5.70% 11/03/98            6,000         5,000       11,000
     11,000,000             0     11,000,000 FEDERAL FARM CREDIT BANK, DN 5.65%                11,000             0       11,000
                                             01/04/99
      6,901,000             0      6,901,000 FEDERAL HOME LOAN BANK 4/14/99                     6,756             0        6,756

     12,000,000             0     12,000,000 FEDERAL HOME LOAN BANK 5.24% 10/21/99             12,000             0       12,000
              0    15,000,000     15,000,000 FEDERAL HOME LOAN BANK 08/12/99                        0        14,994       14,994
              0     8,400,000      8,400,000 FEDERAL HOME LOAN BANK 5.335% 01/11/99                 0         8,395        8,395
              0     5,000,000      5,000,000 FEDERAL HOME LOAN BANK 5.718% 05/06/99                 0         4,999        4,999
              0     5,000,000      5,000,000 FEDERAL HOME LOAN BANK 5.723% 05/05/99                 0         4,999        4,999
      8,000,000     9,760,000     17,760,000 FEDERAL HOME LOAN BANK DISC NOTE 01/04/99          7,928         9,673       17,601
      9,000,000             0      9,000,000 FEDERAL HOME LOAN BANK, NOTE 5.65%                 8,999             0        8,999
                                             4/09/99
      8,000,000             0      8,000,000 FEDERAL HOME LOAN BK DN 11/13/98                   7,987             0        7,987
              0     5,000,000      5,000,000 FEDERAL HOME LOAN MORTGAGE CORP 5.60%                  0         4,998        4,998
                                             04/21/99
              0     3,237,000      3,237,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         3,208        3,208
                                             NOTE 01/04/99
      8,905,000    10,000,000     18,905,000 FEDERAL HOME LOAN MORTGAGE CORP DISC               8,809         9,901       18,710
                                             NOTE 01/15/99
              0    10,000,000     10,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         9,885        9,885
                                             NOTE 01/19/99
      5,000,000    20,000,000     25,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC               4,929        19,703       24,632
                                             NOTE 02/17/98
              0    20,000,000     20,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0        19,662       19,662
                                             NOTE 03/05/99
              0    15,000,000     15,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0        14,947       14,947
                                             NOTE 11/25/98
              0    25,000,000     25,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0        24,879       24,879
                                             NOTE 12/04/98
              0     8,760,000      8,760,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         8,706        8,706
                                             NOTE 12/18/98
              0     1,148,000      1,148,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         1,140        1,140
                                             NOTE 12/22/98
      6,000,000             0      6,000,000 FEDL HOME LN BK, DISC NOTE 2/12/99                 5,915             0        5,915
      7,151,000             0      7,151,000 FEDL HOME LN BK,DUE 02/11/99                       7,044             0        7,044
     15,000,000             0     15,000,000 FHLB 5.57% 3/09/99                                14,999             0       14,999
      4,000,000             0      4,000,000 FHLB 5.705% 5/05/99                                4,013             0        4,013
     13,000,000             0     13,000,000 FHLB 4.574% 6/17/99                               12,998             0       12,998
     12,000,000             0     12,000,000 FHLB 5.51% 7/06/99                                11,992             0       11,992
      7,000,000             0      7,000,000 FHLB  DISC NOTE 12/11/98                           6,959             0        6,959
     20,000,000             0     20,000,000 FHLB FRN 4.62% 12/24/98                           19,999             0       19,999
      6,000,000             0      6,000,000 FHLB GOV AGENCIES 5.415% 2/10/99                   5,999             0        5,999
      8,000,000             0      8,000,000 FHLMC 1/07/99                                      7,923             0        7,923
      8,000,000             0      8,000,000 FHLMC 1/08/99                                      7,921             0        7,921
      8,000,000             0      8,000,000 FHLMC 1/22/99                                      7,905             0        7,905
      7,000,000             0      7,000,000 FHLMC 2/16/99                                      6,903             0        6,903
      3,293,000             0      3,293,000 FHLMC 3/12/99                                      3,232             0        3,232
      3,108,000             0      3,108,000 FHLMC 3/29/99                                      3,048             0        3,048
      8,000,000             0      8,000,000 FHLMC DISC NOTE 1/26/99                            7,904             0        7,904

      5,034,000             0      5,034,000 FHLMC DISC NOTE 1/12/98                            5,026             0        5,026
      8,000,000             0      8,000,000 FMC DISC NOTE 2/19/99                              7,885             0        7,885
      6,703,000             0      6,703,000 FMLMC DISC NOTE 2/05/99                            6,610             0        6,610
      5,000,000             0      5,000,000 FNMA 5.66% 11/20/98                                5,000             0        5,000
      8,000,000             0      8,000,000 FNMA 5.63% 5/05/99                                 7,998             0        7,998
      8,000,000             0      8,000,000 FNMA DISC NOTE 4.75 2/18/99                        7,885             0        7,885
      4,000,000             0      4,000,000 FREDDIE MAC DN 11/06/98                            3,997             0        3,997
      6,000,000             0      6,000,000 FREDDIE MAC DN 12/10/98                            5,967             0        5,967
      6,000,000             0      6,000,000 SLMA DUE  5.51% 9/16/99                            6,000             0        6,000

     12,000,000             0     12,000,000 SLMA FRN 5.19% 9/15/99                            11,992             0       11,992
     17,000,000             0     17,000,000 SLMA MED TERM NOTE 5.40% 2/10/99                  16,993             0       16,993
                                                                                       ------------------------------------------
                                                                                              302,513       278,695      581,208
                                                                                       ------------------------------------------


                                             Total Investments 100.1%  (Cost
                                             $646,465, $467,210, $1,113,675
                                             respectively)                                    646,465       467,210    1,113,675


                        Nations Government Reserves / Pacific Horizons Government Fund
                           Pro Forma Combining Statement of Net Assets (Unaudited)
                                               October 31,1998


                                     Nations         Pacific
                                    Government       Horizons    Adjustments to  Pro Forma
                                     Reserves    Government Fund    Pro Forma     Combined
                                    (in 000's)      (in 000's)     (in 000's)    (in 000's)
                                ---------------------------------------------   -------------


Total Investments                     $   646,465    $   467,210    $-         $ 1,113,675

Other Assets and Liabilities:

Receivable for investments sold              --          188,067        --         317,867

Payable for investments purchased            --         (188,515)       --        (264,167)

Other assets and liabilities, net            (678)          (225)       --          20,458
                                                                    --------   -----------

Total Other Assets and Liabilities           (678)          (673)       --          74,158
                                                                    --------   -----------

Net Assets                                645,787        466,537        --       1,187,833
                                                                    ========   ===========

Net Assets by Class:

Capital Class / Horizon (Primary)     $   160,300    $    80,155    $-         $   240,455

Liquidity Class                       $    42,718             $-    $-         $    42,718

Adviser Class / Horizon Service       $   115,769    $   233,934    $-         $   349,703

Market Class                          $   327,000             $-    $-         $   327,000

Investor Class / Pacific Horizon      $      --      $   152,448               $   152,448
                                                                    --------   -----------

                                      $   645,787    $   466,537    $-         $ 1,112,324
                                                                    --------   -----------

Shares Outstanding by Class:

Capital Class / Horizon (Primary)         160,301         80,183        --         240,484


Liquidity Class                            42,719           --          --          42,719

Adviser Class / Horizon Service           115,769        234,030        --         349,799

Market Class                              327,000           --          --         327,000

Investor Class / Pacific Horizon             --          152,584        --         152,584
                                                                    --------   -----------

                                          645,789        466,797        --       1,112,586
                                                                    --------   -----------

Net Asset Value per Share by Class:

Capital Class / Horizon (Primary)     $      1.00    $      1.00    $   --     $      1.00

Liquidity Class                       $      1.00    $      --      $   --     $      1.00

Adviser Class / Horizon Service       $      1.00    $      1.00    $   --     $      1.00

Market Class                          $      1.00    $      --      $   --     $      1.00

Investor Class / Pacific Horizon               $-    $      1.00    $   --     $      1.00


            See Notes to Pro Forma
             Financial Statements

                        Nations Government Reserves / Pacific Horizons Government Fund
                           Pro Forma Combining Statement of Operations (unaudited)
                                               October 31,1998


                                               Nations         Pacific
                                              Government       Horizons     Adjustments to Pro    Pro Forma
                                               Reserves    Government Fund      Forma              Combined
                                              (in 000's)      (in 000's)     (in 000's)           (in 000's)
                                            ----------------------------------------------     ---------------
INVESTMENT INCOME:
Interest                                            $30,349          $25,066     $      -               $55,415

Dividends                                               509               -             -                   509
                                            ----------------------------------------------      ---------------

Total Investment Income                              30,858           25,066            -                55,924
                                            ----------------------------------------------      ---------------

EXPENSES:

Investment Advisory                                   1,657              477        (602) (a)             1,502

Administration                                          553              448            -                 1,001

Transfer Agent                                          42               17             -                   59

Custodian                                               48               85          (23) (b)               110

Legal and Audit Fees                                    10               33          (26) (b)               17

Registration & Filing                                   101              159            -                   260

Trustees' Fees                                          11               10          (12) (b)                9

Interest Expense                                         -                -             -                    -

Other expenses                                          24               92          (65) (b)               51
                                            ----------------------------------------------      ---------------

Subtotal                                              2,446            1,291        (728)                 3,009
                                            ----------------------------------------------      ---------------

Shareholder Servicing and Distribution Fees

Liquidity Class                                         407               -             -                   407

Adviser Class / Horizon Service                         190              613            -                   803


Market Class                                          1,321               -             -                 1,321

Investor Class / Pacific Horizon                         -               454           42   (a)             496
                                            ----------------------------------------------      ---------------

                                                      1,918            1,067           42                 3,027
                                            ----------------------------------------------      ---------------

Fees waived and/or reimbursed by investment                               -
advisor, administrator and/or
distributor                                        (2,047)            (204)          1,130             (1,121)
                                            ----------------------------------------------      ---------------

Total Expenses                                        2,317            2,154           444                4,915
                                            ----------------------------------------------      ---------------

                                            ----------------------------------------------      ---------------

NET INVESTMENT INCOME                                28,541           22,912        (444)                51,009
                                            ----------------------------------------------      ---------------

NET REALIZED GAIN/(LOSS) ON
                                            ----------------------------------------------      ---------------

INVESTMENTS:                                             -                3             -                    3
                                            ----------------------------------------------      ---------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                            ==============================================      ===============
RESULTING FROM OPERATIONS:                          $28,541          $22,915   $    (444)               $51,012
                                            ==============================================      ===============

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

See Notes to Pro Forma Financial Statements

                           Nations Government Reserves
                         Pacific Horizon Government Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)





1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of October 31, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of October 31, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at October 31, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Government Fund in exchange for shares of Nations Government Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Pacific Horizon Government Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Government Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1998.


                        Nations Government Reserves / Pacific Horizons Government Fund
                           Pro Forma Combining Schedule of Investments (Unaudited)
                                               October 31,1998


    Nations        Pacific
  Government       Horizon                                                                               Pacific
    Reserve      Government     Pro Forma                                                 Nations        Horizon
   Principal      Principal     Principal                                                Government    Government    Pro Forma
    Amount         Amount         Amount                 Asset Description             Reserve Value      Value        Value
                                                                                         (in 000's)    (in 000's)    (in 000's)

                                             Investment Companies - 0.8%
      9,105,000             0      9,105,000 DREYFUS TREASURY CASH MANAGEMENT                   9,105             0        9,105
                                                                                       ------------------------------------------
                                                                                                9,105             0        9,105
                                                                                       ------------------------------------------

                                             Repurchase Agreements--45.45%
    157,000,000             0    157,000,000 ABN-AMRO CHIC 5.625% 11/02/98                    157,000             0      157,000
    140,000,000             0    140,000,000 FIRST UNION CAPITAL 5.62% 11/02/98               140,000             0      140,000
     20,000,000             0     20,000,000 GOLD SACHS TERM 5.21% 11/02/98                    20,000             0       20,000
              0    50,000,000     50,000,000 HSBC 5.6% 11/2/98                                      0        50,000       50,000
              0    23,515,000     23,515,000 J.P. MORGAN 5% 11/2/98                                 0        23,515       23,515
              0    60,000,000     60,000,000 LEHMAN 5.6% 11/2/98                                    0        60,000       60,000
              0    55,000,000     55,000,000 PRUDENTIAL 5.6% 11/2/98                                0        55,000       55,000
                                                                                       ------------------------------------------
                                                                                              317,000       188,515      505,515
                                                                                       ------------------------------------------

                                             Time Deposits- Euro - 1.6%

         17,847             0         17,847 BANK OF NEW YORK CAYMAN ISLAND 4.75%              17,847             0       17,847
                                             11/02/98                                  ------------------------------------------
                                                                                               17,847             0       17,847
                                                                                       ------------------------------------------

                                             U.S. Government Agency Obligations--
                                             52.25%
              0    11,245,000     11,245,000 FANNIE MAE 5.05% 11/10/98                              0        11,243       11,243
              0    15,000,000     15,000,000 FANNIE MAE 5.38% 02/09/99                              0        15,015       15,015
              0     5,000,000      5,000,000 FANNIE MAE 5.49% 08/03/99                              0         4,995        4,995
              0     5,000,000      5,000,000 FANNIE MAE 5.57% 05/07/99                              0         4,996        4,996
              0     3,000,000      3,000,000 FANNIE MAE 9.55 3/10/99                                0         3,041        3,041
              0    20,000,000     20,000,000 FANNIE MAE DISC NOTE 01/04/99                          0        19,821       19,821
              0    10,000,000     10,000,000 FANNIE MAE DISC NOTE 01/27/99                          0         9,884        9,884
              0    10,000,000     10,000,000 FANNIE MAE DISC NOTE 02/01/99                          0         9,877        9,877
              0    10,000,000     10,000,000 FANNIE MAE DISC NOTE 04/01/99                          0         9,807        9,807
              0    25,000,000     25,000,000 FANNIE MAE DISC NOTE 11/20/98                          0        24,928       24,928
      8,000,000             0      8,000,000 FANNIEMAE SERIES MTN 4.441% 4/28/99                7,998             0        7,998
      6,000,000     5,000,000     11,000,000 FEDERAL FARM CREDIT BANK 5.70% 11/03/98            6,000         5,000       11,000
     11,000,000             0     11,000,000 FEDERAL FARM CREDIT BANK, DN 5.65%                11,000             0       11,000
                                             01/04/99
      6,901,000             0      6,901,000 FEDERAL HOME LOAN BANK 4/14/99                     6,756             0        6,756


     12,000,000             0     12,000,000 FEDERAL HOME LOAN BANK 5.24% 10/21/99             12,000             0       12,000
              0    15,000,000     15,000,000 FEDERAL HOME LOAN BANK 08/12/99                        0        14,994       14,994
              0     8,400,000      8,400,000 FEDERAL HOME LOAN BANK 5.335% 01/11/99                 0         8,395        8,395
              0     5,000,000      5,000,000 FEDERAL HOME LOAN BANK 5.718% 05/06/99                 0         4,999        4,999
              0     5,000,000      5,000,000 FEDERAL HOME LOAN BANK 5.723% 05/05/99                 0         4,999        4,999
      8,000,000     9,760,000     17,760,000 FEDERAL HOME LOAN BANK DISC NOTE 01/04/99          7,928         9,673       17,601
      9,000,000             0      9,000,000 FEDERAL HOME LOAN BANK, NOTE 5.65%                 8,999             0        8,999
                                             4/09/99
      8,000,000             0      8,000,000 FEDERAL HOME LOAN BK DN 11/13/98                   7,987             0        7,987
              0     5,000,000      5,000,000 FEDERAL HOME LOAN MORTGAGE CORP 5.60%                  0         4,998        4,998
                                             04/21/99
              0     3,237,000      3,237,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         3,208        3,208
                                             NOTE 01/04/99
      8,905,000    10,000,000     18,905,000 FEDERAL HOME LOAN MORTGAGE CORP DISC               8,809         9,901       18,710
                                             NOTE 01/15/99
              0    10,000,000     10,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         9,885        9,885
                                             NOTE 01/19/99
      5,000,000    20,000,000     25,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC               4,929        19,703       24,632
                                             NOTE 02/17/98
              0    20,000,000     20,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0        19,662       19,662
                                             NOTE 03/05/99
              0    15,000,000     15,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0        14,947       14,947
                                             NOTE 11/25/98
              0    25,000,000     25,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0        24,879       24,879
                                             NOTE 12/04/98
              0     8,760,000      8,760,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         8,706        8,706
                                             NOTE 12/18/98
              0     1,148,000      1,148,000 FEDERAL HOME LOAN MORTGAGE CORP DISC                   0         1,140        1,140
                                             NOTE 12/22/98
      6,000,000             0      6,000,000 FEDL HOME LN BK, DISC NOTE 2/12/99                 5,915             0        5,915
      7,151,000             0      7,151,000 FEDL HOME LN BK,DUE 02/11/99                       7,044             0        7,044
     15,000,000             0     15,000,000 FHLB 5.57% 3/09/99                                14,999             0       14,999
      4,000,000             0      4,000,000 FHLB 5.705% 5/05/99                                4,013             0        4,013
     13,000,000             0     13,000,000 FHLB 4.574% 6/17/99                               12,998             0       12,998
     12,000,000             0     12,000,000 FHLB 5.51% 7/06/99                                11,992             0       11,992
      7,000,000             0      7,000,000 FHLB  DISC NOTE 12/11/98                           6,959             0        6,959
     20,000,000             0     20,000,000 FHLB FRN 4.62% 12/24/98                           19,999             0       19,999
      6,000,000             0      6,000,000 FHLB GOV AGENCIES 5.415% 2/10/99                   5,999             0        5,999
      8,000,000             0      8,000,000 FHLMC 1/07/99                                      7,923             0        7,923
      8,000,000             0      8,000,000 FHLMC 1/08/99                                      7,921             0        7,921
      8,000,000             0      8,000,000 FHLMC 1/22/99                                      7,905             0        7,905
      7,000,000             0      7,000,000 FHLMC 2/16/99                                      6,903             0        6,903
      3,293,000             0      3,293,000 FHLMC 3/12/99                                      3,232             0        3,232
      3,108,000             0      3,108,000 FHLMC 3/29/99                                      3,048             0        3,048
      8,000,000             0      8,000,000 FHLMC DISC NOTE 1/26/99                            7,904             0        7,904

      5,034,000             0      5,034,000 FHLMC DISC NOTE 1/12/98                            5,026             0        5,026
      8,000,000             0      8,000,000 FMC DISC NOTE 2/19/99                              7,885             0        7,885
      6,703,000             0      6,703,000 FMLMC DISC NOTE 2/05/99                            6,610             0        6,610
      5,000,000             0      5,000,000 FNMA 5.66% 11/20/98                                5,000             0        5,000
      8,000,000             0      8,000,000 FNMA 5.63% 5/05/99                                 7,998             0        7,998
      8,000,000             0      8,000,000 FNMA DISC NOTE 4.75 2/18/99                        7,885             0        7,885
      4,000,000             0      4,000,000 FREDDIE MAC DN 11/06/98                            3,997             0        3,997
      6,000,000             0      6,000,000 FREDDIE MAC DN 12/10/98                            5,967             0        5,967
      6,000,000             0      6,000,000 SLMA DUE  5.51% 9/16/99                            6,000             0        6,000
     12,000,000             0     12,000,000 SLMA FRN 5.19% 9/15/99                            11,992             0       11,992
     17,000,000             0     17,000,000 SLMA MED TERM NOTE 5.40% 2/10/99                  16,993             0       16,993
                                                                                       ------------------------------------------
                                                                                              302,513       278,695      581,208
                                                                                       ------------------------------------------


                                             Total Investments 100.1%  (Cost
                                             $646,465, $467,210, $1,113,675
                                             respectively)                                    646,465       467,210    1,113,675


                        Nations Government Reserves / Pacific Horizons Government Fund
                           Pro Forma Combining Statement of Net Assets (Unaudited)
                                               October 31,1998


                                       Nations         Pacific
                                      Government       Horizons     Adjustments to   Pro Forma
                                       Reserves    Government Fund    Pro Forma      Combined
                                      (in 000's)      (in 000's)      (in 000's)    (in 000's)
                                    --------------------------------------------- ---------------
Total Investments                     $   646,465    $   467,210          $--     $ 1,113,675

Other Assets and Liabilities:

Receivable for investments sold              --          188,067           --         317,867

Payable for investments purchased            --         (188,515)          --        (264,167)

Other assets and liabilities, net            (678)          (225)          --          20,458
                                    --------------------------------------------- ---------------

Total Other Assets and Liabilities           (678)          (673)          --          74,158
                                    --------------------------------------------- ---------------

Net Assets                                645,787        466,537           --       1,187,833
                                    ============================================= ===============

Net Assets by Class:


Capital Class / Horizon (Primary)     $   160,300    $    80,155           --     $   240,455

Liquidity Class                       $    42,718    $      --             --     $    42,718

Adviser Class / Horizon Service       $   115,769    $   233,934           --     $   349,703

Market Class                          $   327,000    $      --             --     $   327,000

Investor Class / Pacific Horizon      $      --      $   152,448                  $   152,448
                                    --------------------------------------------- ---------------

                                      $   645,787    $   466,537             $-   $ 1,112,324
                                    --------------------------------------------- ---------------

Shares Outstanding by Class:

Capital Class / Horizon (Primary)         160,301         80,183           --         240,484

Liquidity Class                            42,719           --             --          42,719

Adviser Class / Horizon Service           115,769        234,030           --         349,799

Market Class                              327,000           --             --         327,000

Investor Class / Pacific Horizon             --          152,584           --         152,584
                                    --------------------------------------------- ---------------

                                          645,789        466,797           --       1,112,586
                                    --------------------------------------------- ---------------

Net Asset Value per Share by Class:

Capital Class / Horizon (Primary)     $      1.00    $      1.00    $      --     $      1.00

Liquidity Class                       $      1.00    $      --      $      --     $      1.00

Adviser Class / Horizon Service       $      1.00    $      1.00    $      --     $      1.00

Market Class                          $      1.00    $      --      $      --     $      1.00

Investor Class / Pacific Horizon               $-    $      1.00    $      --     $      1.00


            See Notes to Pro Forma
             Financial Statements

                        Nations Government Reserves / Pacific Horizons Government Fund
                           Pro Forma Combining Statement of Operations (unaudited)
                                               October 31,1998


                                               Nations         Pacific
                                              Government       Horizons     Adjustments to Pro    Pro Forma
                                               Reserves    Government Fund         Forma           Combined
                                              (in 000's)      (in 000's)     (in 000's)           (in 000's)
                                            ----------------------------------------------      ---------------
INVESTMENT INCOME:
Interest                                            $30,349          $42,247     $      -               $72,596

Dividends                                               509               -             -                   509
                                            ----------------------------------------------      ---------------

Total Investment Income                              30,858           42,247            -                73,105
                                            ----------------------------------------------      ---------------

EXPENSES:

Investment Advisory                                   1,657              756        (448) (a)             1,965

Administration                                          553              757            - (a)             1,310

Transfer Agent                                          42               62           (9) (b)               95

Custodian                                               48               141         (83) (b)               106

Legal and Audit Fees                                    10               73          (26) (b)               57

Registration & Filing                                   101              300            -                   401

Trustees' Fees                                          11               16          (12) (b)               15

Interest Expense                                         -                -             -                    -

Other expenses                                          24               204        (179) (b)               49
                                            ----------------------------------------------      ---------------

Subtotal                                              2,446            2,309        (757)                 3,998
                                            ----------------------------------------------      ---------------

Shareholder Servicing and Distribution Fees

Liquidity Class                                         407               -             -                   407


Adviser Class / Horizon Service                         190              613            -                   803

Market Class                                          1,321               -             -                 1,321

Investor Class / Pacific Horizon                         -               454           42   (a)             496
                                            ----------------------------------------------      ---------------

                                                      1,918            1,067           42                 3,027
                                            ----------------------------------------------      ---------------

Fees waived and/or reimbursed by investment                               -
advisor, administrator and/or
distributor                                        (2,047)            (204)          1,090(c)          (1,161)
                                            ----------------------------------------------      ---------------

Total Expenses                                        2,317            3,172           375                5,864
                                            ----------------------------------------------      ---------------

                                            ----------------------------------------------      ---------------

NET INVESTMENT INCOME                                28,541           39,075        (375)                67,241
                                            ----------------------------------------------      ---------------

NET REALIZED GAIN/(LOSS) ON
                                            ----------------------------------------------      ---------------

INVESTMENTS:                                             -                3             -                    3
                                            ----------------------------------------------      ---------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                            ----------------------------------------------      ---------------
RESULTING FROM OPERATIONS:                          $28,541          $39,078   $    (375)               $67,244
                                            ==============================================      ===============

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

See Notes to Pro Forma Financial
Statements

                           Nations Government Reserves
                         Pacific Horizon Government Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)





1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of October 31, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of October 31, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at October 31, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Government Fund in exchange for shares of Nations Government Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Pacific Horizon Government Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Government Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1998.

                     Nations Government Reserves / Pacific Horizons Treasury Only Fund
                          Pro Forma Combining Schedule of Investments (unaudited)
                                              October 31,1998


                                                                                                            Pacific
     Nations          Pacific                                                                               Horizon
   Government         Horizon       Pro Forma                                                    Nations    Treasury
     Reserve       Treasury Only    Principal                                                 Government      Only       Pro Forma
Principal Amount  Principal Amount  Amount            Asset Description                     Reserve Value    Value         Value
                                                                                              (in 000's)   (in 000's)    (in 000's)

                                              Investment Companies - 0.75%
  9,105,000                0        9,105,000 DREYFUS TREASURY CASH MANAGEMENT                      9,105            0        9,105
                                                                                            ----------------------------------------
                                                                                                    9,105            0        9,105
                                                                                            ----------------------------------------

                                              Repurchase Agreements--27.00%
157,000,000                0      157,000,000 ABN-AMRO CHIC 5.625% 11/02/98                       157,000            0      157,000
140,000,000                0      140,000,000 FIRST UNION CAPITAL 5.62% 11/02/98                  140,000            0      140,000
 20,000,000                0       20,000,000 GOLD SACHS TERM 5.21% 11/02/98                       20,000            0       20,000
                                                                                            ----------------------------------------
                                                                                                  317,000            0      317,000
                                                                                            ----------------------------------------

                                              Time Deposits- Euro - 1.52%
 17,847,000                0       17,847,000 BANK OF NEW YORK CAYMAN ISLAND 4.75% 11/02/98        17,847            0       17,847
                                                                                            ----------------------------------------
                                                                                                   17,847            0       17,847
                                                                                            ----------------------------------------

                                              U.S. Government Agency Obligations--25.77%
  8,000,000                0        8,000,000 FANNIEMAE SERIES MTN 4.441% 4/28/99                   7,998            0        7,998

  6,000,000                0        6,000,000 FEDERAL FARM CREDIT BANK 5.70% 11/03/98               6,000            0        6,000
 11,000,000                0       11,000,000 FEDERAL FARM CREDIT BANK, DN 5.65% 01/04/99          11,000            0       11,000
  6,901,000                0        6,901,000 FEDERAL HOME LOAN BANK 4/14/99                        6,756            0        6,756
 12,000,000                0       12,000,000 FEDERAL HOME LOAN BANK 5.24% 10/21/99                12,000            0       12,000
  8,000,000                0        8,000,000 FEDERAL HOME LOAN BANK DISC NOTE 01/04/99             7,928            0        7,928
  9,000,000                0        9,000,000 FEDERAL HOME LOAN BANK, NOTE 5.65% 4/09/99            8,999            0        8,999
  8,000,000                0        8,000,000 FEDERAL HOME LOAN BK DN 11/13/98                      7,987            0        7,987
  8,905,000                0        8,905,000 FEDERAL HOME LOAN MORTGAGE CORP DISC NOTE             8,809            0        8,809
                                              01/15/99
  5,000,000                0        5,000,000 FEDERAL HOME LOAN MORTGAGE CORP DISC NOTE             4,929            0        4,929
                                              02/17/98
  6,000,000                0        6,000,000 FEDL HOME LN BK, DISC NOTE 2/12/99                    5,915            0        5,915
  7,151,000                0        7,151,000 FEDL HOME LN BK,DUE 02/11/99                          7,044            0        7,044
 15,000,000                0       15,000,000 FHLB 5.57% 3/09/99                                   14,999            0       14,999
  4,000,000                0        4,000,000 FHLB 5.705% 5/05/99                                   4,013            0        4,013
 13,000,000                0       13,000,000 FHLB 4.574% 6/17/99                                  12,998            0       12,998
 12,000,000                0       12,000,000 FHLB 5.51% 7/06/99                                   11,992            0       11,992
  7,000,000                0        7,000,000 FHLB  DISC NOTE 12/11/98                              6,959            0        6,959
 20,000,000                0       20,000,000 FHLB FRN 4.62% 12/24/98                              19,999            0       19,999
  6,000,000                0        6,000,000 FHLB GOV AGENCIES 5.415% 2/10/99                      5,999            0        5,999
  8,000,000                0        8,000,000 FHLMC 1/07/99                                         7,923            0        7,923
  8,000,000                0        8,000,000 FHLMC 1/08/99                                         7,921            0        7,921
  8,000,000                0        8,000,000 FHLMC 1/22/99                                         7,905            0        7,905
  7,000,000                0        7,000,000 FHLMC 2/16/99                                         6,903            0        6,903
  3,293,000                0        3,293,000 FHLMC 3/12/99                                         3,232            0        3,232
  3,108,000                0        3,108,000 FHLMC 3/29/99                                         3,048            0        3,048
  8,000,000                0        8,000,000 FHLMC DISC NOTE 1/26/99                               7,904            0        7,904
  5,034,000                0        5,034,000 FHLMC DISC NOTE 1/12/98                               5,026            0        5,026

  8,000,000                0        8,000,000 FMC DISC NOTE 2/19/99                                 7,884            0        7,884
  6,703,000                0        6,703,000 FMLMC DISC NOTE 2/05/99                               6,610            0        6,610
  5,000,000                0        5,000,000 FNMA 5.66% 11/20/98                                   5,000            0        5,000
  8,000,000                0        8,000,000 FNMA 5.63% 5/05/99                                    7,998            0        7,998
  8,000,000                0        8,000,000 FNMA DISC NOTE 4.75 2/18/99                           7,885            0        7,885
  4,000,000                0        4,000,000 FREDDIE MAC DN 11/06/98                               3,997            0        3,997
  6,000,000                0        6,000,000 FREDDIE MAC DN 12/10/98                               5,968            0        5,968
  6,000,000                0        6,000,000 SLMA DUE  5.51% 9/16/99                               6,000            0        6,000
 12,000,000                0       12,000,000 SLMA FRN 5.19% 9/15/99                               11,992            0       11,992
 17,000,000                0       17,000,000 SLMA MED TERM NOTE 5.40% 2/10/99                     16,993            0       16,993
                                                                                            ----------------------------------------
                                                                                                  302,513            0      302,513
                                                                                            ----------------------------------------

                                              U.S. Treasury Notes--38.56%
          0       93,770,000       93,770,000 US TREASURY NOTE 5.00% 1/31/99                            0        93,840      93,840
          0       49,150,000       49,150,000 US TREASURY NOTE 5.00% 2/15/99                            0       49,152       49,152
          0       49,575,000       49,575,000 US TREASURY NOTE 5.125% 11/30/98                          0       49,577       49,577
          0       53,340,000       53,340,000 US TREASURY NOTE 5.125% 12/31/98                          0       53,404       53,404
          0       97,850,000       97,850,000 US TREASURY NOTE 5.50% 11/15/98                           0       97,864       97,864
          0       25,000,000       25,000,000 US TREASURY NOTE 5.75% 12/31/98                           0       25,058       25,058
          0        4,300,000        4,300,000 US TREASURY NOTE 5.875% 1/31/99                           0        4,308        4,308
          0        8,955,000        8,955,000 US TREASURY NOTE 6.25% 3/31/99                            0        9,021        9,021
          0       30,000,000       30,000,000 US TREASURY NOTE 8.875% 11/15/98                          0       30,039       30,039
          0       40,000,000       40,000,000 US TREASURY NOTE 8.875% 2/15/99                           0       40,476       40,476
                                                                                            ----------------------------------------
                                                                                                        0      452,739      452,739
                                                                                            ----------------------------------------

                                              Total Investments--93.6%  (Cost $646,465,
                                              $452,739 respectively)                              646,465      452,739    1,099,204

                     Nations Government Reserves / Pacific Horizons Treasury Only Fund
                          Pro Forma Combining Statement of Net Assets (unaudited)
                                              October 31,1998


                                                              Pacific
                                               Nations        Horizons
                                              Government   Treasury Only  Adjustments to Pro    Pro Forma
                                               Reserves         Fund             Forma           Combined
                                              (in 000's)     (in 000's)     (in 000's)          (in 000's)
                                            ---------------------------------------------     ---------------


Total Investments                             $646,465       $452,739          $-              $1,099,204

Other Assets and Liabilities:

Receivable for investments sold                   -           129,800           -                129,800

Payable for investments purchased                 -           (75,652)          -                (75,652)

Other assets and liabilities, net               (678)          21,361           -                 20,683
                                            ---------------------------------------------     ---------------

Total Other Assets and Liabilities              (678)          75,509           -                 74,831
                                            ---------------------------------------------     ---------------

Net Assets                                   645,787          528,248           -              1,174,035
                                            =============================================     ===============

Net Assets by Class:

Capital Class / Horizon (Primary)             $160,300        $43,786          $-               $204,086

Liquidity Class                                $42,718        $     -          $-                $42,718

Adviser Class / Horizon Service               $115,769       $257,224          $-               $372,993



Market Class                                  $327,000       $-                $-               $327,000

Investor Class / Pacific Horizon                 $-          4227,238         $-                $227,238
                                            ---------------------------------------------     ---------------

                                              $645,787       $528,248          $-              $1,174,035
                                            ---------------------------------------------     ---------------

Shares Outstanding by Class:

Capital Class / Horizon (Primary)              160,301         43,788           -                204,089

Liquidity Class                                 42,719           -              -                 42,719

Adviser Class / Horizon Service                115,769        257,239           -                373,008

Market Class                                   327,000           -              -                327,000

Investor Class / Pacific Horizon                  -           227,268           -                227,268
                                            ---------------------------------------------     ---------------

                                               645,789        528,295           -              1,174,084
                                            ---------------------------------------------     ---------------

Net Asset Value per Share by Class

Capital Class / Horizon (Primary)               $1.00           $     1.00      $      -          $1.00

Liquidity Class                                 $1.00            $      -       $      -          $1.00

Adviser Class / Horizon Service                 $1.00           $     1.00      $      -          $1.00

Market Class                                    $1.00            $      -       $      -          $1.00

Investor Class / Pacific Horizon                 $-             $     1.00      $      -          $1.00


                                    See Notes to Pro Forma Financial Statements

                     Nations Government Reserves / Pacific Horizons Treasury Only Fund
                          Pro Forma Combining Statement of Operations (unaudited)
                                              October 31,1998


                                                              Pacific
                                               Nations        Horizons
                                              Government   Treasury Only   Adjustments to Pro    Pro Forma
                                               Reserves         Fund           Forma           Combined
                                              (in 000's)     (in 000's)     (in 000's)          (in 000's)
                                            ---------------------------------------------     ---------------

INVESTMENT INCOME:
Interest                                            $30,349        $23,607      $      -              $53,956

Dividends                                               509             -              -                  509
                                            ---------------------------------------------     ---------------

Total Investment Income                              30,858         23,607             -               54,465
                                            ---------------------------------------------     ---------------

EXPENSES:

Investment Advisory                                   1,657            451         (602) (a)            1,506

Administration                                          553            451             - (a)            1,004

Transfer Agent                                          42             52           (21) (b)              73

Custodian                                               48             56              6 (b)              110


Legal and Audit Fees                                    10             38           (26) (b)              22

Registration & Filing                                   101            38              -                  139

Trustees' Fees                                          11              7            (4) (b)              14

Interest Expense                                         -              -              -                   -

Other expenses                                          24             99           (85) (b)              38
                                            ---------------------------------------------     ---------------

Subtotal                                              2,446          1,192         (732)                2,906
                                            ---------------------------------------------     ---------------

Shareholder Servicing and Distribution Fees

Liquidity Class                                         407             -                                 407

Adviser Class / Horizon Service                         190            535                                725

Market Class                                          1,321             -                               1,321

Investor Class / Pacific Horizon                         -             652            61 (a)              713
                                        -------------------------------------------------     ---------------

Subtotal                                              1,918          1,187            61                3,166
                                        -------------------------------------------------     ---------------


Fees waived and/or reimbursed by investment                             -              -                   -

advisor, administrator and/or distributor          (2,047)              -           1,000(c)         (1,047)
                                            ---------------------------------------------     ---------------

Total Expenses                                        2,317          2,379            329               5,025
                                            ---------------------------------------------     ---------------

                                            ---------------------------------------------     ---------------


NET INVESTMENT INCOME                                28,541         21,228         (329)               49,440
                                            ---------------------------------------------     ---------------

NET REALIZED GAIN/(LOSS) ON
                                            ---------------------------------------------     ---------------

INVESTMENTS:                                             -           (23)              -                (23)
                                            ---------------------------------------------     ---------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                            =============================================     ===============
RESULTING FROM OPERATIONS:                          $28,541        $21,205   $     (329)              $49,417
                                            =============================================     ===============

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                   See Notes to Pro Forma Financial Statements

                           Nations Government Reserves
                       Pacific Horizon Treasury Only Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)





1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of October 31, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of October 31, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at October 31, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Treasury Only Fund in exchange for shares of Nations Government Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Pacific Horizon Treasury Only Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Government Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1998.


                              Nations Intermediate Bond Fund / Pacific Horizons Intermediate Bond Fund
                                       Pro Forma Combining Schedule of Investments (unaudited)
                                                          September 30,1998


                   Pacific
                   Horizon
    Nations      Intermediate     Pro Forma                                                                        Pro Forma
 Intermediate        Bond       Intermediate                                              Nations     Pacific     Intermediate
Bond Portfolio    Portfolio    Bond Portfolio                                          Intermediate   Horizon         Bond
   Principal      Principal       Principal                                           Bond Portfolio  Portfolio    Portfolio
    Amount          Amount         Amount                Asset Description                 Value        Value        Value
                                                                                        (in 000's)    (in 000's)   (in 000's)

                                               ASSET BACKED SECURITIES---19.0%

                                               AESOP Funding II, Series 1997-1,
                      2,000,000     2,000,000  Class  A1, 6.22, 10/20/01                                    2,041          2,041
                                               Asset Securitization Corp., Series
                      1,900,000     1,900,000  1997-D5, Class A1C, 6.75, 02/14/41                           2,041          2,041
                                               Chevy Chase Auto Receivables Trust,
                      1,222,000     1,222,000  Series 1998, Class A , 5.91, 12/15/04                        1,245          1,245
                                               Circuit City Credit Card Master
                                               Trust, Series 1995-1, Class A, 6.375,
                      1,000,000     1,000,000  08/15/05                                                     1,027          1,027
                                               Citibank Credit Card Master Trust I,
                                               Series 1997-6, Class A ZCB, 5.04,
                      2,000,000     2,000,000  08/15/06                                                     1,481          1,481
                                               Commercial Mortgage Acceptance Corp.,
                                               Series 1998-C1, Class A2 , 6.49,
                      1,850,000     1,850,000  05/15/08                                                     1,937          1,937
                                               Contimortgage Home Equity Loan Trust,
                      2,000,000     2,000,000  Series 1996-4, Class A5, 6.6, 10/15/11                       2,059          2,059
                                               Contimortgage Home Equity Loan Trust,
                                               Series 1997-3, Class A5, 7.01,
                      2,000,000     2,000,000  08/15/13                                                     2,122          2,122
                                               First Chicago Master Trust II ,
                      1,340,000     1,340,000  5.8706, 02/15/04                                             1,346          1,346
                                               General Growth Properties, Series 1,
                      1,900,000     1,900,000  Class A2, 6.602, 11/15/07                                    2,000          2,000
                                               GMAC Commercial Mortgage Securities,
                                               Inc., Series 1997-C2, Class A3 ,
                      2,300,000     2,300,000  6.566, 11/15/07                                              2,420          2,420
                                               Lehman Brothers Commercial Conduit
                                               Mortgage Trust, Series 1998-C1, Class
                      2,100,000     2,100,000  A3, 6.48, 01/18/08                                           2,196          2,196
                                               Nomura Asset Securities Corp., Series
                      2,180,000     2,180,000  1998-D6, Class A1B, 6.59, 03/17/28                           2,286          2,286

                                               Standard Credit Card Master Trust,
                                               Series 1995-3, Class A , 7.85,
                      2,500,000     2,500,000  02/07/02                                                     2,586          2,586
                                               The Money Store Home Equity Trust,
                                               Series 1996-B, Class A6, 7.38,
                      1,000,000     1,000,000  05/15/17                                                     1,035          1,035
                                               World Omni Automobile Lease
                                               Securitization Trust, Series 1997-A,
                      2,245,000     2,245,000  Class A4, 6.9, 06/25/03                                      2,358          2,358
                                                                                      ------------------------------------------

                                                                                                    0      30,180         30,180
                                                                                      ------------------------------------------

                                               COLLATERALIZED MORTGAGE
                                               OBLIGATIONS---8.3%

                                               Credit Suisse First Boston Mortgage
                                               Securities Corp., Series 1998-C1,
                      1,250,000     1,250,000  Class A1B, 6.48, 05/17/08                                    1,309          1,309
                                               Criimi Mae Corp., Series 1998-1,
                      2,212,000     2,212,000  Class A1, 5.697, 10/20/01                                    2,222          2,222
                                               Donaldson Lufkin Jenrette Commercial
                                               Mortgage Corp., Series 1998-CG1,
                      1,300,000     1,300,000  Class A1B, 6.41, 06/10/31                                    1,354          1,354
                                               First Union-Lehman Brothers-Bank of
                                               America Commercial Mortgage, Series
                      2,250,000     2,250,000  1998-C2, Class A2, 6.56, 11/18/08                            2,341          2,341
                                               Mortgage Capital Funding, Inc.,
                                               Series 1998-MC1, Class A2, 6.663,
                      2,950,000     2,950,000  01/18/08                                                    3,123           3,123
                                               Mortgage Capital Funding, Inc.,
                                               Series 1998-MC2, Class A2, 6.423,
                      1,300,000     1,300,000  05/18/08                                                     1,354          1,354
                                               Vendee Mortgage Trust, Series 1998-1,
                                               Class 2, Interest Only Obligation,
                     63,491,000    63,491,000  0.455, 02/15/28                                                873            873
                                               Vendee Mortgage Trust, Series 1998-3,
                                               Class 10, Interest Only Obligation,
                     59,000,000    59,000,000  0.316, 09/01/28                                                664            664
                                                                                      ------------------------------------------

                                                                                                    0      13,240         13,240
                                                                                      ------------------------------------------

                                               CORPORATE BONDS---30.07%

                                               Banks--1.75%

                                               Banco Latinoamericano, Series 144A,
                      1,500,000     1,500,000  6.59, 10/16/01                                               1,485          1,485

                      1,250,000     1,250,000  Capital One Bank, 7, 04/30/01                                1,292          1,292
                                                                                      ------------------------------------------

                                                                                                    0       2,777          2,777
                                                                                      ------------------------------------------

                                               Brokerage--1.93%

                                               Bear Stearns Companies, Inc., 6.125,
                      1,500,000     1,500,000  02/01/03                                                     1,532          1,532
                                               Salomon Smith Barney Holdings, Inc.,
                      1,500,000     1,500,000  6.25, 05/15/03                                               1,533          1,533
                                                                                      ------------------------------------------

                                                                                                    0       3,065          3,065
                                                                                      ------------------------------------------

                                               Cable & Media--2.7%

                                               Cox Radio, Inc., Series 144A, 6.25,
                      1,300,000     1,300,000  05/15/03                                                     1,341          1,341
                                               TCI Communications, Inc., 6.375,
                      1,500,000     1,500,000  05/01/03                                                     1,568          1,568
                                               Time Warner Inc., Pass-Through
                      1,350,000     1,350,000  Certificates, 6.1, 12/30/01                                  1,380          1,380
                                                                                      ------------------------------------------

                                                                                                    0       4,289          4,289
                                                                                      ------------------------------------------

                                               Chemicals--0.79%

                      1,200,000     1,200,000  Praxair, Inc., 6.75, 03/01/03                                1,263          1,263
                                                                                      ------------------------------------------

                                                                                                    0       1,263          1,263
                                                                                      ------------------------------------------

                                               Commercial Services--1.91%

                                               News America Holdings, Inc., 8.625,
                      1,500,000     1,500,000  02/01/03                                                     1,678          1,678
                                               Service Corp. International, 6.3,
                      1,300,000     1,300,000  03/15/03                                                     1,354          1,354
                                                                                      ------------------------------------------

                                                                                                    0       3,032          3,032
                                                                                      ------------------------------------------

                                               Diversified Manufacturing--0.86%

                      1,300,000     1,300,000  Belo (A.H.) Corp., 6.875, 06/15/02                           1,359          1,359
                                                                                      ------------------------------------------

                                                                                                    0       1,359          1,359
                                                                                      ------------------------------------------

                                               Energy--1.62%

                      1,300,000     1,300,000  PSE&G Capital Corp. , 6.74, 10/23/01                         1,350          1,350
                                               Williams Companies, Inc. , 6.125,
                      1,200,000     1,200,000  02/01/01                                                     1,224          1,224
                                                                                      ------------------------------------------

                                                                                                    0       2,574          2,574
                                                                                      ------------------------------------------

                                               Financial Services---10.49%

                      1,200,000     1,200,000  AON Corp., 7.4, 10/01/02                                     1,296          1,296

                                               Associates Corp. of North America,
                      1,675,000     1,675,000  7.5, 04/15/02                                                1,740          1,740

                      1,300,000     1,300,000  Case Credit Corp., 6.125, 02/15/03                           1,347          1,347

                      1,500,000     1,500,000  Finova Capital Corp., 6.625, 09/15/01                        1,558          1,558
                                               Ford Motor Credit Corp., 6.55,
                      1,800,000     1,800,000  09/10/02                                                     1,897          1,897
                                               General Motors Acceptance Corp. ,
                      2,000,000     2,000,000  6.875, 07/15/01                                              2,095          2,095

                      1,500,000     1,500,000  Hanson Overseas B.V., 7.375, 01/15/03                        1,609          1,609
                                               Household Finance Corp. , 6.125,
                      1,300,000     1,300,000  07/15/12                                                     1,344          1,344
                                               Prudential Security Financial Corp. ,
                      2,200,000     2,200,000  6.506, 07/15/08                                              2,287          2,287

                      1,400,000     1,400,000  USG Corp., 9.25, 09/15/01                                    1,496          1,496
                                                                                      ------------------------------------------

                                                                                                    0      16,669         16,669
                                                                                      ------------------------------------------

                                               Food & Kindred Products--2.18%

                      1,550,000   1,550,000    James River Corp., 8.375, 11/15/01                           1,693          1,693

                      1,750,000   1,750,000    Nabisco, Inc., 6.125, 09/01/98                               1,776          1,776
                                                                                      ------------------------------------------

                                                                                                    0       3,469          3,469
                                                                                      ------------------------------------------

                                               Insurance--2.46%

                      2,700,000     2,700,000  Aetna Services, Inc. , 6.75, 08/15/01                        2,828          2,828

                      1,000,000     1,000,000  Hartford Life, Inc., 6.9, 06/15/04                           1,084          1,084
                                                                                      ------------------------------------------

                                                                                                    0       3,912          3,912
                                                                                      ------------------------------------------

                                               Retail Stores--1.68%

                                               Federated Department Stores , 8.125,
                      1,220,000     1,220,000  10/15/02                                                     1,333          1,333
                                               Sears Roebuck Acceptance Corp., 6,
                      1,300,000     1,300,000  03/20/03                                                     1,339          1,339
                                                                                      ------------------------------------------

                                                                                                            2,672          2,672
                                                                                      ------------------------------------------

                                               Utilities--1.69%

                                               Consumers Energy Co., Series 144A,
                      1,400,000     1,400,000  6.2, 05/01/03                                                1,456          1,456

                      1,200,000     1,200,000  KN Energy, Inc., 6.45, 03/01/03                              1,228          1,228
                                                                                      ------------------------------------------

                                                                                                            2,684          2,684
                                                                                      ------------------------------------------


                                               Total Corporate Bonds (Cost $47,722)                 0      47,765         47,765

                                               MEDIUM TERM NOTES--2.2%

                                               Lehman Brothers Holdings, 6.9,
                      2,000,000     2,000,000  01/29/01                                                     2,037          2,037

                      1,400,000     1,400,000  Worldcom Inc. , 6.4, 08/15/05                                1,477          1,477
                                                                                      ------------------------------------------

                                                                                                    0       3,514          3,514
                                                                                      ------------------------------------------

                                               U.S. TREASURY OBLIGATIONS---28.97%

                                               U.S. Treasury Strips--2.37%

                      2,250,000     2,250,000  U.S. Treasury Strips, 05/15/09                               1,359          1,359

                      2,000,000     2,000,000  U.S. Treasury Strips, 08/15/23                                 541            541

                      2,750,000     2,750,000  U.S. Treasury Strips, 05/15/07                               1,858          1,858
                                                                                      ------------------------------------------

                                                                                                    0       3,758          3,758
                                                                                      ------------------------------------------

                                               U.S. Treasury Notes---26.6%

                      5,700,000     5,700,000  U.S. Treasury Note, 7.75, 01/31/00                           5,935          5,935

                      1,000,000     1,000,000  U.S. Treasury Note, 6.625, 06/30/01                          1,057          1,057

                      6,000,000     6,000,000  U.S. Treasury Note, 6.25, 10/31/01                           6,315          6,315

                     15,150,000    15,150,000  U.S. Treasury Note, 5.75, 08/15/03                          16,070         16,070

                      9,000,000     9,000,000  U.S. Treasury Note, 5.5, 12/31/00                            9,209          9,209

                      3,150,000     3,150,000  U.S. Treasury Note, 7, 07/15/06                              3,667          3,667
                                                                                      ------------------------------------------

                                                                                                    0      42,253         42,253
                                                                                      ------------------------------------------

                                               Total U.S. Treasury Obligations (Cost
                                               $44,904)                                             0      46,011         46,011

                                                 U.S. GOVERNMENT AGENCY
                                                 OBLIGATIONS---9.6%

                                                 FannieMae 30 Year Fixed Obligation
                     13,200,000      13,200,000  (TBA), 7, 04/01/00                                          13,569         13,569
                                                 FannieMae, Pool Association, Pool
                      1,261,000       1,261,000  #345858, 6.259, 08/01/36                                     1,298          1,298
                                                 Government National Mortgage
                         11,000          11,000  Association Pool #136688, 10, 09/15/15                         12             12

                                                 Government National Mortgage
                        196,000         196,000  Association Pool #166744, 10, 07/15/16                         214            214
                                                 Government National Mortgage
                         62,000          62,000  Association Pool #209480, 10, 07/15/17                         68             68
                                                 Government National Mortgage
                         85,000          85,000  Association Pool #227082, 10, 08/15/17                         93             93
                                                                                        ------------------------------------------

                                                                                                      0      15,254         15,254
                                                                                        ------------------------------------------



                                                 SHORT TERM INVESTMENTS---9.5%                                                  -

                      7,524,000       7,524,000  Temporary Investment Cash Fund                               7,524          7,524

                      7,524,000       7,524,000  Temporary Investment Fund                                    7,524          7,524
                                                                                        ------------------------------------------

                                                                                                      0      15,048         15,048
                                                                                        ------------------------------------------

                                                 Total Investments---107.6%  (Cost
                                                 $0,$167,432, $167,432 respectively)                  0     171,012        171,012

                              Nations Intermediate Bond Fund / Pacific Horizons Intermediate Bond Fund
                                       Pro Forma Combining Statement of Net Assets (unaudited)
                                                          September 30,1998


                                                               Nations      Pacific Horizons
                                                             Intermediate     Intermediate      Adjustments to Pro      Pro Forma
                                                              Bond Fund         Bond Fund             Forma              Combined

                                                              (in 000's)       (in 000's)        (in 000's)             (in 000's)
                                                             ---------------------------------------------------------------------


Total Investments                                               $ -           $ 103,614           $ -                 $ 103,614
Other Assets and Liabilities:

Other assets and liabilities, net                                 -               (475)             -                     (475)

Total Other Assets and Liabilities                                -               (475)             -                     (475)

Net Assets                                                        -            103,139              -                   103,139
                                                             =====================================================================

Net Assets by Class:

Investor A / Class A                                            $ -            $ 67,798           $ -                  $ 67,798

                                                                  $                 $                $                       $
Investor C / Class K                                              -                 498             -                       498

                                                                  $                 $                $                       $
Seafirst Class                                                    -              34,843             -                    34,843

                                                                  $                 $                $                       $
                                                                  -             103,139             -                   103,139
Shares Outstanding by Class:

Investor A / Class A                                              -               6,838             -                     6,838

Investor C / Class K                                              -                  50             -                        50

Seafirst Class                                                    -               3,120             -                     3,120
                                                             ---------------------------------------------------------------------
                                                                  -              10,008             -                    10,008
                                                             ---------------------------------------------------------------------
Net Asset Value per Share by Class:

Investor A / Class A                                            $ -                  $    9.91         $     -          $  9.91

Investor C / Class K                                            $ -                  $    9.98         $     -          $  9.98

Seafirst Class                                                  $ -                  $   11.17         $     -          $ 11.17

     See Notes to Pro Forma Financial Statements

                              Nations Intermediate Bond Fund / Pacific Horizons Intermediate Bond Fund
                                       Pro Forma Combining Statement of Operations (unaudited)
                                                          September 30,1998


                                                               Nations      Pacific Horizons
                                                             Intermediate     Intermediate      Adjustments to Pro      Pro Forma
                                                              Bond Fund         Bond Fund             Forma              Combined

                                                              (in 000's)       (in 000's)        (in 000's)             (in 000's)
INVESTMENT INCOME:
Investment Income from Master Investment Trust,
Series 1 - Investment Grade Bond
Portfolio

Interest                                                           $0             $4,855              $0                  $4,855

Dividends                                                           -                 -                -                      -
                                                                    -              4,855               -                   4,855

Expenses                                                            -                233              202                    435

Less: Fee waivers and expense reimbursements                        -                (21)              21                     -

                                                                    -                212              223                    435

Net Investment Income from Master Investment Trust,
Series I - Investment Grade Bond Portfolio                          -              4,643             (223)                 4,420
EXPENSES:

Investment Advisory                                                 -                 35              (35)                    -

Administration                                                      -                123               16                    139

Transfer Agent                                                      -                 19                                      19

Custodian                                                           -                 -                                       -

Legal and Audit Fees                                                -                 19                                      19

Registration & Filing                                               -                  6                                       6

Trustees' Fees                                                      -                  2                                       2

Interest Expense                                                    -                 -                                       -

Other expenses                                                      -                 57             (10)                     47

Subtotal                                                            -                261             (29)                    232

Shareholder Servicing and Distribution Fees

Investor A / Class A                                                -                152               -                     152

Investor B / Class B                                                -                 -                -                      -

Investor C / Class K                                                -                  4               -                       4

Seafirst Class                                                      -                 43               -                      43

Subtotal                                                            -                199               -                     199

Fees waived and/or reimbursed by investment

advisor, administrator and/or distributor                           -                 40             (40)                     -

Total Expenses                                                      -                500             (69)                    431


NET INVESTMENT INCOME                                               -              4,143           (154)                   3,989

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain/(loss) on investments                             -              1,014               -                   1,014
Net change in unrealized appreciation/

(depreciation) of investments                                       -              1,420               -                   1,420
Net realized and unrealized gain/(loss)
                                                             ---------------------------------------------------------------------
on investments                                                      -              2,434               -                   2,434
                                                             ---------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $0             $6,577          ($154)                  $6,423
                                                             =====================================================================

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.


See Notes to Pro Forma Financial Statements

                         Nations Intermediate Bond Fund
                     Pacific Horizon Intermediate Bond Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Intermediate Bond Fund in exchange for shares of Nations Intermediate Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations Intermediate Bond Fund. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees and Investor C shareholders servicing and distribution fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Intermediate Bond Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

 Nations Master Investment Trust, Series I - Investment Grade Bond Portfolio / Master Investment Trust,
                              Series I - Investment Grade Bond Portfolio
                       Pro Forma Combining Schedule of Investments (unaudited)
                                          September 30,1998


                   Pacific
                   Horizon
    Nations      Intermediate     Pro Forma                                                                        Pro Forma
 Intermediate        Bond       Intermediate                                              Nations     Pacific     Intermediate
Bond Portfolio    Portfolio    Bond Portfolio                                          Intermediate   Horizon         Bond
   Principal      Principal       Principal                                           Bond Portfolio  Portfolio    Portfolio
    Amount          Amount         Amount                Asset Description                 Value        Value        Value
                                                                                        (in 000's)    (in 000's)   (in 000's)

                                               ASSET BACKED SECURITIES---19.0%

                                               AESOP Funding II, Series 1997-1,
                    2,000,000       2,000,000  Class  A1, 6.22, 10/20/01                                    2,041          2,041
                                               Asset Securitization Corp., Series
                    1,900,000       1,900,000  1997-D5, Class A1C, 6.75, 02/14/41                           2,041          2,041
                                               Chevy Chase Auto Receivables Trust,
                    1,222,000       1,222,000  Series 1998, Class A , 5.91, 12/15/04                        1,245          1,245
                                               Circuit City Credit Card Master
                                               Trust, Series 1995-1, Class A, 6.375,
                    1,000,000       1,000,000  08/15/05                                                     1,027          1,027
                                               Citibank Credit Card Master Trust I,
                                               Series 1997-6, Class A ZCB, 5.04,
                    2,000,000       2,000,000  08/15/06                                                     1,481          1,481
                                               Commercial Mortgage Acceptance Corp.,
                                               Series 1998-C1, Class A2 , 6.49,
                    1,850,000       1,850,000  05/15/08                                                     1,937          1,937
                                               Contimortgage Home Equity Loan Trust,
                    2,000,000       2,000,000  Series 1996-4, Class A5, 6.6, 10/15/11                       2,059          2,059
                                               Contimortgage Home Equity Loan Trust,
                                               Series 1997-3, Class A5, 7.01,
                    2,000,000       2,000,000  08/15/13                                                     2,122          2,122
                                               First Chicago Master Trust II ,
                    1,340,000       1,340,000  5.8706, 02/15/04                                             1,346          1,346
                                               General Growth Properties, Series 1,
                    1,900,000       1,900,000  Class A2, 6.602, 11/15/07                                    2,000          2,000
                                               GMAC Commercial Mortgage Securities,
                                               Inc., Series 1997-C2, Class A3 ,
                    2,300,000       2,300,000  6.566, 11/15/07                                              2,420          2,420
                                               Lehman Brothers Commercial Conduit
                                               Mortgage Trust, Series 1998-C1, Class
                    2,100,000       2,100,000  A3, 6.48, 01/18/08                                           2,196          2,196
                                               Nomura Asset Securities Corp., Series
                    2,180,000       2,180,000  1998-D6, Class A1B, 6.59, 03/17/28                           2,286          2,286

                                               Standard Credit Card Master Trust,
                                               Series 1995-3, Class A , 7.85,
                    2,500,000       2,500,000  02/07/02                                                     2,586          2,586
                                               The Money Store Home Equity Trust,
                                               Series 1996-B, Class A6, 7.38,
                    1,000,000       1,000,000  05/15/17                                                     1,035          1,035
                                               World Omni Automobile Lease
                                               Securitization Trust, Series 1997-A,
                    2,245,000       2,245,000  Class A4, 6.9, 06/25/03                                      2,358          2,358
                                                                                      ------------------------------------------

                                                                                                    0      30,180         30,180
                                                                                      ------------------------------------------

                                               COLLATERALIZED MORTGAGE
                                               OBLIGATIONS---8.3%

                                               Credit Suisse First Boston Mortgage
                                               Securities Corp., Series 1998-C1,
                      1,250,000     1,250,000  Class A1B, 6.48, 05/17/08                                    1,309          1,309
                                               Criimi Mae Corp., Series 1998-1,
                      2,212,000     2,212,000  Class A1, 5.697, 10/20/01                                    2,222          2,222
                                               Donaldson Lufkin Jenrette Commercial
                                               Mortgage Corp., Series 1998-CG1,
                      1,300,000     1,300,000  Class A1B, 6.41, 06/10/31                                    1,354          1,354
                                               First Union-Lehman Brothers-Bank of
                                               America Commercial Mortgage, Series
                      2,250,000     2,250,000  1998-C2, Class A2, 6.56, 11/18/08                            2,341          2,341
                                               Mortgage Capital Funding, Inc.,
                                               Series 1998-MC1, Class A2, 6.663,
                      2,950,000     2,950,000  01/18/08                                                    3,123           3,123
                                               Mortgage Capital Funding, Inc.,
                                               Series 1998-MC2, Class A2, 6.423,
                      1,300,000     1,300,000  05/18/08                                                     1,354          1,354
                                               Vendee Mortgage Trust, Series 1998-1,
                                               Class 2, Interest Only Obligation,
                     63,491,000    63,491,000  0.455, 02/15/28                                                873            873
                                               Vendee Mortgage Trust, Series 1998-3,
                                               Class 10, Interest Only Obligation,
                     59,000,000    59,000,000  0.316, 09/01/28                                                664            664
                                                                                      ------------------------------------------

                                                                                                    0      13,240         13,240
                                                                                      ------------------------------------------

                                               CORPORATE BONDS---30.07%

                                               Banks--1.75%
                      1,500,000     1,500,000  Banco Latinoamericano, Series 144A,                          1,485          1,485
                                               6.59, 10/16/01
                      1,250,000     1,250,000  Capital One Bank, 7, 04/30/01                                1,292          1,292
                                                                                      ------------------------------------------

                                                                                                    0       2,777          2,777
                                                                                      ------------------------------------------

                                               Brokerage--1.93%

                      1,500,000     1,500,000  Bear Stearns Companies, Inc., 6.125,                         1,532          1,532
                                               02/01/03

                      1,500,000     1,500,000  Salomon Smith Barney Holdings, Inc.,                         1,533          1,533
                                               6.25, 05/15/03                         ------------------------------------------

                                                                                                    0       3,065          3,065
                                                                                      ------------------------------------------

                                               Cable & Media--2.7%

                      1,300,000     1,300,000  Cox Radio, Inc., Series 144A, 6.25,                          1,341          1,341
                                               05/15/03
                      1,500,000     1,500,000  TCI Communications, Inc., 6.375,                             1,568          1,568
                                               05/01/03
                      1,350,000     1,350,000  Time Warner Inc., Pass-Through                               1,380          1,380
                                               Certificates, 6.1, 12/30/01            ------------------------------------------

                                                                                                    0       4,289          4,289
                                                                                      ------------------------------------------

                                               Chemicals--0.79%

                      1,200,000     1,200,000  Praxair, Inc., 6.75, 03/01/03                                1,263          1,263
                                                                                      ------------------------------------------

                                                                                                    0       1,263          1,263
                                                                                      ------------------------------------------

                                               Commercial Services--1.91%


                      1,500,000     1,500,000  News America Holdings, Inc., 8.625,                          1,678          1,678
                                               02/01/03
                      1,300,000     1,300,000  Service Corp. International, 6.3,                            1,354          1,354
                                               03/15/03                               ------------------------------------------

                                                                                                    0       3,032          3,032
                                                                                      ------------------------------------------

                                               Diversified Manufacturing--0.86%

                      1,300,000     1,300,000  Belo (A.H.) Corp., 6.875, 06/15/02                           1,359          1,359
                                                                                      ------------------------------------------

                                                                                                    0       1,359          1,359
                                                                                      ------------------------------------------

                                               Energy--1.62%

                      1,300,000     1,300,000  PSE&G Capital Corp. , 6.74, 10/23/01                         1,350          1,350
                      1,200,000     1,200,000  Williams Companies, Inc. , 6.125,                            1,224          1,224
                                               02/01/01                               ------------------------------------------

                                                                                                    0       2,574          2,574
                                                                                      ------------------------------------------

                                               Financial Services---10.49%

                      1,200,000     1,200,000  AON Corp., 7.4, 10/01/02                                     1,296          1,296

                      1,675,000     1,675,000  Associates Corp. of North America,                           1,740          1,740
                                               7.5, 04/15/02
                      1,300,000     1,300,000  Case Credit Corp., 6.125, 02/15/03                           1,347          1,347
                      1,500,000     1,500,000  Finova Capital Corp., 6.625, 09/15/01                        1,558          1,558
                      1,800,000     1,800,000  Ford Motor Credit Corp., 6.55,                               1,897          1,897
                                               09/10/02
                      2,000,000     2,000,000  General Motors Acceptance Corp. ,                            2,095          2,095
                                               6.875, 07/15/01
                      1,500,000     1,500,000  Hanson Overseas B.V., 7.375, 01/15/03                        1,609          1,609
                      1,300,000     1,300,000  Household Finance Corp. , 6.125,                             1,344          1,344
                                               07/15/12
                      2,200,000     2,200,000  Prudential Security Financial Corp. ,                        2,287          2,287
                                               6.506, 07/15/08
                      1,400,000     1,400,000  USG Corp., 9.25, 09/15/01                                    1,496          1,496
                                                                                      ------------------------------------------

                                                                                                    0      16,669         16,669
                                                                                      ------------------------------------------

                                               Food & Kindred Products--2.18%

                      1,550,000     1,550,000  James River Corp., 8.375, 11/15/01                           1,693          1,693
                      1,750,000     1,750,000  Nabisco, Inc., 6.125, 09/01/98                               1,776          1,776
                                                                                      ------------------------------------------

                                                                                                    0       3,469          3,469
                                                                                      ------------------------------------------

                                               Insurance--2.46%

                      2,700,000     2,700,000  Aetna Services, Inc. , 6.75, 08/15/01                        2,828          2,828
                      1,000,000     1,000,000  Hartford Life, Inc., 6.9, 06/15/04                           1,084          1,084
                                                                                      ------------------------------------------

                                                                                                    0       3,912          3,912
                                                                                      ------------------------------------------

                                               Retail Stores--1.68%

                      1,220,000     1,220,000  Federated Department Stores , 8.125,                         1,333          1,333
                                               10/15/02
                      1,300,000     1,300,000  Sears Roebuck Acceptance Corp., 6,                           1,339          1,339
                                               03/20/03                               ------------------------------------------

                                                                                                    0       2,672          2,672
                                                                                      ------------------------------------------

                                               Utilities--1.69%

                      1,400,000     1,400,000  Consumers Energy Co., Series 144A,                           1,456          1,456
                                               6.2, 05/01/03
                      1,200,000     1,200,000  KN Energy, Inc., 6.45, 03/01/03                              1,228          1,228
                                                                                      ------------------------------------------

                                                                                                    0       2,684          2,684
                                                                                      ------------------------------------------

                                               Total Corporate Bonds (Cost $47,722)                 0      47,765         47,765

                                               MEDIUM TERM NOTES--2.2%

                      2,000,000     2,000,000  Lehman Brothers Holdings, 6.9,                               2,037          2,037
                                               01/29/01
                      1,400,000     1,400,000  Worldcom Inc. , 6.4, 08/15/05                                1,477          1,477
                                                                                      ------------------------------------------

                                                                                                    0       3,514          3,514
                                                                                      ------------------------------------------

                                               U.S. TREASURY OBLIGATIONS---28.97%
                                               U.S. Treasury Strips--2.37%

                      2,250,000     2,250,000  U.S. Treasury Strips, 05/15/09                               1,359          1,359

                      2,000,000     2,000,000  U.S. Treasury Strips, 08/15/23                                 541            541

                      2,750,000     2,750,000  U.S. Treasury Strips, 05/15/07                               1,858          1,858
                                                                                      ------------------------------------------

                                                                                                    0       3,758          3,758
                                                                                      ------------------------------------------

                                               U.S. Treasury Notes---26.6%

                      5,700,000     5,700,000  U.S. Treasury Note, 7.75, 01/31/00                           5,935          5,935

                      1,000,000     1,000,000  U.S. Treasury Note, 6.625, 06/30/01                          1,057          1,057

                      6,000,000     6,000,000  U.S. Treasury Note, 6.25, 10/31/01                           6,315          6,315

                     15,150,000    15,150,000  U.S. Treasury Note, 5.75, 08/15/03                          16,070         16,070

                      9,000,000     9,000,000  U.S. Treasury Note, 5.5, 12/31/00                            9,209          9,209

                      3,150,000     3,150,000  U.S. Treasury Note, 7, 07/15/06                              3,667          3,667
                                                                                      ------------------------------------------

                                                                                                    0      42,253         42,253
                                                                                      ------------------------------------------

                                               Total U.S. Treasury Obligations (Cost
                                               $44,904)                                             0      46,011         46,011

                                               U.S. GOVERNMENT AGENCY
                                               OBLIGATIONS---9.6%
                                               FannieMae 30 Year Fixed Obligation
                     13,200,000    13,200,000  (TBA), 7, 04/01/00                                          13,569         13,569
                                               FannieMae, Pool Association, Pool
                      1,261,000     1,261,000  #345858, 6.259, 08/01/36                                     1,298          1,298
                                               Government National Mortgage
                         11,000        11,000  Association Pool #136688, 10, 09/15/15                          12             12

                                               Government National Mortgage
                        196,000       196,000  Association Pool #166744, 10, 07/15/16                         214            214
                                               Government National Mortgage
                         62,000        62,000  Association Pool #209480, 10, 07/15/17                          68             68
                                               Government National Mortgage
                         85,000        85,000  Association Pool #227082, 10, 08/15/17                          93             93
                                                                                      ------------------------------------------

                                                                                                    0      15,254         15,254
                                                                                      ------------------------------------------



                                               SHORT TERM INVESTMENTS---9.5%                                                  -

                      7,524,000     7,524,000  Temporary Investment Cash Fund                               7,524          7,524

                      7,524,000     7,524,000  Temporary Investment Fund                                    7,524          7,524
                                                                                      ------------------------------------------

                                                                                                    0      15,048         15,048
                                                                                      ------------------------------------------

                                               Total Investments---107.6%  (Cost
                                               $0,$167,432, $167,432 respectively)                  0     171,012        171,012

  Nations Master Investment Trust, Series I - Investment Grade Bond Portfolio / Master Investment Trust,
                                Series I - Investment Grade Bond Portfolio
                         Pro Forma Combining Statement of Net Assets (unaudited)
                                           September 30,1998


                                                       Nations         Pacific Horizons
                                                   Investment Grade    Investment Grade     Adjustments to Pro      Pro Forma
                                                    Bond Portfolio      Bond Portfolio            Forma              Combined
                                                      (in 000's)          (in 000's)           (in 000's)           (in 000's)

                                                          $                    $                 $                       $
Total Investments                                         -                171,012               -                   171,012
Other Assets and Liabilities:

Other assets and liabilities, net                         -                (12,140)              -                   (12,140)

Total Other Assets and Liabilities                        -                (12,140)              -                   (12,140)

Net Assets                                                -                158,872               -                   158,872
                                                       =========================================================================

Net Assets by Class:

                                                          $                    $                 $                       $
World Horizon Class                                       -                 55,258               -                    55,258

                                                          $                    $                 $                       $
Pacific Horizon Class                                     -                103,614               -                   103,614

                                                          $                    $                 $                       $
                                                          -                158,872               -                   158,872

Shares Outstanding by Class:

World Horizon Class                                       -                 4,097                -                    4,097

Pacific Horizon Class                                     -                 7,686                -                    7,686

                                                          -                11,783                -                   11,783

Net Asset Value per Share by Class:

                                                          $                                                              $
World Horizon Class                                       -            $     13.49         $     -                    13.49

                                                          $                                                              $
Pacific Horizon Class                                     -            $     13.48         $     -                    13.48

See Notes to Pro Forma Financial Statements

  Nations Master Investment Trust, Series I - Investment Grade Bond Portfolio / Master Investment
                    Trust, Series I - Investment Grade Bond Portfolio
                 Pro Forma Combining Statement of Operations (unaudited)
                                    September 30,1998


                                                       Nations         Pacific Horizons
                                                   Investment Grade    Investment Grade     Adjustments to Pro      Pro Forma
                                                    Bond Portfolio      Bond Portfolio            Forma              Combined
                                                      (in 000's)          (in 000's)        (in 000's)              (in 000's)
INVESTMENT INCOME:

Investment Income:
Interest                                                  $0                $8,017             $0                   $8,017

Dividends                                                  -                    -               -                       -

                                                           -                 8,017              -                    8,017

EXPENSES:

Investment Advisory                                        -                   388             156(a)                  544

Administration                                             -                   68                                      68

Transfer Agent                                             -                    -                                       -

Custodian                                                  -                   18             (8)                      10

Legal and Audit Fees                                       -                   25             (5)                      20

Registration & Filing                                      -                    -                                       -

Trustees' Fees                                             -                   16             (5)                      11

Interest Expense                                           -                    -                                       -

Other expenses                                             -                   122           (60)                      62

Subtotal                                                   -                   637             78                      715


Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor                  -                  (196)            196                      -

Total Expenses                                             -                   441             274                     715


NET INVESTMENT INCOME                                      -                 7,576          (274)                    7,302

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain/(loss) on investments                    -                 1,634              -                    1,634
Net change in unrealized appreciation/
(depreciation) of investments                              -                 2,790              -                    2,790

Net realized and unrealized gain/(loss) on investments     -                 4,424              -                    4,424

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                 $0               $12,000         ($274)                  $11,726

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

See Notes to Pro Forma Financial Statements

                 Nations Investment Grade Bond Master Portfolio
             Pacific Horizon Investment Grade Bond Master Portfolio
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of September 30, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 1998 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of October 1,1997. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Investment Grade Bond Master Portfolio in exchange for shares of Nations Investment Grade Bond Master Portfolio. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward under the new name of Nations Intermediate Bond Master Portfolio. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Intermediate Bond Master Portfolio at the time of the Reorganization at the combined level of average net assets for the twelve month period ended September 30, 1998.

          Nations Municipal Reserves / Pacific Horizons Tax Exempt Fund
             Pro Forma Combining Schedule of Investments (unaudited)
                                 October 31,1998

 Nations                                                                                 Nations        Pacifc
Municipal     Pacific Horizon                                                           Municipal    Horizon Tax     Pro Forma
Reserves         Tax Exempt                                                              Reserves   Exempt Market    Portfolio
   Par              Par         Pro Forma Par            Security Description          Market Value     Value          Value
                                                                                        (in 000's)    (in 000's)    (in 000's)

                                                Investment Companies - 0.2%
    1,650,000               0        1,650,000  AIM TAX EXEMPT                                1,650              0         1,650
      575,000               0          575,000  FEDERATED TAX EXEMPT MONEY MAR                  575              0           575
                                                                                       ------------------------------------------
                                                                                              2,225              0         2,225
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes - Alabama -
                                                1.19%
    6,100,000               0        6,100,000  AL HFA SER A FRN 3.1% 03/01/201 5             6,100              0         6,100
                                                ARAB ALA INDL DEV BRD FRN 3.35%
      680,000               0          680,000  6/01/02                                         680              0           680
    1,600,000               0        1,600,000  FOLEY AL IDB FRN 3.25% 12/01/00               1,600              0         1,600
                                                NORTH ALA ENVI IMPT AUTH FRN 3.65%
    1,000,000               0        1,000,000  12/01/00                                      1,000              0         1,000
                                                PHENIX CITY ALA IND DEV FRN 3.75%
    2,470,000               0        2,470,000  6/01/28                                       2,470              0         2,470
                                                PHENIX CNTY AL INDL DEV BOARD 3.70%
    1,350,000               0        1,350,000  12/01/15                                      1,350              0         1,350
                                                                                       ------------------------------------------
                                                                                             13,200              0        13,200
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Alaska - 0.9% ALASKA ST HSG
                                                FIN CORP 12/01/19
            0       9,995,000        9,995,000  *144A*                                            0          9,995         9,995
                                                                                       ------------------------------------------
                                                                                                  0          9,995         9,995
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Arizona - 1.49%
            0       2,200,000        2,200,000  APACHE CNTY ARIZ INDL DEV AUTH INDL               0          2,200         2,200
                                                DEV REV
    7,700,000       1,000,000        8,700,000  APACHE CNTY AZ IDA INDL DEV RE 3.15%          7,700          1,000         8,700
                                                12/15/18
    3,250,000               0        3,250,000  ARIZONA EDL LN MARKETING CORP 6.55%           3,279              0         3,279
                                                3/01/99
    1,300,000               0        1,300,000  MARICOPA CNTY ARIZ PLLTN CTL 3.7%             1,300              0         1,300
                                                5/01/29
    1,000,000               0        1,000,000  PINAL CNTY AZ IDA PCR FRN 3.1%                1,000              0         1,000
                                                12/01/11                               ------------------------------------------
                                                                                             13,279          3,200        16,479
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Arkansas - 0.31%
            0       3,400,000        3,400,000  ARKANSAS ST DEVL FIN AUTH 3.70%                   0          3,400         3,400
                                                07/01/30                               ------------------------------------------
                                                                                                  0          3,400         3,400
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                California - 1.98%

    2,500,000               0        2,500,000  CA HIGH ED LOAN 3.65% 4/01/00                 2,500              0         2,500
      400,000               0          400,000  LOS ANGELES CA AIRPORT 3.65% 12/01/25           400              0           400
            0       1,700,000        1,700,000  ONTARIO CALIF INDL DEV AUTH 4/1/15                0          1,700         1,700
            0      14,700,000       14,700,000  ORANGE COUNTY IRVINE COAST ASSESMENT              0         14,700        14,700
                                                VRN 9/2/18
    1,500,000               0        1,500,000  REGIONALS ARPTS IMPT CA FRN 3.75%             1,500              0         1,500
                                                12/01/25
    1,200,000               0        1,200,000  SAN DIEGO CA IDB FRN 2.9% 10/01/07            1,200              0         1,200
                                                                                       ------------------------------------------
                                                                                              5,600         16,400        22,000
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Colorado - 2.04%

    1,485,000               0        1,485,000  CO HLTH FACS AUTH REV FRN 3.15%               1,485              0         1,485
                                                12/01/04
    3,070,000               0        3,070,000  COLORADO POST2ND EDL FACS AUTH 3.15%          3,070              0         3,070
                                                6/01/11
    3,600,000               0        3,600,000  COLORADO STDT OBLG AUTH VRN 3.05%             3,600              0         3,600
                                                8/01/00
    2,000,000               0        2,000,000  COLORADO STUDENT OBLIG BD FRN 3.15%           2,000              0         2,000
                                                7/01/20
    4,985,000               0        4,985,000  DENVER COLO CITY CNYT MULTI 3.35%             4,985              0         4,985
                                                10/15/08
    1,035,000               0        1,035,000  LARIMAR CNTY CO INDL DEV REV F 3.15%          1,035              0         1,035
                                                6/01/10
    3,000,000               0        3,000,000  MOFFAT CNTY CO POLLUTN CTL FRN 3.2%           3,000              0         3,000
                                                7/01/10
    3,500,000               0        3,500,000  PITKIN CNTY CO IDR SER A 3.7% 4/01/16         3,500              0         3,500
                                                                                       ------------------------------------------
                                                                                             22,675              0        22,675
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes - Dc - 3.89%

            0       4,700,000        4,700,000  DISTRICT COLUMBIA                                 0          4,700         4,700
            0      13,300,000       13,300,000  DISTRICT COLUMBIA VRN 10/1/07                     0         13,300        13,300
            0      18,800,000       18,800,000  DISTRICT COLUMBIA VRN 10/1/07                     0         18,800        18,800
            0       4,100,000        4,100,000  DISTRICT COLUMBIA VRN 10/1/07                     0          4,100         4,100
            0       2,200,000        2,200,000  DISTRICT OF COLUMBIA VAR-REF-A-4                  0          2,200         2,200
                                                                                       ------------------------------------------
                                                                                                  0         43,100        43,100
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Florida - 7.40%

    2,775,000                0        2,775,000 BREVARD CNTY FLA HSG FIN AUTH 3.2%            2,775              0         2,775
                                                12/01/10
            0       10,395,000       10,395,000 FLORIDA BRD OF EDUCATION 3.65%                    0         10,395        10,395
                                                06/01/23 *144A*
    1,700,000                0        1,700,000 FLORIDA HSG FIN AGY MULTI FAM 3.25%           1,700              0         1,700
                                                6/01/07
    1,845,000                0        1,845,000 FORT WALTON BEACH FLA INDL DEV 3.4%           1,845              0         1,845
                                                10/01/11
    7,000,000                0        7,000,000 INDIAN RIVER CNTY FL HOSP FRN 3.2%            7,000              0         7,000
                                                10/01/15
            0        5,000,000        5,000,000 JACKSONVILLE, FL PCR (FL PWR & LGHT)              0          5,000         5,000
                                                3.30% 11/9/98
      800,000                0          800,000 ORANGE COUNTY FL HFA FRN 3.1% 3/01/18           800              0           800
    5,500,000                0        5,500,000 PALM BEACH CO FL 3.05% 5/01/25                5,500              0         5,500
            0        5,300,000        5,300,000 PINELLAS COUNTY, FL HOUSING VRN                   0          5,300         5,300
                                                06/15/25
            0        2,500,000        2,500,000 SARASOTA CO PUBLIC HOSP 93A 3.65%                 0          2,500         2,500
                                                12/10/98
                                                SARASOTA CO, FL PUB HSP DIST
            0        4,000,000        4,000,000 (SARASOTA HSP PRJ)                                0          4,000         4,000
                                                SARASOTA CO, FL PUBLIC HOSP DIST
            0       10,000,000       10,000,000 SERIES 91                                         0         10,000        10,000
                                                SARASOTA CO,FL PUB HSP DIST(SARASOTA
            0        5,000,000        5,000,000 HSP PRJ)                                          0          5,000         5,000
                                                SUNSHINE ST GON'T FIN COMMISSION REV
            0       10,000,000       10,000,000 BNDS SER86                                        0         10,000        10,000
                                                SUNSHINE ST GOV'T FIN COMMISSION REV
            0       10,000,000       10,000,000 BNDS SER 1986                                     0         10,000        10,000
                                                                                       ------------------------------------------
                                                                                             19,620         62,195        81,815
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Georgia - 4.86%

    3,000,000                0        3,000,000 BURKE CNTY GA DEV AUTH POLLUTN 3.7%           3,000              0         3,000
                                                4/01/25
    2,200,000                0        2,200,000 BURKE CNTY GA DEV AUTH POLLUTN 3.7%           2,200              0         2,200
                                                9/01/25
    1,140,000                0        1,140,000 CLAYTON CNTY GA HSG AUTH FRN 3.15%            1,140              0         1,140
                                                1/01/21
    3,945,000                0        3,945,000 CLAYTON CNTY GA MULTIFAMILY FR 3.15%          3,945              0         3,945
                                                1/01/21
    2,000,000                0        2,000,000 COBB CNTY GA DEV AUTH REV FRN 3.15%           2,000              0         2,000
                                                8/01/08
    1,900,000                0        1,900,000 COBB CNTY GA RES CARE FACS 3.15%              1,900              0         1,900
                                                8/01/15
    3,585,000                0        3,585,000 COLUMBIA CNTY GA RES ELDERLY A 3.15%          3,585              0         3,585
                                                1/01/21
    1,400,000                0        1,400,000 DE KALB CNTY GA HSG AUTH MULTI 3.30%          1,400              0         1,400
                                                12/01/20
    3,500,000                0        3,500,000 FULTON CNTY GA 3.15% 12/01/10                 3,500              0         3,500

    3,500,000                0        3,500,000 FULTON CNTY GA 3.15% 7/01/14                  3,500              0         3,500
                                                FULTON CNTY GA DEV AUTH REV 3.15%
    3,000,000                0        3,000,000 4/01/17                                       3,000              0         3,000
            0       15,000,000       15,000,000 GAINESVILLE GA REDEVL VRN 01/01/23                0         15,000        15,000
    1,150,000                0        1,150,000 MEAG S'94D # 1  FRN 3.25% 1/01/22             1,150              0         1,150
            0        1,500,000        1,500,000 MUNICIPAL ELEC AUTH GA VRN 06/01/20               0          1,500         1,500
    7,000,000                0        7,000,000 SMYRNA GA SG AUTH FRN 3.15% 6/01/25           7,000              0         7,000
                                                                                       ------------------------------------------
                                                                                             37,320         16,500        53,820
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes - Hawaii -
                                                1.35%
            0       14,990,000       14,990,000 HAWAII ST 04/01/09                                0         14,990        14,990
                                                                                       ------------------------------------------
                                                                                                  0         14,990        14,990
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes - Idaho -
                                                1.78%
            0        2,500,000        2,500,000 IDAHO HEALTH FACILITY 5/1/22                      0          2,500         2,500
                                                IDAHO ST TAX ANTIC NOTES 4.50%
            0       15,000,000       15,000,000 06/30/99                                          0         15,086        15,086
                                                POWER CNTY IDAHO POLLUTN CTL R 3.75%
    2,200,000                0        2,200,000 12/01/10                                      2,200              0         2,200
                                                                                       ------------------------------------------
                                                                                              2,200         17,586        19,786
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Illinois - 9.44%

    2,000,000                0        2,000,000 CHICAGO IL O'HARE INTL ARPT FR 3.70%          2,000              0         2,000
                                                12/01/17
            0        1,135,000        1,135,000 CHICAGO ILL INDL DEV REV 12/01/16                 0          1,135         1,135
            0        8,000,000        8,000,000 CHICAGO ILL PK DIST 4.30% 09/17/99                0       8,050.60      8,050.60
            0       12,500,000       12,500,000 CHICAGO ILL TENDER NTS- SER C 10/31/99            0         12,500        12,500
            0        6,800,000        6,800,000 CHICAGO ILL VAR-EQUIP NTS 3.8%                    0          6,800         6,800
                                                01/01/06
    1,050,000                0        1,050,000 CHICAGO O'HARE AIRPORT FRN 3.7%               1,050              0         1,050
                                                12/01/17
            0        4,450,000        4,450,000 ELMHURST ILLINOIS FRN HOSP REV: JOINT             0          4,450         4,450
                                                COMM HLTH
    1,700,000                0        1,700,000 IL DEV FIN AUTH INDL FRN 3.35% 5/01/15        1,700              0         1,700
    2,000,000                0        2,000,000 IL DEV FIN AUTH POLLUTN CTL 3.05%             2,000              0         2,000
                                                12/01/28
    2,000,000                0        2,000,000 IL DEV FIN AUTH REV 3.25% 9/01/18             2,000              0         2,000
      870,000                0          870,000 IL DFA IDR FRN 3.35% 6/01/12                    870              0           870
    1,400,000                0        1,400,000 IL EFA REVS FRN 3.15% 12/01/25                1,400              0         1,400
    3,600,000                0        3,600,000 ILL HLTH FACS FRN 3.7% 8/15/25                3,600              0         3,600


    2,000,000                0        2,000,000 ILLINOIS DEV FIN AUTH FRN 3.05%               2,000              0         2,000
                                                10/15/14
    2,300,000                0        2,300,000 ILLINOIS DEV FIN AUTH INDL FRN 3.35%          2,300              0         2,300
                                                5/01/09
            0        6,400,000        6,400,000 ILLINOIS EDL FACS AUTH REVS 3.60%                 0          6,400         6,400
                                                12/01/25
            0        1,755,000        1,755,000 ILLINOIS HEALTH FACILITIES AUTHORITY              0          1,755         1,755
                                                11/1/20
            0        5,800,000        5,800,000 ILLINOIS HEALTH FACILITY AUTH                     0          5,800         5,800
                                                RESURRECTION 5/1/11
            0       26,200,000       26,200,000 ILLINOIS HEALTH FACS AUTH REV 01/01/28            0         26,200        26,200
            0        9,000,000        9,000,000 ILLINOIS HEALTH FACS AUTH REV ADJ SER             0          9,000         9,000
                                                A V/R
    1,975,000                0        1,975,000 LOMBARD IL (CLOVER CREEKAPTS) 4%              1,975              0         1,975
                                                12/15/06
                                                LOMBARD VILLAGE IL IPR FRN 3.45%
    1,500,000                0        1,500,000 10/01/13                                      1,500              0         1,500
                                                                                       ------------------------------------------
                                                                                             22,395         82,090       104,485
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Indiana - 1.69%

      760,000                0          760,000 AUBURN IND ECON DEV REV FRN DU 3.3%             760              0           760
                                                9/01/00
            0        2,895,000        2,895,000 INDIANA HEALTH FAC FING AUTH 4.25%                0          2,896         2,896
                                                12/01/98
    2,085,000                0        2,085,000 INDIANA HLTH FINANCE AUTH 3.25%               2,085              0         2,085
                                                12/01/16
    2,700,000                0        2,700,000 INDIANAPOLIS IN ECON DEV (EDGC 3.1%           2,700              0         2,700
                                                12/01/08
            0        8,000,000        8,000,000 JASPER CO, IN PCR (NORTHERN IN PUB                0          8,000         8,000
                                                SVC) SER A
      770,000                0          770,000 KENDALLVILLE IN MC CRAY FRN 3.25%               770              0           770
                                                1/01/04
    1,200,000                0        1,200,000 PRINCETON IND POLLTN CTL REV 3.75%            1,200              0         1,200
                                                3/01/19
      265,000                0          265,000 ROCKPORT IND POLLUTION CTL REV 3.75%            265              0           265
                                                7/01/25
                                                                                       ------------------------------------------
                                                                                              7,780         10,896        18,676
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes - Iowa -
                                                0.42%
            0        4,700,000        4,700,000 IOWA HIGHER ED LN AUTH REV 12/1/15 FRN            0          4,700         4,700
                                                                                       ------------------------------------------
                                                                                                  0          4,700         4,700
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Kentucky - 2.30%

    1,440,000                0        1,440,000 JEFFERSON CNTY KY BLDGS REV NO 3.15%          1,440              0         1,440
                                                6/01/11
    1,160,000                0        1,160,000 JEFFERSON CNTY KY HOSP FRN 3.55%              1,160              0         1,160
                                                12/01/14
    1,700,000                0        1,700,000 JEFFERSONTOWN KY INDL BLDG REV 3.3%           1,700              0         1,700
                                                4/01/20
            0        6,000,000        6,000,000 KENTUCKY ASSET/LIABILITY COMMN GEN 4%             0          6,025         6,025
                                                06/25/99


            0       15,000,000       15,000,000 KENTUCKY ASSET/LIABILTY COMM TRANS                0         15,087        15,087
                                                4.50% 06/25/99                         ------------------------------------------
                                                                                              4,300         21,112        25,412
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Louisiana - 7.33%

    8,000,000        5,500,000       13,500,000 ASCENSION PARISH LA PCR FRN DU 3.15%          8,000          5,500        13,500
                                                12/01/09
    7,400,000                0        7,400,000 ASCENSION PARISH LA PLLTN REV 3.7%            7,400              0         7,400
                                                9/01/23
    1,300,000                0        1,300,000 LA ST OFFSHORE TERM AUTH DEEPW 3.7%           1,300              0         1,300
                                                9/01/08
    2,300,000                0        2,300,000 LAKE CHARLES LA HBR & TERM FRN 3.25%          2,300              0         2,300
                                                8/01/07
            0       11,600,000       11,600,000 LOUISIANA GENERAL OBLIGATION T/E                  0         11,600        11,600
                                                94-13-02   *144A*
            0        9,900,000        9,900,000 LOUISIANA PUB FACS AUTH HOSP VRN                  0          9,900         9,900
                                                09/01/27
            0        5,400,000        5,400,000 LOUISIANA PUBLIC FACS AUTH VRN                    0          5,400         5,400
                                                09/01/25
            0       10,500,000       10,500,000 PLAQUEMINES LA PORT HBR & TERM DIST               0         10,500        10,500
                                                PORT FACS REV
            0        9,500,000        9,500,000 PLAQUEMINES LA PORT HBR & TERM DIST               0          9,504         9,504
                                                VRN 9/1/08
    4,500,000                0        4,500,000 SOUTH LA PORT COMM MARINE FRN 3.0%            4,500              0         4,500
                                                7/01/21

            0        5,050,000        5,050,000 WEST BATON ROUGE, LA IDA (DOW                     0          5,050         5,050
                                                CHEMICAL)                              ------------------------------------------
                                                                                             23,500         57,454        80,954
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Maine - 0.18%

            0        1,985,000        1,985,000 MAINE HEALTH & HIGHER EDL FACS AUTH               0          1,985         1,985
                                                REV 12/01/25                           ------------------------------------------
                                                                                                  0          1,985         1,985
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Maryland - 1.37%

   15,000,000                0       15,000,000 BALTIMORE MD INDL DEV AUTH 3.10%             15,000              0        15,000
                                                8/01/16
      170,000                0          170,000 MONTGOMERY CNTY MD IDR FRN 3.65%                170              0           170
                                                4/01/14                                ------------------------------------------
                                                                                             15,170              0        15,170
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Massachusetts - 3.17%
            0       35,000,000       35,000,000 MASSACHUETTS ST VAR-REF-SER B 9/01/16             0         35,000        35,000
                                                                                       ------------------------------------------
                                                                                                  0         35,000        35,000
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Michigan - 0.84%


    1,000,000                0        1,000,000 DELTA CO MI                                   1,000              0         1,000
                                                EDL MUNI BOND 3.7%
                                                12/01/13
            0        6,500,000        6,500,000 MICHIGAN MUN BD AUTH REV 4.25%                    0          6,534         6,534
                                                08/27/99
    1,800,000                0        1,800,000 UNIVERSITY OF MICH MED SVC PLA 3.75%          1,800              0         1,800
                                                12/01/27                               ------------------------------------------
                                                                                              2,800          6,534         9,334
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Minnesota - 0.22%
    2,410,000                0        2,410,000 MINNEAPOLIS MINN AMT REV FRN                  2,410              0         2,410
                                                3.15%  11/01/16                        ------------------------------------------
                                                                                              2,410              0         2,410
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Mississippi - 0.23%

    2,500,000                0        2,500,000 FLOWOOD MISS INDL DEV REV FRN 3.3%            2,500              0         2,500
                                                11/01/01                               ------------------------------------------
                                                                                              2,500              0         2,500
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Missouri - 1.43%

            0        5,500,000        5,500,000 MISSOURI HIGHER ED LN AUTH STUDENT                0          5,500         5,500
                                                VAR 06/01/20

    1,800,000                0        1,800,000 MISSOURI HLTH & ED WA U SER FR 3.15%          1,800              0         1,800
                                                9/01/10
            0        1,800,000        1,800,000 MISSOURI ST HEALTH & EDL FACS AUTH                0          1,800         1,800
                                                REV 05/15/38
    6,700,000                0        6,700,000 MO ST HLTH & EDL FACS FRN 3.1% 6/01/14        6,700              0         6,700
                                                                                       ------------------------------------------
                                                                                              8,500          7,300        15,800
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Nebraska - 0.2%

    2,250,000                0        2,250,000 DOUGLAS CNTY NEB SCH DIST 4.25%               2,251              0         2,251
                                                1/15/99                                ------------------------------------------
                                                                                              2,251              0         2,251
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Nevada - 0.32%
      300,000                0          300,000 GRAND FORKS ND HLTH CARE FACS 3.65%             300              0           300
                                                12/01/25
    3,250,000                0        3,250,000 GRAND FORKS ND HOSP FACS REV 3.65%            3,250              0         3,250
                                                12/01/16                               ------------------------------------------
                                                                                              3,550              0         3,550
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                New Jersey - 0.45%


    5,000,000                0        5,000,000 NEW JERSEY ST HWY AUTH GARDEN                 5,000              0         5,000
                                                3.36%                                  ------------------------------------------
                                                6/01/17                                       5,000              0         5,000
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                New Mexico - 0.53%
    5,900,000                0        5,900,000 DONA ANA CNTY NM FRN 3.1%  11/01/13           5,900              0         5,900
                                                                                       ------------------------------------------
                                                                                              5,900              0         5,900
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                New York - 1.58%
            0       11,500,000       11,500,000 NEW YORK LOCAL GOVERNMENT EAGLES                  0         11,500        11,500
                                                04/01/17 *144A*
            0        6,000,000        6,000,000 NEW YORK MTA 1993C VRDCS                          0          6,000         6,000
                                                10/31/07      *144A*                   ------------------------------------------
                                                                                                  0         17,500        17,500
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                North Carolina - 3.64%


            0        1,300,000        1,300,000 NORTH CAROLINA MED CARE                           0          1,300         1,300
                                                COMM HOSP REV
                                                VRN 09/01/02
            0       10,000,000       10,000,000 NORTH CAROLINA MEDICAL CARE VRN                   0         10,000        10,000
                                                11/15/09
            0        6,500,000        6,500,000 NORTH CAROLINA MUNI POWER AGENCY                  0          6,500         6,500
                                                (CATAWBA PROJ)
            0        6,200,000        6,200,000 NORTH CAROLINA MUNI POWER AGENCY                  0          6,200         6,200
                                                (CATAWBA PROJ)#1
            0       10,000,000       10,000,000 NORTH CAROLINA MUNICIPAL POWER AGENCY             0         10,000        10,000
                                                CATAWABA
            0        6,200,000        6,200,000 WAKE COUNTY N C INDL FACS & PCR VRN               0          6,200         6,200
                                                09/01/15                               ------------------------------------------
                                                                                                  0         40,200        40,200
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Ohio - 3.30%
      960,000                0          960,000 CENTERVILLE OH HLTH FRN 3.15% 11/01/13          960              0           960
    5,000,000                0        5,000,000 CLINTON CNTY OH ARPT  3.15% 6/01/11           5,000              0         5,000
      895,000                0          895,000 CUYHOGA CNTY OH IDR FRN 3.25% 5/04/11           895              0           895
    1,000,000                0        1,000,000 GREENE CNTY OH IDR FRN 3.4% 9/01/16           1,000              0         1,000


    2,060,000                0        2,060,000 LUCAS CNTY OHIO INDL DEV REV F 3.3%           2,060              0         2,060
                                                7/01/09
   10,000,000                0       10,000,000 LUCAS CO OH TOLEDO ZOO 3.25% 10/01/05        10,000              0        10,000
    2,279,000                0        2,279,000 OHIO FINANCING AGY HSG FRN 3.5%               2,279              0         2,279
                                                12/01/15
    1,300,000                0        1,300,000 OHIO ST AIR QUALITY DEV AUTH F 3.7%           1,300              0         1,300
                                                12/01/15
    2,300,000                0        2,300,000 OHIO ST AIR QUALITY DEV FRN AU 3.7%           2,300              0         2,300
                                                12/01/15
    1,210,000                0        1,210,000 OHIO ST POLLUTION CTL REV 3.7% 5/01/22        1,210              0         1,210

            0        2,000,000        2,000,000 OHIO STATE WTR DEV AUTH SOLID WASTE               0          2,000         2,000
                                                DISP REV
    5,000,000                0        5,000,000 OTTAWA CO  OHIO BANS 4% 8/06/99               5,011              0         5,011
    1,350,000                0        1,350,000 SUMMIT CO OH IDR FRN 3.25% 2/01/07            1,350              0         1,350



    1,065,000                0        1,065,000 TOLEDO-LUCAS CNTY OHIO PORT FR 3.35%          1,065              0         1,065
                                                12/01/21                               ------------------------------------------
                                                                                             34,430          2,000        36,430
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Oklahoma - 1.71%
            0       18,925,000       18,925,000 OKLAHOMA ST                                       0         18,925        18,925
                                                WTR RES BRD ST LN 3.50%                ------------------------------------------
                                                09/01/24                                          0         18,925        18,925
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Oregon - 1.87%

            0       10,000,000       10,000,000 MEDFORD OREGON HOSP FACS AUTH VRN                 0         10,000        10,000
                                                05/15/27
    4,595,000                0        4,595,000 OREGON ST HSG & CMNTY SVCS DEP 3.85%          4,595              0         4,595
                                                12/03/98
    4,100,000                0        4,100,000 PORT OF PORTLAND OR HORIZON 3.75%             4,100              0         4,100
                                                6/15/27

    2,000,000                0        2,000,000 PORT PORTLAND (SCHNITZER STEEL 3.2%           2,000              0         2,000
                                                11/01/07                               ------------------------------------------
                                                                                             10,695         10,000        20,695
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Pennsylvania - 10.63%

            0        8,225,000        8,225,000 ALLEGHANY CO. PA INDUSTRIAL REVENUE               0          8,225         8,225
                                                9/1/11
            0        3,700,000        3,700,000 ALLEGHENY CNTY PA INDL DEV 09/01/11               0          3,700         3,700
    3,900,000                0        3,900,000 DELAWARE CNTY INDL DEV POLLUTN 3.7%           3,900              0         3,900
                                                12/01/09

    1,000,000                0        1,000,000 DELAWARE CNTY INDL DEV POLLUTN 3.7%           1,000              0         1,000
                                                10/01/19
    3,100,000                0        3,100,000 ELK CNTY PA INDL DEV AUTH REV 3.3%            3,100              0         3,100
            0        4,600,000        4,600,000 3/01/09                                           0          4,600         4,600
                                                EMMAUS PA GEN AUTH REV 03/01/24
    2,100,000                0        2,100,000 PHILADELPHIA PA AUTH DEV FRN 3.7%             2,100              0         2,100
                                                7/01/25
            0       13,250,000       13,250,000 PHILADELPHIA PA TRANS 4.25% 06/30/99              0         13,302        13,302
            0       20,600,000       20,600,000 QUAKERTOWN PA GEN AUTH REV 7/1/26                 0         20,600        20,600
            0       46,600,000       46,600,000 QUAKERTOWN PA HOSP AUTH VRN 07/01/05              0         46,600        46,600
            0        7,300,000        7,300,000 SCHUYLKILL CNTY PA IDA VRN 12/01/22               0          7,300         7,300
    1,240,000                0        1,240,000 SCHUYLKILL CNTY PA INDL DEV FR 3.15%          1,240              0         1,240
                                                2/01/12
    1,760,000                0        1,760,000 SCHUYLKILL CNTY PA INDL DEV FR 3.3%           1,760              0         1,760

                                                2/01/12                                ------------------------------------------
                                                                                             13,100        104,327       117,427
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                South Carolina - 1.07%
    4,000,000                0        4,000,000 ANDERSON CNTY SC INDL REV                     4,000              0         4,000
                                                3.25% 11/01/12
    1,000,000                0        1,000,000 CHEROKEE CNTY SC FRN 3.5% 11/01/04            1,000              0         1,000
    3,100,000                0        3,100,000 SC JOBS EDA HFA FRN 3.15% 10/01/19            3,100              0         3,100
    1,300,000                0        1,300,000 SOUTH CAROLINA JOB DEV AUTH FR 3.25%          1,300              0         1,300
                                                12/01/01
    1,800,000                0        1,800,000 SOUTH CAROLINA JOBS FRN 3.15% 6/01/18         1,800              0         1,800
      700,000                0          700,000 YORK CNTY SC POLLTN CTL REV 3.2%                700              0           700
                                                9/15/14                                ------------------------------------------
                                                                                             11,900              0        11,900
                                                                                       ------------------------------------------


      730,000                0          730,000 Municipal Bonds And Notes -                     730              0           730
                                                South Dakota - 0.07%                   ------------------------------------------
                                                SOUTH DAKOTA ECON DEV FIN AUTH                  730              0           730
                                                3.5% 8/01/08                           ------------------------------------------


                                                Municipal Bonds and Notes -
                                                Tennessee - 3.18%

            0        8,500,000        8,500,000 BRISTOL,TN HEALTH & EDUCATION FAC 95A             0          8,500         8,500
                                                3/1/14*144A*
    2,000,000                0        2,000,000 DICKSON COUNTY TN 3.15% 11/01/12              2,000              0         2,000
    6,685,000                0        6,685,000 FRANKLIN CNTY TN HLTH & EDL 3.1%              6,685              0         6,685
                                                9/01/18
    1,265,000                0        1,265,000 JEFFERSON CTY TN IDB FRN 3.2% 11/01/24        1,265              0         1,265
            0        9,350,000        9,350,000 MET GOVT NASHVILLE VRN 11/15/26                   0          9,350         9,350
    5,600,000                0        5,600,000 METRO NASHVILLE ARPT AUTH FACS 3.65%          5,600              0         5,600
                                                10/01/12
    1,700,000                0        1,700,000 SPRINGFIELD TN INDL DEV BRD FR 3.35%          1,700              0         1,700
                                                11/15/09                               ------------------------------------------
                                                                                             17,250         17,850        35,100
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Texas - 8.80%

            0        1,500,000        1,500,000 ANGELINA NECHES RIVER AUTH TX 5/1/14              0          1,500         1,500
            0        9,250,000        9,250,000 BRAZOS RIVER HARBOR NAVIGATION DIST,              0          9,250         9,250
                                                TX
            0        6,700,000        6,700,000 GRAND PRAIRIE TEX HSG VRN 6/1/10                  0          6,700         6,700
            0        2,300,000        2,300,000 GRAPEVINE TEX INDL DEV CORP ARPT REV              0          2,300         2,300

      100,000                0          100,000 GRAPEVINE TEX INDL DEV CORP FR 3.65%            100              0           100
                                                12/01/24
      400,000                0          400,000 GRAPEVINE TEX INDL FRN 3.65% 12/01/24           400              0           400
    1,100,000                0        1,100,000 GRAPEVINE TEX INDL FRN 3.65% 12/01/24         1,100              0         1,100
    3,200,000          200,000        3,400,000 GUADALUPE BLANCO RIV AUTH TX F 3.75%          3,200            200         3,400
                                                11/01/15
            0          900,000          900,000 GULF COAST WASTE DISP AUTH TEX POLLU.             0            900           900
                                                VRN 10/1/17
            0        4,000,000        4,000,000 HARRIS CNTY TEXAS PCR VRN 04/01/27                0          4,000         4,000
    4,000,000                0        4,000,000 HARRIS CNTY TX FRN 3.7% 12/01/26              4,000              0         4,000
    2,900,000                0        2,900,000 HARRIS CNTY TX HEALTH FACS FRN 3.7%           2,900              0         2,900
                                                12/01/25
      900,000                0          900,000 LONE STAR TEX ARPT IMPT AUTH 3.65%              900              0           900
                                                12/01/14
      300,000                0          300,000 LONE STAR TEX ARPT IMPT AUTH 3.65%              300              0           300
                                                12/01/14
    1,100,000                0        1,100,000 LONE STAR TEX ARPT IMPT AUTH 3.65%            1,100              0         1,100
                                                12/01/14
      600,000                0          600,000 LONE STAR TX ARPT IMPT AUTH FR 3.65%            600              0           600
                                                12/01/14
      700,000                0          700,000 LONE STAR TX ARPT IMPT AUTH FR 3.65%            700              0           700
                                                12/01/14
      930,000                0          930,000 LONE STAR TX ARPT IMPT AUTH FR 3.65%            930              0           930
                                                12/01/14
    4,300,000                0        4,300,000 MC ALLEN TX HEALTH FRN 3.3% 12/01/24          4,303              0         4,303
            0        5,000,000        5,000,000 N CENTRAL TX HLTH FAC (METH HOSP) SER             0          5,000         5,000
                                                91-A
    1,200,000                0        1,200,000 NUECES CNTY TX HLTH FACS DEV C 3.2%           1,200              0         1,200
                                                7/01/15
            0       16,600,000       16,600,000 NUECES RIVER AUTH TEXAS VRN 03/01/27              0         16,600        16,600
                                                *144A*
    4,000,000                0        4,000,000 SABINE RIVER AUTH TX POLLUTN F 3.75%          4,000              0         4,000
                                                3/01/26
    5,000,000                0        5,000,000 TEXAS MUN GAS CORP FRN 3.05% 1/15/23          5,000              0         5,000
            0       15,000,000       15,000,000 TEXAS ST 4.50% 08/31/99                           0         15,146        15,146
    1,000,000                0        1,000,000 TRINITY RIVER TX IDA FRN 3.225%               1,000              0         1,000
                                                11/01/14


    3,900,000                0        3,900,000 WEST SIDE CALHOUN CNTY FRN 3.7%               3,900              0         3,900
                                                12/01/15                               ------------------------------------------
                                                                                             35,633         61,596        97,229
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Utah - 1.82%

            0        6,000,000        6,000,000 EMERY CNTY UTAH PCR DAILY VRN 11/1/24             0          6,000         6,000
            0        9,900,000        9,900,000 INTERMOUNTAIN PWR AGY UT VRN                      0          9,900         9,900
                                                07/01/03  *144A*
            0        4,200,000        4,200,000 SALT LAKE CNTY UTAH POLLUTN CTL VRN               0          4,200         4,200

                                                2/1/08                                 ------------------------------------------
                                                                                                  0         20,100        20,100
                                                                                       ------------------------------------------

                                                Municipal Bonds and Notes -
                                                Vermont - 0.98%
            0        5,500,000        5,500,000 VERMONT ED & HLTH BLDG-MIDDLEBURY COL             0          5,500         5,500
                                                3.75 5/1/28
            0        3,575,000        3,575,000 VERMONT EDL & HLTH BLDGS FING AGY REV             0          3,575         3,575
                                                11/01/27
            0        1,800,000        1,800,000 VERMONT EDL & HLTH BLDGS FING AGY REV             0          1,800         1,800
                                                12/01/25                               ------------------------------------------
                                                                                                  0         10,875        10,875
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Virginia - 1.64%
    5,800,000                0        5,800,000 ALBEMARLE CNTY VA INDL DEV AUT 3.1%           5,800              0         5,800
                                                2/01/26
    7,125,000                0        7,125,000 MADISON CNTY VA INDL DEV 3.2% 6/01/13         7,125              0         7,125
    3,595,000                0        3,595,000 RICHMOND VA EQUIP NOTES 4.25% 5/15/99         3,603              0         3,603
    1,575,000                0        1,575,000 WINCHESTER VA INDL DEV AUTH FR 3.45%          1,575              0         1,575
                                                8/01/07                                ------------------------------------------
                                                                                             18,103              0        18,103
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Washington - 1.17%
      800,000                0          800,000 PORT SKAGIT CNTY WA IND DEV VA                  800              0           800
                                                3.4% 12/01/20
            0        1,000,000        1,000,000 WASHINGTON ST HSG FIN COMMN 01/01/10              0          1,000         1,000
                                                WASHINGTON ST PUB PWR SUPPLY SYS
            0        9,195,000        9,195,000 NUCLEAR *144A*                                    0          9,195         9,195

            0        2,000,000        2,000,000 WASHINGTON STATE HEALTH CARE FACS VRN             0          2,000         2,000
                                                1/1/23                                 ------------------------------------------
                                                                                                800         12,195        12,995
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                West Virginia - 0.14%
    1,600,000                0        1,600,000 OHIO CNTY WVA IDR FRN 3.85% 12/01/01          1,600              0         1,600
                                                                                       ------------------------------------------
                                                                                              1,600              0         1,600
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Wisconsin - 0.86%
    3,000,000                0        3,000,000 MENASHA WIS JT SCH DIST 3.15% 9/30/99         3,001              0         3,001
      940,000                0          940,000 MILWAUKEE WI IDR (MANDEL CO) F 3.5%             940              0           940
                                                4/01/07
    3,000,000                0        3,000,000 WATERTOWN WI UNIF SCH DIST 3.1%               3,001              0         3,001
                                                10/28/99
            0        2,500,000        2,500,000 WISCONSIN ST OPERATING NTS 4.50%                  0          2,515         2,515
                                                06/15/99                               ------------------------------------------
                                                                                              6,942          2,515         9,457
                                                                                       ------------------------------------------

                                                Municipal Bonds And Notes -
                                                Wyoming - 0.28%
    1,500,000                0        1,500,000 SUBLETTE CNTY WYO PLLTN CTL 3.8%              1,500              0         1,500
                                                7/01/17
            0        1,650,000        1,650,000 SUBLETTE CNTY WYO POLLUTION CTL REV               0          1,650         1,650
                                                VRN 11/01/2014                         ------------------------------------------
                                                                                              1,500          1,650         3,150
                                                                                       ------------------------------------------


                                                Total Investments- 100.43%  (Cost           374,858        734,170     1,109,028
                                                $374,858, $734,170, $1,109,028
                                                respectively)

          Nations Municipal Reserves / Pacific Horizons Tax Exempt Fund
             Pro Forma Combining Statement of Net Assets (unaudited)
                                 October 31,1998

                                               Nations       Pacific
                                              Municipal    Horizon Tax   Adjustments to Pro    Pro Forma
                                              Reserves     Exempt Fund          Forma           Combined
                                             (in 000's)     (in 000's)     (in 000's)          (in 000's)

                                                  $              $             $                    $
Total Investments                              374,858       734,170           -             1,109,028
Other Assets and Liabilities:

Other assets and liabilities, net                512         (5,294)           -                (4,782)

Total Other Assets and Liabilities               512         (5,294)           -                (4,782)

Net Assets                                   375,370        728,876             -            1,104,246
Net Assets by Class:

                                                  $              $             $                    $
Capital Class / Horizon (Primary)              117,664       338,926           -                456,590

Liquidity Class                                66,738           -              -                 66,738

Adviser Class / Horizon Service                49,969        191,122           -                241,091

Market Class                                   140,999          -              -                140,999

Investor Class / Pacific Horizon                  -          144,281           -                144,281

Daily / Class S & Class X                         -           54,547           -                 54,547

                                                  $              $             $                    $
                                               375,370       728,876           -               1,104,246

Shares Outstanding by Class:

Capital Class / Horizon (Primary)              117,665       339,076           -                456,741

Liquidity Class                                66,738           -              -                 66,738

Adviser Class / Horizon Service                49,969        191,151           -                241,120

Market Class                                   141,000          -              -                141,000

Investor Class / Pacific Horizon                  -          144,307           -                144,307

Daily / Class S & Class X                         -           54,547           -                 54,547

                                               375,372       729,081           -              1,104,453

Net Asset Value per Share by Class:

                                                  $                                                $
Capital Class / Horizon (Primary)               1.00           $     1.00      $      -           1.00

                                                  $                                                $
Liquidity Class                                 1.00            $      -       $      -           1.00

                                                  $                                                $
Adviser Class / Horizon Service                 1.00           $     1.00      $      -           1.00

                                                  $                                                $
Market Class                                    1.00            $      -       $      -           1.00

                                                  $                                                $
Investor Class / Pacific Horizon                  -            $     1.00      $      -           1.00

                                                  $                                                $
Daily / Class S & Class X                         -            $     1.00      $      -           1.00


See Notes to Pro Forma Financial Statements

          Nations Municipal Reserves / Pacific Horizons Tax Exempt Fund

             Pro Forma Combining Statement of Operations (unaudited)
               For the Twelve Month Period Ending October 31,1998


                                               Nations       Pacific
                                              Municipal    Horizon Tax   Adjustments to Pro    Pro Forma
                                              Reserves     Exempt Fund          Forma           Combined
                                             (in 000's)     (in 000's)     (in 000's)          (in 000's)
INVESTMENT INCOME:
Interest                                           $10,108        $25,946            $0              $36,054

Dividends                                              141             -              -                  141

Total Investment Income                             10,249         25,946             -               36,195
EXPENSES:

Investment Advisory                                    855            724           (65)(a)            1,514

Administration                                         285            724             - (a)            1,009

Transfer Agent                                         40             23             51 (b)              114

Custodian                                              26             88           (34) (b)               80

Legal and Audit Fees                                   11             64           (43) (b)               32

Registration & Filing                                  116            64              -                  180

Trustees' Fees                                          6             29           (20) (b)              15

Interest Expense                                       44              -              -                  44

Other expenses                                       (12)             172          (73) (b)              87

Subtotal                                             1,371          1,888         (184)                3,075

Shareholder Servicing and Distribution Fees

Liquidity Class                                        625             -                                 625

Adviser Class / Horizon Service                        100            482                                582

Market Class                                           542             -                                 542

Investor Class / Pacific Horizon                        -             448            42 (a)              480

Daily / Class S & Class X                               -             328         (131) (a)              197

Subtotal                                             1,267          1,258            89                2,436

Fees waived and/or reimbursed by investment

advisor, administrator and/or distributor         (1,445)          (147)             535(c)         (1,057)

Total Expenses                                       1,193          2,999            262               4,454


NET INVESTMENT INCOME                                9,056         22,947         (262)               31,741

NET REALIZED GAIN/(LOSS)

ON INVESTMENTS                                        (1)           (18)              -                (19)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $9,055        $22,929        ($262)              $31,722

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

See Notes to Pro Forma Financial Statements

                           Nations Municipal Reserves
                      Pacific Horizon Tax-Exempt Money Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)


1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of October 31, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of October 31, 1997 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at October 31, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizon Tax-Exempt Money Fund and the in exchange for shares of Nations Municipal Reserves Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Pacific Horizon Tax-Exempt Money Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Municipal Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1998.

                     Nations Treasury Reserves / Pacific Horizon Treasury Fund
                      Pro Forma Combining Schedule of Investments (unaudited)
                                          October 31,1998

                                                                                                  Nations      Pacific
                                                                                                  Treasury     Horizon
Nations Treasury  Pacific Horizon                                                                 Reserves    Treasury     Pro Forma
  Reserves Par      Treasury Par     Pro Forma Par         Security Description                    Market      Market        Market
                                                                                                   Value       Value         Value
                                                                                                 (in 000's)  (in 000's)   (in 000's)

                                                   INVESTMENT COMPANIES - 1.26%
  49,531,000                0         49,531,000 AIM TREASURY                                       49,531                    49,531
  22,050,000                0         22,050,000 DREYFUS TREASURY CASH MANAGEME                     22,050                    22,050
                                                                                               -------------------------------------
                                                                                                    71,581           0        71,581
                                                                                               -------------------------------------

                                                 REPURCHASE AGREEMENTS - 80.39%

 547,000,000                0        547,000,000 ABN-AMRO 5.4% 11/02/98                            547,000                   547,000
           0      275,000,000        275,000,000 BARCLAYS CAPITAL INC.,5.38%,11/2/98                           275,000       275,000
 105,000,000                0        105,000,000 BEAR STEARNS CO 5.6% 11/02/98                     105,000                   105,000
           0      400,000,000        400,000,000 CIBC OPPENHEIMER CORP., 5.38%,11/2/98                         400,000       400,000
           0      400,000,000        400,000,000 CREDIT SUISSE FIRST BOSTON CORP.                              400,000       400,000
                                                 5.45%,11/2/98
 277,113,000                0        277,113,000 CS FIRST BOSTON REVERSE REPO 11/02/98             277,113                   277,113
  90,000,000                0         90,000,000 DEUTSCHE BANK REPO 5.4% 11/02/98                   90,000                    90,000
  50,000,000                0         50,000,000 DRESDNER KLEINWORT 4.9% 11/02/98                   50,000                    50,000
  45,000,000                0         45,000,000 DRESDNER KLEINWORT 5.58% 11/02/98                  45,000                    45,000
 105,000,000                0        105,000,000 FIRST UNION CAPITAL 5.42% 11/02/98                105,000                   105,000
 100,000,000                0        100,000,000 GOLD SACHS TERM REPO 5.21% 11/02/98               100,000                   100,000
           0      400,000,000        400,000,000 GOLDMAN SACHS & CO.,5.38%,11/2/98                             400,000       400,000
 105,000,000                0        105,000,000 HSBC SECURITIES, INC. 5.42%, 11/02/98             105,000                   105,000
           0      400,000,000        400,000,000 HSBC SECURITIES INC.,5.42%,11/2/98                            400,000       400,000
           0      126,439,000        126,439,000 J.P. MORGAN SECURITIES, INC., 5.00%, 11/2/98                  126,439       126,439

 110,000,000                0        110,000,000 JP MORGAN SEC 4.83% 11/03/98                      110,000                   110,000
 170,000,000                0        170,000,000 LEHMAN BROTHERS INC 5.5% 11/02/98                 170,000                   170,000
           0      300,000,000        300,000,000 LEHMAN BROTHERS INC., 5.38%,11/2/98                           300,000       300,000
           0      300,000,000        300,000,000 MORGAN STANLEY & CO.INC., 5.38%, 11/2/98                      300,000       300,000
 105,000,000                0        105,000,000 MORGAN STANLEY DEAN 5.56% 11/02/98                105,000                   105,000
           0       14,052,000         14,052,000 THE BANK OF NEW YORK, 5.20%, 11/2/98                           14,052        14,052
           0       10,000,000         10,000,000 THE BANK OF NEW YORK, 5.40%, 11/2/98                           10,000        10,000

 105,000,000                0        105,000,000 WESTDEUTLANDESBANK 5.6% 11/02/98                  105,000                   105,000
                                                                                               -------------------------------------
                                                                                                 1,914,113   2,625,491     4,539,604
                                                                                               -------------------------------------

                                                 TIME DEPOSITS- EURO - .55%
  30,152,000                0         30,152,000 BANK OF NEW YORK CAYMAN ISLAND 4.75% 11/02/98      30,152                    30,152
                                                                                               -------------------------------------
                                                                                                    30,152                    30,152
                                                                                               -------------------------------------

                                                 U.S. TREASURY NOTES--22.77%

 100,000,000       75,000,000        175,000,000 U.S. TREASURY NOTE 6.25% 5/31/99                  100,926      75,717       176,643
  30,000,000                0         30,000,000 U.S. TREASURY NOTE 6% 6/30/99                      30,089                    30,089
  75,000,000       25,000,000        100,000,000 US TREASURY NOTE 6.375% 4/30/99                    75,443      25,099       100,542
  45,000,000      150,000,000        195,000,000 US TREASURY NOTE 5.875% 1/31/99                    45,043     150,103       195,146
  65,000,000                0         65,000,000 US TREASURY NOTE 5.875% 7/31/99                    65,382                    65,382
  50,000,000                0         50,000,000 US TREASURY NOTE 5.875% 8/31/99                    50,151                    50,151
  15,000,000       25,000,000         40,000,000 US TREASURY NOTE 5.5% 2/28/99                      14,999      24,996        39,995
  50,000,000       50,000,000        100,000,000 US TREASURY NOTE 5.0% 2/15/99                      50,039      50,047       100,086
           0      250,000,000        250,000,000 US TREASURY NOTE 5.875% 02/28/99                              250,241       250,241
           0       25,000,000         25,000,000 US TREASURY NOTE 6.375% 1/15/99                                25,040        25,040
           0       50,000,000         50,000,000 US TREASURY NOTE 6.375% 5/15/99                                 50496        50,496
           0       25,000,000         25,000,000 US TREASURY NOTE 6.50% 04/30/99                                25,113        25,113
           0      100,000,000        100,000,000 US TREASURY NOTE 6.75% 05/31/99                               101,219       101,219
           0       75,000,000         75,000,000 US TREASURY NOTE 8.875% 2/15/99                                75,757        75,757
                                                                                               -------------------------------------
                                                                                                   432,072     853,828     1,285,900
                                                                                               -------------------------------------

                                                                                               -------------------------------------
                                                 Total Investments--104.97% (Cost $2,447,919,
                                                 $3,479,320, $5.927,239, respectively)           2,447,919   3,479,320     5,927,239
                                                                                               -------------------------------------


                        Nations Treasury Reserves / Pacific Horizon Treasury Fund
                         Pro Forma Combining Statement of Net Assets (unaudited)
                                             October 31,1998


                                            Nations        Pacific
                                            Treasury       Horizon     Adjustments to     Pro Forma
                                            Reserves    Treasury Fund    Pro Forma        Combined
                                           (in 000's)    (in 000's)      (in 000's)      (in 000's)
                                          -----------------------------------------     --------------

Total Investments                          $ 2,447,919    $ 3,479,320             $-    $ 5,927,239

Other Assets and Liabilities:

Receivable for securities sold                    --        2,578,844           --        2,578,844

Payable for securities purchased                  --       (2,675,987)          --       (2,675,987)

Payable for reverse repurchase agreement      (277,113)          --         (277,113)

Other assets and liabilities, net               47,057         46,320           --           93,377
                                                                         -----------    -----------

Total Other Assets and Liabilities            (230,056)       (50,823)          --         (280,879)
                                                                         -----------    -----------
Net Assets                                 $ 2,217,863    $ 3,428,497    $      --      $ 5,646,360
                                                                         ===========    ===========

Net Assets by Class:

Capital Class / Horizon (Primary)          $   466,959    $   704,992          $--      $ 1,171,951

Liquidity Class                                294,293           --             --          294,293

Adviser Class / Horizon Service                345,679      1,777,222           --        2,122,901


Market Class                                 1,110,932           --             --        1,110,932

Investor Class / Pacific Horizon                  --          432,672        432,672

Service Class / Class Y                           --           99,148         99,148

Daily / Class S & Class X                         --          414,463        414,463
                                                                         -----------    -----------

                                           $ 2,217,863    $ 3,428,497          $--     $ 5,646,360
                                                                         -----------    -----------

Shares Outstanding by Class:

Capital Class / Horizon (Primary)              466,882        705,088           --        1,171,970

Liquidity Class                                294,311           --             --          294,311

Adviser Class / Horizon Service                345,699      1,777,331           --        2,123,030

Market Class                                 1,111,000           --             --        1,111,000

Investor Class / Pacific Horizon                  --          432,816           --          432,816

Service Class / Class Y                           --           99,147           --           99,147

Daily / Class S & Class X                         --          414,460           --          414,460
                                                                         -----------    -----------

                                             2,217,892      3,428,842           --        5,646,734
                                                                         -----------    -----------

Net Asset Value per Share by Class:

Capital Class / Horizon (Primary)          $      1.00    $      1.00    $      --      $      1.00

Liquidity Class                            $      1.00    $      --      $      --      $      1.00

Adviser Class / Horizon Service            $      1.00    $      1.00    $      --      $      1.00


Market Class                               $      1.00    $      --      $      --      $      1.00

Investor Class / Pacific Horizon           $      --      $      1.00    $      --      $      1.00

Service Class / Class Y                    $      --      $      1.00    $      --      $      1.00

Daily / Class S & Class X                  $      --      $      1.00    $      --      $      1.00


                               See Notes to Pro Forma Financial Statements



                        Nations Treasury Reserves / Pacific Horizon Treasury Fund
                         Pro Forma Combining Statement of Operations (unaudited)
                           For the Twelve Month Period Ending October 31,1998

                                                Nations       Pacific
                                                Treasury      Horizon      Adjustments to     Pro Forma
                                                Reserves   Treasury Fund     Pro Forma         Combined
                                               (in 000's)   (in 000's)       (in 000's)       (in 000's)
                                              -----------------------------------------     --------------
INVESTMENT INCOME:
Interest                                            $79,852      $173,632           $0            $253,484

Dividends                                             2,891            -             -               2,891
                                              -----------------------------------------     --------------

Total Investment Income                              82,743       173,632            -             256,375
                                              -----------------------------------------     --------------

EXPENSES:

Investment Advisory                                   4,503         3,143        (657) (a)           6,989

Administration                                        1,500         3,159            - (a)           4,659

Transfer Agent                                          101           60          (30) (b)             131

Custodian                                               91            289         (42) (b)             338


Legal and Audit Fees                                    29            174         (42) (b)             161

Registration & Filing                                   127           204            -                 331

Trustees' Fees                                          21            57          (44) (b)             34

Interest Expense                                         -             -             -                  -

Other expenses                                          63            319         (50) (b)             332
                                              -----------------------------------------     --------------

Subtotal                                              6,435         7,405        (865)              12,975
                                              -----------------------------------------     --------------

Shareholder Servicing and Distribution
Fees

Liquidity Class                                       4,114            -             -               4,114

Adviser Class / Horizon Service                         723         4,463            -               5,186

Market Class                                          1,987            -             -               1,987

Investor Class / Pacific Horizon                         -          1,103           103(a)           1,206

Service Class / Class Y                                  -            773            -                 773

Daily / Class S & Class X                                -          1,312           119(a)           1,431
                                              -----------------------------------------     --------------

Subtotal                                              6,824         7,651           222             14,697
                                              -----------------------------------------     --------------

Fees waived and/or reimbursed by investment

advisor, administrator and/or distributor          (7,415)             -          3,750(c)        (3,665)
                                              -----------------------------------------     --------------

Total Expenses                                        5,844        15,056         3,107             24,007
                                              -----------------------------------------     --------------

                                              -----------------------------------------     --------------

NET INVESTMENT INCOME                                76,899       158,576      (3,107)             232,368
                                              -----------------------------------------     --------------

NET REALIZED GAIN/(LOSS)
                                              -----------------------------------------     --------------

ON INVESTMENTS                                         (2)            19             -                 17
                                              -----------------------------------------     --------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                              =========================================     ==============
RESULTING FROM OPERATIONS                           $76,897      $158,595     ($3,107)            $232,385
                                              =========================================     ==============

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

                   See Notes to Pro Forma Financial Statements

                            Nations Treasury Reserves
                          Pacific Horizon Treasury Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)





1.       Basis of Combination

Nations Institutional Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of October 31, 1998 the Trust offered five separate portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of October 31, 1997 and the unaudited pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at October 31, 1998 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Pacific Horizons Treasury Fund in exchange for shares of Nations Treasury Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Pacific Horizon Treasury Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Treasury Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended October 31, 1998.

                         NATIONS INSTITUTIONAL RESERVES

                              ONE NATIONSBANK PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                  1-800-626-2275

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

      1. Co-Administration Agreement with Stephens Inc. and NationsBank Advisors, Inc.;

      2.      Distribution Agreement with Stephens Inc.;

      3.      Custody Agreement with The Bank of New York; and

      4.      Transfer Agency Agreement with First Data Investor Services Group,
              Inc.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits.

         All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 33-33144;811-6030). All references to the "Pacific Horizon Registration Statement" in the following list of Exhibits refer to the Pacific Horizon Funds' Registration Statement on Form N-1A (File Nos. ).

Exhibit Number      Description

(1) Declaration of Trust date January 22, 1990, is incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(2) By-Laws dated January 22, 1990, are incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(3)                 Not Applicable.

(4) Form of Agreement and Plan of Reorganization, filed herewith as Appendix II to the Combined
                    Prospectus/Proxy Statement.

(5)                 Not Applicable.

(6)(a) Investment Advisory Agreement with NationsBanc Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 17.

(6)(b) Sub-Advisory Agreement with TradeStreet Investment Associates, Inc. incorporated by reference to Post-Effective Amendment No. 17.

(7)                 Distribution Agreement with Stephens, Inc.
                    incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(8)                 Not Applicable.

(9) Custody Agreement with The Bank of New York incorporated by reference to Post-Effective Amendment No. 20.

(10)(a) Shareholder Servicing Plan for Adviser Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.


(10)(b) Form of Shareholder Servicing Agreement for Adviser Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(10)(c) Form of Shareholder Servicing Plan for Market Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(10)(d) Shareholder Servicing Agreement for Market Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(10)(e) Shareholder Servicing Plan for Liquidity Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(10)(f) Distribution Plan for Liquidity Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(10)(g) Distribution Plan for Market Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(10)(h) Form of Brokerage Agreement, dated November 18, 1994, is incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(10)(i) Transfer Agency and Registrar Agreement with First Data Investor Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(11) Opinion and Consent of Morrison & Foerster LLP, filed herewith.

(12)                See Item 17(3) of this Part C.

(13)(a) Administration Agreement with Stephens Inc., dated May 1, 1994, is incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(13)(b) Co-Administration Agreement with The Boston Company Advisors, Inc., dated May 1, 1994, is incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

(14)(a) Consent of Independent Accountants- PricewaterhouseCoopers LLP, filed herewith.

(14)(b) Consent of Independent Accountants - PricewaterhouseCoopers LLP, filed herewith.

(15)                Not Applicable.

(16)                Powers of Attorney, filed herewith.

(17)(a) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated April 12, 1995, is incorporated by reference to Post-Effective Amendment No. 22, filed on August 27,
                    1998.

(17)(b)             Form of Proxy Ballot, filed herewith.

(17)(c)(i) Prospectuses and Statement of Additional Information for Capital Class, Adviser Class, Liquidity Class, and Market Class Shares of Nations Cash Reserve, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves, dated September 1, 1998, are incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, as filed on August 27, 1998.

(17)(c)(ii) Prospectuses and Statement of Additional Information for Daily Class, Investor Class, Service Class and Trust Class Shares of Nations Cash Reserves, Nations Treasury Reserves, nations Government Reserves and Nations Municipal reserves dated January __, 1999, are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, as filed on November 25, 1998.

(17)(c)(iii) Prospectuses and Statements of Additional Information for Horizon, Horizon Service, Pacific Horizon, Class Y, and Class S & X Shares of Pacific Horizon Prime Fund and Pacific Horizon Treasury Fund, and Horizon, Horizon Service, Pacific Horizon, and Class S & X Shares of Pacific Horizon California Tax-Exempt Money Market Fund, and Horizon, Horizon Service, Pacific Horizon, and Class S Shares of the Pacific Horizon Tax-Exempt Money Fund, and Horizon, Horizon Service, and Pacific Horizon Shares of the Pacific Horizon Government Fund, incorporated by reference to Post-Effective Amendment No. 60 to the Pacific Horizon Registration Statement as filed on July 1, 1998.

(17)(c)(iv) Prospectuses and Statements of Additional Information for Class A, B, K, and SRF Shares of the Pacific Horizon Asset Allocation Fund, and Class A, B, and K Shares of the Pacific Horizon Capital Income Fund, and Class A and B Shares of the Pacific Horizon California Municipal Income Fund, and Class A, K, and SRF Shares of the Pacific Horizon Intermediate Bond Fund, incorporated by reference to Post-Effective Amendment No. 60 to the Pacific Horizon Registration Statement as filed on July 1, 1998.

(17)(c)(v) Annual Reports for Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves for the year ended April 30, 1998, filed on June 30, 1998.

(17)(c)(vi) Annual Reports for Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund, California Tax-Exempt Money Market Fund, Capital Income Fund, Government Fund, Intermediate Bond Fund, Prime Fund, Tax-Exempt Money Fund, Treasury Fund, and Treasury Only Fund for the year ended February 28, 1998, filed on _________________.

(17)(c)(vii) Semi-Annual Reports for Asset Allocation Fund, Blue Chip Fund, California Municipal Bond Fund, California Tax-Exempt Money Market Fund, Capital Income Fund, Government Fund, Intermediate Bond Fund, Prime Fund, Tax-Exempt Money Fund, Treasury Fund, and Treasury Only Fund for the period ended August 31, 1998, filed on ___________________.


Item 17. Undertakings.

         (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 23rd day of December, 1998.

                                    NATIONS INSTITUTIONAL RESERVES


                                    By:                  *
                                        ----------------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees

                                    By:   /s/ Richard H. Blank, Jr.
                                        ----------------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                                   TITLE                          DATE

         *                                 President and Chairman               December 23, 1998
-------------------------------          of the Board of Trustees
(A. Max Walker)                        (Principal Executive Officer)


   /s/ Richard H. Blank, Jr.                   Treasurer                        December 23, 1998
-------------------------------         (Principal Financial and
(Richard H. Blank, Jr.)                    Accounting Officer)


                *                                Trustee                        December 23, 1998
-------------------------------
(Edmund L. Benson, III)

                *                                Trustee                        December 23, 1998
-------------------------------
(James Ermer)

                *                                Trustee                        December 23, 1998
-------------------------------
(William H. Grigg)

                *                                Trustee                        December 23, 1998
-------------------------------
(Thomas F. Keller)

                *                                Trustee                        December 23, 1998
-------------------------------
(Carl E. Mundy, Jr.)

                *                                Trustee                        December 23, 1998
-------------------------------
(Charles B. Walker)

                *                                Trustee                        December 23, 1998
-------------------------------
(Thomas S. Word)

                *                                Trustee                        December 23, 1998
-------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
-------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                         Nations Institutional Reserves

                          File Nos. 33-33144; 811-6030

Exhibit Number                           Description
--------------                           -----------

Ex-99.11                                 Opinion and Consent of Morrison &
                                         Foerster LLP

Ex-99.14(a)                              Consent of Accountants --
                                         PricewaterhouseCoopers LLP

Ex-99.14(b)                              Consent of Accountants -
                                         PricewaterhouseCoopers LLP

Ex-99.16                                 Powers of Attorney

Ex-99.17                                 Form of Proxy Ballot